UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor
New York, NY 10158
(Address of principal executive offices) (Zip code)

Thomas Park
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
(Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2023

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X SuperDividend® ETF (ticker: SDIV)
Global X Social Media ETF (ticker: SOCL)
Global X Guru® Index ETF (ticker: GURU)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X S&P 500® Covered Call ETF (ticker: XYLD)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X Renewable Energy Producers ETF (ticker: RNRG)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X E-commerce ETF (ticker: EBIZ)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)
Global X S&P Catholic Values Developed ex-U.S. ETF (ticker: CEFA)
Global X Nasdaq 100® Covered Call & Growth ETF (ticker: QYLG)
Global X S&P 500® Covered Call & Growth ETF (ticker: XYLG)
Global X Emerging Markets Internet & E-commerce ETF (ticker: EWEB)
Global X NASDAQ 100® Tail Risk ETF (ticker: QTR)
Global X NASDAQ 100® Risk Managed Income ETF (ticker: QRMI)
Global X NASDAQ 100® Collar 95-110 ETF (ticker: QCLR)
Global X S&P 500® Tail Risk ETF (ticker: XTR)
Global X S&P 500® Risk Managed Income ETF (ticker: XRMI)
Global X S&P 500® Collar 95-110 ETF (ticker: XCLR)
Global X Disruptive Materials ETF (ticker: DMAT)
Global X Dow 30® Covered Call ETF (ticker: DJIA)
Global X Russell 2000 Covered Call & Growth ETF (ticker: RYLG)
Global X Financials Covered Call & Growth ETF (ticker: FYLG)
Global X Health Care Covered Call & Growth ETF (ticker: HYLG)
Global X Information Technology Covered Call & Growth ETF (ticker: TYLG)
Global X Nasdaq 100® ESG Covered Call ETF (ticker: QYLE)
Global X S&P 500® ESG Covered Call ETF (ticker: XYLE)
Global X Dow 30® Covered Call & Growth ETF (ticker: DYLG)

Annual Report

October 31, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

Global X Lithium & Battery Tech ETF

The Global X Lithium & Battery Tech ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the lithium industry, as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 28.63%, while the Underlying Index decreased 28.42%. The Fund had a net asset value of $67.13 per share on October 31, 2022 and ended the reporting period with a net asset value of $47.33 on October 31, 2023.

During the reporting period, the highest returns came from Simplo Technology Co Ltd and BYD Co Ltd-H, which returned 41.43% and 36.22%, respectively. The worst performers were Freyr Battery SA and Core Lithium Ltd, which returned -75.88% and -74.26, respectively.

The Fund recorded negative performance over the reporting period, as lithium producers were impacted by declining prices, and both lithium producers and battery manufacturers were impacted by weakened demand. In particular, lithium prices were weighed down by performance in the Chinese spot market, the largest spot market in the world by a wide margin, amid weakened demand and bearish sentiment. Notably, electric vehicle (EV) sales in China were weaker at the start of 2023 and remained volatile for several months due to policy changes, including the end of subsidies on EV purchases, as well as a decline in consumer sentiment amid the broader economic slowdown. To counter slower demand and continued uncertainty over the short-term, battery makers largely worked through built up inventories instead of taking on new lithium contracts. During the reporting period, the Fund had an average approximate stock exposure of 35.44% in China and 24.62% in the United States. By sector, the Fund had its highest average exposure to Materials at 38.16%, Consumer Discretionary at 23.17% and Industrials at 23.03%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Lithium & Battery Tech	-28.63%	-27.69%	3.93%	4.01%	10.75%	11.00%	7.66%	7.71%
Solactive Global Lithium Index (USD)	-28.42%	-28.42%	4.45%	4.45%	11.02%	11.02%	8.18%	8.18%
MSCI ACWI (Net) (USD)	10.50%	-10.50%	6.68%	6.68%	7.47%	7.47%	6.81%	6.81%

Management Discussion of Fund Performance (unaudited)

Global X Lithium & Battery Tech ETF

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on July 22, 2010.

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

Global X SuperDividend® ETF

The Global X SuperDividend® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 100 equally weighted companies that rank among the highest dividend yielding equity securities in the world, including emerging market countries, as defined by Solactive AG, the provider of the Underlying Index (“Index Provider”). The Index Provider applies certain dividend stability filters.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 0.31%, while the Underlying Index increased 0.49%. The Fund had a net asset value of $23.05 per share on October 31, 2022 and ended the reporting period with a net asset value of $20.36 on October 31, 2023, following a 1:3 reverse share split on December 19, 2022.

During the reporting period, the highest returns came from China SCE Group Holdings Ltd and Powerlong Real Estate Holdings, which returned 199.23% and 196.66%, respectively. The worst performers were Manulife US REIT and Grange Resources Limited, which returned -85.27% and -60.84%, respectively.

The Fund generated negative returns during the reporting period, as uncertainty on the direction of interest rates continued to impact global equity markets. Real estate experienced a continued decline, as high interest rates increased financing costs, which negatively impacted Mortgage REITs, the largest industry holding in the Fund. The Materials sector also detracted from performance in 2023, as recession worries around the world depressed returns. However, elevated energy prices and structural supply issues lent strength to energy and energy-linked industrial holdings within the Fund’s portfolio. During the reporting period, the Fund had an average approximate exposure of 30.33% to stocks in United States and 13.45% in Brazil. By sector, it had the highest exposure to Financials at 31.29%, Materials at 15.72% and Energy at 13.99%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® ETF	-0.31%	-0.86%	-4.45%	-4.45%	-10.31%	-10.32%	-4.17%	-4.17%
Solactive Global SuperDividend Index (USD)	0.49%	0.49%	-5.07%	-5.07%	-10.66%	-10.66%	-4.41%	-4.41%
MSCI ACWI (Net) (USD)	10.50%	10.50%	6.68%	6.68%	7.47%	7.47%	6.81%	6.81%

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on June 8, 2011.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

Global X Social Media ETF

The Global X Social Media ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect the performance of companies involved in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications, as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 40.40%, while the Underlying Index increased 41.27%. The Fund had a net asset value of $24.88 per share on October 31, 2022, and ended the reporting period with a net asset value of $34.75 on October 31, 2023.

During the reporting period, the highest returns came from Meitu Inc and Meta Platforms Inc-Class A which returned 366.35% and 223.39%, respectively. The worst performers were Bumble Inc A and Giftee Inc, which returned -47.09% and -45.04%, respectively.

During the reporting period, the Fund achieved positive performance, driven by escalating user engagement and increased time spent on global social media platforms. Bundled product offerings encompassing entertainment, news, and diverse content verticals generated additional revenue streams, reflecting the social media industry’s adaptability and resilience. Industry-wide price adjustments reinforced social media platforms’ potential, signifying confidence in their future growth. The incorporation of generative artificial intelligence (AI) technology proved pivotal, personalizing user experiences. Furthermore, strategic workforce reductions within social media firms resonated positively with investors and improved profit margins. Lower valuations of these companies also attracted the attention of prospective investors during the reporting period. During the reporting period, the Fund had an average approximate stock exposure of 38.19% in the United States, 34.80% in China and 13.40% in South Korea.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Social Media ETF	40.40%	40.27%	-12.29%	-12.43	3.79%	3.77%	6.29%	6.24%
Solactive Social Media Total Return Index (USD)	41.27%	41.27%	-11.88%	-11.88%	4.34%	4.34%	6.80%	6.80%
MSCI ACWI (Net) (USD)	10.50%	10.50%	6.68%	6.68%	7.47%	7.47%	6.81%	6.81%

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on November 14, 2011.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging market

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

Global X Guru® Index ETF

The Global X Guru Index ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities that Solactive AG characterizes as hedge funds. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with concentrated top holdings are included in the selection process. Once the hedge fund pool has been determined, the Index Provider utilizes 13F filings to compile the top stock holding from each of these hedge funds. The stocks are screened for liquidity and equal weighted.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 2.58%, while the Underlying Index increased 1.96%. The Fund had a net asset value of $33.48 per share on October 31, 2022 and ended the reporting period with a net asset value of $34.23 on October 31, 2023.

During the reporting period, the highest returns came from BiliBili Inc-Sponsored ADR and GDS Holdings Ltd-ADR, which returned 129.48% and 119.24%, respectively. The worst performers were Fate Therapeutics Inc and Icahn Enterprises LP, which returned -72.32% and -63.75%, respectively.

During the reporting period, an increased focus on technological advancements within artificial intelligence technology, led to positive investor sentiment towards technology sector holdings within the Fund. Pharmaceutical holdings that made weight loss drug advancements positively impacted the Fund during the reporting period. Furthermore, as inflation within the U.S. declined, the Federal Reserve’s slower pace of interest rate hikes during the reporting period positively impacted holdings within the Fund. Amid geopolitical concerns, oil refiners and explorers within the Fund provided a level of negative performance as volatility in the oil markets remained apparent during the reporting period. During the reporting period, the Fund had the highest sector exposure to Health Care at 18.38%, Consumer Discretionary at 14.59%, Information Technology at 12.46% and Financials at 12.37%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru® Index ETF	2.58%	2.49%	-2.02%	-1.95%	3.49%	3.47%	4.31%	4.29%
Solactive Guru Index	1.96%	1.96%	-2.12%	-2.12%	3.48%	3.48%	4.48%	4.48%
S&P 500® Index	10.14%	10.14%	10.36%	10.36%	11.01%	11.01%	11.18%	11.18%

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on June 4, 2012.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)

Global X SuperIncome™ Preferred ETF

Global X SuperIncome™ Preferred ETF

The Global X SuperIncome™ Preferred ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. High Yield Preferred Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of the highest-yielding preferred securities listed in the United States, as determined by Solactive AG, the administrator of the Underlying Index (“Index Administrator”). The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Administrator. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The Underlying Index is owned and was developed by Global X Management Company LLC, an affiliate of the Fund and the Fund’s investment adviser.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 9.26% and the Underlying Index decreased 9.01%. The Fund had a net asset value of $9.67 per share on October 31, 2022 and ended the reporting period with a net asset value of $8.21 on October 31, 2023.

During the reporting period, the highest returns came from Rithm Capital Corp and Annaly Capital Management Inc., which returned 24.42% and 22.29%, respectively. The worst performers were First Republic Bank and Signature Bank, which returned -99.75% and -99.62%, respectively.

The Fund generated negative returns over the reporting period as challenging geopolitical concerns and monetary policy tightening by central banks weighed negatively on preferred stock and fixed income markets. The U.S. Federal Reserve slowed down its pace of interest rate hikes during the reporting period, however, borrowers continued to feel the negative impact of rising interest costs. Furthermore, the banking sector, one of the primary issuers of preferred securities, continued to face pressure due to regulatory concerns about potential contagion following the collapse of certain regional banks during the middle of the reporting period. This led to fears of widening credit spreads for preferred securities, which dampened valuations during the reporting period. During the reporting period, the Fund had an approximate average sector exposure of 72.04% to Financials, 7.11% to Communication Services, and 5.25% to Utilities.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperIncome™ Preferred ETF	-9.26%	-9.08%	-3.84%	-3.69%	-0.49%	-0.47%	0.71%	0.62%
S&P Enhanced Yield North American Preferred Stock Index	-9.01%	-9.01%	-3.37%	-3.37%	0.00%	0.00%	1.28%	1.28%
S&P 500® Index	10.14%	10.14%	10.36%	10.36%	11.01%	11.01%	11.18%	11.18%

Management Discussion of Fund Performance (unaudited)

Global X SuperIncome™ Preferred ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* Fund commenced operations on July 16, 2012.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® U.S. ETF

Global X SuperDividend® U.S. ETF

The Global X SuperDividend® U.S. ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® U.S. Low Volatility Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is maintained by Indxx, LCC (the “Index Provider”). The Underlying Index tracks the performance of 50 equally weighted common stocks, MLPs and REITs that rank among the highest dividend yielding equity securities in the United States, as defined by the Index Provider. The components of the Underlying Index will have also paid dividends consistently over the last two years. The Underlying Index is comprised of securities that the Index Provider determines to have lower relative volatility than the market.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 12.60% and the Underlying Index decreased 12.09%. The Fund had a net asset value of $19.18 per share on October 31, 2022 and ended the reporting period with a net asset value of $15.62 on October 31, 2023.

During the reporting period, the highest returns came from US Compression Partners LP and Magellan Midsteam Partners, which returned 52.91% and 38.82%, respectively. The worst performers were PetMed Express, Inc. and Lumen Technologies, Inc., which returned -65.20% and -56.11%, respectively.

The Fund generated negative returns during the reporting period as elevated interest rates resulted in higher borrowing costs, reduced profit margins, and increased pressures on underlying constituents. This negatively impacted interest rate sensitive sectors within the Fund such as real estate investment trusts (REITs) and utilities. A strong U.S. dollar, coupled with slower-than-expected economic activity globally weighed negatively on energy prices, creating mixed impacts on the Fund’s energy holdings. Lastly, the rise in financing costs translated into reduced cash flows for REITs, due to increased carrying costs for acquisitions and development projects. During the reporting period, the Fund had an average sector exposure of 23.89% to Energy, 15.24% to Consumer Staples and 14.41% to Financials.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® U.S. ETF	-12.60%	12.59%	8.01%	8.03%	-2.01%	-2.00%	1.65%	1.65%
Indxx SuperDividend U.S. Low Volatility Index	-12.09%	-12.09%	8.52%	8.52%	-1.66%	-1.66%	2.21%	2.21%
S&P 500 Index (Gross)	10.14%	10.14%	10.36%	10.36%	11.01%	11.01%	11.18%	11.18%

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® U.S. ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on March 11, 2013.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)

Global X S&P 500® Covered Call ETF

Global X S&P 500® Covered Call ETF

The Global X S&P 500 Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 BuyWrite Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of two parts: (1) all the equity securities in the S&P 500® Index (the “Reference Index”) in substantially similar weight as the Reference Index; and (2) short (written) call options on up to 100% of the S&P 500® Index.

For the 12-month period ending October 31, 2023 (the “reporting period”), the Fund increased 6.45%, while the Underlying Index increased 7.27%. The Fund had a net asset value of $40.00 per share on October 31, 2022 and ended the reporting period with a net asset value of $38.18 on October 31, 2023.

During the reporting period, the highest returns came from Meta Platforms Inc. Class-A and Nvidia Corp., which returned 223.39% and 202.32%, respectively. The worst performers were Signature Bank and SVB Financial Group, which returned -99.92% and -99.83%, respectively.

The Fund recorded positive returns during the reporting period as a slower pace of interest rate hikes by the Federal Reserve positively impacted the valuations of the growth-style names held within the Underlying Index. Concurrently, corporate earnings largely met market expectations and quelled concerns over an impending recession and drove investor confidence in U.S. markets, including holdings within the Fund. Market volatility was subdued, on a relative basis, and the Fund’s buy-write strategy contributed to a level of underperformance relative to the Reference Index. Despite the Fund’s inability to participate in the Reference Index’s upward price appreciation, the Fund still managed to generate positive returns during the reporting period due to the premiums produced by its buy-write option strategy.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Ten Year Return
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Covered Call ETF	6.45%	6.50%	7.49%	7.13%	4.50%	4.47%	6.01%	6.52%
Hybrid S&P 500® Stock Covered Call Index/CBOE S&P 500 2% OTM BuyWrite Index/CBOE S&P 500 BuyWrite Index**	7.27%	7.27%	8.30%	8.30%	5.45%	5.45%	6.40%	6.40%
S&P 500® Index	10.14%	10.14%	10.36%	10.36%	11.01%	11.01%	11.18%	11.18%

Management Discussion of Fund Performance (unaudited)

Global X S&P 500® Covered Call ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on June 21, 2013.

** Hybrid Index performance reflects the performance of the S&P 500® Stock Covered Call Index through September 14, 2017, the CBOE S&P 500 2% OTM BuyWrite Index through August 20, 2020 and the CBOE S&P 500 BuyWrite Index thereafter.

The Fund operated as the Horizons S&P 500® Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018 (See Note 1 in Notes to Financial Statements).

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Management Discussion of Fund Performance (unaudited)

Global X S&P 500® Covered Call ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ 100® Covered Call ETF

Global X NASDAQ 100® Covered Call ETF

The Global X Nasdaq 100® Covered Call ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE Nasdaq-100® BuyWrite V2 Index (the “Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The CBOE Nasdaq-100® BuyWrite Index (“BXN Index”) is a benchmark index that measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the Nasdaq-100® Index (“Reference Index”), and “writes” (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index. The Underlying Index replicates the methodology used to calculate the BXN Index, with one exception: the written Reference Index covered call options are held until one day prior to the expiration date (i.e., generally the Thursday preceding the Third Friday of the month) and are liquidated at a volume weighted average price determined at the close.

For the 12-month period ending October 31, 2023 (the “reporting period”), the Fund increased 15.91%, while the Underlying Index increased 16.68%. The Fund had a net asset value of $16.15 per share on October 31, 2022 and ended the reporting period with a net asset value of $16.60 on October 31, 2023.

During the reporting period, the highest returns came from Meta Platforms Inc- Class A and Nvidia Corp, which returned 223.39% and 202.32%, respectively. The worst performers were Enphase Energy Inc and Lucid Group Inc, which returned -74.49% and -71.17%, respectively.

During the reporting period, the Fund experienced positive performance as the adoption of new machine learning platforms and advancements in artificial intelligence technology resulted in valuation expansions for technology sector constituents within the Fund. The Fund underperformed its Reference Index during the reporting period since its covered call strategy mitigates the upside potential for options premiums. During the reporting period, the Fund had average stock exposure of 48.60% to the Information Technology sector, 16.14% to the Communication Services sector and 14.43% to the Consumer Discretionary sector.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ 100® Covered Call ETF	15.91%	16.05%	5.09%	5.04%	4.93%	4.88%	6.67%	6.66%
Hybrid CBOE NASDAQ-100® BuyWrite Index/CBOE NASDAQ-100® BuyWrite V2 Index**	16.68%	16.68%	5.61%	5.61%	5.94%	5.94%	7.53%	7.53%
NASDAQ 100® Total Return Index	27.45%	27.45	10.12%	10.12%	16.68%	16.68%	16.68%	16.68%

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ 100® Covered Call ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on December 11, 2013.

** Hybrid Index performance reflects the performance of the CBOE NASDAQ-100® BuyWrite Index through October 14, 2015 and CBOE NASDAQ-100® BuyWrite V2 Index thereafter.

The Fund operated as the Horizons NASDAQ 100® Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018 (See Note 1 in Notes to Financial Statements).

On October 14, 2015, Global X Management Company LLC (The “Advisor”) changed the Fund’s primary benchmark from the BXN Index to BXNT Index in connection with a change in the Fund’s principal strategies. The Advisor believes the BXNT Index is a better measure of the Fund’s performance. Returns reflect a blended benchmark.

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ 100® Covered Call ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

Global X MSCI SuperDividend® Emerging Markets ETF

The Global X MSCI SuperDividend® Emerging Markets ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Top 50 Dividend Index (the “Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is based on the MSCI Emerging Markets Index, its parent index (the “Parent Index”), which includes large and mid-cap stocks across 23 emerging markets countries. The Underlying Index aims to reflect the performance of 50 securities from the Parent Index, selected by dividend yield that have increased or maintained their dividend per share compared to the previous year or have increased or maintained their payout ratio (defined as dividend per share/earnings per share) if the dividend per share has dropped by up to 10%.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 13.77%, while the Underlying Index increased 14.97%. The Fund had a net asset value of $21.36 per share on October 31, 2022 and ended the reporting period with a net asset value of $22.48 on October 31, 2023, following a 1:3 reverse share split on December 19, 2022.

During the reporting period, the highest returns came from Lite-On Technology Corp. and Eastern Co, which returned 128.95% and 122.87%, respectively. The worst performers were Shanghai Lujiazui Fin & Trad-B and Braskem SA-Pref A, which returned -45.22% and -40.01%, respectively.

The Fund experienced a positive return during the reporting period as the reorganization of strategic supply chains supported opportunities for companies in emerging markets. China’s reopening, following the relaxation of COVID-19 restrictions, led to a resurgence in private consumption. Technology holdings in Taiwan experienced positive sentiment, as manufacturers of chips and electronics benefited from a tech-driven rally in the first half of 2023. During the reporting period, exporters from emerging market nations generally benefited from a strengthening dollar and higher oil prices. This positively impacted holdings within the energy sector, particularly global petroleum and oil refiners, which saw increased demand for refining capacity. During the reporting period, the Fund had an average stock exposure of 26.27% in China, 15.10% in Taiwan and 12.55% in Brazil. By sector, it had the highest average exposure to Materials at 30.28%, Financials at 20.86% and Energy at 17.88%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI SuperDividend® Emerging Markets ETF	13.77%	13.34%	-0.31%	-0.55%	-3.46%	-3.43%	-1.39%	-1.42%
Hybrid INDXX SuperDividend Emerging Markets Index/MSCI Emerging Markets Top 50 Dividend Index	14.97%	14.97%	0.39%	0.39%	-2.64%	-2.64%	-0.34%	-0.34%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-3.67%	-3.67%	1.59%	1.59%	2.15%	2.15%

Management Discussion of Fund Performance (unaudited)

Global X MSCI SuperDividend® Emerging Markets ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on March 16, 2015.

** Hybrid Index performance reflects the performance of the INDXX SuperDividend® Emerging Markets Index through November 15, 2016 and the MSCI Emerging Markets Top 50 Dividend Index thereafter.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® REIT ETF

Global X SuperDividend® REIT ETF

The Global X SuperDividend® REIT ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of Real Estate Investment Trusts (“REITs”) that rank among the highest yielding REITs globally, as determined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 6.97% and the Underlying Index decreased 6.32%. The Fund had a net asset value of $21.65 per share on October 31, 2022 and ended the reporting period with a net asset value of $18.67 on October 31, 2023, following a 1:3 reverse share split on December 19, 2022.

During the reporting period, the highest returns came from AGNC Investment Corp. and Annaly Capital Management, Inc., which returned 47.80% and 30.94%, respectively. The worst performers were Northwest Healthcare Properties and Global Net Lease Inc, which returned -63.31% and -40.61%, respectively.

The Fund generated negative returns over the reporting period as tightening credit conditions, declining demand for commercial office space, and rising interest rates weighed down REIT performance. Increasing financing costs made it difficult for REITs to fund acquisitions and development projects. This led to reduced prospects for growth and negatively impacted the Fund’s constituents. REITs concentrated in long-term care and data center facilities performed well during the reporting period, while holdings concentrated in office space and mortgage investments exhibited negative performance. Furthermore, upward wage pressure and reduced leasing activities adversely impacted the profitability of underlying portfolio companies. During the reporting period, the Fund had an average approximate exposure of 58.68% to the United States and 18.28% to Singapore.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® REIT ETF	-6.97%	-6.46%	0.59%	0.54%	-8.96%	-8.98%	-2.37%	-2.37%
Solactive Global SuperDividend® REIT Index	-6.32%	-6.32%	1.08%	1.08%	-8.59%	-8.59%	-1.85%	-1.85%
S&P 500® Index	10.14%	10.14%	10.36%	10.36%	11.01%	11.01%	10.48%	10.48%

Management Discussion of Fund Performance (unaudited)

Global X SuperDividend® REIT ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on March 16, 2015.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)

Global X Renewable Energy Producers ETF

Global X Renewable Energy Producers ETF

The Global X Renewable Energy Producers ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Renewable Energy Producers Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to publicly traded companies that produce energy from renewable sources including wind, solar, hydroelectric, geothermal, and biofuels (including publicly traded companies that are formed to own operating assets that produce defined cash flows, as defined by Indxx LLC, the provider of the Underlying Index.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 27.93%, while the Underlying Index decreased 27.72%. The Fund had a net asset value of $13.05 per share on October 31, 2022 and ended the reporting period with a net asset value of $9.30 on October 31, 2023.

During the reporting period, the highest returns came from Concord New Energy Goup Ltd and Verbund AG which returned 26.85% and 15.91%, respectively. The worst performers were Enviva Inc and Renova Inc, which returned -93.73% and -67.62%, respectively.

The Fund recorded negative performance over the reporting period, as renewable energy producers saw their performances impacted by higher interest rates, long permitting timelines, and project delays, as well as elevated materials costs throughout the wind and solar power value chains. Within the solar industry developers faced dampened residential and commercial demand in key markets, such as the U.S. and China. Notably, high polysilicon costs translated into higher costs across the entire solar power value chain, impacting demand and leading to project delays. In the U.S., policy uncertainty over tariffs at the federal level and shifting policies for residential solar in California also created headwinds. Wind power project developers faced continued challenges within the supply chain, along with pressures due to elevated project costs and higher interest rates. During the reporting period, the Fund had an average approximate stock exposure of 12.54% in Canada, 11.88% in the United States, 11.60% in Brazil and 10.72% in New Zealand.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Renewable Energy Producers ETF	-27.93%	-28.37%	-13.28%	-13.44%	-2.02%	-1.98%	-2.51%	-2.58%
Hybrid Indxx Renewable Energy Producers Index**	-27.72%	-27.72%	-12.95%	-12.95%	1.59%	1.59%	-2.15%	-2.15%
MSCI ACWI (Net)	10.50%	10.50%	6.68%	6.68%	7.47%	7.47%	6.46%	6.46%

Management Discussion of Fund Performance (unaudited)

Global X Renewable Energy Producers ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* Fund commenced operations on May 27, 2015.

**Hybrid index performance reflects the performance of the Indxx Global YieldCo Index through November 18, 2018 and the Indxx YieldCo & Renewable Energy Income Index thereafter. Effective February 1, 2021, the name of the Underlying Index changed from Indxx YieldCo & Renewable Energy Income Index to the Indxx Renewable Energy Producers Index.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Management Discussion of Fund Performance (unaudited)

Global X Renewable Energy Producers ETF

High short term performance of the fund is unusual and investors should not expect such performance to be repeated.

See definition of comparative indices on the previous page

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

Global X S&P 500® Catholic Values ETF

The Global X S&P 500® Catholic Values ETF (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The S&P 500® Catholic Values Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops. The Underlying Index then reweights the remaining constituents so that the Underlying Index’s sector exposures matches the sector exposures of the S&P 500® Index.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 9.22%, while the Underlying Index increased 9.56%. The Fund had a net asset value of $47.19 per share on October 31, 2022 and ended the reporting period with a net asset value of $50.89 on October 31, 2023.

During the reporting period, the highest returns came from Meta Platforms Inc Class-A and Nvidia Corp, which returned 223.39% and 202.32%, respectively. The worst performers were Signature Bank and SVB Financial Group, which returned -99.92% and -99.83%, respectively.

The Fund recorded positive performance over the reporting period as the Federal Reserve’s pace of interest rate hikes slowed due to positive inflation data. Improved market estimates of economic growth resulted in increased stock valuations for companies held by the Fund. Artificial Intelligence and robotics technology enabled additional growth avenues for information technology companies, the largest sector exposure of the Fund. Furthermore, positive inflation adjusted wage growth in the labor market helped the U.S. economy remain resilient. During the reporting period, the Fund had an average approximate sector exposure to Information Technology at 25.76%, Health Care at 14.15% and Financials at 13.38%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Catholic Values ETF	9.22%	9.20%	9.38%	9.63%	10.36%	10.36%	11.20%	11.20%
S&P 500® Catholic Values Index	9.56%	9.56%	9.68%	9.68%	10.70%	10.70%	11.16%	11.16%
S&P 500® Index	10.14%	10.14%	10.36%	10.36%	11.01%	11.01%	11.66%	11.66%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* Fund commenced operations on April 18, 2016.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

Global X MSCI SuperDividend® EAFE ETF

The Global X MSCI SuperDividend® EAFE ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Top 50 Dividend Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in Europe, Australasia and the Far East, as defined by MSCI, the provider of the Underlying Index.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 14.08%, while the Underlying Index increased 14.21%. The Fund had a net asset value of $11.98 per share on October 31, 2022 and ended the reporting period with a net asset value of $12.76 on October 31, 2023.

During the reporting period, the highest returns came from Swiss RE AG and Kawasaki Kisen Kaisha Ltd, which returned 55.89% and 54.17%, respectively. The worst performers were Aroundtown SA and Xinyi Glass Holdings Ltd, which returned -55.79% and -22.82%, respectively.

The Fund performed positively during the reporting period as developed market central banks signaled potential pauses to interest rate hikes, particularly in the European Union, as weaker growth and cooling labor markets eased inflation tensions. Purchases of long-term Gilts by the Bank of England helped stabilize the United Kingdom’s local currency in response to market dislocations from its budget proposal during the reporting period. Multinational insurance companies domiciled in Europe were positively impacted, spurred by higher investment earnings from elevated interest rates. Japanese holdings within the Fund outperformed regional peers, driven by strong economic data which increased foreign investment inflows. Japanese transport companies within the Fund such as oil tankers, container ships and liquefied natural gas (LNG) carriers, benefited from increased exports related to automobiles and a continued pickup in LNG spot charter rates. During the reporting period, the Fund had the highest average exposure to United Kingdom at 16.18% and Japan at 12.72%. By sector, the Fund had the highest average exposure to Financials at 30.90% and Communication Services at 14.92%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI SuperDividend® EAFE ETF	14.08%	14.94%	10.14%	10.29%	1.49%	1.52%	3.64%	3.51%
MSCI EAFE Top 50 Dividend Index	14.21%	14.21%	10.64%	10.64%	1.98%	1.98%	4.11%	4.11%
MSCI EAFE Index (Net)	14.40%	14.40%	5.73%	5.73%	4.10%	4.10%	5.34%	5.34%

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on November 14, 2016.

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X E-commerce ETF

Global X E-commerce ETF

The Global X E-commerce ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive E-commerce Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of e-commerce as a distribution model, including but not limited to companies whose principal business is in operating e-commerce platforms, providing e-commerce software and services, and/or selling goods and services online (collectively, “E-commerce Companies”), as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 12.13%, while the Underlying Index increased 12.60%. The Fund had a net asset value of $15.14 per share on October 31, 2022 and ended the reporting period with a net asset value of $16.96 on October 31, 2023.

During the reporting period, the highest returns came from Ehealth Inc and Ocado Group Plc, which returned 220.15% and 121.99%, respectively. The worst performers were Qurate Retail Inc Series-A and Liveperson Inc, which returned -81.17% and -75.02%, respectively.

The Fund achieved positive returns during the reporting period, benefitting from the e-commerce landscape’s shift towards an omnichannel business model. This evolution to an omnichannel business model emphasized the necessity of an online presence, even for traditional brick-and-mortar stores. Industry leaders prioritized technological advancements during the reporting period, notably generative artificial intelligence. Given these changes during the reporting period, E-Commerce Companies delivered personalized product recommendations to consumers, simplified listing options for merchants, enhanced cybersecurity on e-commerce platforms, and introduced efficient chatbots for customer interactions. Additionally, advertising became a prominent revenue source for digital marketplace players within the e-commerce domain. Furthermore, e-commerce’s share of total retail sales continued its upward trajectory during the reporting period. During the reporting period, the Fund had an average approximate stock exposure of 49.95% in the United States and 20.01% in China. By sector, it had the highest average sector exposure to Consumer Discretionary at 65.97% and Communication Services at 14.22%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X E-Commerce ETF	12.13%	12.27%	-13.71%	-13.75%	2.87%	2.88%
Solactive E-Commerce Index	12.60%	12.60%	-13.37%	-13.37%	3.32%	3.32%
MSCI ACWI (Net)	10.50%	10.50%	6.68%	6.68%	7.71%	7.71%

Management Discussion of Fund Performance (unaudited)
Global X E-commerce ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on November 27, 2018.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Russell 2000 Covered Call ETF

Global X Russell 2000 Covered Call ETF

The Global X Russell 2000 Covered Call ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE Russell 2000 BuyWrite Index (“Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a theoretical portfolio that holds a portfolio of stocks included in the Russell 2000 Index (the “Reference Index”), and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index are held until expiration. The Reference Index is an equity benchmark which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell, the provider of the Reference Index.

For the 12-month period ending October 31, 2023 (the “reporting period”), the Fund decreased 7.18%, while the Underlying Index decreased 6.92%. The Fund had a net asset value of $19.55 per share on October 31, 2022 and ended the reporting period with a net asset value of $16.10 on October 31, 2023.

During the reporting period, the highest returns came from Reata Pharmaceuticals, Inc. Class A and Prometheus Biosciences Inc, which returned 435.28% and 280.65%, respectively. The worst performers were Babylon Holdings Ltd Class A and Avaya Holdings Corp., which returned -100.00% and -99.97%, respectively.

During the reporting period, the Fund underperformed due to the U.S. regional banking crisis, which hampered the credit and financial position of small businesses. Additionally, high interest rate levels increased borrowing costs and weakened the balance sheets of smaller companies. Investor sentiment decreased as a lack of liquidity raised the chances of borrower default. During the reporting period, the Fund’s options-writing strategy led it to outperform its Reference Index as a result of the premiums received. By sector, the Fund had the highest average exposure to Financials at 11.63% and Industrials at 11.48%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Russell 2000 Covered Call ETF	-7.18%	-7.39%	4.21%	4.14%	1.90%	1.86%
CBOE Russell 2000 BuyWrite Index	-6.92%	-6.92%	4.72%	4.72%	2.65%	2.65%
Russell 2000 Index	-8.56%	-8.56%	3.95%	3.95%	2.65%	2.65%

Management Discussion of Fund Performance (unaudited)
Global X Russell 2000 Covered Call ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on April 17, 2019.

The Russell 2000 Index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X S&P Catholic Values Developed ex-US ETF

Global X S&P Catholic Values Developed ex-US ETF

The Global X S&P Catholic Values Developed ex-U.S. ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed Ex-U.S. Catholic Values Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to developed market equity securities outside of the U.S. while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index is based on the S&P EPAC ex-Korea Large Cap Index, a benchmark index that provides exposure to the large capitalization segment of developed markets within the Europe and Asia Pacific regions, excluding Korea. The S&P EPAC ex-Korea Large Cap Index does not target any specific sector exposure. All index constituents are members of the S&P EPAC ex-Korea Large Cap Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops. The Underlying Index then reweights the remaining constituents so that the Underlying Index’s sector exposures match the current sector exposures of the S&P EPAC ex-Korea Large Cap Index.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 13.45%, while the Underlying Index increased 13.69%. The Fund had a net asset value of $23.30 per share on October 31, 2022 and ended the reporting period with a net asset value of $25.87 on October 31, 2023.

During the reporting period, the highest returns came from Disco Corp and UniCredit SPA, which returned 119.41% and 111.89%, respectively. The worst performers were Embracer Group AB Class-B and China Evergrande New Energy Vehicle Group Ltd., which returned -66.79% and -66.48%, respectively.

The Fund performed positively during the reporting period as higher exports and lower energy prices drove the performance of developed market equities. Japanese equities within the Fund experienced positive investor sentiment driven by share buybacks and improved economic data within the country. Furthermore, Japanese exports increased from a weakened yen. Fund holdings in the Consumer Discretionary sector were positively impacted by rising consumer confidence as a result of easing inflation, strong wage growth, and low unemployment. Securities of European banks held by the Fund benefited from elevated interest rates in the European Union and United Kingdom resulting in higher net interest income during the reporting period. During the reporting period, the Fund had an average approximate stock exposure of 26.65% in Japan, 12.03% in France and 10.85% in Australia. By sector, it had the highest exposure to Financials at 18.57%, Industrials at 14.35% and Health Care at 14.22%.

Management Discussion of Fund Performance (unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P Catholic Values Developed ex-U.S. ETF	13.45%	14.46%	3.90%	4.34%	3.39%	3.74%
S&P Developed ex-U.S. Catholic Values Index	13.69%	13.69%	4.20%	4.20%	3.68%	3.68%
MSCI EAFE Index (Net)	14.40%	14.40%	5.73%	5.73%	4.95%	4.95%

Growth of a $10,000 Investment

(At Net Asset Value)

* Fund commenced operations on June 22, 2020.

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X S&P Catholic Values Developed ex-US ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

Global X Nasdaq 100® Covered Call & Growth ETF

The Global X NASDAQ 100® Covered Call & Growth ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe NASDAQ-100® Half BuyWrite V2 Index (the “Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is a benchmark index that measures the performance of a theoretical portfolio that owns the portfolio of stocks included in the NASDAQ-100® Index (the “Reference Index”), and “writes” (or sells) corresponding call options on approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ending October 31, 2023 (the “reporting period”), the Fund increased 21.43% and the Underlying Index increased 22.23%. The Fund had a net asset value of $22.80 per share on October 31, 2022 and ended the reporting period with a net asset value of $26.07 on October 31, 2023.

During the reporting period, the highest returns came from Meta Platforms Inc Class-A and Nvidia Corp, which returned 223.39% and 202.32%, respectively. The worst performers were Enphase Energy Inc and Lucid Group Inc, which returned -74.49% and -71.17%, respectively.

The Fund produced a positive total return over the course of the reporting period. Inflationary data that underscored softer pricing represented a market catalyst and positive earnings performances, increasing investor sentiment for holdings within the Fund. Advancements made within generative artificial intelligence (AI), positively impacted valuations of Fund holdings. Furthermore, semiconductor-related companies whose businesses provided the necessary hardware for the continued increase in spending for AI computing power were positively impacted from an increase in demand. During the reporting period, the Fund had an average approximate stock exposure of 48.69% in the Information Technology sector, 16.18% in Communication Services sector and 14.45% in Consumer Discretionary sector.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Nasdaq 100® Covered Call & Growth ETF	21.43%	21.07%	7.38%	7.46%	7.23%	7.19%
CBOE NASDAQ-100 Half BuyWrite V2 Index	22.23%	22.23%	8.06%	8.06%	7.87%	7.87%
NASDAQ-100® Index	27.45%	27.45%	10.12%	10.12%	10.11%	10.11%

Management Discussion of Fund Performance (unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on September 18, 2020.

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call & Growth ETF

Global X S&P 500® Covered Call & Growth ETF

The Global X S&P 500® Covered Call & Growth ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE S&P 500® Half BuyWrite Index (the “Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is a benchmark index that measures the performance of a theoretical portfolio that owns the portfolio of stocks included in the S&P 500® Index (the “Reference Index”), and “writes” (or sells) corresponding call options on approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ending October 31, 2023 (the “reporting period”), the Fund increased 8.01%, while the Underlying Index increased 8.80%. The Fund had a net asset value of $25.47 per share on October 31, 2022 and ended the reporting period with a net asset value of $26.07 on October 31, 2023.

During the reporting period, the highest returns came from Meta Platforms Inc-Class A and Nvidia Corp, which returned 223.39% and 202.32%, respectively. The worst performers were Signature Bank and SVB Financial Group, which returned -99.92% and -99.83%, respectively.

During the reporting period, the Fund generated positive returns as corporate earnings met market expectations and softening levels of inflation contributed to improving investor sentiment towards holdings within the Fund. A slowing of interest rate hikes by the U.S. Federal Reserve further ushered in a positive outlook for many of the Fund’s top constituents. The Fund’s 50% covered call writing strategy allowed the Fund to participate in some of the Reference Index’s upside, while also generating supplemental option premiums. In environments such as this, the Fund’s options-writing strategy has the potential to cede a measure of upside participation relative to its Reference Index. However, it does so in exchange for these premiums, which may help support the Fund’s performance during stagnant or declining markets. During the reporting period, the Fund had an approximate average sector exposure of 25.74% to Information Technology, 14.19% to Health Care, and 13.29% to Financials.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Covered Call & Growth ETF	8.01%	7.84%	8.44%	8.52%	7.55%	7.50%
CBOE S&P 500 Half BuyWrite Index	8.80%	8.80%	9.45%	9.45%	8.39%	8.39%
S&P 500® Index	10.14%	10.14%	10.36%	10.36%	9.47%	9.47%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call & Growth ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on September 18, 2020.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets Internet & E-commerce ETF

Global X Emerging Markets Internet & E-commerce ETF

The Global X Emerging Markets Internet & E-commerce ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq CTA Emerging Markets Internet & E-commerce Net Total Return Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are expected to benefit from further adoption of internet and e-commerce technologies in emerging markets countries (collectively, “Emerging Markets Internet & E-commerce Companies”), as defined by Nasdaq, Inc., the provider of the Underlying Index (the “Index Provider”) and the Consumer Technology Association (“CTA”). The Index Provider and the CTA have jointly developed the eligibility and selection criteria for the Underlying Index. In order to be eligible for inclusion in the Underlying Index, a company is considered by the CTA to be an Emerging Markets Internet & E-commerce Company if it derives at least 50% of its revenue, operating income, or assets from: (i) internet-related services (including social media and online entertainment), (ii) internet retail commerce, (iii) internet search engine services, and/or (iv) software delivered via the internet.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund increased 22.28%, while the Underlying Index increased 23.19%. The Fund had a net asset value of $16.38 per share on October 31, 2022 and ended the reporting period with a net asset value of $19.97 on October 31, 2023, following a 1:3 reverse share split on December 19, 2022.

During the reporting period, the highest returns came from iQIYI Inc-ADR and Vipshop Holdings Ltd-ADR, which returned 130.69% and 104.59%, respectively. The worst performers were Magazine Luiza SA and PT GoTo Gojek Tokopedia Tbk, which returned -69.04% and -50.03%, respectively.

The Fund recorded positive returns during the reporting period as better-than-expected economic performance, a gradual decline in headline inflation in emerging markets, and China’s reopening post-COVID-19 lockdowns supported market sentiment. Supportive government policies towards innovation and the expansion of digital services in local markets weighed positively, as well. Furthermore, the Chinese e-Commerce market continued to grow, supported by the rise in consumer preference for online shopping, improved payment infrastructure, and proliferation of payment tools. Lastly, the increased popularity of social commerce and livestream shopping attracted investor attention. During the reporting period, the Fund had an average approximate stock exposure of 62.9% in China. By sector, it had the highest average exposure to Consumer Discretionary at 54.04% and Communication Services at 34.46%.

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets Internet & E-commerce ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Emerging Markets Internet & E-commerce ETF	22.28%	22.65%	-23.36%	-23.15%
NASDAQ CTA Emerging Markets Internet & E-commerce Net Total Return Index	23.19%	23.19%	-22.90%	-22.90%
MSCI Emerging Markets Index (Net)	10.80%	10.80%	-6.18%	-6.18%

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on November 9, 2020.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would

Management Discussion of Fund Performance (unaudited)
Global X Emerging Markets Internet & E-commerce ETF

have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ 100® Tail Risk ETF

Global X NASDAQ 100® Tail Risk ETF

The Global X Nasdaq 100® Tail Risk ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100 Quarterly Protective Put 90 Index (the “Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100® Index (the “Reference Index”) and applies a protective put strategy with long (purchased) put options on the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ending October 31, 2023 (the “reporting period”), the Fund increased 19.42%, while the Underlying Index increased 19.41%. The Fund had a net asset value of $19.08 per share on October 31, 2022 and ended the reporting period with a net asset value of $22.71 on October 31, 2023.

During the reporting period, the highest returns came from Meta Platforms Inc Class-A and Nvidia Corp, which returned 223.39% and 202.32%, respectively. The worst performers were Enphase Energy Inc and Lucid Group Inc, which returned -74.49% and -71.17%, respectively.

The Fund performed positively during the reporting period on account of higher valuations, increased consumer spending, and positive real wage growth. Furthermore, investors’ focus on companies showcasing real-world applications of artificial intelligence drove growth prospects for software equities in the Fund. During the reporting period, the Fund had an average approximate stock exposure of 48.46% in the Information Technology sector, 16.10% in the Communication Services sector and 14.35% in Consumer Discretionary sector.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ 100® Tail Risk ETF	19.42%	19.11%	-3.49%	-3.49%
NASDAQ 100 Quarterly Protective Put 90 Index	19.41%	19.41%	-3.02%	-3.02%
NASDAQ-100® Index	27.45%	27.45%	-2.12%	-2.12%

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ 100® Tail Risk ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on August 25, 2021.

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

Global X NASDAQ 100® Risk Managed Income ETF

The Global X Nasdaq 100® Risk Managed Income ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100® Monthly Net Credit Collar 95-100 Index (the “Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a risk managed income strategy that holds the underlying stocks of the NASDAQ 100® Index (the “Reference Index”) and applies an options collar strategy consisting of a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in the 5% out-of-the-money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the Reference Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options.

For the 12-month period ending October 31, 2023 (the “reporting period”), the Fund increased 3.42%, while the Underlying Index increased 3.60%. The Fund had a net asset value of $18.17 per share on October 31, 2022 and ended the reporting period with a net asset value of $16.64 on October 31, 2023.

During the reporting period, the highest returns came from Meta Platforms Inc Class-A and Nvidia Corp., which returned 223.39% and 202.32%, respectively. The worst performers were Enphase Energy Inc. and Lucid Group Inc., which returned -74.49% and -71.17%, respectively.

During the reporting period, new investment opportunities within the artificial intelligence space positively supported the Fund’s performance. Workforce reductions, paired with increasing cash flows amongst the Fund’s largest technology sector holdings, led to a decrease in costs and an improvement in margins during the reporting period. By sector, the Fund had the highest average exposure to Information Technology at 48.59%, Communication Services at 16.14% and Consumer Discretionary at 14.43%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ 100® Risk Managed Income ETF	3.42%	3.11%	-7.17%	-7.25%
NASDAQ 100 Monthly Net Credit Collar 95-100 Index	3.60%	3.60%	-7.22%	-7.22%
NASDAQ-100® Index	27.45%	27.45%	-2.12%	-2.12%

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ 100® Risk Managed Income ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on August 25, 2021.

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

Global X NASDAQ 100® Collar 95-110 ETF

The Global X Nasdaq 100® Collar 95-110 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100® Quarterly Collar 95-110 Index (the “Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100® Index (the “Underlying Index”) and applies an options collar strategy with a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ending October 31, 2023 (the “reporting period”), the Fund increased 7.01% and the Underlying Index increased 6.86%. The Fund had a net asset value of $22.00 per share on October 31, 2022 and ended the reporting period with a net asset value of $23.47 on October 31, 2023.

During the reporting period, the highest returns came from Meta Platforms Inc Class-A and Nvidia Corp, which returned 223.39% and 202.32%, respectively. The worst performers were Enphase Energy Inc. and Lucid Group Inc., which returned -74.49% and -71.17%, respectively.

During the reporting period, evolving artificial intelligence capabilities bolstered investor sentiment in the technology sector and resulted in positive performance for the Fund and its holdings. Furthermore, the Federal Reserve’s pace of interest rate hikes slowed during the reporting period relative to that of the previous reporting period, which increased investor sentiment towards information technology and communication services sector holdings within the Fund. During the reporting period, by sector, the Fund retained its highest average exposures to Information Technology at 48.3%, Communication Services at 16.04% and Consumer Discretionary at 14.33%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ 100® Collar 95-110 ETF	7.01%	7.11%	-2.43%	-2.47%
NASDAQ -100 Quarterly Collar 95-110 Index	6.86%	6.86%	-1.97%	-1.97%
NASDAQ-100® Index	27.45%	27.45%	-2.12%	-2.12%

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ 100® Collar 95-110 ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on August 25, 2021.

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X S&P 500® Tail Risk ETF

Global X S&P 500® Tail Risk ETF

The Global X S&P 500® Tail Risk ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500® Tail Risk Index (the “Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index (the “Reference Index”) and applies a protective put strategy (i.e. long (purchased) put options) on the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ending October 31, 2023 (the “reporting period”), the Fund increased 5.51%, while the Underlying Index increased 6.06%. The Fund had a net asset value of $23.21 per share on October 31, 2022 and ended the reporting period with a net asset value of $24.23 on October 31, 2023.

During the reporting period, the highest returns came from Meta Platforms Inc. Class-A and Nvidia Corp, which returned 223.39% and 202.32%, respectively. The worst performers were Signature Bank and SVB Financial Group, which returned -99.92% and -99.83%, respectively.

During the reporting period, the Fund recorded a positive return as revised market estimates of economic growth boosted investor confidence. Softening inflation data and the Federal Reserve’s slower pace of interest rate hikes positively impacted the performance of growth style companies held within the Fund. Artificial Intelligence and robotics technology supported additional growth avenues for technology sector constituents leading to optimistic sentiment amongst investors. Furthermore, positive inflation-adjusted wage growth in the labor market helped the U.S. economy remain resilient, and positively impacted U.S. consumer confidence, thus benefitting the Fund. During the reporting period, the Fund retained its highest average sector exposures to Information Technology at 25.68%, Health Care at 14.21% and Financials at 13.26%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Tail Risk ETF	5.51%	5.37%	-3.72%	-3.74%
Cboe S&P 500® Tail Risk Index	6.06%	6.06%	-3.11%	-3.11%
S&P 500® Index	10.14%	10.14%	-1.60%	-1.60%

Management Discussion of Fund Performance (unaudited)

Global X S&P 500® Tail Risk ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on August 25, 2021.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X S&P 500® Risk Managed Income ETF

Global X S&P 500® Risk Managed Income ETF

The Global X S&P 500 Risk Managed Income ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 Risk Managed Income Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a risk managed income strategy that holds the underlying stocks of the S&P 500® Index (the “Reference Index”) and applies an options collar strategy which is a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in the 5% out-of-the-money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the Reference Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 0.61%, while the Underlying Index increased 0.16%. The Fund had a net asset value of $21.05 per share on October 31, 2022 and ended the reporting period with a net asset value of $18.56 on October 31, 2023.

During the reporting period, the highest returns came from Meta Platforms Inc Class-A and Nvidia Corp, which returned 223.39% and 202.32%, respectively. The worst performers were Signature Bank and SVB Financial Group, which returned -99.92% and -99.83%, respectively.

During the reporting period, subdued market volatility had an impact on the performance of the Fund. The Fund experienced a modestly negative return during the reporting period, underperforming its Reference Index. The Fund’s methodical net credit collar implementation lowered the Fund’s ability to retain upside participation during most of the reporting period. A steep downturn in the Fund’s holdings towards the end of the reporting period was only partially thwarted by the Fund’s put option protection. During the reporting period, the Fund had an average approximate sector exposure to Information Technology of 25.65%, Health Care at 14.15%, and Financials at 13.26%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Risk Managed Income ETF	-0.61%	-0.31%	-5.46%	-5.37%
Cboe S&P 500® Risk Managed Income Index	0.16%	0.16%	-4.93%	-4.93%
S&P 500® Index	10.14%	10.14%	-1.60%	-1.60%

Management Discussion of Fund Performance (unaudited)

Global X S&P 500® Risk Managed Income ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on August 25, 2021.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)

Global X S&P 500® Collar 95-110 ETF

Global X S&P 500® Collar 95-110 ETF

The Global X S&P 500® Collar 95-110 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500® 3-Month Collar 95-110 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index (the “Reference Index”) and applies an options collar strategy with a mix of short (sold) call options and long (purchased) put options on Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ending October 31, 2023 (the “reporting period”), the Fund increased 2.20%, while the Underlying Index increased 2.79%. The Fund had a net asset value of $24.47 per share on October 31, 2022 and ended the reporting period with a net asset value of $24.68 on October 31, 2023.

During the reporting period, the highest returns came from Meta Platforms Inc Class-A and Nvidia Corp, which returned 223.39% and 202.32%, respectively. The worst performers were Signature Bank and SVB Financial Group, which returned -99.92% and -99.83%, respectively.

During the reporting period, better-than-expected corporate earnings in the U.S., spurred by softening inflation and resilient jobs data, weighed positively on holdings within the Fund. Concurrently, domestic equity markets derived optimism from the slowing pace of interest rate hikes being taken by the U.S. Federal Reserve. This environment promoted positive returns for the Fund, which had its largest average sector exposures within Information Technology at 25.59%, Health Care at 14.10% and Financials at 13.20%, during the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Collar 95-110 ETF	2.20%	2.07%	-2.99%	-3.03%
Cboe S&P 500® 3-Month Collar 95-110 Index	2.79%	2.79%	-2.54%	-2.54%
S&P 500® Index	10.14%	10.14%	-1.60%	-1.60%

Management Discussion of Fund Performance (unaudited)

Global X S&P 500® Collar 95-110 ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on August 25, 2021.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X Disruptive Materials ETF

Global X Disruptive Materials ETF

The Global X Disruptive Materials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Disruptive Materials Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that produce metals and other raw or composite materials that have been identified as being essential to disruptive technologies such as lithium batteries, solar panels, wind turbines, fuel cells, robotics, and 3D printers. Each material has been determined by Solactive AG, the provider of the Underlying Index (the “Index Provider”) to be instrumental to the development and materialization of one or more disruptive technologies. Disruptive technologies refer to those technologies that are essential to the development and materialization of long-term, structural changes to existing products, services, industries, or sectors. Specifically, the Underlying Index will include securities issued by “Disruptive Materials Companies” as defined by the Index Provider.

For the 12-month period ended October 31, 2023 (the “reporting period”), the Fund decreased 19.96%, while the Underlying Index decreased 19.66%. The Fund had a net asset value of $18.07 per share on October 31, 2022 and ended the reporting period with a net asset value of $14.23 on October 31, 2023.

During the reporting period, the highest returns came from China Nonferrous Mining Corp. Ltd. and Southern Copper Corporation, which returned 77.19% and 58.23%, respectively. The worst performers were Jervois Global Ltd and Syrah Resources Ltd, which returned -93.20% and -72.45%, respectively.

The Fund generated negative returns during the reporting period as the performances of many disruptive materials producers were negatively impacted by dampened demand and higher supply levels amid global macroeconomic headwinds. In particular, prices for key battery materials such as lithium, graphite, cobalt, and nickel saw declines over the reporting period. These prices were primarily impacted by weakened demand and bearish sentiment due to the Chinese economy and the potential for resulting weakened demand for electric vehicles (EVs) and EV batteries. Furthermore, platinum miners continued to face short-term headwinds with a challenging operating environment due to South Africa’s energy crisis, as well as elevated production costs and lower platinum prices. During the reporting period, the Fund had an average approximate stock exposure of 27.62% in China and 19.14% in the United States.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Disruptive Materials ETF	-19.96%	-19.47%	-23.95%	-23.92%
Solactive Disruptive Materials Index	-19.66%	-19.66%	-23.64%	-23.64%
MSCI ACWI (Net)	10.50%	10.50%	-4.04%	-4.04%

Management Discussion of Fund Performance (unaudited)

Global X Disruptive Materials ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on January 24, 2022.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X Dow 30® Covered Call ETF

Global X Dow 30® Covered Call ETF

The Global X Dow 30® Covered Call ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the DJIA Cboe BuyWrite v2 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the Dow Jones Industrial Average® (the “Reference Index”) and “writes” (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with written (sold) ATM call options corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ending October 31, 2023 (the “reporting period”), the Fund increased 3.30%, while the Underlying Index increased 4.27%. The Fund had a net asset value of $21.89 per share on October 31, 2022 and it ended the reporting period with a net asset value of $20.89 on October 31, 2023.

During the reporting period, the highest returns came from Microsoft Corp and Intel Corp, which returned 47.06% and 32.70%, respectively. The worst performers were Walgreens Boots Alliance Inc and 3M Co, which returned -38.80% and -23.63%, respectively.

During the reporting period, the Fund recorded positive returns as a product of supportive data regarding the U.S. economy. Positive corporate earnings results, softening levels of inflation, and high consumer confidence positively impacted holdings within the Fund. Despite the Reference Index experiencing mostly muted levels of volatility, the Fund was still able to deliver modest outperformance relative to the Reference Index over the course of the reporting period. This outperformance was driven by the premiums received from the Fund’s covered call writing strategy. During the reporting period, the Fund had the highest average sector exposure to Financials at 20.33%, Health Care at 19.96% and Information Technology at 16.81%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Dow 30® Covered Call ETF	3.30%	4.53%	0.26%	1.12%
DJIA Cboe BuyWrite v2 Index	4.27%	4.27%	1.30%	1.30%
DJIA Index	3.17%	3.17%	1.97%	1.97%

Management Discussion of Fund Performance (unaudited)

Global X Dow 30® Covered Call ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on February 23, 2022.

The Dow Jones Industrial Average®, Dow Jones, or simply the Dow, is a stock market index of 30 prominent companies listed on stock exchanges in the United States. The DJIA is one of the oldest and most commonly followed equity indexes.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Russell 2000 Covered Call & Growth ETF

Global X Russell 2000 Covered Call & Growth ETF

The Global X Russell 2000 Covered Call & Growth ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Russell 2000 Half BuyWrite Index (the “Underlying Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the Russell 2000 Index (the “Reference Index”) and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2022 (the “reporting period”), the Fund decreased 8.16%, while the Underlying Index decreased 7.66%. The Fund had a net asset value of $26.58 per share on October 31, 2022 and ended the reporting period with a net asset value of $22.38 on October 31, 2023.

During the reporting period, the Vanguard Russell 2000 ETF, the only equity holding of the Fund, returned -8.60%.

During the reporting period, holdings within the Fund experienced a sell-off as a product of rising interest rates and the fallout of the regional banking crisis. Thus, the Reference Index’s decline negatively impacted the performance of the Fund. Furthermore, performance was also deterred by biotechnology companies within the Fund as merger and acquisition activities remained stifled during the reporting period. When the market was volatile, the Fund collected elevated levels of option premiums, offsetting a portion of its negative equity performance. This led to the Fund’s outperformance of its Reference Index during the reporting period.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2023
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Russell 2000 Covered Call & Growth ETF	-8.16%	-8.07%	-4.92%	-4.77%
Cboe Russell 2000 Half BuyWrite Index	-7.66%	-7.66%	-4.58%	-4.58%
Russell 2000 Index	-8.56%	-8.56%	-4.53%	-4.53%

Management Discussion of Fund Performance (unaudited)

Russell 2000 Covered Call & Growth ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on October 4, 2022.

The Russell 2000 Index is a U.S. small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index. The index is maintained by FTSE Russell, a subsidiary of the London Stock Exchange Group.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X Financials Covered Call & Growth ETF

Global X Financials Covered Call & Growth ETF

The Global X Financials Covered Call & Growth ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P Financial Select Sector Half BuyWrite Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying securities of the Financial Select Sector Index (the “Reference Index”). The Index “writes” (or sells) a succession of one-month at-the-money covered call options on the Financial Select Sector SPDR Fund (the “Reference Fund”), or such other fund that seeks to track the performance of the Reference Index, as determined by Cboe. The call options correspond to approximately 50% of the value of the securities in the Reference Index, thereby representing a partially covered call strategy.

From the inception of the Fund to the period ending October 31, 2023 (the “reporting period”), the Fund decreased 5.40% and the Underlying Index decreased 4.31%. The Fund had a net asset value of $24.88 per share on November 21, 2022 and ended the reporting period with a net asset value of $22.30 on October 31, 2023.

During the reporting period, the highest returns came from Arch Capital Group Ltd. and Cboe Global markets Inc., which returned 51.64% and 34.19%, respectively. The worst performers were Signature Bank and First Republic Bank, which returned -99.82% and -99.73%, respectively.

Since its inception, the Fund has recorded negative returns as a product of banking sector volatility stemming from elevated interest rates. The U.S. regional banking crisis and its aftermath had a negative impact on investor confidence within the financial sector. These negative catalysts came in conjunction with higher loan charge-offs, which resulted in decreased equity valuations within the banking sector over the course of the reporting period. Financial company performance was also impaired by higher deposit funding costs due to higher short-term interest rates. A level of the downside performance associated with the Fund’s underlying equity positions was partially offset by premiums received from its covered call strategy.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2023
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Financials Covered Call & Growth ETF	-5.40%	-5.49%
Cboe S&P Financials Select Sector Half BuyWrite Index	-4.31%	-4.31%
Financial Select Sector Index	-6.91%	-6.91%

Management Discussion of Fund Performance (unaudited)

Global X Financials Covered Call & Growth ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on November 21, 2022.

The Financial Select Sector Index is a modified market capitalization weighted index containing the securities of the S&P 500® Index that are classified within the financials sector under the Global Industry Classification System (“GICS”), including securities of companies from the following industries: diversified financial services; insurance; banks; capital markets; mortgage real estate investment trusts (“REITs”); consumer finance; and thrifts and mortgage finance.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X Health Care Covered Call & Growth ETF

Global X Health Care Covered Call & Growth ETF

The Global X Health Care Covered Call & Growth ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P Health Care Select Sector Half BuyWrite Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying securities of the Health Care Select Sector Index (the “Reference Index”). The Index “writes” (or sells) a succession of one-month at-the-money covered call options on the Health Care Select Sector SPDR Fund (the “Reference Fund”), or such other fund that seeks to track the performance of the Reference Index, as determined by Cboe. The call options correspond to approximately 50% of the value of the securities in the Reference Index, thereby representing a partially covered call strategy.

From the Fund’s inception through the period ending October 31, 2023 (the “reporting period”), the Fund decreased 2.05%, while the Underlying Index decreased 2.26%. The Fund had a net asset value of $25.06 per share on November 21, 2022 and ended the reporting period with a net asset value of $23.42 on October 31, 2023.

During the reporting period, the highest returns came from Eli Lilly and Co and West Pharmaceutical Services, which returned 54.59% and 41.56%, respectively. The worst performers were Insulet Corp and Moderna Inc, which returned -57.61% and -57.02%, respectively.

Since its inception, the Fund recorded a negative return as a result of economic instability across the broader health care sector. Contracting operating margins, declining patient volumes, and pressured payer relationships impacted performance and, consequently, the Fund’s underlying holdings. Inflationary pressures increased the cost of drugs, equipment, and supplies, dampening investor sentiment over the course of the reporting period, including towards the U.S. health care sector. A level of the downside performance associated with the Fund’s underlying equity positions was partially offset by premiums received from its covered call strategy.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2023
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Health Care Covered Call & Growth ETF	-2.05%	-1.97%
Cboe S&P Health Care Select Sector Half BuyWrite Index	-2.26%	-2.26%
Health Care Select Sector Index	-5.91%	-5.91%

Management Discussion of Fund Performance (unaudited)

Global X Health Care Covered Call & Growth ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on November 21, 2022.

The Health Care Select Sector Index is a modified market capitalization weighted index containing the securities of the S&P 500® Index that are classified within the health care sector under the Global Industry Classification System (“GICS”), including securities of companies from the following industries: pharmaceuticals; health care equipment and supplies; health care providers and services; biotechnology; life sciences tools and services; and health care technology.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X Information Technology Covered Call & Growth ETF

Global X Information Technology Covered Call & Growth ETF

The Global X Information Technology Covered Call & Growth ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P Technology Select Sector Half BuyWrite Index. (the “Underlying Index”). The Fund is passively managed, and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying securities of the Information Technology Select Sector Index (the “Reference Index”). The Underlying Index “writes” (or sells) a succession of one-month at-the-money covered call options on the Information Technology Select Sector SPDR® Fund, or such other fund that seeks to track the performance of the Reference Index, as determined by Cboe. The call options correspond to approximately 50% of the value of the securities in the Reference Index, creating a partially covered call strategy.

From inception of the Fund to the period ending October 31, 2023 (the “reporting period”), the Fund increased 23.27% and the Underlying Index increased 23.97%. The Fund had a net asset value of $24.74 per share on November 21, 2022 and ended the reporting period with a net asset value of $28.86 on October 31, 2023.

During the reporting period, the highest returns came from Nvidia Corp. and Broadcom Inc., which returned 166.40% and 66.96%, respectively. The worst performers were SolarEdge Technologies Inc and Enphase Energy Inc, which returned -74.80 % and -74.17%, respectively.

Since its inception, the Fund has recorded positive returns supported by evolving artificial intelligence (AI) capabilities, increased internal investment activity, and a heightened need for data security. Generative AI technology enabled companies to create personalized user experiences and made it easier for advertisers to produce targeted messaging. Thus, technology companies who offered generative AI solutions and/or technology largely benefited during the reporting period. These developments led to increased investor sentiment towards many of the holdings within the Fund.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2023
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Information Technology Covered Call & Growth ETF	23.27%	23.27%
Cboe S&P Technology Select Sector Half BuyWrite Index	23.97%	23.97%
Information Technology Select Sector Index	26.84%	26.84%

Management Discussion of Fund Performance (unaudited)

Global X Information Technology Covered Call & Growth ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on November 21, 2021.

The Information Technology Select Sector Index is a modified market capitalization weighted index containing the securities of the S&P 500 Index® that are classified within the information technology sector under the Global Industry Classification System (“GICS”), including securities of companies from the following industries: technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; IT services; and electronic equipment, instruments and components.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X Nasdaq 100® ESG Covered Call ETF

Global X NASDAQ 100® ESG Covered Call ETF

The Global X NASDAQ 100® ESG Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100 ESG BuyWrite Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index seeks to provide long exposure to an equity portfolio that applies a set of specific Environmental, Social and Governance (“ESG”) criteria as part of its security selection process, while also selling call options generally associated with such exposure. Specifically, the Underlying Index measures the performance of a covered call strategy, also known as a “buy-write” strategy, that seeks to provide long exposure by “buying” the underlying components of the Nasdaq-100 ESG Index (the “Reference Index”) and to generate options premium income by “writing” (selling) a succession of one-month, at-the-money (“ATM”) covered call options on the Nasdaq-100 Index. In seeking to track the Underlying Index, the Fund invests in the securities reflected in the Underlying Index by purchasing the underlying holdings of the Reference Index in proportion to their weight in the Reference Index, and systematically writing (selling) a succession of one-month, ATM covered call options on the Nasdaq-100 Index.

From inception of the Fund on February 21, 2023 through the period ending October 31, 2023 (the “reporting period”), the Fund increased 9.67%, while the Underlying Index increased 9.53%. The Fund had a net asset value of $24.46 per share on February 21, 2023 and ended the reporting period with a net asset value of $24.77 on October 31, 2023.

During the reporting period, the highest returns came from Nvidia Corp and Meta Platforms Inc., which returned 97.51% and 75.08%, respectively. The worst performers were SolarEdge Technologies Inc and Enphase Energy Inc, which returned -74.21% and -60.54%, respectively.

Since its inception, the Fund experienced positive returns as inflationary pressures lessened and supported the Federal Reserve’s decision to slow the pace of its interest rate hikes. This positively impacted growth-oriented names within the fund over the course of the reporting period. During the reporting period, the Fund had an average approximate sector exposure to Information Technology at 58.61% and Communication Services at 12.65%.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2023
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X NASDAQ 100® ESG Covered Call ETF	9.67%	9.23%
NASDAQ-100 ESG BuyWrite Index	9.53%	9.53%
NASDAQ-100® Index	20.13%	20.13%

Management Discussion of Fund Performance (unaudited)

Global X Nasdaq 100® ESG Covered Call ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on February 21, 2023.

The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X S&P 500® ESG Covered Call ETF

Global X S&P 500® ESG Covered Call ETF

The Global X S&P 500® ESG Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500® ESG BuyWrite Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index seeks to provide long exposure to an equity portfolio that applies a set of specific Environmental, Social and Governance criteria as part of its security selection process, while also “selling” call options generally associated with such exposure. Specifically, the Underlying Index measures the performance of a covered call strategy, also known as a “buy-write” strategy, that seeks to provide long exposure by “buying” the underlying components of the S&P 500 ESG Index (the “Reference Index”) and “writing” (selling) a succession of one-month, at-the-money (“ATM”) covered call options on the Reference Index to generate premium income.

From the inception of the Fund through the period ending October 31, 2023 (the “reporting period”), the Fund increased 1.79%, while the Underlying Index increased 2.42%. The Fund had a net asset value of $24.65 per share on February 21, 2023 and ended the reporting period with a net asset value of $23.79 on October 31, 2023.

During the reporting period, the highest returns came from Nvidia Corp and Eli Lilly & Co, which returned 97.51% and 69.93%, respectively. The worst performers were SolarEdge Technologies Inc and FMC Corp, which returned -73.41% and -57.01%, respectively.

Softening inflation and a deceleration of interest rate hikes by central banks around the world supported investor sentiment resulting in modestly positive performance for the Fund since its inception. Due to the Fund’s ATM call option writing strategy, the Fund has a propensity to underperform its Reference Index during times when the underlying asset is trending on a strong upward trajectory. Thus, the Reference Index’s increase during the reporting period led to the Fund trailing the Reference Index during the reporting period. The Fund produced its returns harnessing its largest sector exposures to Information Technology at 30.07%, Health Care at 13.95% and Financials at 12.56%.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2023
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X S&P 500® ESG Covered Call ETF	1.79%	1.23%
Cboe S&P 500® ESG BuyWrite Index	2.42%	2.42%
S&P 500® Index	6.06%	6.06%

Management Discussion of Fund Performance (unaudited)

Global X S&P 500® ESG Covered Call ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on February 21, 2023.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)

Global X Dow 30® Covered Call & Growth ETF

Global X Dow 30® Covered Call & Growth ETF

The Global X Dow 30® Covered Call & Growth ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe DJIA Half BuyWrite Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying stocks of the Dow Jones Industrial Average® (the “Reference Index”) and “writes” (or sells) a succession of one-month at-the-money covered call options on the same. The call options correspond to approximately 50% of the value of the securities in the Reference Index, thereby creating a partially covered call strategy.

From the inception of the Fund through the period ending October 31, 2023 (the “reporting period”), the Fund decreased 5.35% and the Underlying Index decreased 5.31%. The Fund had a net asset value of $25.81 per share on July 25, 2023 and ended the reporting period with a net asset value of $24.20 on October 31, 2023.

During the reporting period, the highest returns came from Microsoft Corporation and Intel Corporation, which returned 47.06% and 32.70%, respectively. The worst performers were Walgreens Boots Alliance, Inc. and 3M Company, which returned -38.80% and -23.63%, respectively.

Since its inception, the Fund has recorded negative returns as a product of elevated interest rates and concerns over inflation, which in turn negatively impacted U.S. equities held by the Fund during the reporting period. Rising unemployment since the Fund’s inception and weaker consumer confidence, coupled with adverse geopolitical proceedings detracted from the Fund’s performance. Option premiums collected by the Fund helped dampen a level of the impact of its negative performance. During the reporting period, the Fund’s average sector exposure was most heavily weighted towards Health Care at 19.88%, followed by Financials 19.84%, and Information Technology 18.23%.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2023
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Dow 30® Covered Call & Growth ETF	-5.35%	-4.88%
Cboe DJIA Half BuyWrite Index	-5.31%	-5.31%
DJIA Index	-6.23%	-6.23%

Management Discussion of Fund Performance (unaudited)

Global X Dow 30® Covered Call & Growth ETF

Growth of a $10,000 Investment

(At Net Asset Value)

* The Fund commenced operations on July 25, 2023.

The Dow Jones Industrial Average®, Dow Jones, or simply the Dow, is a stock market index of 30 prominent companies listed on stock exchanges in the United States. The DJIA is one of the oldest and most commonly followed equity indexes.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waiver sand/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Schedule of Investments	October 31, 2023
Global X Lithium & Battery Tech ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.0%
AUSTRALIA — 14.9%
Materials — 14.9%
Allkem *	7,796,762	$47,094,536
Core Lithium * (A)	25,594,350	5,833,839
IGO	9,961,628	59,981,691
Latin Resources *	29,199,660	4,529,516
Liontown Resources * (A)	16,716,362	17,040,232
Mineral Resources	2,262,475	82,740,633
Pilbara Minerals (A)	38,700,546	89,927,190
Sayona Mining * (A)	108,471,888	5,150,938

TOTAL AUSTRALIA		312,298,575
BRAZIL — 0.8%
Materials — 0.8%
Sigma Lithium * (A)	728,522	17,812,363

CANADA — 1.8%
Materials — 1.8%
Lithium Americas * (A)	2,083,047	13,969,507
Lithium Americas Argentina * (A)	1,598,678	8,832,602
Patriot Battery Metals *	1,333,768	9,338,538
Standard Lithium *	1,694,261	4,686,448

TOTAL CANADA		36,827,095

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 4.4%
Industrials — 4.4%
Sociedad Quimica y Minera de Chile ADR (A)	1,893,841	$91,661,904

CHINA — 40.4%
Consumer Discretionary — 4.4%
BYD, Cl H	3,054,274	92,667,312

Industrials — 14.2%
Contemporary Amperex Technology, Cl A	3,712,909	93,858,787
Eve Energy, Cl A	15,434,988	97,587,478
Jiangxi Special Electric Motor, Cl A *	12,860,477	20,949,368
Sunwoda Electronic, Cl A	17,318,891	37,977,696
Wuxi Lead Intelligent Equipment, Cl A	12,563,036	47,893,896
		298,267,225
Information Technology — 4.7%
NAURA Technology Group, Cl A	2,791,441	97,330,977

Materials — 17.1%
Ganfeng Lithium Group, Cl A	13,978,540	84,304,758
Guangzhou Tinci Materials Technology, Cl A	14,742,778	55,842,259
Shanghai Putailai New Energy Technology, Cl A	10,760,211	36,638,988
Sinomine Resource Group, Cl A	6,616,800	33,678,579
Tianqi Lithium, Cl A	12,313,841	92,244,163
Yunnan Energy New Material, Cl A	6,062,459	55,323,071
		358,031,818
TOTAL CHINA		846,297,332
FRANCE — 0.3%
Materials — 0.3%
Eramet	102,840	7,092,826

JAPAN — 7.9%
Consumer Discretionary — 3.7%
Panasonic Holdings	8,878,727	76,742,406

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 4.2%
TDK	2,430,410	$89,195,541

TOTAL JAPAN		165,937,947
NETHERLANDS — 0.5%
Materials — 0.5%
AMG Critical Materials	398,733	10,359,548

SOUTH KOREA — 8.8%
Industrials — 3.7%
LG Energy Solution *	267,833	76,450,055

Information Technology — 5.1%
L&F (A)	324,685	31,349,394
Samsung SDI	242,806	76,497,688
		107,847,082
TOTAL SOUTH KOREA		184,297,137
UNITED STATES — 19.2%
Consumer Discretionary — 5.6%
Lucid Group * (A)	10,858,875	44,738,565
Tesla *	368,733	74,056,336
		118,794,901
Industrials — 2.2%
EnerSys	536,968	45,953,721
		45,953,721
Materials — 11.4%
Albemarle	1,560,625	197,856,037
Livent *	2,368,637	34,558,414
Piedmont Lithium *	231,972	6,372,271
		238,786,722
TOTAL UNITED STATES		403,535,344
TOTAL COMMON STOCK (Cost $2,429,692,845)		2,076,120,071

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 6.3%
BNP Paribas 5.210%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $131,510,882 (collateralized by U.S. Treasury Obligations, ranging in par value $17,335,318 - $2,796,013, 4.000% - 2.000%, 02/15/26 - 02/15/25, with a total market value of $133,924,739) (Cost $131,491,852)	$131,491,852	$131,491,852
TOTAL INVESTMENTS — 105.3% (Cost $2,561,184,697)		$2,207,611,923

Percentages are based on Net Assets of $2,095,790,645.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of securities on loan at October 31, 2023 was $121,159,472.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $131,491,852. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $–.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,076,120,071	$—	$—	$2,076,120,071
Repurchase Agreement	—	131,491,852	—	131,491,852
Total Investments in Securities	$2,076,120,071	$131,491,852	$—	$2,207,611,923

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X SuperDividend® ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 94.8%
ARGENTINA — 1.1%
Materials — 1.1%
Loma Negra Cia Industrial Argentina ADR	1,302,681	$7,425,282

AUSTRALIA — 10.6%
Consumer Discretionary — 0.8%
Harvey Norman Holdings (A)	2,540,206	5,902,593

Energy — 3.3%
New Hope (A)	1,918,391	7,008,431
Woodside Energy Group	364,506	7,906,785
Yancoal Australia (A)	2,731,852	8,354,340
		23,269,556
Financials — 1.8%
Magellan Financial Group (A)	1,456,702	5,985,815
Platinum Asset Management	8,888,971	6,331,577
		12,317,392

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.1%
McMillan Shakespeare	729,782	$7,744,173

Materials — 3.6%
BHP Group	245,762	6,924,407
Fortescue Metals Group	490,671	6,927,924
Grange Resources	16,686,207	4,384,435
Incitec Pivot	3,962,683	6,874,605
		25,111,371
TOTAL AUSTRALIA		74,345,085
BELGIUM — 1.0%
Communication Services — 1.0%
Proximus	856,455	7,081,073

BRAZIL — 5.1%
Consumer Discretionary — 0.8%
Mahle-Metal Leve	740,900	5,353,638

Consumer Staples — 0.9%
BrasilAgro - Brasileira de Propriedades Agricolas	1,342,220	6,584,676

Materials — 2.1%
Cia Siderurgica Nacional	2,640,100	6,156,569
CSN Mineracao	8,618,500	8,852,633
		15,009,202
Utilities — 1.3%
CPFL Energia	1,352,411	8,967,802

TOTAL BRAZIL		35,915,318

CHILE — 0.9%
Communication Services — 0.9%
ENTEL Chile	1,970,449	6,617,320

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 10.1%
Consumer Discretionary — 0.9%
China Yongda Automobiles Services Holdings	16,175,061	$6,201,618

Energy — 2.2%
China Petroleum & Chemical, Cl H	15,083,500	7,710,810
China Shenhua Energy, Cl H	2,511,400	7,703,090
		15,413,900
Financials — 2.6%
China Everbright Bank, Cl H	28,892,000	8,234,179
Chongqing Rural Commercial Bank, Cl H	26,250,700	9,930,485
		18,164,664
Industrials — 1.3%
Shanghai Industrial Holdings	7,233,700	8,847,291

Materials — 2.4%
Fufeng Group (A)	12,935,300	6,711,821
Shougang Fushan Resources Group	30,678,200	10,076,295
		16,788,116
Real Estate — 0.7%
Midea Real Estate Holding	7,258,974	4,963,258

TOTAL CHINA		70,378,847
DENMARK — 0.9%
Industrials — 0.9%
AP Moller - Maersk, Cl B	3,635	6,035,726

FRANCE — 1.6%
Communication Services — 0.8%
Eutelsat Communications (A)	1,196,386	5,096,278

Financials — 0.8%
Coface	479,161	5,763,688

TOTAL FRANCE		10,859,966

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.8%
Financials — 0.8%
Deutsche Pfandbriefbank (A)	842,944	$5,613,271

HONG KONG — 5.6%
Communication Services — 2.0%
HKBN	13,413,710	4,645,752
PCCW	18,625,100	9,116,649
		13,762,401
Industrials — 1.7%
Orient Overseas International	930,100	11,726,397

Information Technology — 1.1%
VTech Holdings	1,352,500	7,873,422

Real Estate — 0.8%
New World Development	3,264,000	5,981,873

TOTAL HONG KONG		39,344,093
INDONESIA — 2.5%
Energy — 2.5%
Adaro Energy	43,887,700	7,072,868
Bukit Asam	28,994,900	4,526,746
Indo Tambangraya Megah	3,719,600	6,211,041

TOTAL INDONESIA		17,810,655
ITALY — 1.0%
Financials — 1.0%
BFF Bank	764,950	7,337,640

JAPAN — 1.0%
Industrials — 1.0%
Mitsui OSK Lines	281,269	7,211,645

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
KUWAIT — 1.0%
Consumer Discretionary — 1.0%
Humansoft Holding KSC	679,680	$6,674,938

MEXICO — 1.0%
Financials — 1.0%
Banco del Bajio	2,223,400	6,795,946

NORWAY — 2.3%
Energy — 2.3%
FLEX LNG	250,268	7,643,185
SFL	791,412	8,594,734

TOTAL NORWAY		16,237,919
POLAND — 1.1%
Materials — 1.1%
Grupa Kety (A)	44,661	7,524,753

PORTUGAL — 1.2%
Materials — 1.2%
Portucel	2,102,029	8,354,169

RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC *(B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PJSC *(B)	312,897	—
		—
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	—

TOTAL RUSSIA		—
SINGAPORE — 1.8%
Energy — 1.5%
BW LPG	756,133	10,693,898

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.3%
Manulife US Real Estate Investment Trust ‡	35,440,805	$1,772,040

TOTAL SINGAPORE		12,465,938
SOUTH AFRICA — 3.8%
Energy — 0.9%
Exxaro Resources	658,409	6,566,213

Materials — 0.8%
African Rainbow Minerals (A)	686,933	5,627,553

Real Estate — 2.1%
Equites Property Fund ‡	11,703,190	7,147,930
Redefine Properties ‡	39,808,030	7,432,061
		14,579,991
TOTAL SOUTH AFRICA		26,773,757
TAIWAN — 1.8%
Industrials — 0.9%
Wisdom Marine Lines	4,563,000	5,866,413

Information Technology — 0.9%
Raydium Semiconductor	592,000	6,543,302

TOTAL TAIWAN		12,409,715
THAILAND — 0.7%
Industrials — 0.7%
Regional Container Lines NVDR	9,116,276	4,971,246

UNITED ARAB EMIRATES — 2.4%
Energy — 1.3%
Dana Gas PJSC	41,109,409	9,065,783

Materials — 1.1%
Fertiglobe	8,649,081	7,558,821

TOTAL UNITED ARAB EMIRATES		16,624,604

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.0%
Financials — 1.0%
M&G	2,987,545	$7,185,189

UNITED STATES — 34.5%
Consumer Staples — 1.1%
JBS	2,014,417	8,000,946

Energy — 4.0%
Civitas Resources	101,461	7,653,203
Diversified Energy	7,453,753	6,046,395
Equitrans Midstream	815,450	7,233,042
Kimbell Royalty Partners	426,928	6,882,079
		27,814,719
Financials — 21.3%
AGNC Investment ‡	704,089	5,196,177
Annaly Capital Management ‡	376,835	5,882,394
Apollo Commercial Real Estate Finance ‡	679,909	6,771,894
Arbor Realty Trust ‡	599,935	7,565,180
Ares Commercial Real Estate ‡	699,558	6,414,947
B Riley Financial	202,751	7,341,614
Blackstone Mortgage Trust, Cl A ‡	352,634	7,035,048
BrightSpire Capital, Cl A ‡	1,061,004	6,005,283
Chimera Investment ‡	1,252,917	6,014,002
Claros Mortgage Trust ‡	603,644	6,296,007
Dynex Capital ‡	563,468	5,657,219
Ellington Financial ‡	640,673	7,707,296
Franklin BSP Realty Trust ‡	495,534	6,248,684
KKR Real Estate Finance Trust ‡	534,808	5,583,395
MFA Financial ‡	746,931	6,640,217
New York Mortgage Trust ‡	826,874	6,441,348
PennyMac Mortgage Investment Trust ‡	594,117	7,515,580
Ready Capital ‡	1,478,525	13,942,491
Rithm Capital ‡	834,824	7,788,908
Starwood Property Trust ‡	367,344	6,520,356
TPG RE Finance Trust ‡	870,398	4,795,893
Two Harbors Investment ‡	456,896	5,304,562
		148,668,495

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.0%
Arch Resources	45,967	$6,933,203

Real Estate — 7.1%
Brandywine Realty Trust ‡	1,354,021	5,064,039
Global Net Lease ‡	1,080,441	8,578,705
Medical Properties Trust ‡	937,366	4,480,609
Omega Healthcare Investors ‡	255,506	8,457,249
Sabra Health Care ‡	613,696	8,370,813
SL Green Realty ‡	223,735	6,553,198
Uniti Group ‡	1,764,499	8,116,695
		49,621,308
TOTAL UNITED STATES		241,038,671
TOTAL COMMON STOCK (Cost $794,115,166)		663,032,766

PREFERRED STOCK — 4.2%
BRAZIL—4.2%
Materials — 2.8%
Gerdau (C)	1,506,508	6,503,407
Metalurgica Gerdau, Cl A (C)	3,012,200	6,170,142
Unipar Carbocloro (C)	464,969	6,557,326
		19,230,875
Utilities — 1.4%
Cia Paranaense de Energia (C)	5,918,385	9,846,371
TOTAL BRAZIL		29,077,246
TOTAL PREFERRED STOCK (Cost $31,374,608)		29,077,246

	Face Amount
REPURCHASE AGREEMENTS(D) — 2.8%
Bank of America 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $4,635,176 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $77,123 - $2,013,749, 2.000% - 6.500%, 04/01/48 - 10/01/53, with a total market value of $4,727,182)	$4,634,492	4,634,492

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Citigroup Global Markets 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $4,635,176 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $646 - $848,846, 2.000% - 7.715%, 12/01/27 - 06/20/73, with a total market value of $4,727,182)	$4,634,492	$4,634,492
Daiwa Capital Markets 5.320%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $4,635,177 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $288 - $366,107, 0.125% - 7.000%, 01/15/24 - 11/01/53, with a total market value of $4,727,182)	4,634,492	4,634,492
Deutsche Bank Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $1,183,453 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $125 - $233,918, 1.000% - 7.000%, 09/01/28 - 01/01/61, with a total market value of $1,206,944)	1,183,278	1,183,278
RBC Dominion Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $4,635,176 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $156 - $1,214,752, 0.000% - 6.500%, 11/07/23 - 08/20/53, with a total market value of $4,727,182)	4,634,492	4,634,492
TOTAL REPURCHASE AGREEMENTS (Cost $19,721,246)		19,721,246
TOTAL INVESTMENTS — 101.8% (Cost $845,211,020)		$711,831,258

Percentages are based on Net Assets of $699,110,630.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X SuperDividend® ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of securities on loan at October 31, 2023 was $24,017,012.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $19,721,246. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $5,597,097.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$663,032,766	$—	$—	^	$663,032,766
Preferred Stock	29,077,246	—	—		29,077,246
Repurchase Agreements	—	19,721,246	—		19,721,246
Total Investments in Securities	$692,110,012	$19,721,246	$—		$711,831,258

^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Social Media ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 100.1%
CHINA — 34.0%
Communication Services — 34.0%
Baidu ADR *	58,262	$6,117,510
Bilibili ADR * (A)	176,296	2,367,655
Hello Group ADR	100,679	712,807
HUYA ADR *	30,236	94,639
JOYY ADR	21,997	856,123
Kuaishou Technology, Cl B *	1,809,788	11,645,685
Meitu (A)	1,973,700	789,521
NetEase ADR	67,247	7,190,049
Tencent Holdings	380,427	14,060,717
Tencent Music Entertainment Group ADR *	451,370	3,276,946
Weibo ADR	51,198	605,673

TOTAL CHINA		47,717,325
GERMANY — 0.8%
Communication Services — 0.8%
United Internet	56,455	1,172,578

JAPAN — 5.3%
Communication Services — 5.3%
DeNA	51,086	495,023
giftee *	12,892	108,451
Gree	36,158	134,179
Kakaku.com	90,610	866,941
MIXI	26,040	391,688

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Nexon	298,616	$5,413,518

TOTAL JAPAN		7,409,800
SOUTH KOREA — 14.5%
Communication Services — 14.5%
AfreecaTV	5,808	287,702
Com2uSCorp	5,134	159,469
Kakao	210,208	5,883,427
NAVER	101,409	14,071,339

TOTAL SOUTH KOREA		20,401,937
TAIWAN — 0.1%
Consumer Discretionary — 0.1%
PChome Online *	83,426	114,458

UNITED ARAB EMIRATES — 0.3%
Communication Services — 0.3%
Yalla Group ADR *	69,398	372,667

UNITED KINGDOM — 0.2%
Communication Services — 0.2%
Trustpilot Group *	241,757	293,359

UNITED STATES — 44.9%
Communication Services — 42.4%
Alphabet, Cl A *	49,938	6,196,307
Angi, Cl A *	52,054	83,807
Bumble, Cl A *	70,225	943,824
IAC *	53,273	2,266,766
Match Group *	198,590	6,871,214
Meta Platforms, Cl A *	45,357	13,664,704
Nextdoor Holdings *	94,137	171,329
Pinterest, Cl A *	411,993	12,310,351
Rumble * (A)	56,025	251,552
Snap, Cl A *	722,367	7,230,894
Spotify Technology *	44,354	7,307,765
Vimeo *	101,839	313,664

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Yelp, Cl A *	45,796	$1,932,133
		59,544,310
Consumer Discretionary — 0.1%
Groupon, Cl A * (A)	11,034	141,125

Industrials — 0.4%
Fiverr International *	23,633	500,310

Information Technology — 2.0%
Life360 *	73,717	361,724
Sprinklr, Cl A *	75,195	1,021,900
Sprout Social, Cl A *	33,625	1,455,290
		2,838,914
TOTAL UNITED STATES		63,024,659
TOTAL COMMON STOCK (Cost $222,875,833)		140,506,783

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.8%
Bank of America 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $603,858 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $10,047 - $262,346, 2.000% - 6.500%, 04/01/48 - 10/01/53, with a total market value of $615,844)	$603,769	603,769
Citigroup Global Markets 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $603,858 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $84 - $110,585, 2.000% - 7.715%, 12/01/27 - 06/20/73, with a total market value of $615,844)	603,769	603,769

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Daiwa Capital Markets 5.320%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $603,858 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $38 - $47,695, 0.125% - 7.000%, 01/15/24 - 11/01/53, with a total market value of $615,844)	$603,769	$603,769
HSBC Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $591,780 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $5,917 - $590,109, 2.500% - 7.000%, 06/20/33 - 10/20/53, with a total market value of $603,527)	591,693	591,693
RBC Dominion Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $166,256 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $6 - $43,571, 0.000% - 6.500%, 11/07/23 - 08/20/53, with a total market value of $169,556)	166,231	166,231
TOTAL REPURCHASE AGREEMENTS (Cost $2,569,231)		2,569,231
TOTAL INVESTMENTS — 101.9% (Cost $225,445,064)		$143,076,014

Percentages are based on Net Assets of $140,396,996.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of securities on loan at October 31, 2023 was $2,413,260.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $2,569,231. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Social Media ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$140,506,783	$—	$—	$140,506,783
Repurchase Agreements	—	2,569,231	—	2,569,231
Total Investments in Securities	$140,506,783	$2,569,231	$—	$143,076,014

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Guru® Index ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.7%
CAMEROON — 1.7%
Energy — 1.7%
Golar LNG	32,330	$725,162

CANADA — 3.2%
Industrials — 3.2%
Canadian National Railway	6,353	672,020
Canadian Pacific Kansas City	9,166	650,511

TOTAL CANADA		1,322,531
CHINA — 1.5%
Consumer Discretionary — 1.5%
Alibaba Group Holding ADR *	7,902	652,231

DENMARK — 1.7%
Health Care — 1.7%
Ascendis Pharma ADR *	7,825	698,851

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 2.8%
Communication Services — 1.5%
Liberty Global, Cl C *	37,135	$629,810

Health Care — 1.3%
Immunocore Holdings ADR *	12,011	533,288

TOTAL UNITED KINGDOM		1,163,098
UNITED STATES — 87.8%
Communication Services — 3.3%
Liberty Broadband, Cl C *	7,844	653,484
Meta Platforms, Cl A *	2,397	722,144
		1,375,628
Consumer Discretionary — 11.8%
Asbury Automotive Group *	3,243	620,613
Dutch Bros, Cl A * (A)	22,265	541,930
Expedia Group *	6,737	641,969
Hilton Worldwide Holdings	4,710	713,706
Home Depot	2,179	620,339
Lithia Motors, Cl A	2,332	564,834
Lowe’s	3,233	616,113
SeaWorld Entertainment *	14,594	628,710
		4,948,214
Consumer Staples — 4.9%
Albertsons, Cl A	33,128	718,877
Mondelez International, Cl A	10,013	662,961
Post Holdings *	8,045	645,853
		2,027,691
Energy — 5.4%
Chesapeake Energy	8,735	751,909
Marathon Petroleum	5,075	767,594
Texas Pacific Land	392	723,612
		2,243,115
Financials — 14.7%
Arch Capital Group *	9,357	811,065
Discover Financial Services	7,786	639,075

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
First American Financial	11,464	$589,708
Fiserv *	5,876	668,395
KKR	11,974	663,359
LPL Financial Holdings	3,258	731,486
S&P Global	1,870	653,210
Visa, Cl A	3,018	709,532
Wells Fargo	16,939	673,664
		6,139,494

Health Care — 17.1%
Amicus Therapeutics *	55,709	611,128
Eli Lilly	1,324	733,403
IQVIA Holdings *	3,325	601,260
Jazz Pharmaceuticals *	5,171	656,820
MoonLake Immunotherapeutics, Cl A * (A)	12,862	666,380
Revvity	6,180	512,013
Royalty Pharma, Cl A	24,288	652,619
Seagen *	3,727	793,143
Tenet Healthcare *	9,923	532,865
United Therapeutics *	3,071	684,403
Universal Health Services, Cl B	5,535	696,801
		7,140,835

Industrials — 6.5%
Avis Budget Group *	3,229	525,681
Delta Air Lines	16,821	525,656
Ferguson	4,517	678,454
Hertz Global Holdings *	41,340	348,496
Howmet Aerospace	14,840	654,444
		2,732,731

Information Technology — 11.9%
Apple	4,079	696,571
GoDaddy, Cl A *	10,333	756,685
Microsoft	2,249	760,409
NVIDIA	1,647	671,647
Salesforce *	3,467	696,278
Snowflake, Cl A *	4,791	695,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VMware, Cl A * (A)	4,640	$675,816
		4,952,724
Materials — 4.9%
Ashland Global Holdings	8,324	637,868
International Flavors & Fragrances	11,208	766,067
Sherwin-Williams	2,629	626,254
		2,030,189
Real Estate — 4.2%
American Tower ‡	3,899	694,763
ProLogis ‡	5,899	594,324
Zillow Group, Cl C *	13,213	478,971
		1,768,058
Utilities — 3.1%
AES	40,200	598,980
PG&E *	42,727	696,450
		1,295,430
TOTAL UNITED STATES		36,654,109
TOTAL COMMON STOCK (Cost $43,364,944)		41,215,982

MASTER LIMITED PARTNERSHIP — 1.2%
UNITED STATES— 1.2%
Industrials — 1.2%
Icahn Enterprises	30,480	502,920
TOTAL MASTER LIMITED PARTNERSHIP (Cost $906,119)		502,920
TOTAL MASTER LIMITED PARTNERSHIP

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 3.6%
BNP Paribas 5.210%, dated 10/31/2023, to be repurchased on 11/01/2023, to be repurchased on 11/01/23, repurchase price $1,484,722 (collateralized by U.S. Treasury Obligations, ranging in par value $195,711 - $31,566, 4.000% - 2.000%, 02/15/26 - 02/15/25, with a total market value of $1,511,975) (Cost $1,484,508)	$1,484,508	$1,484,508
TOTAL INVESTMENTS — 103.5% (Cost $45,755,571)		$43,203,410

Percentages are based on Net Assets of $41,757,248.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of securities on loan at October 31, 2023 was $1,409,565.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $1,484,508. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $–.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,215,982	$—	$—	$41,215,982
Master Limited Partnership	502,920	—	—	502,920
Repurchase Agreement	—	1,484,508	—	1,484,508
Total Investments in Securities	$41,718,902	$1,484,508	$—	$43,203,410

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X SuperIncome™ Preferred ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
PREFERRED STOCK — 99.5%
UNITED STATES— 99.5%
Communication Services — 7.9%
AT&T, 5.000%	213,721	$3,977,348
AT&T, 4.750%	311,733	5,392,981
Telephone and Data Systems, 6.000%	122,558	1,574,870
United States Cellular, 6.250%	88,835	1,465,778
		12,410,977
Consumer Discretionary — 3.3%
Ford Motor, 6.500%	106,696	2,232,080
Ford Motor, 6.000%	142,410	2,990,610
		5,222,690
Energy — 2.0%
Crestwood Equity Partners, 9.250%	317,077	3,056,622
Financials — 80.5%
AGNC Investment CME Term SOFR, 6.125%, TSFR3M + 4.697% ‡,(A)	102,426	2,047,496
Allstate, 7.375%	106,731	2,750,458
Allstate, 5.100%	204,746	3,890,174
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	106,731	2,792,083
Apollo Global Management, 6.750%	128,060	6,160,967
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	88,937	2,214,531

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Athene Holding, 6.375%, H15T5Y + 5.970% (A)	106,703	$2,589,682
Athene Holding, 6.350%, US0003M + 4.253% (A)	153,526	3,244,004
Bank of America, 7.250% *	10,218	10,761,598
Bank of America, 5.000%	171,758	3,332,105
Bank of America, 4.750%	90,494	1,617,128
Brighthouse Financial, 5.375%	102,196	1,588,126
Capital One Financial, 5.000%	267,196	4,352,623
Capital One Financial, 4.800%	222,575	3,501,105
Capital One Financial, 4.375%	119,936	1,733,075
Enstar Group, 7.000%, US0003M + 4.015% (A)	71,063	1,690,589
Huntington Bancshares, 6.875%, H15T5Y + 2.704% (A)	57,699	1,278,033
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	97,822	2,395,661
JPMorgan Chase, 4.750%	160,152	3,047,693
JPMorgan Chase, 4.625%	329,609	6,186,761
JPMorgan Chase, 4.550%	267,205	4,908,556
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	106,634	1,781,854
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	88,898	1,586,829
Lincoln National, 9.000%	88,961	2,357,466
MetLife, 4.750%	178,003	3,333,996
Morgan Stanley, 6.500%	178,073	4,391,280
Morgan Stanley, 6.375%, (A)	178,066	4,188,112
Morgan Stanley, 5.850%, (A)	178,050	3,892,173
New York Community Bancorp, 6.375%, US0003M + 3.821% (A)	91,534	1,933,198
PacWest Bancorp, 7.750%, H15T5Y + 4.820% (A)	91,173	1,856,282
Regions Financial, Ser B, 6.375%, TSFE3M + 3.798% (A)	88,917	1,864,589
Reinsurance Group of America, 7.125%, H15T5Y + 3.456% (A)	124,581	3,176,816
State Street, 5.350%, TSFR3M + 3.971% (A)	88,916	1,944,593
Synchrony Financial, 5.625%	133,312	1,969,018
Truist Financial, 4.750%	164,599	2,934,800
US Bancorp, 4.000%	133,307	1,976,943
Wells Fargo, 7.500% *	10,838	11,448,179

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 4.700%	127,942	$2,260,735
Wells Fargo, 4.375%	114,750	1,857,803
		126,837,114
Industrials — 3.9%
Chart Industries, 6.750% *	35,760	1,757,961
Clarivate, 5.250%	63,890	1,784,448
WESCO International, 10.625%, H15T5Y + 10.325% (A)	95,776	2,553,388
		6,095,797
Utilities — 1.9%
Sempra, 5.750%	134,840	3,033,900
TOTAL UNITED STATES		156,657,100
TOTAL PREFERRED STOCK (Cost $176,926,434)		156,657,100
TOTAL INVESTMENTS — 99.5% (Cost $176,926,434)		$156,657,100

Percentages are based on Net Assets of $157,490,099.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X SuperDividend® U.S. ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 78.7%
UNITED STATES — 78.7%
Communication Services — 8.1%
AT&T	720,225	$11,091,465
Cogent Communications Holdings	211,698	13,756,136
Telephone and Data Systems	569,664	10,362,188
Verizon Communications	359,242	12,620,172
		47,829,961
Consumer Discretionary — 0.8%
PetMed Express	725,526	4,998,874

Consumer Staples — 12.9%
Altria Group	300,562	12,073,575
B&G Foods (A)	1,161,319	9,371,844
Kraft Heinz	359,565	11,311,915
Philip Morris International	141,917	12,653,320
Universal	271,081	12,198,645
Vector Group	1,006,233	10,344,075
Walgreens Boots Alliance	393,746	8,300,166
		76,253,540

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Energy — 9.4%
Chesapeake Energy	179,967	$15,491,559
Coterra Energy	483,320	13,291,300
Kinder Morgan	812,448	13,161,658
Pioneer Natural Resources	56,353	13,468,367
		55,412,884
Financials — 13.7%
AGNC Investment ‡	1,262,236	9,315,302
Ellington Financial ‡	894,361	10,759,163
KKR Real Estate Finance Trust ‡	946,293	9,879,299
New York Community Bancorp	1,534,867	14,550,539
TFS Financial	995,777	11,809,915
Virtu Financial, Cl A	710,472	13,136,627
Western Union	1,041,392	11,757,316
		81,208,161
Health Care — 2.3%
AbbVie	95,502	13,482,972

Industrials — 9.0%
3M	127,861	11,628,958
Ennis	664,681	14,197,586
National Presto Industries	187,870	14,043,282
PACCAR	163,911	13,527,575
		53,397,401
Information Technology — 2.6%
International Business Machines	107,039	15,482,121

Materials — 4.9%
International Paper	300,947	10,150,942
Kronos Worldwide	1,300,899	8,976,203
LyondellBasell Industries, Cl A	105,410	9,512,199
		28,639,344
Real Estate — 9.4%
Alexander’s ‡	64,095	12,049,219
Easterly Government Properties, Cl A ‡	914,746	9,842,667
Global Net Lease ‡	2,177,971	17,293,086

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Iron Mountain ‡	274,056	$16,188,488
		55,373,460
Utilities — 5.6%
Avangrid	350,220	10,461,071
Clearway Energy, Cl C	441,876	9,593,128
Duke Energy	145,232	12,909,673
		32,963,872
TOTAL UNITED STATES		465,042,590
TOTAL COMMON STOCK (Cost $556,819,002)		465,042,590

MASTER LIMITED PARTNERSHIPS — 20.9%
UNITED STATES— 20.9%
Energy — 16.5%
Crestwood Equity Partners	366,104	9,987,317
CrossAmerica Partners	664,983	15,135,013
Global Partners	399,170	12,685,623
Holly Energy Partners	777,388	16,519,495
MPLX	412,765	14,876,051
NuStar Energy	623,458	10,661,132
USA Compression Partners	702,197	17,625,145
		97,489,776
Materials — 2.2%
Westlake Chemical Partners	610,723	13,093,901
Utilities — 2.2%
Suburban Propane Partners	738,216	12,985,219
TOTAL UNITED STATES		123,568,896
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $87,116,240)		123,568,896

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.4%
Bank of America 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $486,499 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8,095 - $211,359, 2.000% - 6.500%, 04/01/48 - 10/01/53, with a total market value of $496,156)	$486,427	$486,427
Citigroup Global Markets 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $486,499 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $68 - $89,093, 2.000% - 7.715%, 12/01/27 - 06/20/73, with a total market value of $496,156)	486,427	486,427
Daiwa Capital Markets 5.320%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $486,499 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $30 - $38,426, 0.125% - 7.000%, 01/15/24 - 11/01/53, with a total market value of $496,156)	486,427	486,427
HSBC Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $476,768 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4,767 - $475,422, 2.500% - 7.000%, 06/20/33 - 10/20/53, with a total market value of $486,232)	476,698	476,698

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $133,943 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $5 - $35,103, 0.000% - 6.500%, 11/07/23 - 08/20/53, with a total market value of $136,601)	$133,923	$133,923
TOTAL REPURCHASE AGREEMENTS (Cost $2,069,902)		2,069,902
TOTAL INVESTMENTS — 100.0% (Cost $646,005,144)		$590,681,388

Percentages are based on Net Assets of $590,899,500.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of securities on loan at October 31, 2023 was $1,971,501.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $2,069,902. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $–.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$465,042,590	$—	$—	$465,042,590
Master Limited Partnerships	123,568,896	—	—	123,568,896
Repurchase Agreements	—	2,069,902	—	2,069,902
Total Investments in Securities	$588,611,486	$2,069,902	$—	$590,681,388

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 100.8%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	20,923	$3,607,753

UNITED STATES — 100.7%
Communication Services — 8.8%
Alphabet, Cl A *	478,132	59,326,619
Alphabet, Cl C *	406,720	50,962,016
AT&T	576,128	8,872,371
Charter Communications, Cl A *	8,332	3,356,130
Comcast, Cl A	331,678	13,694,985
Electronic Arts	18,678	2,312,150
Fox, Cl A	20,785	631,656
Fox, Cl B	14,839	414,156
Interpublic Group	30,465	865,206
Live Nation Entertainment *	11,534	922,951
Match Group *	21,780	753,588
Meta Platforms, Cl A *	179,115	53,961,976
Netflix *	35,713	14,702,685
News, Cl A	36,612	757,136
News, Cl B	12,197	261,504

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Omnicom Group	15,820	$1,185,076
Paramount Global, Cl B	43,538	473,693
Take-Two Interactive Software *	12,584	1,683,110
T-Mobile US	40,404	5,812,519
Verizon Communications	338,798	11,901,974
Walt Disney *	147,459	12,031,180
Warner Bros Discovery *	184,325	1,832,190
		246,714,871
Consumer Discretionary — 10.6%
Airbnb, Cl A *	33,149	3,921,195
Amazon.com *	731,714	97,383,816
Aptiv *	21,787	1,899,826
AutoZone *	1,419	3,515,048
Bath & Body Works	17,811	528,096
Best Buy	16,855	1,126,251
Booking Holdings *	2,850	7,950,246
BorgWarner	21,875	807,188
Caesars Entertainment *	16,576	661,217
CarMax *	12,297	751,224
Carnival *	79,640	912,674
Chipotle Mexican Grill, Cl A *	2,170	4,214,574
Darden Restaurants	9,470	1,378,169
Domino’s Pizza	2,892	980,359
DR Horton	24,238	2,530,447
eBay	42,988	1,686,419
Etsy *	11,364	707,977
Expedia Group *	11,903	1,134,237
Ford Motor	315,911	3,080,132
Garmin	12,009	1,231,283
General Motors	111,639	3,148,220
Genuine Parts	11,492	1,480,859
Hasbro	9,729	439,264
Hilton Worldwide Holdings	21,462	3,252,137
Home Depot	81,022	23,066,153
Las Vegas Sands	28,839	1,368,699
Lennar, Cl A	20,577	2,195,154
LKQ	22,464	986,619
Lowe’s	47,223	8,999,287

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lululemon Athletica *	9,181	$3,612,540
Marriott International, Cl A	19,383	3,654,859
McDonald’s	58,730	15,397,244
MGM Resorts International	23,590	823,763
Mohawk Industries *	5,347	429,792
NIKE, Cl B	98,727	10,146,174
Norwegian Cruise Line Holdings *	38,136	518,650
NVR *	269	1,455,995
O’Reilly Automotive *	4,707	4,379,581
Pool	2,952	932,153
PulteGroup	19,319	1,421,685
Ralph Lauren, Cl A	3,634	408,934
Ross Stores	27,799	3,223,850
Royal Caribbean Cruises *	19,030	1,612,412
Starbucks	92,306	8,514,306
Tapestry	21,724	598,714
Tesla *	222,535	44,693,929
TJX	92,616	8,156,691
Tractor Supply	8,098	1,559,351
Ulta Beauty *	4,040	1,540,492
VF	29,586	435,802
Whirlpool	5,293	553,436
Wynn Resorts	6,499	570,482
Yum! Brands	22,641	2,736,391
		298,713,996
Consumer Staples — 6.7%
Altria Group	143,013	5,744,832
Archer-Daniels-Midland	43,749	3,131,116
Brown-Forman, Cl B	14,134	793,765
Bunge	10,974	1,163,025
Campbell Soup	17,025	687,980
Church & Dwight	19,393	1,763,599
Clorox	10,651	1,253,623
Coca-Cola	313,644	17,717,750
Colgate-Palmolive	67,503	5,070,825
Conagra Brands	37,751	1,032,867
Constellation Brands, Cl A	12,924	3,026,155
Costco Wholesale	35,713	19,729,290

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar General	17,517	$2,085,224
Dollar Tree *	16,606	1,844,761
Estee Lauder, Cl A	19,052	2,455,231
General Mills	47,131	3,074,826
Hershey	11,854	2,220,847
Hormel Foods	25,687	836,112
J M Smucker	7,196	819,193
Kellanova	22,780	1,149,707
Kenvue	139,260	2,590,236
Keurig Dr Pepper	81,920	2,484,634
Kimberly-Clark	27,132	3,246,072
Kraft Heinz	66,426	2,089,762
Kroger	52,577	2,385,418
Lamb Weston Holdings	10,559	948,198
McCormick	19,866	1,269,437
Molson Coors Beverage, Cl B	16,962	979,895
Mondelez International, Cl A	109,634	7,258,867
Monster Beverage *	61,285	3,131,664
PepsiCo	110,937	18,113,793
Philip Morris International	125,101	11,154,005
Procter & Gamble	189,972	28,501,499
Sysco	40,056	2,663,323
Target	37,540	4,159,057
Tyson Foods, Cl A	20,579	953,837
Walgreens Boots Alliance	57,492	1,211,931
Walmart	113,975	18,624,655
		187,367,011
Energy — 4.5%
APA	21,657	860,216
Baker Hughes, Cl A	81,625	2,809,533
Chevron	142,985	20,837,204
ConocoPhillips	96,504	11,464,675
Coterra Energy	60,280	1,657,700
Devon Energy	50,637	2,358,165
Diamondback Energy	14,530	2,329,450
EOG Resources	46,924	5,924,155
EQT	28,587	1,211,517
Exxon Mobil	322,612	34,148,480

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Halliburton	72,776	$2,863,008
Hess	21,727	3,137,379
Kinder Morgan	159,448	2,583,058
Marathon Oil	48,923	1,336,087
Marathon Petroleum	31,040	4,694,800
Occidental Petroleum	51,029	3,154,102
ONEOK	46,206	3,012,631
Phillips 66	34,486	3,933,818
Pioneer Natural Resources	18,093	4,324,227
Schlumberger	114,531	6,374,795
Targa Resources	18,116	1,514,679
Valero Energy	27,305	3,467,735
Williams	98,818	3,399,339
		127,396,753
Financials — 12.9%
Aflac	44,059	3,441,448
Allstate	21,239	2,721,353
American Express	46,887	6,846,909
American International Group	58,685	3,597,977
Ameriprise Financial	8,346	2,625,401
Aon, Cl A	16,518	5,110,669
Arch Capital Group *	29,642	2,569,369
Arthur J Gallagher	17,702	4,168,644
Assurant	3,405	507,005
Bank of America	557,137	14,674,989
Bank of New York Mellon	63,227	2,687,148
Berkshire Hathaway, Cl B *	146,968	50,164,587
BlackRock, Cl A	11,038	6,758,347
Blackstone	55,488	5,124,317
Brown & Brown	18,524	1,285,936
Capital One Financial	29,801	3,018,543
Cboe Global Markets	9,212	1,509,755
Charles Schwab	116,325	6,053,553
Chubb	33,101	7,104,137
Cincinnati Financial	12,605	1,256,340
Citigroup	150,545	5,945,022
Citizens Financial Group	33,384	782,187
CME Group, Cl A	29,325	6,259,715

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Comerica	11,837	$466,378
Discover Financial Services	20,576	1,688,878
Everest Group	3,165	1,252,137
FactSet Research Systems	2,776	1,198,927
Fidelity National Information Services	48,013	2,357,918
Fifth Third Bancorp	54,400	1,289,824
Fiserv *	47,585	5,412,794
FleetCor Technologies *	5,471	1,231,905
Franklin Resources	26,552	605,120
Global Payments	21,129	2,244,322
Globe Life	7,416	862,926
Goldman Sachs Group	26,568	8,066,310
Hartford Financial Services Group	24,650	1,810,543
Huntington Bancshares	126,973	1,225,289
Intercontinental Exchange	45,508	4,889,380
Invesco	36,518	473,638
Jack Henry & Associates	6,657	938,570
JPMorgan Chase	234,197	32,567,435
KeyCorp	86,188	880,841
Loews	14,732	942,995
M&T Bank	13,348	1,504,987
MarketAxess Holdings	2,745	586,744
Marsh & McLennan	39,807	7,549,398
Mastercard, Cl A	67,051	25,234,644
MetLife	51,308	3,078,993
Moody’s	12,834	3,952,872
Morgan Stanley	102,820	7,281,712
MSCI, Cl A	6,543	3,085,352
Nasdaq	27,079	1,343,118
Northern Trust	14,860	979,423
PayPal Holdings *	85,572	4,432,630
PNC Financial Services Group	32,237	3,690,169
Principal Financial Group	16,515	1,117,735
Progressive	47,171	7,457,263
Prudential Financial	29,457	2,693,548
Raymond James Financial	15,168	1,447,634
Regions Financial	82,313	1,196,008
S&P Global	26,224	9,160,305
State Street	26,938	1,741,003

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Synchrony Financial	33,982	$953,195
T Rowe Price Group	18,145	1,642,123
Travelers	18,501	3,097,807
Truist Financial	106,694	3,025,842
US Bancorp	125,631	4,005,116
Visa, Cl A	129,489	30,442,864
W R Berkley	17,733	1,195,559
Wells Fargo	294,856	11,726,423
Willis Towers Watson	8,463	1,996,337
Zions Bancorp	15,033	463,768
		360,702,053
Health Care — 13.2%
Abbott Laboratories	139,850	13,222,817
AbbVie	142,243	20,081,867
Agilent Technologies	22,495	2,325,308
Align Technology *	5,818	1,073,945
Amgen	43,107	11,022,460
Baxter International	40,701	1,319,933
Becton Dickinson	23,094	5,837,701
Biogen *	11,661	2,769,954
Bio-Rad Laboratories, Cl A *	1,574	433,291
Bio-Techne	14,220	776,839
Boston Scientific *	117,361	6,007,710
Bristol-Myers Squibb	168,358	8,675,488
Cardinal Health	20,520	1,867,320
Catalent *	16,589	570,496
Cencora	13,550	2,508,783
Centene *	41,380	2,854,392
Charles River Laboratories International *	3,981	670,241
Cigna Group	24,009	7,423,583
Cooper	3,864	1,204,602
CVS Health	103,508	7,143,087
Danaher	52,957	10,168,803
DaVita *	5,441	420,208
DENTSPLY SIRONA	16,139	490,787
Dexcom *	31,051	2,758,260
Edwards Lifesciences *	49,477	3,152,674
Elevance Health	18,991	8,547,659

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	64,262	$35,596,650
GE HealthCare Technologies	30,211	2,011,146
Gilead Sciences	100,415	7,886,594
HCA Healthcare	15,550	3,516,477
Henry Schein *	11,573	752,014
Hologic *	19,812	1,310,960
Humana	9,985	5,229,045
IDEXX Laboratories *	6,670	2,664,465
Illumina *	12,900	1,411,518
Incyte *	15,619	842,333
Insulet *	5,684	753,528
Intuitive Surgical *	28,315	7,424,759
IQVIA Holdings *	14,538	2,628,907
Johnson & Johnson	194,059	28,786,712
Laboratory Corp of America Holdings	7,099	1,417,883
McKesson	10,872	4,950,674
Medtronic	107,276	7,569,395
Merck	204,495	21,001,637
Mettler-Toledo International *	1,741	1,715,233
Moderna *	26,444	2,008,686
Molina Healthcare *	4,806	1,600,158
Pfizer	455,000	13,904,800
Quest Diagnostics	9,864	1,283,306
Regeneron Pharmaceuticals *	8,602	6,708,614
ResMed	11,665	1,647,331
Revvity	8,831	731,648
STERIS PLC	7,899	1,658,632
Stryker	27,239	7,360,523
Teleflex	3,327	614,663
Thermo Fisher Scientific	31,103	13,833,681
UnitedHealth Group	74,650	39,979,554
Universal Health Services, Cl B	4,169	524,835
Vertex Pharmaceuticals *	20,800	7,531,888
Viatris	83,539	743,497
Waters *	4,859	1,159,017
West Pharmaceutical Services	6,068	1,931,384
Zimmer Biomet Holdings	16,670	1,740,515
Zoetis, Cl A	37,108	5,825,956
		371,586,826

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.4%
3M	44,850	$4,079,107
A O Smith	11,453	798,961
Alaska Air Group *	10,360	327,687
Allegion	7,410	728,848
American Airlines Group *	44,421	495,294
AMETEK	18,148	2,554,694
Automatic Data Processing	33,201	7,245,122
Axon Enterprise *	6,020	1,231,030
Boeing *	45,695	8,536,740
Broadridge Financial Solutions	10,148	1,731,655
Carrier Global	65,284	3,111,435
Caterpillar	41,112	9,293,368
Ceridian HCM Holding *	14,042	898,828
CH Robinson Worldwide	9,934	812,899
Cintas	6,944	3,521,441
Copart *	67,720	2,947,174
CSX	155,911	4,653,943
Cummins	11,178	2,417,801
Deere	22,058	8,059,111
Delta Air Lines	51,711	1,615,969
Dover	11,415	1,483,379
Eaton	32,316	6,718,820
Emerson Electric	45,977	4,090,574
Equifax	9,664	1,638,724
Expeditors International of Washington	12,334	1,347,490
Fastenal	45,976	2,682,240
FedEx	17,992	4,319,879
Fortive	28,142	1,837,110
Generac Holdings *	5,630	473,314
General Dynamics	18,360	4,430,452
General Electric	87,711	9,528,046
Honeywell International	53,508	9,805,876
Howmet Aerospace	32,482	1,432,456
Hubbell, Cl B	4,252	1,148,465
Huntington Ingalls Industries	3,329	731,781
IDEX	6,185	1,183,871
Illinois Tool Works	22,514	5,045,838
Ingersoll Rand	32,106	1,948,192
Jacobs Solutions	9,835	1,311,006

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	5,906	$1,015,064
Johnson Controls International	55,026	2,697,375
L3Harris Technologies	15,290	2,743,179
Leidos Holdings	9,652	956,706
Lockheed Martin	18,062	8,211,708
Masco	17,348	903,657
Nordson	4,436	943,049
Norfolk Southern	18,662	3,560,523
Northrop Grumman	11,084	5,225,330
Old Dominion Freight Line	7,254	2,732,292
Otis Worldwide	33,594	2,593,793
PACCAR	41,168	3,397,595
Parker-Hannifin	10,211	3,766,940
Paychex	26,124	2,901,070
Paycom Software	4,086	1,000,947
Pentair	14,979	870,579
Quanta Services	11,887	1,986,555
Republic Services, Cl A	16,447	2,442,215
Robert Half	10,142	758,317
Rockwell Automation	9,139	2,401,821
Rollins	23,869	897,713
RTX	117,298	9,546,884
Snap-On	4,394	1,133,388
Southwest Airlines	51,781	1,151,092
Stanley Black & Decker	11,950	1,016,348
Textron	15,781	1,199,356
Trane Technologies	18,345	3,491,237
TransDigm Group *	4,446	3,681,688
Union Pacific	49,115	10,196,765
United Airlines Holdings *	24,037	841,535
United Parcel Service, Cl B	58,288	8,233,180
United Rentals	5,343	2,170,701
Veralto *	17,288	1,192,849
Verisk Analytics, Cl A	11,639	2,646,243
Waste Management	30,102	4,946,662
Westinghouse Air Brake Technologies	14,192	1,504,636
WW Grainger	3,360	2,452,229
Xylem	19,442	1,818,605
		235,448,446

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 28.2%
Accenture, Cl A	50,835	$15,102,570
Adobe *	36,732	19,543,628
Advanced Micro Devices *	130,205	12,825,193
Akamai Technologies *	12,176	1,258,146
Amphenol, Cl A	47,897	3,858,103
Analog Devices	40,409	6,357,548
ANSYS *	7,008	1,950,046
Apple	1,184,345	202,250,596
Applied Materials	67,674	8,956,654
Arista Networks *	19,343	3,875,757
Autodesk *	17,203	3,399,829
Broadcom	33,258	27,982,283
Cadence Design Systems *	22,210	5,327,069
CDW	10,903	2,184,961
Cisco Systems	328,403	17,119,648
Cognizant Technology Solutions, Cl A	41,132	2,651,780
Corning	63,102	1,688,610
Enphase Energy *	11,644	926,630
EPAM Systems *	4,736	1,030,412
F5 *	4,005	607,118
Fair Isaac *	1,902	1,608,845
First Solar *	7,878	1,122,221
Fortinet *	52,835	3,020,577
Gartner *	6,599	2,191,132
Gen Digital	43,760	729,042
Hewlett Packard Enterprise	102,504	1,576,512
HP	68,969	1,815,954
Intel	337,505	12,318,933
International Business Machines	73,417	10,619,035
Intuit	22,570	11,171,022
Juniper Networks	30,427	819,095
Keysight Technologies *	13,607	1,660,734
KLA	11,018	5,175,155
Lam Research	10,788	6,345,717
Microchip Technology	43,470	3,098,976
Micron Technology	89,216	5,965,874
Microsoft	598,755	202,445,053
Monolithic Power Systems	3,556	1,570,827
Motorola Solutions	13,504	3,760,324

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NetApp	17,004	$1,237,551
NVIDIA	199,054	81,174,221
ON Semiconductor *	34,002	2,129,885
Oracle	126,868	13,118,151
Palo Alto Networks *	24,508	5,955,934
PTC *	9,303	1,306,327
Qorvo *	8,395	733,891
QUALCOMM	89,937	9,802,234
Roper Technologies	8,571	4,187,533
Salesforce *	78,493	15,763,749
Seagate Technology Holdings	16,155	1,102,579
ServiceNow *	16,440	9,565,614
Skyworks Solutions	12,788	1,109,231
SolarEdge Technologies *	4,657	353,699
Synopsys *	11,878	5,576,008
TE Connectivity	25,145	2,963,338
Teledyne Technologies *	3,719	1,393,100
Teradyne	12,479	1,039,126
Texas Instruments	73,172	10,391,156
Trimble *	22,172	1,044,966
Tyler Technologies *	3,509	1,308,506
VeriSign *	7,241	1,445,738
Western Digital *	22,741	913,051
Zebra Technologies, Cl A *	4,284	897,198
		790,424,395
Materials — 2.5%
Air Products & Chemicals	17,870	5,047,203
Albemarle	9,908	1,256,136
Amcor	130,932	1,163,985
Avery Dennison	6,302	1,096,989
Ball	25,098	1,208,469
Celanese, Cl A	8,992	1,029,674
CF Industries Holdings	16,566	1,321,635
Corteva	57,694	2,777,389
Dow	55,401	2,678,084
DuPont de Nemours	38,111	2,777,530
Eastman Chemical	10,141	757,837
Ecolab	19,938	3,344,400

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
FMC	11,343	$603,447
Freeport-McMoRan	116,729	3,943,106
International Flavors & Fragrances	20,491	1,400,560
International Paper	30,762	1,037,602
Linde	39,323	15,027,678
LyondellBasell Industries, Cl A	20,170	1,820,141
Martin Marietta Materials	4,885	1,997,672
Mosaic	29,902	971,217
Newmont	64,385	2,412,506
Nucor	20,458	3,023,488
Packaging Corp of America	7,052	1,079,309
PPG Industries	17,906	2,198,320
Sealed Air	14,830	456,616
Sherwin-Williams	19,307	4,599,120
Steel Dynamics	12,869	1,370,677
Vulcan Materials	10,520	2,067,075
Westrock	17,243	619,541
		69,087,406
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	12,419	1,156,581
American Tower ‡	36,450	6,495,026
AvalonBay Communities ‡	11,650	1,930,871
Boston Properties ‡	11,118	595,591
Camden Property Trust ‡	9,219	782,509
CBRE Group, Cl A *	24,746	1,715,888
CoStar Group *	33,192	2,436,625
Crown Castle ‡	34,854	3,240,725
Digital Realty Trust ‡	23,403	2,910,397
Equinix ‡	7,611	5,553,290
Equity Residential ‡	29,580	1,636,661
Essex Property Trust ‡	5,230	1,118,802
Extra Space Storage ‡	16,743	1,734,407
Federal Realty Investment Trust ‡	7,010	639,242
Healthpeak Properties ‡	50,546	785,990
Host Hotels & Resorts ‡	55,876	864,961
Invitation Homes ‡	46,576	1,382,841
Iron Mountain ‡	23,043	1,361,150
Kimco Realty ‡	56,616	1,015,691

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mid-America Apartment Communities ‡	9,956	$1,176,301
ProLogis ‡	74,453	7,501,140
Public Storage ‡	12,745	3,042,359
Realty Income ‡	57,489	2,723,829
Regency Centers ‡	14,012	844,363
SBA Communications, Cl A ‡	8,081	1,685,939
Simon Property Group ‡	26,257	2,885,382
UDR ‡	27,714	881,582
Ventas ‡	34,999	1,486,058
VICI Properties, Cl A ‡	81,080	2,262,132
Welltower ‡	39,944	3,339,718
Weyerhaeuser ‡	58,676	1,683,414
		66,869,465
Utilities — 2.5%
AES	58,030	864,647
Alliant Energy	22,139	1,080,162
Ameren	21,094	1,597,027
American Electric Power	41,342	3,122,975
American Water Works	15,616	1,837,222
Atmos Energy	11,693	1,258,868
CenterPoint Energy	50,332	1,352,924
CMS Energy	23,323	1,267,372
Consolidated Edison	28,080	2,465,143
Constellation Energy	26,312	2,971,151
Dominion Energy	67,004	2,701,601
DTE Energy	17,160	1,653,881
Duke Energy	60,093	5,341,667
Edison International	30,714	1,936,825
Entergy	15,625	1,493,594
Evergy	18,278	898,181
Eversource Energy	28,113	1,512,198
Exelon	79,749	3,105,426
FirstEnergy	40,326	1,435,606
NextEra Energy	163,088	9,508,030
NiSource	37,330	939,223
NRG Energy	15,219	644,981
PG&E *	159,732	2,603,632
Pinnacle West Capital	10,392	770,878

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	54,124	$1,329,827
Public Service Enterprise Group	41,887	2,582,333
Sempra	50,510	3,537,215
Southern	85,171	5,732,008
WEC Energy Group	25,512	2,076,422
Xcel Energy	44,480	2,636,330
		70,257,349
TOTAL UNITED STATES		2,824,568,571
TOTAL COMMON STOCK (Cost $2,701,136,440)		2,828,176,324
TOTAL INVESTMENTS — 100.8% (Cost $2,701,136,440)		$2,828,176,324

WRITTEN OPTIONS— (1.0)% (Premiums Received $(63,027,174))		$(27,077,160)

Percentages are based on Net Assets of $2,805,205,828.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
S&P 500 Index	(6,744)	$(2,828,298,720)	$4,240	11/17/23	$(27,077,160)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,828,176,278.

As of October 31, 2023, all of the Fund’s investments and other financial instruments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 101.2%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	33,706	$41,820,382

CHINA — 1.1%
Consumer Discretionary — 0.7%
JD.com ADR	290,780	7,391,628
PDD Holdings ADR *	438,807	44,503,806
		51,895,434

Information Technology — 0.4%
NXP Semiconductors	173,570	29,928,675

TOTAL CHINA		81,824,109
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding	58,428	34,987,271

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	392,090	$24,791,851

UNITED STATES — 98.7%
Communication Services — 16.2%
Alphabet, Cl A *	1,864,740	231,376,939
Alphabet, Cl C *	1,823,259	228,454,353
Charter Communications, Cl A *	100,839	40,617,949
Comcast, Cl A	2,773,716	114,526,734
Electronic Arts	182,338	22,571,621
Meta Platforms, Cl A *	979,142	294,986,110
Netflix *	298,601	122,931,046
Sirius XM Holdings	2,581,833	11,050,245
T-Mobile US *	792,767	114,047,461
Trade Desk, Cl A *	300,219	21,303,540
Warner Bros Discovery *	1,639,519	16,296,819
		1,218,162,817
Consumer Discretionary — 12.7%
Airbnb, Cl A *	287,145	33,966,382
Amazon.com *	3,242,966	431,606,345
Booking Holdings *	23,991	66,924,334
eBay	357,806	14,036,729
Lucid Group *	1,455,806	5,997,921
Lululemon Athletica *	81,738	32,162,268
Marriott International, Cl A	200,907	37,883,024
O’Reilly Automotive *	40,568	37,746,090
Ross Stores	229,330	26,595,400
Starbucks	771,767	71,187,788
Tesla *	997,547	200,347,340
		958,453,621
Consumer Staples — 6.6%
Costco Wholesale	298,855	165,099,456
Dollar Tree *	148,004	16,441,764
Keurig Dr Pepper	940,599	28,528,368
Kraft Heinz	826,861	26,013,047
Mondelez International, Cl A	916,556	60,685,173
Monster Beverage *	705,367	36,044,254

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	927,837	$151,497,225
Walgreens Boots Alliance	580,144	12,229,436
		496,538,723
Energy — 0.5%
Baker Hughes, Cl A	679,562	23,390,524
Diamondback Energy	120,279	19,283,129
		42,673,653
Financials — 0.5%
PayPal Holdings *	739,567	38,309,571

Health Care — 6.6%
Align Technology *	50,459	9,314,227
Amgen	360,460	92,169,622
Biogen *	97,503	23,160,863
Dexcom *	261,013	23,185,785
GE HealthCare Technologies	306,001	20,370,486
Gilead Sciences	839,451	65,930,481
IDEXX Laboratories *	55,901	22,330,772
Illumina *	106,439	11,646,555
Intuitive Surgical *	236,750	62,080,585
Moderna *	256,057	19,450,090
Regeneron Pharmaceuticals *	71,862	56,044,455
Seagen *	126,333	26,884,926
Vertex Pharmaceuticals *	173,869	62,959,704
		495,528,551
Industrials — 5.0%
Automatic Data Processing	277,597	60,577,217
Cintas	68,453	34,713,885
Copart *	642,876	27,977,964
CSX	1,351,297	40,336,215
Fastenal	384,438	22,428,113
Honeywell International	447,382	81,987,225
Old Dominion Freight Line	73,519	27,691,667
PACCAR	351,951	29,046,516
Paychex	242,776	26,960,275

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Verisk Analytics, Cl A	97,625	$22,196,020
		373,915,097
Information Technology — 49.0%
Adobe *	307,179	163,437,659
Advanced Micro Devices *	1,088,828	107,249,558
Analog Devices	335,758	52,824,806
ANSYS *	57,370	15,963,776
Apple	4,914,359	839,225,086
Applied Materials	563,716	74,607,813
Atlassian, Cl A *	103,171	18,636,809
Autodesk *	143,941	28,447,060
Broadcom	278,183	234,054,831
Cadence Design Systems *	183,072	43,909,819
Cisco Systems	2,746,420	143,170,875
Cognizant Technology Solutions, Cl A	339,833	21,909,033
Crowdstrike Holdings, Cl A *	152,226	26,908,990
Datadog, Cl A *	197,224	16,067,839
Enphase Energy *	88,098	7,010,839
Fortinet *	528,715	30,226,636
GLOBALFOUNDRIES *	368,581	18,288,989
Intel	2,822,271	103,012,891
Intuit	188,746	93,419,833
KLA	92,091	43,255,143
Lam Research	89,265	52,507,458
Marvell Technology	580,863	27,428,351
Microchip Technology	366,468	26,125,504
Micron Technology	737,863	49,340,899
Microsoft	2,335,328	789,597,750
NVIDIA	776,353	316,596,753
ON Semiconductor *	290,515	18,197,860
Palo Alto Networks *	205,979	50,057,017
QUALCOMM	751,949	81,954,921
Synopsys *	102,477	48,106,803
Texas Instruments	611,785	86,879,588
Workday, Cl A *	139,377	29,507,505
Zoom Video Communications, Cl A *	166,519	9,987,810
Zscaler *	96,012	15,236,144
		3,683,152,648

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.3%
CoStar Group *	274,769	$20,170,792

Utilities — 1.3%
American Electric Power	346,744	26,193,042
Constellation Energy	216,432	24,439,502
Exelon	669,927	26,086,957
Xcel Energy	371,182	21,999,957
		98,719,458
TOTAL UNITED STATES		7,425,624,931
TOTAL COMMON STOCK (Cost $6,367,480,382)		7,609,048,544
TOTAL INVESTMENTS — 101.2% (Cost $6,367,480,382)		$7,609,048,544

WRITTEN OPTIONS— (1.3)%
(Premiums Received $(216,504,359))		$(98,419,200)

Percentages are based on Net Assets of $7,521,213,399.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.3)%
Call Options
Nasdaq-100	(5,280)	$(7,608,363,840)	$14,600	11/17/23	$(98,419,200)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $7,609,048,544.

As of October 31, 2023, all of the Fund’s investments and other financial instruments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® Emerging Markets ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 91.7%
BRAZIL — 6.1%
Financials — 2.3%
Banco do Brasil	98,600	$945,332

Materials — 3.8%
Cia Siderurgica Nacional	321,851	750,539
Vale	62,335	852,888
		1,603,427

TOTAL BRAZIL		2,548,759
CHILE — 6.9%
Financials — 2.0%
Banco de Chile	8,047,006	824,059

Industrials — 1.2%
Cia Sud Americana de Vapores	8,836,141	489,093

Materials — 2.0%
Empresas CMPC	478,834	853,251

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.7%
Enel Chile	11,756,306	$693,935

TOTAL CHILE		2,860,338
CHINA — 34.8%
Consumer Staples — 1.8%
Tingyi Cayman Islands Holding	552,000	732,275

Energy — 15.4%
China Shenhua Energy, Cl H	244,764	750,752
Guanghui Energy, Cl A	867,500	886,163
Inner Mongolia Yitai Coal, Cl B *	563,000	772,436
Jizhong Energy Resources, Cl A	774,400	676,092
Shaanxi Coal Industry, Cl A	354,500	870,069
Shanxi Coking Coal Energy Group, Cl A	698,500	821,983
Shanxi Lu’an Environmental Energy Development, Cl A	369,800	956,981
Yankuang Energy Group, Cl H (A)	381,350	662,827
		6,397,303
Financials — 8.6%
Bank of China, Cl H	2,055,500	719,790
Bank of Communications, Cl H	1,283,380	759,406
China CITIC Bank, Cl H	1,514,900	675,690
China Construction Bank, Cl H	1,505,000	853,999
Lufax Holding ADR	587,741	561,175
		3,570,060
Industrials — 3.8%
COSCO SHIPPING Holdings, Cl A	546,700	727,489
Shanxi Coal International Energy Group, Cl A	374,000	829,294
		1,556,783
Materials — 3.7%
Western Mining, Cl A	478,700	818,909
Zangge Mining, Cl A	241,200	735,553
		1,554,462

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.5%
Guangdong Investment	933,200	$636,875

TOTAL CHINA		14,447,758
CZECH REPUBLIC — 4.1%
Financials — 2.3%
Moneta Money Bank	242,604	935,821

Utilities — 1.8%
CEZ	17,949	766,850

TOTAL CZECH REPUBLIC		1,702,671
EGYPT — 3.3%
Consumer Staples — 3.3%
Eastern SAE	1,633,750	1,389,414

INDIA — 4.3%
Energy — 2.7%
Coal India	298,366	1,126,146

Materials — 1.6%
Vedanta	248,606	646,756

TOTAL INDIA		1,772,902
INDONESIA — 2.1%
Energy — 2.1%
Adaro Energy	5,351,100	862,374

MEXICO — 3.8%
Financials — 1.9%
Banco del Bajio	261,740	800,023

Real Estate — 1.9%
Fibra Uno Administracion ‡	528,300	800,951

TOTAL MEXICO		1,600,974

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC (B)	1,194,381	$—
PhosAgro PJSC GDR *(B)	42	—
Severstal PJSC *(B)	71,665	—

TOTAL RUSSIA		—
SOUTH AFRICA — 3.2%
Materials — 1.4%
African Rainbow Minerals	73,272	600,265

Real Estate — 1.8%
Growthpoint Properties ‡	1,415,936	731,877

TOTAL SOUTH AFRICA		1,332,142
SOUTH KOREA — 6.2%
Financials — 6.2%
Hana Financial Group	27,750	805,449
Industrial Bank of Korea	112,269	928,544
Woori Financial Group	95,198	838,811

TOTAL SOUTH KOREA		2,572,804
TAIWAN — 3.8%
Industrials — 1.4%
Evergreen Marine Taiwan	178,120	590,347

Information Technology — 2.4%
MediaTek	38,400	996,849

TOTAL TAIWAN		1,587,196
THAILAND — 1.9%
Energy — 1.9%
Banpu NVDR	3,717,400	786,040

TURKEY — 8.8%
Energy — 3.2%
Turkiye Petrol Rafinerileri	261,223	1,310,143

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — 5.6%
Akbank	1,143,035	$1,190,192
Yapi ve Kredi Bankasi	1,881,435	1,146,440
		2,336,632
TOTAL TURKEY		3,646,775
UNITED STATES — 2.4%
Consumer Staples — 2.4%
JBS	253,748	1,007,847

TOTAL COMMON STOCK (Cost $41,920,624)		38,117,994

PREFERRED STOCK — 7.4%
BRAZIL—3.8%
Materials — 1.8%
Gerdau (C)	179,110	773,196

Utilities — 2.0%
Cia Energetica de Minas Gerais (C)	352,550	820,729

TOTAL BRAZIL		1,593,925
CHILE—1.4%
Materials — 1.4%
Sociedad Quimica y Minera de Chile, Cl B (C)	12,087	582,879

TOTAL CHILE		582,879
COLOMBIA—2.2%
Financials — 2.2%
Bancolombia (C)	145,675	929,638

TOTAL COLOMBIA		929,638
RUSSIA—0.0%
Energy — 0.0%
Surgutneftegas PJSC (B)(C)	3,166,303	—

TOTAL RUSSIA		—
TOTAL PREFERRED STOCK (Cost $4,818,551)		3,106,442

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 1.0%
Bank of America 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $154,021 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,563 - $66,914, 2.000% - 6.500%, 04/01/48 - 10/01/53, with a total market value of $157,078)	$153,998	$153,998
Daiwa Capital Markets 5.320%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $15 - $19,670, 0.125% - 7.000%, 01/15/24 - 11/01/53, with a total market value of $253,980)	249,000	249,000

TOTAL REPURCHASE AGREEMENTS (Cost $402,998)		402,998
TOTAL INVESTMENTS — 100.1% (Cost $47,142,173)		$41,627,434

Percentages are based on Net Assets of $41,573,901.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of securities on loan at October 31, 2023 was $347,622.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $402,998. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $–.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® Emerging Markets ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$38,117,994	$—	$—	^	$38,117,994
Preferred Stock	3,106,442	—	—	^	3,106,442
Repurchase Agreements	—	402,998	—		402,998
Total Investments in Securities	$41,224,436	$402,998	$—	^	$41,627,434

^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X SuperDividend® REIT ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 6.7%
Real Estate — 6.7%
Dexus ‡	1,693,329	$6,947,431
Stockland ‡	3,437,299	7,704,216

TOTAL AUSTRALIA		14,651,647
BELGIUM — 2.9%
Real Estate — 2.9%
Cofinimmo ‡	99,836	6,194,439

CANADA — 1.4%
Real Estate — 1.4%
NorthWest Healthcare Properties Real Estate Investment Trust ‡	1,028,980	2,972,238

FRANCE — 3.9%
Real Estate — 3.9%
Klepierre ‡	352,713	8,537,558

SINGAPORE — 17.0%
Real Estate — 17.0%
Frasers Logistics & Commercial Trust ‡	9,570,046	7,264,587
Keppel ‡	13,094,210	7,598,188
Mapletree Industrial Trust ‡	5,233,094	8,212,220
Mapletree Pan Asia Commercial Trust ‡	7,019,633	6,814,431
Suntec Real Estate Investment Trust ‡	8,891,878	7,139,204

TOTAL SINGAPORE		37,028,630

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 2.7%
Real Estate — 2.7%
Growthpoint Properties ‡	11,506,315	$5,947,447

UNITED KINGDOM — 3.5%
Real Estate — 3.5%
Land Securities Group ‡	1,090,503	7,529,380

UNITED STATES — 61.8%
Financials — 19.6%
Arbor Realty Trust ‡	602,496	7,597,475
ARMOUR Residential ‡	405,887	5,913,776
Blackstone Mortgage Trust, Cl A ‡	372,246	7,426,308
KKR Real Estate Finance Trust ‡	578,675	6,041,367
Ladder Capital, Cl A ‡	808,700	8,175,957
Starwood Property Trust ‡	421,424	7,480,276
		42,635,159

Real Estate — 42.2%
Broadstone Net Lease, Cl A ‡	524,390	7,420,119
CareTrust ‡	462,393	9,950,697
Easterly Government Properties, Cl A ‡	571,923	6,153,892
EPR Properties ‡	216,141	9,229,221
Global Net Lease ‡	651,023	5,169,123
Highwoods Properties ‡	311,533	5,573,325
LTC Properties ‡	252,965	7,996,224
National Health Investors ‡	162,162	8,114,586
National Storage Affiliates Trust ‡	223,573	6,376,302
Office Properties Income Trust ‡	182,541	819,609
Omega Healthcare Investors ‡	334,912	11,085,587
Physicians Realty Trust ‡	615,005	6,678,954

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Spirit Realty Capital ‡	204,304	$7,352,901
		91,920,540
TOTAL UNITED STATES		134,555,699
TOTAL COMMON STOCK (Cost $290,244,144)		217,417,038
TOTAL INVESTMENTS — 99.9% (Cost $290,244,144)		$217,417,038

Percentages are based on Net Assets of $217,653,112.

‡	Real Estate Investment Trust

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Renewable Energy Producers ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 94.6%
AUSTRIA — 8.4%
Utilities — 8.4%
Verbund	42,398	$3,674,819

BRAZIL — 14.2%
Utilities — 14.2%
AES Brasil Energia *	228,796	456,866
Centrais Eletricas Brasileiras	436,955	3,018,741
Engie Brasil Energia	304,884	2,375,955
Omega Energia *	229,062	345,206

TOTAL BRAZIL		6,196,768
CANADA — 5.7%
Utilities — 5.7%
Boralex, Cl A	38,424	714,370
Innergex Renewable Energy	76,042	467,782
Northland Power	94,659	1,328,942

TOTAL CANADA		2,511,094
CHINA — 4.1%
Utilities — 4.1%
China Datang Renewable Power, Cl H	941,000	212,863
China Longyuan Power Group, Cl H	1,257,100	1,065,176
Xinyi Energy Holdings (A)	3,046,300	533,373

TOTAL CHINA		1,811,412

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 4.3%
Utilities — 4.3%
Orsted	39,368	$1,894,432

FRANCE — 3.5%
Utilities — 3.5%
Neoen	57,306	1,507,048

GERMANY — 3.6%
Energy — 1.8%
VERBIO Vereinigte BioEnergie (A)	23,927	806,023

Utilities — 1.8%
Encavis *	60,157	782,428

TOTAL GERMANY		1,588,451
GREECE — 1.5%
Utilities — 1.5%
Terna Energy	44,059	660,836

INDIA — 1.3%
Utilities — 1.3%
ReNew Energy Global, Cl A * (A)	106,317	574,112

ISRAEL — 2.5%
Utilities — 2.5%
Energix-Renewable Energies	205,206	498,261
Enlight Renewable Energy * (A)	44,501	598,513

TOTAL ISRAEL		1,096,774
ITALY — 3.2%
Utilities — 3.2%
ERG	56,627	1,388,635

JAPAN — 1.4%
Utilities — 1.4%
RENOVA *	29,844	212,630

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
West Holdings	17,061	$372,887

TOTAL JAPAN		585,517
NEW ZEALAND — 13.4%
Utilities — 13.4%
Contact Energy	294,605	1,334,869
Mercury NZ	521,124	1,788,356
Meridian Energy (A)	971,927	2,730,497

TOTAL NEW ZEALAND		5,853,722
PORTUGAL — 0.8%
Utilities — 0.8%
Greenvolt-Energias Renovaveis * (A)	52,426	349,666

RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC (B)	271,804,543	—

SOUTH AFRICA — 0.7%
Utilities — 0.7%
Scatec *	60,072	302,734

SPAIN — 10.1%
Utilities — 10.1%
Atlantica Sustainable Infrastructure	43,681	791,063
EDP Renovaveis	182,100	2,923,778
Solaria Energia y Medio Ambiente *	47,070	704,008

TOTAL SPAIN		4,418,849
THAILAND — 4.2%
Utilities — 4.2%
Energy Absolute NVDR	1,402,265	1,638,593
Gunkul Engineering NVDR	3,269,540	207,402

TOTAL THAILAND		1,845,995

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 0.4%
Utilities — 0.4%
Aydem Yenilenebilir Enerji *	268,923	$187,724
Galata Wind Enerji	1	1

TOTAL TURKEY		187,725
UNITED KINGDOM — 1.7%
Utilities — 1.7%
Drax Group	146,381	750,644

UNITED STATES — 9.6%
Energy — 0.2%
Enviva	24,178	87,524

Industrials — 1.8%
Sunrun *	80,589	777,684

Utilities — 7.6%
Clearway Energy, Cl C	31,009	673,205
NextEra Energy Partners	33,461	905,789
Ormat Technologies	22,370	1,376,650
Sunnova Energy International * (A)	43,119	393,677
		3,349,321
TOTAL UNITED STATES		4,214,529
TOTAL COMMON STOCK (Cost $80,366,891)		41,413,762

MASTER LIMITED PARTNERSHIP — 5.2%
CANADA— 5.2%
Utilities — 5.2%
Brookfield Renewable Partners, Cl A	108,861	2,267,006
TOTAL MASTER LIMITED PARTNERSHIP (Cost $2,586,104)		2,267,006
TOTAL MASTER LIMITED PARTNERSHIP

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 2.9%
Bank of America 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $301,753 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $5,021 - $131,096, 2.000% - 6.500%, 04/01/48 - 10/01/53, with a total market value of $307,742)	$301,708	$301,708
Citigroup Global Markets 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $301,753 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $42 - $55,260, 2.000% - 7.715%, 12/01/27 - 06/20/73, with a total market value of $307,742)	301,708	301,708
Daiwa Capital Markets 5.320%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $301,753 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $19 - $23,834, 0.125% - 7.000%, 01/15/24 - 11/01/53, with a total market value of $307,742)	301,708	301,708
HSBC Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $295,718 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,957 - $294,883, 2.500% - 7.000%, 06/20/33 - 10/20/53, with a total market value of $301,587)	295,674	295,674

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
RBC Dominion Securities 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $83,081 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3 - $21,773, 0.000% - 6.500%, 11/07/23 - 08/20/53, with a total market value of $84,730)	$83,069	$83,069
TOTAL REPURCHASE AGREEMENTS (Cost $1,283,867)		1,283,867
TOTAL INVESTMENTS — 102.7% (Cost $84,236,862)		$44,964,635

Percentages are based on Net Assets of $43,796,687.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of securities on loan at October 31, 2023 was $2,047,817.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $1,283,867. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $825,049.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Renewable Energy Producers ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$41,413,762	$—	$—	^	$41,413,762
Master Limited Partnership	2,267,006	—	—		2,267,006
Repurchase Agreements	—	1,283,867	—		1,283,867
Total Investments in Securities	$43,680,768	$1,283,867	$—		$44,964,635

^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	5,187	$894,395

UNITED STATES — 99.7%
Communication Services — 8.8%
Alphabet, Cl A *	114,967	14,265,105
Alphabet, Cl C *	97,586	12,227,526
AT&T	137,226	2,113,280
Charter Communications, Cl A *	2,055	827,754
Comcast, Cl A	80,883	3,339,659
Electronic Arts	5,445	674,036
Fox, Cl A	4,958	150,674
Fox, Cl B	3,164	88,307
Interpublic Group	8,218	233,391
Match Group *	5,131	177,533
Meta Platforms, Cl A *	43,086	12,980,519
Netflix *	8,570	3,528,183
News, Cl A	8,115	167,818
News, Cl B	2,559	54,865
Omnicom Group	4,020	301,138

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Paramount Global, Cl B	11,285	$122,781
Take-Two Interactive Software *	3,225	431,344
T-Mobile US *	9,688	1,393,716
Verizon Communications	80,974	2,844,617
Walt Disney *	35,249	2,875,966
Warner Bros Discovery *	42,790	425,333
		59,223,545
Consumer Discretionary — 9.9%
Aptiv *	7,631	665,423
AutoZone *	526	1,302,970
Bath & Body Works	5,107	151,423
Best Buy	5,437	363,300
Booking Holdings *	1,026	2,862,089
BorgWarner	6,615	244,093
CarMax *	4,389	268,124
Carnival *	28,142	322,507
Chipotle Mexican Grill, Cl A *	814	1,580,951
Darden Restaurants	3,432	499,459
Domino’s Pizza	1,013	343,397
DR Horton	8,778	916,423
eBay	15,034	589,784
Etsy *	2,671	166,403
Expedia Group *	3,990	380,207
Ford Motor	110,950	1,081,763
Garmin	4,266	437,393
General Motors	39,254	1,106,963
Genuine Parts	3,949	508,868
Hasbro	3,691	166,649
Hilton Worldwide Holdings	7,488	1,134,657
Home Depot	28,680	8,164,909
Lennar, Cl A	7,109	758,388
LKQ	7,101	311,876
Lowe’s	16,881	3,217,012
Marriott International, Cl A	7,259	1,368,757
McDonald’s	20,684	5,422,724
Mohawk Industries *	1,109	89,141
NIKE, Cl B	34,840	3,580,507
Norwegian Cruise Line Holdings *	11,968	162,765

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
NVR *	94	$508,786
O’Reilly Automotive *	1,692	1,574,304
Pool	944	298,087
PulteGroup	5,689	418,654
Ralph Lauren, Cl A	1,214	136,611
Ross Stores	9,613	1,114,820
Starbucks	32,396	2,988,207
Tapestry	5,925	163,293
Tesla *	79,388	15,944,286
TJX	32,571	2,868,528
Tractor Supply	3,051	587,501
Ulta Beauty *	1,402	534,597
VF	9,321	137,298
Whirlpool	1,334	139,483
Yum! Brands	7,896	954,311
		66,537,691
Consumer Staples — 6.5%
Archer-Daniels-Midland	15,972	1,143,116
Brown-Forman, Cl B	4,726	265,412
Bunge	4,379	464,086
Campbell Soup	5,145	207,909
Clorox	3,381	397,944
Coca-Cola	121,068	6,839,131
Colgate-Palmolive	25,257	1,897,306
Conagra Brands	13,652	373,519
Constellation Brands, Cl A	4,875	1,141,481
Costco Wholesale	13,812	7,630,301
Dollar General	6,418	763,999
Dollar Tree *	6,106	678,316
Estee Lauder, Cl A	6,978	899,255
General Mills	17,608	1,148,746
Hormel Foods	9,040	294,252
J M Smucker	2,971	338,219
Kellanova	7,284	367,623
Keurig Dr Pepper	30,092	912,690
Kimberly-Clark	10,212	1,221,764
Kraft Heinz	25,074	788,828
Kroger	19,659	891,929

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Lamb Weston Holdings	4,637	$416,403
McCormick	6,903	441,102
Molson Coors Beverage, Cl B	6,006	346,967
Monster Beverage *	21,900	1,119,090
Procter & Gamble	74,035	11,107,471
Sysco	15,152	1,007,456
Tyson Foods, Cl A	7,721	357,868
Walgreens Boots Alliance	19,602	413,210
		43,875,393
Energy — 4.6%
APA	6,185	245,668
Baker Hughes, Cl A	19,468	670,089
Chevron	34,433	5,017,921
ConocoPhillips	23,424	2,782,771
Coterra Energy	16,465	452,787
Devon Energy	12,033	560,377
Diamondback Energy	3,330	533,866
EOG Resources	11,420	1,441,775
EQT	6,002	254,365
Exxon Mobil	76,693	8,117,954
Halliburton	18,213	716,499
Hess	5,472	790,157
Kinder Morgan	37,763	611,761
Marathon Oil	11,545	315,294
Marathon Petroleum	8,173	1,236,166
Occidental Petroleum	13,746	849,640
ONEOK	11,204	730,501
Phillips 66	9,207	1,050,242
Pioneer Natural Resources	4,398	1,051,122
Schlumberger	27,850	1,550,131
Targa Resources	3,851	321,982
Valero Energy	7,372	936,244
Williams	23,550	810,120
		31,047,432
Financials — 12.8%
Aflac	10,855	847,884
Allstate	5,116	655,513

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American Express	11,293	$1,649,117
American International Group	13,901	852,270
Ameriprise Financial	2,054	646,127
Aon, Cl A	3,905	1,208,207
Arch Capital Group *	6,677	578,762
Arthur J Gallagher	3,975	936,073
Assurant	1,254	186,721
Bank of America	134,253	3,536,224
Bank of New York Mellon	15,059	640,008
Berkshire Hathaway, Cl B *	35,253	12,032,907
BlackRock, Cl A	2,836	1,736,426
Brown & Brown	3,975	275,945
Capital One Financial	7,136	722,805
Cboe Global Markets	2,441	400,056
Charles Schwab	29,260	1,522,690
Chubb	7,866	1,688,201
Cincinnati Financial	3,036	302,598
Citigroup	37,607	1,485,100
Citizens Financial Group	8,463	198,288
CME Group, Cl A	6,902	1,473,301
Comerica	2,503	98,618
Discover Financial Services	4,912	403,177
Everest Group	802	317,287
FactSet Research Systems	702	303,187
Fidelity National Information Services	12,018	590,204
Fifth Third Bancorp	12,221	289,760
Fiserv *	12,029	1,368,299
FleetCor Technologies *	1,298	292,271
Franklin Resources	6,031	137,447
Global Payments	4,767	506,351
Globe Life	1,963	228,415
Goldman Sachs Group	6,341	1,925,191
Hartford Financial Services Group	6,601	484,843
Huntington Bancshares	28,153	271,676
Intercontinental Exchange	10,870	1,167,873
Invesco	6,661	86,393
Jack Henry & Associates	1,373	193,579
JPMorgan Chase	56,602	7,871,074
KeyCorp	18,249	186,505

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews	3,807	$243,686
M&T Bank	3,371	380,080
MarketAxess Holdings	733	156,679
Marsh & McLennan	9,731	1,845,484
Mastercard, Cl A	16,064	6,045,686
MetLife	12,284	737,163
Moody’s	3,034	934,472
Morgan Stanley	24,900	1,763,418
MSCI, Cl A	1,537	724,772
Nasdaq	7,327	363,419
Northern Trust	3,976	262,058
PayPal Holdings *	21,070	1,091,426
PNC Financial Services Group	7,771	889,546
Principal Financial Group	4,647	314,509
Progressive	11,422	1,805,704
Prudential Financial	7,380	674,827
Raymond James Financial	3,967	378,610
Regions Financial	20,143	292,678
S&P Global	6,277	2,192,619
State Street	6,524	421,646
Synchrony Financial	8,647	242,548
T Rowe Price Group	4,300	389,150
Travelers	4,254	712,290
Truist Financial	25,875	733,815
US Bancorp	28,668	913,936
Visa, Cl A	31,058	7,301,736
W R Berkley	3,894	262,533
Wells Fargo	72,913	2,899,750
Willis Towers Watson	1,985	468,242
Zions Bancorp	2,893	89,249
		85,829,104
Health Care — 13.2%
Align Technology *	4,401	812,381
Baxter International	31,258	1,013,697
Boston Scientific *	90,665	4,641,141
Cardinal Health	16,107	1,465,737
Cencora	10,455	1,935,743
Cigna Group	18,564	5,739,989

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CVS Health	80,340	$5,544,263
DaVita *	3,732	288,222
DENTSPLY SIRONA	14,216	432,309
Dexcom *	23,827	2,116,552
Edwards Lifesciences *	37,288	2,375,991
Elevance Health	14,781	6,652,780
GE HealthCare Technologies	24,027	1,599,477
Gilead Sciences	78,151	6,137,980
Henry Schein *	7,997	519,645
Hologic *	15,412	1,019,812
Humana	7,770	4,069,071
IDEXX Laboratories *	5,194	2,074,847
Incyte *	11,203	604,178
Insulet *	4,254	563,953
Intuitive Surgical *	21,829	5,724,000
IQVIA Holdings *	11,434	2,067,610
Laboratory Corp of America Holdings	5,582	1,114,893
McKesson	8,465	3,854,622
Medtronic	82,683	5,834,112
Mettler-Toledo International *	1,383	1,362,532
Molina Healthcare *	3,496	1,163,993
Quest Diagnostics	6,845	890,535
ResMed	9,066	1,280,301
STERIS PLC	6,210	1,303,976
Stryker	21,200	5,728,664
Teleflex	2,770	511,758
Waters *	3,752	894,965
West Pharmaceutical Services	4,557	1,450,448
Zimmer Biomet Holdings	12,872	1,343,966
Zoetis, Cl A	28,870	4,532,590
		88,666,733
Industrials — 8.3%
3M	14,290	1,299,675
A O Smith	3,387	236,277
Alaska Air Group *	3,725	117,822
Allegion	2,362	232,326
American Airlines Group *	16,622	185,335
AMETEK	6,144	864,891

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Automatic Data Processing	10,934	$2,386,017
Axon Enterprise *	1,808	369,718
Broadridge Financial Solutions	3,076	524,889
Carrier Global	22,844	1,088,745
Caterpillar	13,485	3,048,284
Ceridian HCM Holding *	4,044	258,856
CH Robinson Worldwide	3,368	275,603
Cintas	2,249	1,140,513
Copart *	22,662	986,250
CSX	53,847	1,607,333
Cummins	3,788	819,344
Deere	7,120	2,601,363
Delta Air Lines	16,714	522,313
Dover	3,778	490,951
Eaton	10,537	2,190,748
Emerson Electric	15,610	1,388,822
Equifax	3,163	536,350
Expeditors International of Washington	4,261	465,514
Fastenal	14,925	870,725
FedEx	6,158	1,478,536
Fortive	9,280	605,798
Generac Holdings *	1,565	131,570
Howmet Aerospace	9,916	437,296
IDEX	1,966	376,312
Illinois Tool Works	7,202	1,614,112
Ingersoll Rand	10,488	636,412
JB Hunt Transport Services	2,261	388,598
Johnson Controls International	18,537	908,684
Masco	5,439	283,318
Nordson	1,280	272,115
Norfolk Southern	6,033	1,151,036
Old Dominion Freight Line	2,481	934,493
Otis Worldwide	10,572	816,264
PACCAR	13,566	1,119,602
Parker-Hannifin	3,500	1,291,185
Paychex	8,449	938,261
Paycom Software	1,290	316,011
Pentair	4,158	241,663
Quanta Services	3,664	612,328

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Republic Services, Cl A	5,408	$803,034
Robert Half	2,790	208,608
Rockwell Automation	2,947	774,501
Rollins	6,498	244,390
Snap-On	1,357	350,025
Southwest Airlines	15,846	352,257
Stanley Black & Decker	4,172	354,829
Trane Technologies	6,261	1,191,531
TransDigm Group *	1,377	1,140,280
Union Pacific	16,162	3,355,393
United Airlines Holdings *	8,318	291,213
United Parcel Service, Cl B	19,242	2,717,933
United Rentals	1,760	715,035
Verisk Analytics, Cl A	3,836	872,153
Waste Management	9,582	1,574,610
Westinghouse Air Brake Technologies	4,948	524,587
WW Grainger	1,169	853,171
Xylem	6,450	603,333
		55,989,141
Information Technology — 28.3%
Accenture, Cl A	12,104	3,595,977
Adobe *	8,990	4,783,219
Advanced Micro Devices *	31,495	3,102,257
Akamai Technologies *	3,293	340,266
Amphenol, Cl A	11,672	940,180
Analog Devices	9,704	1,526,730
ANSYS *	1,639	456,068
Apple	284,536	48,590,213
Applied Materials	16,338	2,162,334
Arista Networks *	4,704	942,540
Autodesk *	4,213	832,615
Broadcom	7,991	6,723,388
Cadence Design Systems *	5,352	1,283,677
CDW	2,642	529,457
Cisco Systems	79,182	4,127,758
Cognizant Technology Solutions, Cl A	10,144	653,984
Enphase Energy *	2,586	205,794
EPAM Systems *	1,010	219,746

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
F5 *	1,340	$203,131
Fair Isaac *	449	379,796
First Solar *	1,927	274,501
Fortinet *	13,104	749,156
Gartner *	1,541	511,674
Gen Digital	11,038	183,893
Hewlett Packard Enterprise	27,370	420,951
HP	18,158	478,100
Intel	79,262	2,893,063
International Business Machines	17,461	2,525,559
Intuit	5,372	2,658,871
Juniper Networks	7,317	196,974
Keysight Technologies *	3,649	445,360
KLA	2,725	1,279,932
Lam Research	2,608	1,534,078
Microchip Technology	10,618	756,957
Micron Technology	21,866	1,462,179
Microsoft	143,851	48,637,462
Monolithic Power Systems	938	414,352
Motorola Solutions	3,135	872,972
NetApp	4,203	305,894
NVIDIA	47,825	19,503,035
ON Semiconductor *	7,931	496,798
Oracle	30,481	3,151,735
Palo Alto Networks *	5,691	1,383,027
PTC *	2,131	299,235
Qorvo *	2,125	185,768
QUALCOMM	21,404	2,332,822
Roper Technologies	2,017	985,446
Salesforce *	18,783	3,772,190
Seagate Technology Holdings	3,971	271,021
ServiceNow *	3,898	2,268,051
Skyworks Solutions	3,057	265,164
SolarEdge Technologies *	980	74,431
Synopsys *	2,891	1,357,151
TE Connectivity	6,422	756,833
Teledyne Technologies *	987	369,720
Teradyne	3,146	261,967
Texas Instruments	17,385	2,468,844

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	4,923	$232,021
Tyler Technologies *	901	335,983
VeriSign *	1,737	346,809
Western Digital *	6,410	257,362
Zebra Technologies, Cl A *	1,096	229,535
		189,806,006
Materials — 2.5%
Air Products & Chemicals	4,220	1,191,897
Albemarle	2,428	307,822
Amcor	31,487	279,919
Avery Dennison	1,643	285,997
Ball	6,350	305,752
CF Industries Holdings	3,445	274,842
Corteva	14,048	676,271
Dow	14,300	691,262
DuPont de Nemours	8,864	646,008
Ecolab	4,932	827,294
FMC	2,802	149,066
Freeport-McMoRan	28,359	957,967
International Flavors & Fragrances	5,175	353,711
International Paper	7,364	248,388
Linde	9,485	3,624,788
LyondellBasell Industries, Cl A	5,236	472,497
Martin Marietta Materials	1,219	498,498
Mosaic	7,260	235,805
Newmont	15,534	582,059
Nucor	4,964	733,629
Packaging Corp of America	1,806	276,408
PPG Industries	4,692	576,037
Sealed Air	3,024	93,109
Sherwin-Williams	4,679	1,114,585
Steel Dynamics	3,196	340,406
Vulcan Materials	2,751	540,544
Westrock	5,400	194,022
		16,478,583
Real Estate — 2.3%
Alexandria Real Estate Equities ‡	2,955	275,199

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
American Tower ‡	9,530	$1,698,151
AvalonBay Communities ‡	2,867	475,177
Boston Properties ‡	3,067	164,299
Camden Property Trust ‡	1,994	169,251
CBRE Group, Cl A *	6,705	464,925
CoStar Group *	7,794	572,158
Crown Castle ‡	8,878	825,476
Digital Realty Trust ‡	5,731	712,707
Equinix ‡	1,852	1,351,293
Equity Residential ‡	6,765	374,307
Essex Property Trust ‡	1,408	301,199
Extra Space Storage ‡	4,339	449,477
Federal Realty Investment Trust ‡	1,430	130,402
Host Hotels & Resorts ‡	15,327	237,262
Invitation Homes ‡	11,073	328,757
Iron Mountain ‡	5,739	339,003
Kimco Realty ‡	12,137	217,738
Mid-America Apartment Communities ‡	2,383	281,551
ProLogis ‡	19,014	1,915,660
Public Storage ‡	3,134	748,117
Realty Income ‡	14,031	664,789
Regency Centers ‡	3,215	193,736
SBA Communications, Cl A ‡	2,304	480,684
Simon Property Group ‡	6,619	727,362
UDR ‡	5,964	189,715
Welltower ‡	10,351	865,447
Weyerhaeuser ‡	15,798	453,245
		15,607,087
Utilities — 2.5%
AES	13,822	205,948
Alliant Energy	5,081	247,902
Ameren	5,206	394,146
American Electric Power	9,685	731,605
American Water Works	3,600	423,540
Atmos Energy	2,476	266,566
CenterPoint Energy	11,301	303,771
CMS Energy	5,827	316,639
Consolidated Edison	6,728	590,651

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Constellation Energy	6,341	$716,026
Dominion Energy	15,733	634,355
DTE Energy	3,916	377,424
Duke Energy	15,061	1,338,772
Edison International	7,392	466,140
Entergy	3,983	380,735
Evergy	4,796	235,675
Eversource Energy	6,744	362,760
Exelon	18,904	736,122
FirstEnergy	10,762	383,127
NextEra Energy	38,411	2,239,361
NiSource	7,351	184,951
NRG Energy	5,319	225,419
PG&E *	37,531	611,755
Pinnacle West Capital	2,428	180,109
PPL	15,029	369,263
Public Service Enterprise Group	9,613	592,641
Sempra	12,480	873,974
Southern	20,670	1,391,091
WEC Energy Group	6,179	502,909
Xcel Energy	10,876	644,621
		16,927,998
TOTAL UNITED STATES		669,988,713
TOTAL COMMON STOCK (Cost $599,700,496)		670,883,108
TOTAL INVESTMENTS — 99.9% (Cost $599,700,496)		$670,883,108

Percentages are based on Net Assets of $671,797,193.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® EAFE ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 97.7%
AUSTRALIA — 7.5%
Energy — 2.1%
Woodside Energy Group	9,455	$205,096

Materials — 3.7%
BHP Group	7,331	206,553
South32	79,652	167,433
		373,986
Real Estate — 1.7%
Vicinity ‡	160,125	172,352

TOTAL AUSTRALIA		751,434
AUSTRIA — 2.0%
Energy — 2.0%
OMV	4,686	204,861

BELGIUM — 1.8%
Financials — 1.8%
Ageas	4,842	185,579

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL — 1.8%
Materials — 1.8%
Yara International	5,541	$181,035

FINLAND — 4.0%
Financials — 2.2%
Nordea Bank Abp	20,783	218,197

Utilities — 1.8%
Fortum	15,185	179,767

TOTAL FINLAND		397,964
FRANCE — 8.3%
Communication Services — 2.0%
Orange	17,645	207,211

Financials — 4.1%
AXA	7,196	212,631
Credit Agricole	16,828	202,384
		415,015
Utilities — 2.2%
Engie	13,783	218,588

TOTAL FRANCE		840,814
GERMANY — 3.1%
Communication Services — 1.2%
Telefonica Deutschland Holding	72,234	122,430

Materials — 1.9%
BASF	4,194	192,994

TOTAL GERMANY		315,424
HONG KONG — 8.3%
Communication Services — 1.7%
HKT Trust & HKT	165,220	171,035

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.2%
Henderson Land Development	62,300	$162,426
New World Development	86,800	159,077
		321,503
Utilities — 3.4%
CK Infrastructure Holdings	36,700	170,025
Power Assets Holdings	36,506	174,491
		344,516
TOTAL HONG KONG		837,054
ISRAEL — 1.2%
Materials — 1.2%
ICL Group	25,643	124,236

ITALY — 8.2%
Financials — 6.4%
Assicurazioni Generali	10,512	208,280
Mediobanca Banca di Credito Finanziario	19,923	237,331
Poste Italiane	20,420	201,595
		647,206
Utilities — 1.8%
Snam	39,255	179,664

TOTAL ITALY		826,870
JAPAN — 14.5%
Communication Services — 2.2%
SoftBank	19,675	221,505

Financials — 2.5%
Japan Post Holdings	28,789	253,587

Industrials — 7.9%
Kawasaki Kisen Kaisha	9,188	312,020
Mitsui OSK Lines	9,484	243,167
Nippon Yusen	9,907	240,536
		795,723

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.9%
Japan Metropolitan Fund Invest ‡	300	$193,140

TOTAL JAPAN		1,463,955
NETHERLANDS — 1.8%
Financials — 1.8%
NN Group	5,654	180,843

NEW ZEALAND — 1.9%
Communication Services — 1.9%
Spark New Zealand	65,420	189,116

NORWAY — 4.7%
Communication Services — 2.0%
Telenor	19,795	202,261

Energy — 2.7%
Aker BP	9,437	271,241

TOTAL NORWAY		473,502
PORTUGAL — 1.7%
Utilities — 1.7%
EDP - Energias de Portugal	41,800	175,406

SPAIN — 4.3%
Industrials — 2.4%
ACS Actividades de Construccion y Servicios	6,709	242,314

Utilities — 1.9%
Enagas	11,192	186,855

TOTAL SPAIN		429,169
SWITZERLAND — 4.6%
Financials — 2.1%
Zurich Insurance Group	452	213,869

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.5%
Adecco Group	6,753	$254,077

TOTAL SWITZERLAND		467,946
UNITED KINGDOM — 13.3%
Communication Services — 1.9%
Vodafone Group	208,450	191,477

Consumer Staples — 1.9%
British American Tobacco	6,495	193,408

Financials — 7.6%
Aviva	41,899	202,148
Legal & General Group	73,636	188,893
M&G	86,194	207,301
Phoenix Group Holdings	30,055	165,501
		763,843
Utilities — 1.9%
National Grid	15,698	186,410

TOTAL UNITED KINGDOM		1,335,138
UNITED STATES — 4.7%
Consumer Discretionary — 2.4%
Stellantis	12,957	241,043

Financials — 2.3%
Swiss Re	2,121	231,013

TOTAL UNITED STATES		472,056
TOTAL COMMON STOCK (Cost $10,906,168)		9,852,402

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
PREFERRED STOCK — 1.7%
GERMANY—1.7%
Consumer Discretionary — 1.7%
Bayerische Motoren Werke (A)	2,040	$172,826
TOTAL PREFERRED STOCK (Cost $209,088)		172,826
TOTAL INVESTMENTS — 99.4% (Cost $11,115,256)		$10,025,228

Percentages are based on Net Assets of $10,081,976.

‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X E-commerce ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.6%
Consumer Discretionary — 0.6%
Temple & Webster Group * (A)	96,959	$343,169

BRAZIL — 5.7%
Communication Services — 0.5%
VTEX, Cl A *	60,730	328,549

Consumer Discretionary — 5.2%
MercadoLibre *	2,568	3,186,221

TOTAL BRAZIL		3,514,770
CANADA — 3.2%
Information Technology — 3.2%
Shopify, Cl A *	41,919	1,978,157

CHINA — 26.9%
Communication Services — 4.8%
NetEase ADR	28,100	3,004,452

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 21.6%
Alibaba Group Holding ADR *	30,554	$2,521,927
Baozun ADR *	66,396	200,516
JD.com ADR	74,903	1,904,034
PDD Holdings ADR *	36,454	3,697,165
Trip.com Group ADR *	77,621	2,639,114
Vipshop Holdings ADR *	169,693	2,419,822
		13,382,578
Financials — 0.5%
LexinFintech Holdings ADR	169,026	308,473

TOTAL CHINA		16,695,503
GERMANY — 0.5%
Consumer Discretionary — 0.5%
Jumia Technologies ADR * (A)	122,548	301,468

ISRAEL — 3.7%
Consumer Discretionary — 3.7%
Global-e Online, Cl E *	65,670	2,305,674

JAPAN — 4.7%
Consumer Discretionary — 4.4%
Rakuten Group	748,312	2,751,230

Information Technology — 0.3%
BASE *	117,211	190,392

TOTAL JAPAN		2,941,622
SINGAPORE — 3.1%
Communication Services — 3.1%
Sea ADR *	46,756	1,949,725

UNITED KINGDOM — 0.7%
Consumer Discretionary — 0.7%
ASOS * (A)	94,871	455,187

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 50.8%
Communication Services — 5.3%
Angi, Cl A *	95,998	$154,557
Shutterstock	30,035	1,221,824
TripAdvisor *	132,054	1,949,117
		3,325,498
Consumer Discretionary — 31.6%
Amazon.com *	21,945	2,920,660
Beyond *	54,727	853,741
Booking Holdings *	1,042	2,906,722
eBay	63,913	2,507,307
Etsy *	31,680	1,973,664
Expedia Group *	24,682	2,351,948
Groupon, Cl A * (A)	31,860	407,489
Lands’ End *	25,057	157,358
PetMed Express	24,963	171,995
Qurate Retail, Cl A *	421,247	185,644
Wayfair, Cl A *	40,862	1,741,130
Williams-Sonoma	22,701	3,410,598
		19,588,256
Financials — 0.7%
eHealth *	27,514	236,070
LendingTree *	13,197	174,596
		410,666
Industrials — 3.3%
ACV Auctions, Cl A *	155,877	2,077,840

Information Technology — 6.0%
BigCommerce Holdings *	75,123	667,843
GoDaddy, Cl A *	38,186	2,796,361
LivePerson *	89,676	236,745
		3,700,949

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.9%
CoStar Group *	33,241	$2,440,222

TOTAL UNITED STATES		31,543,431
TOTAL COMMON STOCK (Cost $104,618,527)		62,028,706
	Face Amount
REPURCHASE AGREEMENTS(B) — 0.9%
Bank of America 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $50,148 (collateralized by various U.S. Government Obligations, ranging in par value $834 - $21,787, 2.00% - 6.500%, 04/01/2048 – 10/01/2053; with total market value $51,144)	$50,141	50,141
Citigroup Global Markets 5.310%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations, ranging in par value $35 - $45,606, 2.00% - 7.715%, 12/01/2027 – 6/20/2073; with total market value $253,980)	249,000	249,000
Daiwa Capital Markets 5.320%, dated 10/31/2023, to be repurchased on 11/01/2023, repurchase price $249,037 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $15 - $19,670, 0.125% - 7.000%, 01/15/2024 – 11/01/2053; with total market value $253,980)	249,000	249,000

TOTAL REPURCHASE AGREEMENTS (Cost $548,141)		548,141
TOTAL INVESTMENTS — 100.8% (Cost $105,166,668)		$62,576,847

Percentages are based on Net Assets of $62,068,545.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X E-commerce ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2023. The total market value of securities on loan at October 31, 2023 was $802,249.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2023 was $548,141. The total value of non-cash collateral held from securities on loan as of October 31, 2023 was $272,385.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$62,028,706	$—	$—	$62,028,706
Repurchase Agreements	—	548,141	—	548,141
Total Investments in Securities	$62,028,706	$548,141	$—	$62,576,847

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 66.5%
BAHAMAS — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings *	32,104	$336,450

BERMUDA — 0.1%
Energy — 0.0%
Teekay *	49,003	344,491

Financials — 0.1%
Bank of NT Butterfield & Son	21,713	548,470
Fidelis Insurance Holdings *	6,651	94,045
SiriusPoint *	52,035	512,545
		1,155,060
Industrials — 0.0%
Himalaya Shipping *	15,759	71,546

TOTAL BERMUDA		1,571,097
BRAZIL — 0.1%
Financials — 0.1%
Pagseguro Digital, Cl A *	89,399	631,157

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
StoneCo, Cl A *	129,422	$1,283,219

TOTAL BRAZIL		1,914,376
CAMEROON — 0.1%
Energy — 0.1%
Golar LNG	44,227	992,012

CANADA — 0.2%
Consumer Staples — 0.0%
SunOpta *	40,348	154,936

Energy — 0.0%
Encore Energy *	1	3
Teekay Tankers, Cl A	10,308	512,308
		512,311
Financials — 0.0%
Kingsway Financial Services *	7,322	56,526

Health Care — 0.1%
Aurinia Pharmaceuticals *	60,419	443,476
Fennec Pharmaceuticals *	10,398	71,538
		515,014
Industrials — 0.0%
Brookfield Business, Cl A	11,675	166,019
Li-Cycle Holdings *	1	1
		166,020
Materials — 0.0%
i-80 Gold *	1	1
NioCorp Developments *	5,380	24,102
Novagold Resources *	98,097	345,302
PolyMet Mining *	1	2
		369,407

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
Brookfield Infrastructure, Cl A	54,907	$1,414,413

TOTAL CANADA		3,188,627
CAYMAN ISLANDS — 0.1%
Consumer Discretionary — 0.0%
Livewire Group *	6,872	73,668

Financials — 0.1%
Patria Investments, Cl A	25,362	326,916

Utilities — 0.0%
Consolidated Water	7,585	223,909

TOTAL CAYMAN ISLANDS		624,493
CHINA — 0.1%
Industrials — 0.1%
Textainer Group Holdings	20,012	982,989

Information Technology — 0.0%
Bit Digital *	1	2
indie Semiconductor, Cl A *	62,955	307,850
		307,852
TOTAL CHINA		1,290,841
GERMANY — 0.1%
Materials — 0.1%
Orion	26,461	537,158

GHANA — 0.1%
Energy — 0.1%
Kosmos Energy *	201,470	1,458,643

GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global *	4,326	47,759

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 0.0%
Industrials — 0.0%
Safe Bulkers	1	$3

GUERNSEY — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC *	65,642	251,409

IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping	18,427	244,895

Health Care — 0.1%
Prothena *	19,349	705,465

Industrials — 0.0%
Cimpress *	8,069	481,477

TOTAL IRELAND		1,431,837
ISRAEL — 0.0%
Health Care — 0.0%
Nano-X Imaging, Cl X *	22,381	113,024

Information Technology — 0.0%
Sapiens International	14,240	363,120

TOTAL ISRAEL		476,144
MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	3,671	47,576

MEXICO — 0.1%
Energy — 0.1%
Borr Drilling *	112,613	690,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers	23,640	$1,327,386

Industrials — 0.0%
Costamare	21,890	197,667

TOTAL MONACO		1,525,053
NORWAY — 0.2%
Energy — 0.2%
FLEX LNG	12,741	389,110
Seadrill *	22,782	900,345
SFL	49,682	539,546
		1,829,001
Industrials — 0.0%
Golden Ocean Group	50,760	368,010

TOTAL NORWAY		2,197,011
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	12,522	282,747

PUERTO RICO — 0.2%
Communication Services — 0.0%
Liberty Latin America, Cl A *	16,493	112,647
Liberty Latin America, Cl C *	63,564	435,414
		548,061
Financials — 0.2%
EVERTEC	30,023	954,131
First BanCorp	83,523	1,115,032
OFG Bancorp	20,787	615,711
		2,684,874
TOTAL PUERTO RICO		3,232,935

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.1%
Communication Services — 0.0%
Grindr *	21,848	$129,996

Information Technology — 0.1%
Kulicke & Soffa Industries	25,569	1,063,926

TOTAL SINGAPORE		1,193,922
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining	8,946	99,032

THAILAND — 0.2%
Information Technology — 0.2%
Fabrinet *	16,735	2,593,925

UNITED KINGDOM — 0.0%
Health Care — 0.0%
Zura Bio, Cl A *	5,170	24,299

Industrials — 0.0%
Luxfer Holdings	12,150	100,480

TOTAL UNITED KINGDOM		124,779
UNITED STATES — 64.6%
Communication Services — 1.4%
Advantage Solutions *	1	2
AMC Networks, Cl A *	13,913	164,173
Anterix *	8,236	251,116
AST SpaceMobile, Cl A *	29,850	98,803
Atlanta Braves Holdings, Cl A *	4,604	174,538
Atlanta Braves Holdings, Cl C *	21,402	744,362
ATN International	4,949	153,172
Bandwidth, Cl A *	10,561	112,052
Boston Omaha, Cl A *	10,381	147,722
Bumble, Cl A *	45,130	606,547
Cardlytics *	18,771	232,573
Cargurus, Cl A *	49,170	847,199

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Cars.com *	29,699	$452,316
Charge Enterprises *	1	—
Cinemark Holdings *	47,697	786,524
Clear Channel Outdoor Holdings, Cl A *	1	1
Cogent Communications Holdings	19,972	1,297,781
Consolidated Communications Holdings *	1	4
Daily Journal *	1,117	324,924
DHI Group *	1	3
EchoStar, Cl A *	15,893	220,277
Emerald Holding *	12,101	60,263
Entravision Communications, Cl A	24,808	88,813
Eventbrite, Cl A *	31,494	260,770
EverQuote, Cl A *	8,145	69,966
EW Scripps, Cl A *	24,766	135,470
fuboTV *	1	2
Gannett *	1	2
Globalstar *	1	1
Gogo *	30,432	319,536
Gray Television	36,295	236,643
IDT, Cl B *	6,963	195,312
iHeartMedia, Cl A *	1	2
IMAX *	21,399	389,676
Integral Ad Science Holding *	30,568	350,921
John Wiley & Sons, Cl A	18,747	567,472
Lions Gate Entertainment, Cl A *	23,892	187,791
Lions Gate Entertainment, Cl B *	48,530	362,034
Loop Media *	1	—
Lumen Technologies *	1	1
Madison Square Garden Entertainment, Cl A *	19,661	599,267
Magnite *	58,167	386,229
Marcus	10,412	161,802
MediaAlpha, Cl A *	10,547	108,423
Nextdoor Holdings *	1	2
Ooma *	10,025	109,373
Outbrain *	11,814	50,446
Playstudios *	1	3
PubMatic, Cl A *	20,006	225,468
QuinStreet *	22,452	253,932
Reservoir Media *	8,401	47,298

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Scholastic	13,744	$507,154
Shenandoah Telecommunications	20,650	488,579
Shutterstock	10,764	437,879
Sinclair	19,040	206,965
Sphere Entertainment *	11,403	375,273
Spok Holdings	9,495	141,570
Stagwell, Cl A *	47,748	196,722
System1 *	1	1
TechTarget *	11,786	296,771
TEGNA	100,910	1,464,204
Telephone and Data Systems	44,217	804,307
Thryv Holdings *	16,815	293,085
Tingo Group *	1	1
Townsquare Media, Cl A	7,102	61,077
TrueCar *	1	2
Urban One *	4,963	26,354
Urban One, Cl A *	3,388	18,397
Vimeo *	59,315	182,690
Vivid Seats, Cl A *	10,306	60,599
WideOpenWest *	22,515	158,506
Yelp, Cl A *	30,071	1,268,695
Ziff Davis *	20,781	1,256,419
ZipRecruiter, Cl A *	35,718	380,397
		20,406,654
Consumer Discretionary — 7.1%
1-800-Flowers.com, Cl A *	10,860	81,559
2U *	1	2
Aaron’s	14,220	105,370
Abercrombie & Fitch, Cl A *	22,970	1,397,035
Academy Sports & Outdoors	35,457	1,589,892
Accel Entertainment, Cl A *	24,148	237,858
Acushnet Holdings	14,665	747,328
Adient *	42,555	1,433,678
Adtalem Global Education *	20,529	1,063,402
Allbirds, Cl A *	1	1
American Axle & Manufacturing Holdings *	51,046	344,560
American Eagle Outfitters	82,169	1,435,492
America’s Car-Mart *	2,545	170,464

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AMMO *	1	$3
Arko	36,905	278,633
Asbury Automotive Group *	10,218	1,955,419
Atmus Filtration Technologies *	7,237	135,766
Bally’s *	16,695	152,258
BARK *	1	1
Beazer Homes USA *	13,176	318,727
Beyond *	24,953	389,267
Big 5 Sporting Goods	9,816	69,301
Big Lots	12,716	57,985
Biglari Holdings, Cl B *	340	50,242
BJ’s Restaurants *	10,189	262,061
Bloomin’ Brands	39,057	911,590
Bluegreen Vacations Holding, Cl A	6,233	208,868
Boot Barn Holdings *	13,256	921,292
Bowlero *	17,514	176,716
Brinker International *	18,873	640,172
Buckle	13,641	460,657
Build-A-Bear Workshop, Cl A	5,927	146,990
Caleres	15,728	402,322
Camping World Holdings, Cl A	17,469	292,606
CarParts.com *	20,261	57,339
Carriage Services, Cl A	6,416	138,586
Carrols Restaurant Group *	21,103	121,342
Carvana, Cl A *	44,061	1,189,647
Cato, Cl A	7,975	56,862
Cavco Industries *	4,430	1,105,329
Century Casinos *	11,233	49,201
Century Communities	12,687	780,251
Cheesecake Factory	21,642	672,417
Chegg *	53,289	401,266
Chico’s FAS *	49,956	373,671
Children’s Place *	5,914	161,866
Chuy’s Holdings *	8,607	289,712
Clarus	11,872	68,739
ContextLogic, Cl A *	8,000	31,360
Cooper-Standard Holdings *	23,623	293,398
Coursera *	57,451	996,200
Cracker Barrel Old Country Store	9,919	658,225

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Cricut, Cl A	35,325	$301,322
Dana	59,278	680,511
Dave & Buster’s Entertainment *	19,298	674,272
Denny’s *	25,181	217,060
Designer Brands, Cl A	25,968	262,536
Destination XL Group *	24,746	102,943
Dillard’s, Cl A	2,131	661,569
Dine Brands Global	6,933	341,728
Dorman Products *	11,480	713,826
Dream Finders Homes, Cl A *	18,714	368,479
Duluth Holdings, Cl B *	5,057	25,437
Duolingo, Cl A *	12,757	1,863,160
El Pollo Loco Holdings *	8,129	67,877
Envela *	6,280	24,618
Escalade	5,929	101,030
Ethan Allen Interiors	9,866	259,081
European Wax Center, Cl A *	17,368	256,525
Everi Holdings *	37,720	406,999
EVgo, Cl A *	1	2
Figs, Cl A *	52,803	290,945
First Watch Restaurant Group *	14,277	238,569
Fisker *	76,949	346,271
Foot Locker	38,182	801,440
Fossil Group *	1	2
Fox Factory Holding *	19,510	1,589,480
Frontdoor *	36,069	1,043,476
Full House Resorts *	13,575	50,906
Funko, Cl A *	13,343	102,875
Genesco *	6,040	165,556
Gentherm *	14,447	581,058
G-III Apparel Group *	18,895	482,767
Global Business Travel Group I *	17,011	83,864
Golden Entertainment	8,886	278,665
Goodyear Tire & Rubber *	122,600	1,458,940
GoPro, Cl A *	1	3
Graham Holdings, Cl B	1,844	1,067,160
Green Brick Partners *	12,936	500,623
Group 1 Automotive	6,960	1,756,217
GrowGeneration *	1	2

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Guess?	16,627	$357,481
Hanesbrands	159,701	669,147
Haverty Furniture	6,949	181,021
Helen of Troy *	11,671	1,147,493
Hibbett	5,909	272,228
Hilton Grand Vacations *	40,711	1,463,560
Holley *	17,001	72,254
Hooker Furnishings	6,083	101,708
Hovnanian Enterprises, Cl A *	2,388	165,918
Inspired Entertainment *	9,225	92,066
Installed Building Products	11,034	1,232,167
International Game Technology	48,420	1,230,836
iRobot *	11,831	389,595
J Jill *	3,083	88,328
Jack in the Box	9,256	584,794
JAKKS Pacific *	4,271	71,625
Johnson Outdoors, Cl A	2,348	111,647
KB Home	33,714	1,490,159
Kontoor Brands	26,015	1,208,397
Krispy Kreme	38,633	499,525
Kura Sushi USA, Cl A *	5,090	290,843
Lands’ End *	5,973	37,510
Landsea Homes *	4,344	32,319
Latham Group *	1	2
Laureate Education, Cl A *	60,053	849,149
La-Z-Boy, Cl Z	18,671	545,940
Lazydays Holdings *	7,630	48,145
LCI Industries	11,394	1,236,135
Legacy Housing *	4,026	74,521
Leslie’s *	80,319	396,776
LGI Homes *	9,127	862,593
Life Time Group Holdings *	18,174	214,817
Light & Wonder *	42,406	3,100,303
Lincoln Educational Services *	13,861	118,512
Lindblad Expeditions Holdings *	12,659	78,739
Lovesac *	6,290	103,533
Luminar Technologies, Cl A *	116,339	368,795
M/I Homes *	12,118	994,524
Malibu Boats, Cl A *	8,938	389,876

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Marine Products	3,258	$31,733
MarineMax *	9,105	249,295
MasterCraft Boat Holdings *	8,121	165,993
MDC Holdings	25,535	969,053
Meritage Homes	16,646	1,897,977
Modine Manufacturing *	26,440	1,044,380
Monarch Casino & Resort	5,884	354,158
Mondee Holdings, Cl A *	22,510	83,062
Monro	14,176	351,848
Movado Group	6,868	191,342
Nathan’s Famous	1,523	99,696
National Vision Holdings *	34,948	543,092
Nerdy *	1	3
Noodles, Cl A *	1	2
ODP *	19,146	860,038
ONE Group Hospitality *	8,858	39,064
OneWater Marine, Cl A *	4,828	109,258
Oxford Industries	6,844	577,634
Papa John’s International	15,639	1,016,848
Patrick Industries	9,683	727,677
Perdoceo Education	28,812	521,209
PetMed Express	8,924	61,486
PlayAGS *	20,388	145,570
Portillo’s, Cl A *	19,761	295,427
Potbelly *	14,278	125,646
Purple Innovation, Cl A	1	1
Qurate Retail, Cl B *	3,460	27,818
RCI Hospitality Holdings	3,926	214,006
Red Robin Gourmet Burgers *	8,665	70,100
Red Rock Resorts, Cl A	22,732	899,051
Rent the Runway, Cl A *	1	1
Revolve Group, Cl A *	18,401	253,014
Rocky Brands	3,095	38,007
Rover Group, Cl A *	38,428	247,861
Rush Street Interactive *	1	4
Sabre *	134,946	472,311
Sally Beauty Holdings *	46,061	391,518
Savers Value Village *	11,446	171,347
SeaWorld Entertainment *	20,666	890,291

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shake Shack, Cl A *	17,606	$986,640
Shoe Carnival	7,699	176,153
Signet Jewelers	21,575	1,506,582
Six Flags Entertainment *	32,555	647,844
Skyline Champion *	24,606	1,442,650
Sleep Number *	9,394	152,840
Smith & Wesson Brands	20,208	297,664
Snap One Holdings *	7,602	56,939
Solid Power *	1	1
Solo Brands, Cl A *	6,993	26,923
Sonic Automotive, Cl A	9,075	434,239
Sonos *	55,585	599,206
Sportsman’s Warehouse Holdings *	17,919	91,208
Standard Motor Products	8,885	310,353
Steven Madden	33,883	1,111,024
Stitch Fix, Cl A *	1	3
Stoneridge *	11,478	186,747
Strategic Education	10,155	835,858
Stride *	18,445	1,014,106
Sturm Ruger	8,839	489,239
Sweetgreen, Cl A *	48,505	501,057
Target Hospitality *	15,056	206,719
Taylor Morrison Home, Cl A *	50,113	1,920,330
ThredUp, Cl A *	1	3
Tile Shop Holdings *	7,981	43,816
Tilly’s, Cl A *	9,231	74,771
Topgolf Callaway Brands *	66,266	809,771
Torrid Holdings *	1	2
Traeger *	1	3
Tri Pointe Homes *	45,804	1,147,848
Udemy *	45,570	406,940
United Homes Group *	4,691	31,430
Universal Technical Institute *	13,347	116,519
Upbound Group, Cl A	26,432	688,818
Urban Outfitters *	28,997	1,003,876
Vera Bradley *	15,044	110,122
Vista Outdoor *	27,374	687,635
Visteon *	12,880	1,482,874
Vizio Holding, Cl A *	28,081	142,932

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
VOXX International, Cl A *	8,087	$74,158
Warby Parker, Cl A *	37,732	489,761
Weyco Group	2,368	68,483
Winmark	1,459	588,444
Winnebago Industries	13,733	795,827
Wolverine World Wide	34,427	277,137
Workhorse Group *	1	—
WW International *	21,890	171,180
XPEL *	10,703	495,549
Xponential Fitness, Cl A *	9,106	129,943
Zumiez *	8,005	131,522
		100,324,213
Consumer Staples — 2.5%
Alico	3,353	81,947
Andersons	14,357	719,716
B&G Foods	32,279	260,492
Beauty Health *	45,023	182,343
BellRing Brands *	62,486	2,732,513
Benson Hill *	1	—
Beyond Meat *	26,529	158,378
BRC, Cl A *	1	3
Calavo Growers	7,487	189,721
Cal-Maine Foods	17,056	772,807
Central Garden & Pet *	4,269	186,257
Central Garden & Pet, Cl A *	17,619	699,298
Chefs’ Warehouse *	15,470	294,394
Coca-Cola Consolidated	2,372	1,509,565
Dole	33,071	377,671
Duckhorn Portfolio *	18,445	192,381
Edgewell Personal Care	22,938	800,536
elf Beauty *	23,854	2,209,596
Energizer Holdings	31,356	990,223
Fresh Del Monte Produce	16,691	417,275
Hain Celestial Group *	38,883	429,657
Herbalife *	46,417	661,442
HF Foods Group *	15,391	62,180
Hostess Brands, Cl A *	60,628	2,024,975
Ingles Markets, Cl A	6,259	502,097

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Inter Parfums	9,038	$1,148,820
Ispire Technology *	4,245	33,663
J & J Snack Foods	6,605	1,034,409
John B Sanfilippo & Son	3,901	398,916
Lancaster Colony	8,648	1,462,982
Limoneira	9,111	130,196
Medifast	4,948	342,204
MGP Ingredients	7,187	680,321
Mission Produce *	19,777	186,102
National Beverage *	10,398	482,259
Natural Grocers by Vitamin Cottage	4,396	55,258
Nature’s Sunshine Products *	5,057	90,520
Nu Skin Enterprises, Cl A	21,942	416,679
Oil-Dri Corp of America	2,562	146,751
PriceSmart	11,268	704,137
Primo Water	68,643	896,478
Seneca Foods, Cl A *	2,565	140,177
Simply Good Foods *	41,800	1,558,722
Sovos Brands *	23,340	506,711
SpartanNash	15,328	344,727
Sprouts Farmers Market *	47,480	1,995,110
TreeHouse Foods *	23,992	1,000,227
Turning Point Brands	6,435	129,022
United Natural Foods *	26,223	382,331
Universal	10,604	477,180
USANA Health Sciences *	4,988	227,203
Utz Brands	31,774	387,325
Vector Group	63,787	655,730
Village Super Market, Cl A	3,880	94,944
Vita Coco *	12,488	338,425
Vital Farms *	13,185	145,826
Waldencast, Cl A *	11,234	86,277
WD-40	6,952	1,469,653
Weis Markets	7,209	469,306
Westrock Coffee *	14,488	119,381
Zevia PBC, Cl A *	1	2
		35,193,441

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — 5.3%
Amplify Energy *	16,438	$114,244
Archrock	62,002	785,565
Atlas Energy Solutions	8,514	155,040
Berry	34,161	285,244
Bristow Group *	10,265	268,327
Cactus, Cl A	28,526	1,339,010
California Resources	33,972	1,786,587
Callon Petroleum *	27,600	1,030,860
Centrus Energy, Cl A *	6,752	358,329
ChampionX	88,429	2,723,613
Chord Energy	18,650	3,083,218
Civitas Resources	32,145	2,424,697
Clean Energy Fuels *	77,361	269,990
CNX Resources *	72,950	1,584,474
Comstock Resources	39,071	492,295
CONSOL Energy	14,983	1,376,788
Core Laboratories	21,570	462,029
Crescent Energy, Cl A	17,378	211,664
CVR Energy	12,664	414,746
Delek US Holdings	31,089	819,195
Denbury *	23,536	2,092,115
DHT Holdings	60,707	675,062
Diamond Offshore Drilling *	56,929	706,489
DMC Global *	8,765	166,097
Dorian LPG	13,544	433,002
Dril-Quip *	14,976	324,380
Earthstone Energy, Cl A *	27,309	578,132
Empire Petroleum *	6,701	56,020
Energy Fuels *	63,904	511,871
Enviva	15,864	57,428
Equitrans Midstream	194,254	1,723,033
Evolution Petroleum	16,712	107,458
Excelerate Energy, Cl A	7,687	109,309
Expro Group Holdings *	40,114	631,796
Forum Energy Technologies *	5,898	128,399
FutureFuel	10,690	70,020
Gevo *	1	1
Granite Ridge Resources	14,778	91,032
Green Plains *	25,664	754,008

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Gulfport Energy *	5,082	$628,186
Hallador Energy *	12,566	175,673
Helix Energy Solutions Group *	68,016	666,557
Helmerich & Payne	45,500	1,800,435
HighPeak Energy	3,306	58,549
International Seaways	19,016	914,479
Kinetik Holdings, Cl A	8,446	299,326
KLX Energy Services Holdings *	8,063	82,888
Kodiak Gas Services	6,756	116,136
Liberty Energy, Cl A	76,845	1,513,847
Magnolia Oil & Gas, Cl A	81,653	1,833,110
Mammoth Energy Services *	15,016	60,815
Matador Resources	52,282	3,225,277
Murphy Oil	68,073	3,054,436
Nabors Industries *	3,895	380,308
NACCO Industries, Cl A	1,669	57,664
Newpark Resources *	26,001	179,927
NextDecade *	12,755	55,994
Noble	50,924	2,377,642
Nordic American Tankers	89,408	410,383
Northern Oil and Gas	36,778	1,410,069
Oceaneering International *	47,853	1,052,287
Oil States International *	24,978	181,340
Overseas Shipholding Group, Cl A *	30,943	151,311
Par Pacific Holdings *	24,387	800,381
Patterson-UTI Energy	164,710	2,091,813
PBF Energy, Cl A	51,599	2,452,500
Peabody Energy	55,525	1,309,835
Permian Resources, Cl A	133,817	1,949,714
PrimeEnergy Resources *	559	59,768
ProFrac Holding, Cl A *	10,918	102,848
ProPetro Holding *	43,512	456,006
Ranger Energy Services, Cl A	9,074	105,349
REX American Resources *	6,930	263,409
Riley Exploration Permian	4,819	152,521
Ring Energy *	1	2
RPC	32,717	272,205
SandRidge Energy	13,766	218,191
SEACOR Marine Holdings *	12,683	175,786

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Select Water Solutions, Cl A	31,426	$233,809
SilverBow Resources *	12,886	439,413
Sitio Royalties, Cl A	40,855	1,009,936
SM Energy	54,677	2,204,577
Solaris Oilfield Infrastructure, Cl A	13,032	120,416
Talos Energy *	50,727	786,268
Tellurian *	1	1
TETRA Technologies *	1	5
Tidewater *	21,711	1,483,947
Uranium Energy *	163,146	970,719
US Silica Holdings *	31,528	380,543
VAALCO Energy	24,202	108,183
Valaris *	28,022	1,850,573
Verde Clean Fuels *	4,217	17,711
Vertex Energy *	22,440	96,716
Vital Energy *	7,136	357,085
Vitesse Energy	12,058	285,654
W&T Offshore *	38,553	159,995
Weatherford International *	32,644	3,038,830
World Kinect	26,591	491,934
		74,334,849
Financials — 10.8%
1st Source	7,125	325,042
Acacia Research *	22,079	79,264
ACNB	3,764	129,519
AFC Gamma ‡	7,440	78,715
Alerus Financial	6,611	114,436
AlTi Global *	14,545	91,197
Amalgamated Financial	7,884	143,804
A-Mark Precious Metals	8,522	230,776
Ambac Financial Group *	19,837	240,623
Amerant Bancorp, Cl A	12,075	220,127
American Coastal Insurance *	13,657	102,291
American Equity Investment Life Holding *	34,625	1,833,740
American National Bankshares	4,657	177,711
Ameris Bancorp	29,493	1,100,089
AMERISAFE	8,682	442,522
Ames National	5,021	84,955

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Angel Oak Mortgage REIT ‡	4,577	$38,309
Apollo Commercial Real Estate Finance ‡	63,341	630,876
Arbor Realty Trust ‡	80,452	1,014,500
Ares Commercial Real Estate ‡	24,708	226,572
Argo Group International Holdings	14,292	426,473
ARMOUR Residential ‡	22,580	328,985
Arrow Financial	6,673	142,210
Artisan Partners Asset Management, Cl A	27,383	903,639
AssetMark Financial Holdings *	9,846	235,418
Associated Banc-Corp	74,227	1,203,220
Atlantic Union Bankshares	33,482	964,616
Atlanticus Holdings *	2,185	63,933
Avantax *	20,685	533,880
AvidXchange Holdings *	76,750	663,120
Axos Financial *	25,340	913,000
B Riley Financial	9,172	332,118
Bakkt Holdings *	1	1
Banc of California	24,435	273,916
BancFirst	9,926	805,098
Bancorp *	23,756	846,901
Bank First	4,177	329,858
Bank of Hawaii	17,753	876,821
Bank of Marin Bancorp	7,106	119,381
Bank7	2,579	54,004
BankUnited	35,625	776,981
Bankwell Financial Group	2,541	62,178
Banner	15,276	644,800
Bar Harbor Bankshares	6,723	168,209
BayCom	5,376	106,445
BCB Bancorp	6,883	70,757
Berkshire Hills Bancorp	20,596	403,888
BGC Group, Cl A	152,639	895,991
Blackstone Mortgage Trust, Cl A ‡	76,746	1,531,083
Blue Foundry Bancorp *	11,233	84,809
Blue Ridge Bankshares	7,859	24,756
Bread Financial Holdings	22,506	608,337
Bridgewater Bancshares *	9,415	90,666
Brightsphere Investment Group	14,582	228,354
BrightSpire Capital, Cl A ‡	60,047	339,866

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Brookline Bancorp	39,886	$324,672
BRP Group, Cl A *	26,646	557,701
Burke & Herbert Financial Services	3,111	139,155
Business First Bancshares	10,771	210,465
Byline Bancorp	11,108	210,719
C&F Financial	1,855	97,684
Cadence Bank	82,664	1,750,824
Cambridge Bancorp	2,951	158,498
Camden National	6,413	187,003
Cannae Holdings *	34,932	571,138
Cantaloupe *	43,132	283,809
Capital Bancorp	3,894	79,593
Capital City Bank Group	5,960	170,277
Capitol Federal Financial	53,587	278,652
Capstar Financial Holdings	8,958	135,982
Carter Bankshares *	10,520	118,455
Cass Information Systems	6,139	232,116
Cathay General Bancorp	31,319	1,062,027
Central Pacific Financial	11,758	185,541
Central Valley Community Bancorp	5,919	93,343
Chemung Financial	2,120	87,514
Chicago Atlantic Real Estate Finance ‡	12,715	179,154
Chimera Investment ‡	99,791	478,997
ChoiceOne Financial Services	4,017	75,801
Citizens & Northern	6,685	120,998
Citizens Financial Services	2,179	107,752
City Holding	6,633	602,144
Civista Bancshares	6,568	95,761
Claros Mortgage Trust ‡	39,535	412,350
CNB Financial	8,955	162,802
CNO Financial Group	50,217	1,164,030
Coastal Financial *	4,561	169,532
Codorus Valley Bancorp	5,356	105,085
Cohen & Steers	12,303	642,709
Colony Bankcorp	6,722	66,884
Columbia Financial *	16,328	262,881
Community Bank System	23,217	927,519
Community Trust Bancorp	6,796	255,258
Compass Diversified Holdings	26,649	457,830

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
ConnectOne Bancorp	15,994	$260,542
Consumer Portfolio Services *	5,964	55,167
Crawford, Cl A	6,686	61,177
CrossFirst Bankshares *	19,747	208,923
Customers Bancorp *	13,062	525,223
CVB Financial	57,783	902,570
Diamond Hill Investment Group	1,276	200,460
Dime Community Bancshares	14,395	264,724
Donegal Group, Cl A	6,720	94,886
Donnelley Financial Solutions *	12,474	678,960
Dynex Capital ‡	24,142	242,386
Eagle Bancorp	13,887	270,519
Eastern Bankshares	71,290	784,903
eHealth *	10,147	87,061
Ellington Financial ‡	28,792	346,368
Employers Holdings	11,959	454,442
Enact Holdings	13,417	369,773
Encore Capital Group *	10,437	393,266
Enova International *	14,981	597,442
Enstar Group *	6,200	1,469,214
Enterprise Bancorp	4,159	109,423
Enterprise Financial Services	15,485	538,413
Equity Bancshares, Cl A	6,590	159,478
Esquire Financial Holdings	3,161	144,774
ESSA Bancorp	5,226	87,013
Essent Group	48,198	2,276,874
Evans Bancorp	3,214	79,450
F&G Annuities & Life	9,291	285,141
Farmers & Merchants Bancorp	5,753	100,217
Farmers National Banc	26,060	294,217
FB Financial	15,381	451,740
Federal Agricultural Mortgage, Cl C	4,072	604,936
Fidelity D&D Bancorp	2,505	112,224
Finance of America, Cl A *	1	1
Financial Institutions	6,762	107,110
First Bancorp	4,511	105,693
First Bancorp	17,038	494,443
First Bancshares	13,388	324,257
First Bank	6,516	72,067

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
First Busey	23,199	$460,732
First Business Financial Services	3,314	101,740
First Commonwealth Financial	45,252	551,169
First Community	4,513	79,880
First Community Bankshares	7,213	235,504
First Financial	5,012	172,463
First Financial Bancorp	40,619	751,451
First Financial Bankshares	59,915	1,440,956
First Foundation	22,630	102,740
First Interstate BancSystem, Cl A	42,437	979,022
First Merchants	27,826	759,928
First Mid Bancshares	8,308	226,975
First of Long Island	9,890	106,219
First Western Financial *	3,278	43,827
FirstCash Holdings	16,665	1,815,152
Five Star Bancorp	5,503	107,143
Flushing Financial	12,626	155,805
Flywire *	42,889	1,153,285
Forge Global Holdings *	1	3
Franklin BSP Realty Trust ‡	36,251	457,125
FS Bancorp	3,659	105,635
Fulton Financial	71,035	922,745
FVCBankcorp *	6,185	67,540
GCM Grosvenor	18,122	145,882
Genworth Financial, Cl A *	230,453	1,380,413
German American Bancorp	11,924	325,883
Glacier Bancorp	51,200	1,545,728
GoHealth, Cl A *	2,899	40,702
Goosehead Insurance, Cl A *	9,509	616,849
Granite Point Mortgage Trust ‡	22,093	92,791
Great Southern Bancorp	4,301	213,846
Green Dot, Cl A *	22,238	248,621
Greene County Bancorp	2,958	70,105
Greenlight Capital Re, Cl A *	10,860	121,089
Guaranty Bancshares	3,591	102,451
Hamilton Lane, Cl A	18,641	1,568,081
Hancock Whitney	38,192	1,314,951
Hanmi Financial	13,221	194,084

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hannon Armstrong Sustainable Infrastructure Capital ‡	48,854	$837,358
HarborOne Bancorp	19,208	189,007
HBT Financial	4,838	87,084
HCI Group	2,957	174,374
Heartland Financial USA	18,034	494,132
Heritage Commerce	25,369	207,518
Heritage Financial	14,909	242,569
Hilltop Holdings	26,220	724,196
Hingham Institution For Savings	821	121,984
Hippo Holdings *	7,508	54,058
Home Bancorp	3,282	112,474
Home BancShares	85,272	1,743,812
HomeStreet	8,313	40,152
HomeTrust Bancshares	6,564	135,284
Hope Bancorp	49,806	436,301
Horace Mann Educators	18,558	588,845
Horizon Bancorp	18,124	171,997
I3 Verticals, Cl A *	10,335	193,781
Independent Bank	8,963	178,812
Independent Bank	21,216	1,035,341
Independent Bank Group	15,784	557,964
International Bancshares	24,938	1,093,033
International Money Express *	13,983	223,169
Invesco Mortgage Capital ‡	24,251	165,634
Investors Title	596	85,711
Jackson Financial, Cl A	38,970	1,430,589
James River Group Holdings	15,808	217,360
John Marshall Bancorp	4,789	88,022
Kearny Financial	26,640	184,882
KKR Real Estate Finance Trust ‡	26,071	272,181
Ladder Capital, Cl A ‡	50,987	515,479
Lakeland Bancorp	28,522	321,728
Lakeland Financial	10,774	530,620
LCNB	6,130	85,759
Lemonade *	19,863	217,301
LendingClub *	42,768	221,966
LendingTree *	4,894	64,748
Live Oak Bancshares	14,383	414,950

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Luther Burbank	6,346	$51,656
Macatawa Bank	10,860	99,152
Maiden Holdings *	1	2
MainStreet Bancshares	4,093	78,913
MarketWise	1	2
Marqeta, Cl A *	208,127	1,076,017
MBIA *	22,614	155,584
Mercantile Bank	6,846	225,507
Merchants Bancorp	6,715	200,711
Mercury General	11,468	354,132
Metrocity Bankshares	8,352	167,374
Metropolitan Bank Holding *	4,418	143,187
MFA Financial ‡	44,422	394,912
Mid Penn Bancorp	6,345	120,936
Middlefield Banc	4,281	109,166
Midland States Bancorp	9,259	202,031
MidWestOne Financial Group	6,321	125,914
Moelis, Cl A	29,484	1,227,714
Mr Cooper Group *	30,724	1,736,828
MVB Financial	4,562	89,643
National Bank Holdings, Cl A	16,923	527,659
National Bankshares	3,252	76,422
National Western Life Group, Cl A	1,332	637,895
Navient	46,486	739,592
NBT Bancorp	25,274	845,921
Nelnet, Cl A	6,939	588,497
NerdWallet, Cl A *	11,611	125,167
New York Mortgage Trust ‡	40,000	311,600
NewtekOne	11,641	161,461
Nexpoint Real Estate Finance ‡	3,263	48,390
NI Holdings *	4,022	51,039
Nicolet Bankshares	5,419	394,612
NMI Holdings, Cl A *	35,934	982,795
Northeast Bank	2,772	132,335
Northeast Community Bancorp	7,448	113,508
Northfield Bancorp	18,276	157,174
Northrim BanCorp	2,985	124,504
Northwest Bancshares	54,150	564,243
Norwood Financial	3,961	101,441

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Oak Valley Bancorp	3,855	$96,182
OceanFirst Financial	24,963	316,032
Ocwen Financial *	3,603	86,616
Old National Bancorp	137,799	1,887,846
Old Second Bancorp	18,785	254,725
Open Lending, Cl A *	61,177	366,450
OppFi *	1	2
Orange County Bancorp	2,905	128,110
Orchid Island Capital, Cl A ‡	24,079	151,216
Origin Bancorp	13,566	401,418
Orrstown Financial Services	4,899	103,418
Oscar Health, Cl A *	71,519	366,177
P10, Cl A	20,931	197,170
Pacific Premier Bancorp	44,249	840,731
PacWest Bancorp	55,842	395,361
Palomar Holdings *	10,683	535,005
Park National	6,293	638,047
Parke Bancorp	4,251	71,587
Pathward Financial	12,570	569,295
Payoneer Global *	109,642	634,827
Paysafe *	12,055	117,175
Paysign *	1	2
PCB Bancorp	4,859	74,731
Peapack-Gladstone Financial	7,668	179,201
Penns Woods Bancorp	3,858	81,327
PennyMac Financial Services	12,726	855,187
PennyMac Mortgage Investment Trust ‡	40,947	517,980
Peoples Bancorp	16,943	467,288
Peoples Financial Services	3,065	120,179
Perella Weinberg Partners, Cl A	19,276	189,098
Pioneer Bancorp *	4,887	40,073
Piper Sandler	8,032	1,123,275
PJT Partners	10,309	807,813
Plumas Bancorp	3,022	103,201
Ponce Financial Group *	11,579	90,085
PRA Group *	17,980	221,334
Preferred Bank	5,793	345,089
Premier Financial	15,476	268,509
Primis Financial	9,604	89,893

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Princeton Bancorp	3,059	$91,770
Priority Technology Holdings *	5,567	20,876
ProAssurance	23,090	392,530
PROG Holdings *	23,836	652,868
Provident Financial Services	31,866	447,717
QCR Holdings	7,044	334,238
Radian Group	75,251	1,906,860
RBB Bancorp	6,395	73,990
Ready Capital ‡	72,418	682,898
Red River Bancshares	1,971	91,612
Redwood Trust ‡	47,751	299,876
Regional Management	3,423	85,096
Remitly Global *	58,007	1,562,129
Renasant	23,887	582,604
Repay Holdings, Cl A *	35,838	214,670
Republic Bancorp, Cl A	4,109	181,577
S&T Bancorp	17,099	440,470
Safety Insurance Group	6,202	466,204
Sandy Spring Bancorp	18,777	383,990
Sculptor Capital Management, Cl A	9,741	123,224
Seacoast Banking Corp of Florida	38,031	768,606
Security National Financial, Cl A *	8,209	56,723
Selective Insurance Group	27,126	2,824,088
Selectquote *	1	1
ServisFirst Bancshares	23,809	1,122,832
Shore Bancshares	14,407	147,818
Sierra Bancorp	6,202	109,155
Silvercrest Asset Management Group, Cl A	4,027	71,479
Simmons First National, Cl A	55,729	791,909
Skyward Specialty Insurance Group *	11,171	314,464
SmartFinancial	6,435	134,170
South Plains Financial	4,784	128,307
Southern First Bancshares *	3,392	91,584
Southern Missouri Bancorp	3,441	139,188
Southern States Bancshares	4,349	100,984
Southside Bancshares	13,245	353,641
SouthState	34,658	2,290,894
Stellar Bancorp	23,471	510,260
StepStone Group, Cl A	23,922	676,993

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sterling Bancorp *	7,108	$39,378
Stewart Information Services	11,785	514,651
Stock Yards Bancorp	12,573	491,730
StoneX Group *	7,718	735,680
Summit Financial Group	4,937	106,145
SWK Holdings *	1,528	24,662
Texas Capital Bancshares *	21,744	1,197,225
Third Coast Bancshares *	5,446	84,467
Timberland Bancorp	4,218	118,905
Tiptree	10,880	164,397
Tompkins Financial	6,121	306,540
Towne Bank	30,284	724,999
TPG RE Finance Trust ‡	29,673	163,498
TriCo Bancshares	13,643	441,351
Triumph Financial *	10,156	632,211
Trupanion *	17,172	353,743
TrustCo Bank NY	8,177	208,759
Trustmark	26,755	538,043
Two Harbors Investment ‡	52,146	605,415
UMB Financial	19,566	1,227,180
United Bankshares	57,659	1,639,822
United Community Banks	51,683	1,141,677
United Fire Group	9,153	184,341
Unity Bancorp	2,864	68,908
Universal Insurance Holdings	11,233	175,909
Univest Financial	12,532	208,783
Upstart Holdings *	32,393	778,404
USCB Financial Holdings *	4,444	47,729
Valley National Bancorp	186,436	1,450,472
Value Line	400	16,380
Velocity Financial *	3,631	41,938
Veritex Holdings	22,561	388,500
Victory Capital Holdings, Cl A	12,899	380,005
Virginia National Bankshares	2,801	86,075
Virtus Investment Partners	3,088	568,902
WaFd	28,246	697,111
Walker & Dunlop	14,040	909,792
Washington Trust Bancorp	7,398	171,560
Waterstone Financial	9,316	100,613

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
WesBanco	25,436	$620,384
West BanCorp	7,091	116,505
Westamerica BanCorp	11,867	560,597
WisdomTree	55,743	345,607
World Acceptance *	1,811	178,601
WSFS Financial	27,342	967,907
		151,604,689
Health Care — 9.2%
23andMe Holding, Cl A *	1	1
2seventy bio *	30,096	73,434
4D Molecular Therapeutics *	13,920	149,501
89bio *	28,309	209,487
Aadi Bioscience *	7,532	32,990
ACADIA Pharmaceuticals *	57,936	1,307,616
Accolade *	30,766	199,979
Accuray *	1	3
ACELYRIN *	14,608	148,782
Aclaris Therapeutics *	31,144	155,097
Acrivon Therapeutics *	3,889	20,378
Actinium Pharmaceuticals *	14,285	79,710
AdaptHealth, Cl A *	32,903	241,179
Adaptive Biotechnologies *	50,796	225,534
Addus HomeCare *	7,244	571,552
Adicet Bio *	1	1
ADMA Biologics *	91,204	308,270
Aerovate Therapeutics *	4,920	52,201
Agenus *	1	1
Agiliti *	13,210	74,372
Agios Pharmaceuticals *	24,765	520,313
AirSculpt Technologies *	5,495	32,970
Akero Therapeutics *	23,109	275,459
Akoya Biosciences *	7,038	24,633
Aldeyra Therapeutics *	1	2
Alector *	26,855	139,646
Alignment Healthcare *	40,576	279,163
Alkermes *	73,827	1,785,875
Allakos *	1	2
Allogene Therapeutics *	38,828	109,495

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Allovir *	1	$2
Alphatec Holdings *	34,380	315,608
Alpine Immune Sciences *	15,997	163,809
Altimmune *	1	2
ALX Oncology Holdings *	9,458	68,098
American Well, Cl A *	1	1
Amicus Therapeutics *	126,348	1,386,038
AMN Healthcare Services *	19,671	1,492,242
Amneal Pharmaceuticals *	1	4
Amphastar Pharmaceuticals *	17,233	780,138
Amylyx Pharmaceuticals *	22,671	369,764
AnaptysBio *	8,602	140,299
Anavex Life Sciences *	32,172	179,520
AngioDynamics *	17,028	105,574
ANI Pharmaceuticals *	7,134	440,453
Anika Therapeutics *	6,621	129,110
Annexon *	1	2
Apogee Therapeutics *	8,596	147,679
Apollo Medical Holdings *	19,100	596,111
Arbutus Biopharma *	1	2
Arcellx *	17,339	611,200
Arcturus Therapeutics Holdings *	13,049	249,236
Arcus Biosciences *	22,094	347,097
Arcutis Biotherapeutics *	23,092	51,957
Ardelyx *	99,757	394,040
Arrowhead Pharmaceuticals *	45,645	1,122,411
ARS Pharmaceuticals *	14,137	50,469
Artivion *	17,628	224,581
Arvinas *	21,898	352,996
Assertio Holdings *	1	2
Astria Therapeutics *	13,495	67,340
Atara Biotherapeutics *	1	1
Atea Pharmaceuticals *	27,967	90,893
AtriCure *	20,753	718,884
Atrion	891	304,704
Aura Biosciences *	12,405	101,225
Avanos Medical *	20,668	379,464
Aveanna Healthcare Holdings *	1	1
Avid Bioservices *	27,782	170,859

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Avidity Biosciences *	29,024	$149,474
Avista Public Acquisition II, Cl W *	35,001	159,255
Avita Medical *	12,416	115,593
Axogen *	18,401	69,188
Axonics *	21,846	1,118,734
Axsome Therapeutics *	16,781	1,045,121
Beam Therapeutics *	30,465	644,030
Beyond Air *	1	2
BioAtla *	1	1
BioCryst Pharmaceuticals *	84,528	464,059
Biohaven *	27,047	717,016
BioLife Solutions *	15,622	157,782
Biomea Fusion *	9,448	96,559
Biote, Cl A *	9,681	51,600
BioVie, Cl A *	5,290	23,064
Bioxcel Therapeutics *	1	4
Bluebird Bio *	1	3
Blueprint Medicines *	27,073	1,593,517
Bridgebio Pharma *	50,975	1,327,389
Bright Green *	1	—
Brookdale Senior Living *	80,973	316,604
Butterfly Network *	1	1
Cabaletta Bio *	13,000	185,380
Cano Health *	1	—
Cara Therapeutics *	1	1
CareDx *	21,596	116,834
CareMax *	1	2
Caribou Biosciences *	21,517	78,107
Carisma Therapeutics	14,244	42,732
Cassava Sciences *	16,475	331,971
Castle Biosciences *	10,917	170,524
Catalyst Pharmaceuticals *	42,460	526,929
Celcuity *	9,505	101,228
Celldex Therapeutics *	19,996	470,306
Century Therapeutics *	1	2
Cerevel Therapeutics Holdings *	27,845	658,534
Cerus *	1	1
Citius Pharmaceuticals *	1	1
ClearPoint Neuro *	13,378	73,579

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Codexis *	1	$2
Cogent Biosciences *	27,999	228,472
Coherus Biosciences *	41,842	140,171
Collegium Pharmaceutical *	15,029	327,031
Community Health Systems *	1	2
Compass Therapeutics *	1	2
Computer Programs and Systems *	6,264	88,260
CONMED	13,625	1,327,893
Corcept Therapeutics *	37,726	1,059,346
CorMedix *	23,751	82,653
CorVel *	4,001	775,954
Crinetics Pharmaceuticals *	29,232	856,205
Cross Country Healthcare *	15,769	365,210
CryoPort *	19,468	188,840
Cue Biopharma *	1	2
Cullinan Oncology *	13,067	121,915
Cutera *	7,348	22,852
CVRx *	6,447	86,261
Cymabay Therapeutics *	45,838	750,826
Cytek Biosciences *	49,053	206,513
Cytokinetics *	41,490	1,446,341
Day One Biopharmaceuticals *	33,901	401,049
Deciphera Pharmaceuticals *	23,379	280,314
Definitive Healthcare, Cl A *	22,108	127,342
Denali Therapeutics *	52,595	990,364
Design Therapeutics *	1	2
Disc Medicine, Cl A *	3,810	174,536
DocGo *	37,175	220,820
Dynavax Technologies *	65,491	930,627
Dyne Therapeutics *	15,804	111,418
Eagle Pharmaceuticals *	4,884	67,057
Edgewise Therapeutics *	14,557	93,165
Editas Medicine, Cl A *	32,105	214,461
Embecta	25,000	378,000
Emergent BioSolutions *	1	2
Enanta Pharmaceuticals *	9,220	83,164
Enhabit *	23,979	176,725
Enliven Therapeutics *	11,276	139,710
Ensign Group	24,814	2,397,032

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Entrada Therapeutics *	10,874	$174,093
EQRx *	1	2
Erasca *	1	2
Evolent Health, Cl A *	49,134	1,200,344
Evolus *	13,915	105,754
Eyenovia *	1	1
EyePoint Pharmaceuticals *	14,702	88,506
Fate Therapeutics *	1	2
FibroGen *	1	1
Foghorn Therapeutics *	8,145	27,286
Fulgent Genetics *	9,317	223,049
Genelux *	8,772	127,282
Generation Bio *	18,259	17,132
Geron *	1	2
Glaukos *	20,676	1,410,103
Graphite Bio *	1	3
Gritstone bio *	1	2
Guardant Health *	51,927	1,343,871
Haemonetics *	22,874	1,949,551
Halozyme Therapeutics *	60,171	2,037,992
Harmony Biosciences Holdings *	15,100	355,454
Harrow *	12,628	181,022
Harvard Bioscience *	20,973	92,071
Health Catalyst *	25,818	193,377
HealthEquity *	38,149	2,734,520
HealthStream	10,872	276,149
Heron Therapeutics *	1	1
HilleVax *	8,001	88,011
Hims & Hers Health *	50,188	300,124
Humacyte *	1	2
Icosavax *	10,198	62,718
Ideaya Biosciences *	24,753	672,539
IGM Biosciences *	4,241	16,710
Ikena Oncology *	12,687	51,129
Immuneering, Cl A *	11,118	78,160
ImmunityBio *	1	3
ImmunoGen *	110,056	1,635,432
Immunovant *	24,787	819,210
Inari Medical *	24,958	1,515,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
InfuSystem Holdings *	10,267	$98,358
Inhibrx *	14,411	222,938
Inmode *	34,621	661,261
Innovage Holding *	13,867	75,298
Innoviva *	27,317	339,004
Inogen *	9,588	42,858
Inozyme Pharma *	55,403	164,547
Insmed *	58,348	1,462,201
Integer Holdings *	15,363	1,247,015
Intellia Therapeutics *	39,258	983,413
Intercept Pharmaceuticals *	25,861	489,549
Intra-Cellular Therapies *	43,226	2,150,926
Invitae *	1	1
Iovance Biotherapeutics *	94,078	359,378
iRadimed	2,967	120,876
iRhythm Technologies *	14,183	1,113,649
Ironwood Pharmaceuticals, Cl A *	59,286	531,795
iTeos Therapeutics *	10,236	102,974
Janux Therapeutics *	7,432	47,713
Joint *	6,430	50,218
KalVista Pharmaceuticals *	9,401	79,814
Karyopharm Therapeutics *	1	1
Keros Therapeutics *	9,927	283,317
Kezar Life Sciences *	1	1
Kiniksa Pharmaceuticals, Cl A *	15,634	238,419
Kodiak Sciences *	1	1
KORU Medical Systems *	1	2
Krystal Biotech *	9,549	1,115,992
Kura Oncology *	29,306	247,636
Kymera Therapeutics *	16,286	190,058
Lantheus Holdings *	30,079	1,943,103
Larimar Therapeutics *	1	3
LeMaitre Vascular	8,580	416,816
Lexicon Pharmaceuticals *	1	1
LifeStance Health Group *	49,051	285,967
Ligand Pharmaceuticals *	7,989	417,745
Lineage Cell Therapeutics *	1	1
Liquidia *	19,771	128,709
LivaNova *	25,058	1,229,095

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Longboard Pharmaceuticals *	9,578	$51,865
Lyell Immunopharma *	1	2
MacroGenics *	44,563	232,619
Madrigal Pharmaceuticals *	6,196	814,030
MannKind *	102,986	441,810
Marinus Pharmaceuticals *	24,081	167,122
MaxCyte *	1	3
MeiraGTx Holdings *	12,489	56,450
Merit Medical Systems *	26,502	1,821,747
Merrimack Pharmaceuticals *	6,417	78,480
Mersana Therapeutics *	1	1
Mesa Laboratories	2,260	212,056
MiMedx Group *	49,107	322,142
Mineralys Therapeutics *	5,236	40,474
Mirum Pharmaceuticals *	11,793	323,482
ModivCare *	5,796	244,823
Monte Rosa Therapeutics *	11,946	40,616
Morphic Holding *	15,613	311,479
Multiplan *	1	2
Myriad Genetics *	34,791	542,044
NanoString Technologies *	1	1
National HealthCare	5,589	376,475
National Research	6,216	262,688
Nautilus Biotechnology, Cl A *	1	3
Neogen *	98,392	1,465,057
NeoGenomics *	63,547	890,929
Nevro *	15,004	216,508
NextGen Healthcare *	24,910	595,847
NGM Biopharmaceuticals *	1	1
Nkarta *	1	2
Novavax *	41,465	276,157
Nurix Therapeutics *	23,065	128,933
Nuvalent, Cl A *	10,577	550,956
Nuvation Bio *	1	1
Nuvectis Pharma *	4,274	38,252
Ocean Biomedical *	1	2
Ocular Therapeutix *	1	3
Olema Pharmaceuticals *	14,584	193,821
Omega Therapeutics *	1	1

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Omeros *	1	$1
Omnicell *	20,997	746,233
OPKO Health *	1	1
OptimizeRx *	7,556	60,901
Optinose *	1	1
Option Care Health *	77,132	2,138,870
OraSure Technologies *	39,618	204,429
Orchestra BioMed Holdings *	4,591	21,532
Organogenesis Holdings, Cl A *	1	2
ORIC Pharmaceuticals *	20,681	138,563
Orthofix Medical *	15,206	167,874
OrthoPediatrics *	7,024	171,807
Outlook Therapeutics *	1	1
Outset Medical *	21,296	75,388
Ovid therapeutics *	32,231	114,420
Owens & Minor *	31,731	454,705
P3 Health Partners *	1	1
Pacific Biosciences of California *	111,603	689,707
Pacira BioSciences *	19,697	556,637
Paragon 28 *	21,994	189,808
Patterson	38,373	1,168,842
PDS Biotechnology *	51,576	215,072
Pediatrix Medical Group *	35,983	412,365
Pennant Group *	11,372	123,614
PepGen *	6,927	35,466
PetIQ, Cl A *	12,030	225,803
Phathom Pharmaceuticals *	12,207	113,525
Phibro Animal Health, Cl A	8,983	98,094
Phreesia *	21,801	297,802
Pliant Therapeutics *	25,868	379,484
PMV Pharmaceuticals *	1	2
Point Biopharma Global, Cl A *	57,504	728,001
Poseida Therapeutics, Cl A *	1	2
Precigen *	1	1
Prelude Therapeutics *	1	2
Prestige Consumer Healthcare *	22,932	1,361,244
Prime Medicine *	18,871	122,473
Privia Health Group *	49,859	1,048,036
PROCEPT BioRobotics *	16,508	442,249

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Progyny *	34,468	$1,063,682
ProKidney, Cl A *	1	2
Protagonist Therapeutics *	24,606	357,771
Protalix BioTherapeutics *	1	2
PTC Therapeutics *	31,028	581,775
Pulmonx *	14,391	126,497
Pulse Biosciences *	10,571	47,781
Quanterix *	16,471	357,750
Quantum-Si *	1	1
Quipt Home Medical *	21,844	103,322
RadNet *	26,995	727,785
Rain Oncology *	1	1
Rallybio *	7,262	30,500
RAPT Therapeutics *	16,631	218,698
Recursion Pharmaceuticals, Cl A *	66,042	348,702
REGENXBIO *	17,074	220,084
Relay Therapeutics *	37,002	244,213
Reneo Pharmaceuticals *	7,340	59,381
Replimune Group *	22,969	334,658
Revance Therapeutics *	35,831	282,707
REVOLUTION Medicines *	45,383	898,583
Rhythm Pharmaceuticals *	23,827	550,642
Rigel Pharmaceuticals *	1	1
Rocket Pharmaceuticals *	27,945	505,805
RxSight *	13,580	300,661
Sage Therapeutics *	24,928	466,901
Sagimet Biosciences, Cl A *	2,284	8,359
Sana Biotechnology *	36,008	106,584
Sanara Medtech *	2,228	61,248
Sangamo Therapeutics *	1	1
Savara *	1	4
Scholar Rock Holding *	15,000	176,400
Schrodinger *	23,241	504,330
scPharmaceuticals *	14,884	79,629
Seer, Cl A *	1	2
Select Medical Holdings	46,452	1,055,854
Selecta Biosciences *	1	1
Semler Scientific *	3,071	89,581
Seres Therapeutics *	1	2

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sharecare *	1	$1
SI-BONE *	14,825	252,173
SIGA Technologies	19,751	100,730
Sight Sciences *	9,061	14,362
Silk Road Medical *	16,826	126,363
Simulations Plus	6,704	236,450
SomaLogic *	1	2
SpringWorks Therapeutics *	26,443	605,545
STAAR Surgical *	22,679	948,436
Stoke Therapeutics *	9,461	36,046
Summit Therapeutics *	1	2
Supernus Pharmaceuticals *	21,654	516,448
Surgery Partners *	30,187	698,225
Surmodics *	5,882	173,284
Sutro Biopharma *	44,019	121,052
Syndax Pharmaceuticals *	31,423	442,436
Tactile Systems Technology *	16,846	183,958
Tango Therapeutics *	19,290	162,036
Taro Pharmaceutical Industries *	4,170	141,613
Tarsus Pharmaceuticals *	10,399	148,082
Tela Bio *	9,097	53,126
Tenaya Therapeutics *	1	2
Terns Pharmaceuticals *	39,136	205,855
TG Therapeutics *	58,026	448,541
Theravance Biopharma *	29,858	281,860
Theseus Pharmaceuticals *	1	2
Third Harmonic Bio *	8,591	54,982
TransMedics Group *	14,940	559,951
Travere Therapeutics *	29,936	193,985
Treace Medical Concepts *	20,725	207,872
Trevi Therapeutics *	1	2
Turnstone Biologics *	1	4
Twist Bioscience *	24,734	389,808
Tyra Biosciences *	6,382	74,031
UFP Technologies *	3,412	531,999
UroGen Pharma *	10,577	118,568
US Physical Therapy	6,375	536,201
Utah Medical Products	1,629	129,538
Vanda Pharmaceuticals *	26,160	114,581

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Varex Imaging *	16,527	$298,312
Vaxcyte *	43,366	2,085,905
Vaxxinity, Cl A *	1	1
Ventyx Biosciences *	21,234	306,194
Vera Therapeutics, Cl A *	16,192	168,721
Veracyte *	31,457	651,789
Veradigm *	50,685	668,535
Vericel *	21,320	750,038
Verrica Pharmaceuticals *	47,963	176,504
Verve Therapeutics *	20,629	248,373
Vicarious Surgical, Cl A *	1	—
Viemed Healthcare *	17,377	109,649
Vigil Neuroscience *	9,319	65,233
Viking Therapeutics *	43,286	424,636
Vir Biotechnology *	37,659	298,636
Viridian Therapeutics *	20,792	259,900
Vor BioPharma *	1	2
Voyager Therapeutics *	15,812	103,885
WaVe Life Sciences *	33,050	177,809
Xencor *	25,198	437,185
Xeris Biopharma Holdings *	1	2
XOMA *	4,438	83,656
Y-mAbs Therapeutics *	25,001	133,505
Zentalis Pharmaceuticals *	26,545	434,276
Zevra Therapeutics *	19,072	85,443
Zimvie *	8,673	61,231
Zymeworks *	26,210	183,994
Zynex *	9,231	81,971
		129,065,870
Industrials — 11.2%
374Water *	1	2
3D Systems *	56,355	210,204
AAON	30,169	1,643,607
AAR *	15,376	912,719
ABM Industries	29,509	1,160,884
ACCO Brands	38,553	195,078
ACV Auctions, Cl A *	56,637	754,971
AeroVironment *	12,299	1,410,203

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
AerSale *	11,619	$177,655
Air Transport Services Group *	25,156	492,303
Alamo Group	4,499	721,190
Albany International, Cl A	13,940	1,137,643
Alight, Cl A *	177,348	1,177,591
Allegiant Travel	7,053	469,871
Allient	6,218	171,617
Alta Equipment Group	9,163	84,208
Ameresco, Cl A *	14,350	375,252
American Woodmark *	7,584	509,872
Amprius Technologies *	5,086	14,800
API Group *	93,129	2,409,247
Apogee Enterprises	10,237	439,372
Applied Industrial Technologies	17,200	2,640,372
ArcBest	10,752	1,170,678
Archer Aviation, Cl A *	68,121	323,575
Arcosa	21,607	1,492,395
Argan	6,449	294,977
Aris Water Solutions, Cl A	16,967	141,674
Array Technologies *	68,835	1,192,911
ASGN *	21,471	1,791,970
Astec Industries	10,147	406,286
Astronics *	11,672	178,932
Asure Software *	10,178	86,106
Atkore *	18,653	2,318,195
AZZ	11,079	523,704
Babcock & Wilcox Enterprises *	1	3
Barnes Group	21,839	454,033
Barrett Business Services	3,154	288,465
Beacon Roofing Supply *	24,025	1,709,859
BlackSky Technology *	1	1
Blade Air Mobility *	1	2
Blink Charging *	15,870	37,771
Bloom Energy, Cl A *	86,026	894,670
Blue Bird *	7,935	144,496
BlueLinx Holdings *	3,990	283,729
Boise Cascade	19,696	1,846,500
Bowman Consulting Group, Cl A *	5,142	136,623
BrightView Holdings *	19,038	128,316

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Brink’s	20,556	$1,374,374
Cadre Holdings	9,385	263,249
Casella Waste Systems, Cl A *	25,772	1,944,497
CBIZ *	22,158	1,151,330
CECO Environmental *	14,745	238,574
Chart Industries *	19,201	2,231,732
Columbus McKinnon	12,775	390,532
Comfort Systems USA	16,090	2,925,966
Commercial Vehicle Group *	16,390	114,238
CompX International	1,017	19,140
Concrete Pumping Holdings *	11,797	82,933
Conduent *	1	3
Construction Partners, Cl A *	18,933	727,974
CoreCivic *	49,413	627,545
Covenant Logistics Group, Cl A	5,292	208,955
CRA International	3,063	297,448
CSG Systems International	15,134	709,179
CSW Industrials	6,802	1,205,723
Custom Truck One Source *	24,435	140,990
Daseke *	16,833	74,739
Deluxe	18,431	314,249
Desktop Metal, Cl A *	1	1
Distribution Solutions Group *	4,674	140,921
Douglas Dynamics	9,782	237,507
Dragonfly Energy Holdings *	1	1
Ducommun *	6,658	318,519
DXP Enterprises *	7,228	235,633
Dycom Industries *	12,621	1,075,057
Eagle Bulk Shipping	5,804	236,803
Encore Wire	8,230	1,471,771
Energy Recovery *	24,149	367,065
Energy Vault Holdings *	1	2
Enerpac Tool Group, Cl A	25,913	733,338
EnerSys	18,878	1,615,579
Eneti	9,437	95,786
Ennis	11,172	238,634
Enovix *	61,758	550,264
EnPro Industries	9,686	1,075,727
Enviri *	32,410	186,033

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eos Energy Enterprises *	1	$2
ESCO Technologies	11,227	1,091,489
ESS Tech *	1	1
Eve Holding *	10,020	75,150
EVI Industries	3,107	79,943
ExlService Holdings *	73,706	1,924,464
Exponent	23,110	1,693,732
Federal Signal	27,462	1,593,894
First Advantage	25,204	327,904
FiscalNote Holdings *	1	1
Fluence Energy, Cl A *	16,937	293,349
Fluor *	64,494	2,147,005
Forrester Research *	5,000	116,000
Forward Air	11,700	753,597
Franklin Covey *	5,441	214,430
Franklin Electric	21,121	1,831,613
Frontier Group Holdings *	16,222	54,993
FTAI Aviation	44,487	1,673,156
FTAI Infrastructure	1	3
FTC Solar *	1	1
FuelCell Energy *	1	1
GATX	15,975	1,670,665
Genco Shipping & Trading	16,258	214,118
Gencor Industries *	6,096	86,563
GEO Group *	52,803	461,498
Gibraltar Industries *	14,069	856,239
Global Industrial	5,678	181,412
GMS *	18,563	1,085,564
Gorman-Rupp	9,825	290,329
GrafTech International	82,229	283,690
Granite Construction	19,436	786,769
Great Lakes Dredge & Dock *	28,107	213,613
Greenbrier	13,618	471,047
Griffon	21,335	852,120
H&E Equipment Services	14,456	588,648
Hawaiian Holdings *	21,780	91,694
Healthcare Services Group	31,957	303,591
Heartland Express	20,219	235,754
Heidrick & Struggles International	8,472	206,208

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Helios Technologies	14,249	$736,958
Herc Holdings	12,591	1,344,593
Hillenbrand	30,914	1,175,659
Hillman Solutions *	78,313	513,733
HireQuest	10,871	165,674
HireRight Holdings *	9,061	83,452
HNI	20,313	704,672
Hub Group, Cl A *	14,408	990,550
Hudson Technologies *	20,735	267,067
Huron Consulting Group *	9,216	915,702
Hyliion Holdings *	1	1
Hyster-Yale Materials Handling	4,864	194,609
IBEX Holdings *	4,114	67,140
ICF International	8,668	1,098,496
IES Holdings *	4,002	249,044
Innodata *	13,030	97,725
INNOVATE *	1	1
Insperity	17,368	1,838,229
Insteel Industries	8,043	224,480
Interface, Cl A	27,420	243,764
Janus International Group *	37,320	349,315
JELD-WEN Holding *	38,292	433,848
JetBlue Airways *	148,031	556,597
Joby Aviation *	125,888	663,430
John Bean Technologies	14,695	1,528,574
Kadant	5,755	1,266,100
Kaman	11,908	221,608
Karat Packaging	2,468	50,915
Kelly Services, Cl A	15,165	270,695
Kennametal	35,331	816,499
Kforce	8,608	525,432
Korn Ferry	23,748	1,081,009
Kratos Defense & Security Solutions *	54,050	921,553
LanzaTech Global *	12,547	44,165
Legalzoom.com *	45,944	458,062
Leonardo DRS *	23,520	448,526
Limbach Holdings *	5,032	149,954
Lindsay	4,831	603,489
Liquidity Services *	10,657	205,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
LSI Industries	13,278	$197,577
Manitowoc *	15,417	197,338
Marten Transport	25,386	446,286
Masonite International *	9,960	788,234
Masterbrand *	58,972	655,179
Matson	17,367	1,511,797
Matthews International, Cl A	13,233	468,978
Maximus	27,730	2,071,986
Mayville Engineering *	6,468	78,198
McGrath RentCorp	12,126	1,219,876
Microvast Holdings *	1	1
Miller Industries	4,955	180,213
MillerKnoll	35,492	834,062
Mistras Group *	12,261	67,068
Montrose Environmental Group *	11,833	273,579
Moog, Cl A	12,512	1,452,018
MRC Global *	35,535	373,473
Mueller Industries	51,230	1,931,883
Mueller Water Products, Cl A	67,989	841,024
MYR Group *	7,647	885,752
National Presto Industries	2,302	172,075
NEXTracker, Cl A *	23,346	811,507
Nikola *	1	1
NL Industries	3,258	16,225
Northwest Pipe *	4,289	116,918
NOW *	47,435	522,734
NuScale Power *	23,636	79,890
NV5 Global *	5,921	558,646
Omega Flex	1,477	107,924
OPENLANE *	51,286	688,771
PAM Transportation Services *	3,245	56,041
Pangaea Logistics Solutions	19,278	111,620
Park Aerospace	8,145	119,569
Park-Ohio Holdings	4,962	112,538
Parsons *	18,592	1,051,378
Performant Financial *	1	2
PGT Innovations *	24,789	742,183
Pitney Bowes	1	3
Planet Labs PBC *	1	2

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Powell Industries	4,181	$320,474
Preformed Line Products	1,339	181,234
Primoris Services	22,811	685,699
Proto Labs *	11,886	280,628
Quad *	13,714	67,061
Quanex Building Products	14,485	388,922
Radiant Logistics *	15,950	93,467
Redwire *	1	3
Resideo Technologies *	62,962	911,690
Resources Connection	13,731	184,957
REV Group	14,491	206,352
Rocket Lab USA *	126,379	534,583
Rush Enterprises, Cl A	27,330	972,401
Rush Enterprises, Cl B	4,382	177,188
RXO *	52,084	911,991
SES AI *	1	2
Shoals Technologies Group, Cl A *	76,228	1,170,862
Shyft Group	14,946	164,107
Simpson Manufacturing	19,688	2,622,048
Skillsoft *	4,196	78,885
SkyWest *	21,369	901,131
SKYX Platforms *	1	2
Southland Holdings *	4,176	26,309
SP Plus *	9,931	501,813
Spirit Airlines	46,763	536,839
SPX Technologies *	20,664	1,655,600
Standex International	5,121	735,222
Steelcase, Cl A	35,295	385,068
Stem *	67,907	229,526
Sterling Check *	19,579	218,893
Sterling Infrastructure *	13,794	1,004,893
Sun Country Airlines Holdings *	20,133	262,132
SunPower, Cl A *	35,155	150,112
Tennant	8,162	605,784
Terex	30,791	1,410,228
Terran Orbital *	1	1
Thermon Group Holdings *	14,348	382,948
Titan International *	21,947	249,318
Titan Machinery *	8,921	221,598

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TPI Composites *	1	$2
Transcat *	3,071	276,451
TriNet Group *	16,734	1,719,418
Trinity Industries	35,809	745,901
Triumph Group *	27,685	206,530
TrueBlue *	14,853	164,423
TTEC Holdings	8,333	171,493
TuSimple Holdings, Cl A *	1	1
Tutor Perini *	17,003	122,592
UFP Industries	27,575	2,624,313
UniFirst	6,714	1,103,983
Universal Logistics Holdings	3,432	76,808
Upwork *	57,503	600,906
V2X *	5,145	262,755
Velo3D *	1	1
Veritiv	6,132	1,038,822
Verra Mobility, Cl A *	63,779	1,260,911
Viad *	8,779	212,715
Vicor *	9,482	367,333
Virgin Galactic Holdings *	1	1
VSE	7,034	378,429
Wabash National	21,091	436,373
Watts Water Technologies, Cl A	12,461	2,155,878
Werner Enterprises	29,301	1,064,212
Willdan Group *	5,110	90,140
Willis Lease Finance *	1,765	78,860
Xometry, Cl A *	15,010	218,395
Zurn Elkay Water Solutions	65,852	1,742,444
		157,126,083
Information Technology — 8.3%
8x8 *	1	2
908 Devices *	11,175	66,268
A10 Networks	34,100	370,667
ACI Worldwide *	49,474	1,007,785
ACM Research, Cl A *	22,050	299,880
Adeia	47,789	402,861
ADTRAN Holdings	34,934	229,516
Advanced Energy Industries	16,751	1,461,692

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Aehr Test Systems *	11,914	$280,694
Aeva Technologies *	1	—
Agilysys *	8,973	769,794
Akoustis Technologies *	1	1
Alarm.com Holdings *	21,345	1,091,370
Alkami Technology *	17,685	317,446
Alpha & Omega Semiconductor *	10,376	246,119
Altair Engineering, Cl A *	24,472	1,520,201
Ambarella *	17,668	794,883
American Software, Cl A	17,436	191,273
Amkor Technology	45,648	952,217
Amplitude, Cl A *	33,514	333,799
Appfolio, Cl A *	8,579	1,609,163
Appian, Cl A *	18,290	721,723
Applied Digital *	31,997	156,145
Arlo Technologies *	38,625	327,926
Asana, Cl A *	35,435	654,484
Atomera *	9,743	62,355
Aurora Innovation, Cl A *	1	2
AvePoint *	71,041	532,097
Aviat Networks *	4,982	133,019
Avid Technology *	15,484	418,378
Axcelis Technologies *	14,509	1,849,897
Badger Meter	13,099	1,814,866
Bel Fuse, Cl B	4,995	270,629
Belden	18,932	1,342,279
Benchmark Electronics	15,810	382,760
BigBear.ai Holdings *	1	1
BigCommerce Holdings *	30,074	267,358
Blackbaud *	21,352	1,396,421
BlackLine *	25,107	1,232,754
Box, Cl A *	63,875	1,587,932
Braze, Cl A *	23,243	989,687
Brightcove *	16,833	51,846
C3.ai, Cl A *	31,482	768,161
Calix *	27,111	897,916
Cambium Networks *	5,073	25,264
Cerence *	18,060	276,499
CEVA *	9,734	167,133

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cipher Mining *	1	$3
Cleanspark *	28,001	114,804
Clear Secure, Cl A	37,585	632,180
Clearfield *	5,859	140,733
Climb Global Solutions	2,289	101,815
Cohu *	20,449	616,333
CommScope Holding *	1	1
CommVault Systems *	19,384	1,266,744
CompoSecure *	3,243	19,555
Comtech Telecommunications	11,670	142,374
Consensus Cloud Solutions *	8,198	176,995
CoreCard *	4,063	86,826
Corsair Gaming *	21,337	272,900
Couchbase *	15,239	237,119
CPI Card Group *	2,815	46,588
Credo Technology Group Holding *	42,942	610,635
CS Disco *	9,381	52,627
CTS	14,312	535,412
CXApp *	1	1
Daktronics *	20,802	200,115
Digi International *	14,962	376,743
Digimarc *	5,918	153,513
Digital Turbine *	42,333	200,658
DigitalOcean Holdings *	32,291	660,674
Diodes *	20,707	1,347,612
Domo, Cl B *	13,879	113,253
DZS *	1	1
E2open Parent Holdings *	1	3
Eastman Kodak *	19,992	74,370
Ebix	11,454	69,755
eGain *	8,688	52,302
Enfusion, Cl A *	13,916	115,503
EngageSmart *	22,590	511,663
Envestnet *	24,320	899,840
ePlus *	11,669	729,313
Everbridge *	17,541	361,520
EverCommerce *	11,639	111,502
Evolv Technologies Holdings *	53,199	226,096
Expensify, Cl A *	1	3

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Extreme Networks *	62,219	$1,282,956
FARO Technologies *	7,967	102,535
Fastly, Cl A *	62,068	910,538
FormFactor *	35,640	1,207,483
Freshworks, Cl A *	72,520	1,301,009
Grid Dynamics Holdings *	22,933	232,541
Hackett Group	11,682	260,392
Harmonic *	49,665	535,885
Ichor Holdings *	12,094	293,400
Immersion	16,991	108,572
Impinj *	10,370	670,006
Infinera *	103,987	304,682
Information Services Group	14,756	59,909
Insight Enterprises *	14,260	2,043,458
Instructure Holdings *	10,142	249,797
Intapp *	10,257	350,789
InterDigital	13,103	986,001
inTEST *	5,620	72,667
Intevac *	17,403	55,864
IonQ *	72,938	703,122
Iteris *	24,043	106,270
Itron *	21,046	1,205,515
Jamf Holding *	31,902	512,346
Kaltura *	1	2
Kimball Electronics *	10,579	277,170
Knowles *	38,547	500,726
KVH Industries *	10,540	49,327
Lightwave Logic *	46,256	209,540
LivePerson *	1	3
LiveRamp Holdings *	28,895	799,236
LiveVox Holdings *	1	4
Luna Innovations *	16,509	93,771
MACOM Technology Solutions Holdings *	24,972	1,761,525
Marathon Digital Holdings *	75,675	666,697
Matterport *	1	2
Maxeon Solar Technologies *	11,941	74,512
MaxLinear, Cl A *	35,132	534,006
MeridianLink *	10,014	164,430
Methode Electronics	15,615	357,115

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MicroStrategy, Cl A *	5,361	$2,269,794
MicroVision *	1	2
Mirion Technologies, Cl A *	90,717	628,669
Mitek Systems *	17,749	189,559
Model N *	16,087	387,697
N-able *	31,448	407,566
Napco Security Technologies	13,870	254,792
Navitas Semiconductor, Cl A *	47,419	248,476
NETGEAR *	12,489	157,861
NetScout Systems *	29,782	650,141
NextNav *	1	5
nLight *	21,409	178,337
Novanta *	16,291	2,151,389
NVE	2,336	158,848
Olo, Cl A *	45,630	233,169
ON24	17,331	106,586
OneSpan *	19,473	153,837
Onto Innovation *	22,633	2,543,270
OSI Systems *	7,017	731,663
PagerDuty *	41,521	837,479
PAR Technology *	12,379	361,343
PC Connection	4,792	256,755
PDF Solutions *	13,056	346,376
Perficient *	16,015	931,913
Photronics *	26,355	483,878
Plexus *	12,740	1,252,597
Power Integrations	25,937	1,798,212
PowerSchool Holdings, Cl A *	25,754	513,020
Presto Automation *	1	1
Progress Software	21,279	1,093,315
PROS Holdings *	19,724	614,403
Q2 Holdings *	26,645	800,149
Qualys *	16,811	2,571,242
Rackspace Technology *	1	1
Rambus *	50,119	2,722,965
Rapid7 *	27,454	1,276,336
Red Violet *	3,900	77,181
Ribbon Communications *	1	2
Richardson Electronics	6,540	75,014

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Rimini Street *	1	$2
Riot Platforms *	92,389	903,564
Rogers *	8,314	1,021,707
Sanmina *	26,208	1,333,201
ScanSource *	10,823	329,019
SEMrush Holdings, Cl A *	16,387	132,407
Semtech *	27,729	387,097
Silicon Laboratories *	14,325	1,320,478
SiTime *	7,580	756,484
SkyWater Technology *	8,716	42,970
SMART Global Holdings *	20,931	286,755
SmartRent, Cl A *	1	2
SolarWinds *	19,934	183,592
SoundHound AI, Cl A *	1	2
SoundThinking *	3,947	59,560
Sprinklr, Cl A *	46,864	636,882
Sprout Social, Cl A *	22,319	965,966
SPS Commerce *	16,523	2,649,298
Squarespace, Cl A *	20,391	579,308
Super Micro Computer *	21,022	5,034,138
Synaptics *	17,955	1,502,115
Tenable Holdings *	51,568	2,171,528
Terawulf *	1	1
Thoughtworks Holding *	43,664	148,021
Transphorm *	1	3
TTM Technologies *	43,575	500,677
Tucows, Cl A *	4,255	71,867
Turtle Beach *	6,960	57,420
Ultra Clean Holdings *	19,413	463,194
Unisys *	27,150	75,477
Varonis Systems, Cl B *	49,846	1,676,819
Veeco Instruments *	22,298	533,814
Verint Systems *	28,348	533,226
Veritone *	1	3
Viant Technology, Cl A *	5,227	28,174
Viavi Solutions *	99,736	775,946
Vishay Intertechnology	59,336	1,319,633
Vishay Precision Group *	5,452	163,124
Vuzix *	24,435	79,414

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Weave Communications *	18,813	$134,701
Workiva, Cl A *	21,809	1,899,346
X4 Pharmaceuticals *	1	1
Xerox Holdings	51,039	655,341
Xperi *	17,793	151,063
Yext *	47,751	287,939
Zeta Global Holdings, Cl A *	61,566	480,215
Zuora, Cl A *	55,764	413,211
		116,783,598
Materials — 2.9%
5E Advanced Materials *	1	2
AdvanSix	11,842	326,247
Alpha Metallurgical Resources	5,754	1,265,650
American Vanguard	12,698	118,853
Arch Resources	8,232	1,241,633
Aspen Aerogels *	23,052	177,961
ATI *	57,418	2,168,678
Avient	40,261	1,273,053
Balchem	14,244	1,655,723
Cabot	24,567	1,633,214
Carpenter Technology	22,146	1,388,997
Century Aluminum *	23,105	152,724
Chase	3,301	419,425
Clearwater Paper *	7,291	246,509
Coeur Mining *	1	3
Commercial Metals	52,333	2,213,163
Compass Minerals International	15,031	370,364
Constellium, Cl A *	54,345	858,651
Contango ORE *	2,407	41,039
Core Molding Technologies *	4,496	115,008
Dakota Gold *	1	3
Danimer Scientific *	1	1
Ecovyst *	42,014	386,529
Glatfelter *	1	2
Greif, Cl A	11,092	704,342
Greif, Cl B	2,562	164,122
Hawkins	8,416	483,331
Haynes International	5,345	229,969

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
HB Fuller	24,763	$1,638,072
Hecla Mining	261,889	1,065,888
Ingevity *	16,683	671,991
Innospec	11,551	1,131,998
Intrepid Potash *	4,844	96,347
Ivanhoe Electric *	27,524	281,846
Kaiser Aluminum	6,979	396,407
Knife River *	25,455	1,280,896
Koppers Holdings	8,967	327,923
Kronos Worldwide	9,880	68,172
Livent *	80,131	1,169,111
LSB Industries *	31,613	287,994
Materion	8,936	866,613
Mativ Holdings	23,562	308,662
Minerals Technologies	14,092	761,814
Myers Industries	15,525	260,354
O-I Glass, Cl I *	67,657	1,045,301
Olympic Steel	4,186	212,523
Origin Materials *	1	1
Pactiv Evergreen	17,919	154,462
Perimeter Solutions *	72,652	232,486
Perpetua Resources *	22,514	81,276
Piedmont Lithium *	8,891	244,236
PureCycle Technologies *	58,498	260,316
Quaker Chemical	6,097	876,261
Ramaco Resources, Cl A	9,303	109,589
Ramaco Resources, Cl B	1,861	23,276
Ranpak Holdings, Cl A *	16,427	51,909
Rayonier Advanced Materials *	1	3
Ryerson Holding	12,110	351,795
Schnitzer Steel Industries, Cl A	11,153	253,285
Sensient Technologies	19,546	1,102,785
Stepan	9,311	696,463
Summit Materials, Cl A *	54,111	1,780,252
SunCoke Energy	34,209	325,328
Sylvamo	17,159	760,144
TimkenSteel *	19,789	402,310
Tredegar	14,086	63,105
TriMas	18,403	445,537

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Trinseo	16,171	$100,098
Tronox Holdings, Cl A	50,293	537,632
United States Lime & Minerals	1,086	215,017
Valhi	1,238	13,816
Warrior Met Coal	23,940	1,166,596
Worthington Industries	13,943	859,168
		40,614,254
Real Estate — 4.0%
Acadia Realty Trust ‡	41,706	597,230
Alexander & Baldwin ‡	32,372	511,478
Alexander’s ‡	1,086	204,157
Alpine Income Property Trust ‡	7,199	110,865
American Assets Trust ‡	21,805	387,039
American Realty Investors *	597	7,492
Anywhere Real Estate *	47,614	222,357
Apartment Investment and Management, Cl A ‡ *	66,238	388,155
Apple Hospitality REIT ‡	96,057	1,506,174
Armada Hoffler Properties ‡	30,142	300,214
Braemar Hotels & Resorts ‡	1	3
Brandywine Realty Trust ‡	69,877	261,340
Broadstone Net Lease, Cl A ‡	83,754	1,185,119
BRT Apartments ‡	5,411	87,821
CareTrust ‡	43,745	941,392
CBL & Associates Properties ‡	11,506	238,519
Centerspace ‡	6,501	315,819
Chatham Lodging Trust ‡	20,787	192,280
City Office REIT ‡	17,733	67,563
Clipper Realty ‡	4,887	23,213
Community Healthcare Trust ‡	12,727	364,883
Compass, Cl A *	1	2
COPT Defense Properties ‡	52,034	1,186,375
CTO Realty Growth ‡	10,455	169,266
Cushman & Wakefield *	70,065	516,379
DiamondRock Hospitality ‡	88,446	683,688
DigitalBridge Group	71,187	1,128,314
Diversified Healthcare Trust ‡	1	2
Douglas Elliman	1	2

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Douglas Emmett ‡	76,594	$858,619
Easterly Government Properties, Cl A ‡	39,196	421,749
Elme Communities ‡	38,221	487,700
Empire State Realty Trust, Cl A ‡	58,337	471,946
Equity Commonwealth ‡	45,930	869,914
Essential Properties Realty Trust ‡	73,081	1,604,128
eXp World Holdings	30,921	410,322
Farmland Partners ‡	23,223	241,984
Forestar Group *	7,939	188,551
Four Corners Property Trust ‡	40,058	853,235
FRP Holdings *	2,952	158,788
Getty Realty ‡	18,993	505,594
Gladstone Commercial ‡	16,943	202,469
Gladstone Land ‡	13,603	185,817
Global Medical REIT ‡	28,630	247,936
Global Net Lease ‡	80,059	635,666
Hersha Hospitality Trust, Cl A ‡	13,405	132,978
Hudson Pacific Properties ‡	66,013	294,418
Independence Realty Trust ‡	107,442	1,331,206
Innovative Industrial Properties, Cl A ‡	12,176	874,602
InvenTrust Properties ‡	29,630	743,713
JBG SMITH Properties ‡	50,735	652,959
Kennedy-Wilson Holdings	51,531	663,204
Kite Realty Group Trust ‡	98,460	2,099,167
LTC Properties ‡	17,920	566,451
LXP Industrial Trust ‡	129,633	1,025,397
Macerich ‡	93,786	911,600
Marcus & Millichap	11,849	340,066
Maui Land & Pineapple *	4,821	70,579
National Health Investors ‡	18,564	928,943
NETSTREIT ‡	34,802	495,928
Newmark Group, Cl A	66,614	377,701
NexPoint Diversified Real Estate Trust ‡	15,715	123,834
NexPoint Residential Trust ‡	10,323	278,618
Office Properties Income Trust ‡	20,542	92,234
One Liberty Properties ‡	7,069	130,070
Opendoor Technologies *	1	2
Orion Office REIT ‡	23,633	112,966
Outfront Media ‡	63,758	622,278

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Paramount Group ‡	76,766	$328,558
Peakstone Realty Trust ‡	20,467	264,434
Pebblebrook Hotel Trust ‡	57,218	682,611
Phillips Edison ‡	53,933	1,904,374
Physicians Realty Trust ‡	108,559	1,178,951
Piedmont Office Realty Trust, Cl A ‡	50,702	264,157
Plymouth Industrial REIT ‡	21,009	418,919
Postal Realty Trust, Cl A ‡	7,799	103,259
PotlatchDeltic ‡	35,185	1,507,677
RE/MAX Holdings, Cl A	8,170	87,909
Redfin *	42,897	199,900
Retail Opportunity Investments ‡	51,789	608,003
RLJ Lodging Trust ‡	69,770	655,838
RMR Group, Cl A	6,799	153,113
RPT Realty ‡	38,494	415,350
Ryman Hospitality Properties ‡	25,618	2,192,901
Sabra Health Care REIT ‡	101,067	1,378,554
Safehold ‡	21,188	344,729
Saul Centers ‡	5,238	182,125
Service Properties Trust ‡	67,705	490,861
SITE Centers ‡	86,001	1,002,772
SL Green Realty ‡	29,848	874,248
St. Joe	15,510	723,386
Star Holdings *	8,885	101,733
Stratus Properties *	2,367	60,761
Summit Hotel Properties ‡	42,897	241,939
Sunstone Hotel Investors ‡	91,604	851,917
Tanger Factory Outlet Centers ‡	47,363	1,068,036
Tejon Ranch *	9,310	144,491
Terreno Realty ‡	37,301	1,987,397
Transcontinental Realty Investors *	700	21,266
UMH Properties ‡	22,462	310,200
Uniti Group ‡	100,452	462,079
Universal Health Realty Income Trust ‡	5,622	216,110
Urban Edge Properties ‡	48,989	776,966
Veris Residential ‡	37,541	502,674
Whitestone REIT, Cl B ‡	19,005	189,100
Xenia Hotels & Resorts ‡	50,014	581,663
		56,289,434

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.9%
ALLETE	25,749	$1,378,601
Altus Power, Cl A *	42,422	225,261
American States Water	16,509	1,288,527
Artesian Resources, Cl A	3,780	148,554
Avista	37,156	1,177,474
Black Hills	29,684	1,435,221
Cadiz *	1	3
California Water Service Group	27,393	1,333,491
Chesapeake Utilities	7,621	675,297
Genie Energy, Cl B	10,363	205,602
Global Water Resources	5,430	57,178
MGE Energy	16,863	1,207,897
Middlesex Water	7,610	483,463
Montauk Renewables *	27,801	279,678
New Jersey Resources	44,427	1,802,848
Northwest Natural Holding	15,526	569,959
Northwestern Energy Group	26,564	1,275,338
ONE Gas	25,033	1,511,993
Ormat Technologies	23,604	1,452,590
Otter Tail	18,993	1,461,321
PNM Resources	39,256	1,658,959
Portland General Electric	43,136	1,726,303
Pure Cycle *	8,145	77,866
RGC Resources	4,567	71,428
SJW Group	13,931	870,409
Southwest Gas Holdings	29,224	1,712,819
Spire	24,324	1,353,144
Sunnova Energy International *	42,615	389,075
Unitil	7,036	321,334
York Water	6,145	221,650
		26,373,283
TOTAL UNITED STATES		908,116,368
TOTAL COMMON STOCK (Cost $1,033,417,296)		934,224,515

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE TRADED FUND(A)(B) — 34.5%
Vanguard Russell 2000 ETF (C)	7,291,848	$485,418,321
TOTAL EXCHANGE TRADED FUND (Cost $526,119,573)		485,418,321
	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
CinCor Pharma# *(A)(D)	15,984	48,911
Jounce Therapeutics# *(A)(D)	1	—
Lazydays Holdings*(A)(D) Expires 11/14/2023	7,630	—
Novartis CVR# *(D)	26,043	10,157
OmniAb CVR# *(A)(D)	2,421	49
OmniAb CVR# *(A)(D)	2,421	48
TOTAL RIGHTS (Cost $–)		59,165
TOTAL INVESTMENTS — 101.0% (Cost $1,559,536,869)		$1,419,702,001

WRITTEN OPTIONS— (1.2)% (Premiums Received $(40,868,285))		$(16,253,460)

Percentages are based on Net Assets of $1,406,037,745.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
Russell 2000 Index	(8,532)	$(1,418,259,002)	$1,690	11/17/23	$(16,253,460)

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,419,702,001.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Russell 2000 Covered Call ETF

(B)	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(C)	Affiliated investment.
(D)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$934,176,125	$48,390	$—	$934,224,515
Exchange Traded Fund	485,418,321	—	—	485,418,321
Rights	—	—	59,165	59,165
Total Investments in Securities	$1,419,594,446	$48,390	$59,165	$1,419,702,001

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(16,253,460)	$—	$—	$(16,253,460)
Total Other Financial Instruments	$(16,253,460)	$—	$—	$(16,253,460)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The following is a summary of the transactions with affiliates for the year ended October 31, 2023:

Value at 10/31/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 10/31/23	Income	Capital Gains
Vanguard Russell 2000 ETF
$444,049,022	$636,462,168	($551,283,787)	($44,524,279)	$715,197	$485,418,321	$7,451,586	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.1%
AUSTRALIA — 8.7%
Communication Services — 0.1%
REA Group	56	$5,095
Telstra Group	4,848	11,695
		16,790
Consumer Discretionary — 0.3%
Wesfarmers	1,541	49,292

Consumer Staples — 0.7%
Coles Group	3,011	29,111
Endeavour Group	2,690	8,414
Woolworths Group	2,775	61,881
		99,406
Energy — 0.5%
Santos	3,804	18,473
Woodside Energy Group	2,231	48,395
		66,868
Financials — 2.6%
ANZ Group Holdings	3,559	55,681
ASX	226	8,032

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Commonwealth Bank of Australia	1,974	$120,685
Macquarie Group	425	43,318
National Australia Bank	3,687	65,481
QBE Insurance Group	1,761	17,394
Suncorp Group	1,491	12,631
Westpac Banking	4,104	53,528
		376,750
Health Care — 0.8%
Cochlear	359	54,743
EBOS Group	796	16,200
Sonic Healthcare	2,588	47,110
		118,053
Industrials — 0.5%
Brambles	2,176	18,062
Computershare	802	12,588
Transurban Group	4,923	36,843
		67,493
Information Technology — 0.1%
WiseTech Global	210	7,733

Materials — 2.8%
BHP Group	6,196	174,574
Fortescue Metals Group	2,060	29,086
Glencore	13,832	73,037
Rio Tinto	464	34,543
Rio Tinto PLC	1,373	87,551
South32	5,674	11,927
		410,718
Real Estate — 0.2%
Goodman Group ‡	1,995	26,198
Scentre Group ‡	6,119	9,414
		35,612

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
APA Group	1,365	$7,121

TOTAL AUSTRALIA		1,255,836
AUSTRIA — 0.3%
Communication Services — 0.0%
Eurotelesites *	43	144
Telekom Austria, Cl A	170	1,186
		1,330
Energy — 0.0%
OMV	170	7,432

Financials — 0.2%
BAWAG Group	100	4,433
Erste Group Bank	426	15,197
Raiffeisen Bank International *	168	2,428
		22,058
Industrials — 0.0%
ANDRITZ	110	5,046
Strabag	21	829
		5,875
Utilities — 0.1%
EVN	15	407
Verbund	112	9,707
		10,114
TOTAL AUSTRIA		46,809
BELGIUM — 1.6%
Consumer Discretionary — 0.0%
D’ieteren Group	26	3,850

Consumer Staples — 0.9%
Anheuser-Busch InBev	2,357	133,612

Financials — 0.2%
Groupe Bruxelles Lambert	120	8,752

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
KBC Group	393	$21,559
		30,311
Health Care — 0.3%
UCB	641	46,791

Materials — 0.1%
Solvay	87	9,172

Utilities — 0.1%
Elia Group	43	4,075

TOTAL BELGIUM		227,811
BRAZIL — 0.0%
Materials — 0.0%
Yara International	199	6,502

CHINA — 0.7%
Consumer Discretionary — 0.4%
Chow Tai Fook Jewellery Group	3,000	4,233
Prosus	2,052	57,332
		61,565
Consumer Staples — 0.2%
Budweiser Brewing APAC	3,700	7,037
Wilmar International	6,512	16,921
		23,958
Financials — 0.1%
BOC Hong Kong Holdings	4,400	11,640

Utilities — 0.0%
ENN Energy Holdings	800	6,109

TOTAL CHINA		103,272

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 1.2%
Health Care — 0.4%
Coloplast, Cl B	637	$66,304

Industrials — 0.7%
AP Moller - Maersk, Cl A	4	6,515
AP Moller - Maersk, Cl B	7	11,623
DSV	286	42,608
Vestas Wind Systems *	1,618	34,888
		95,634
Utilities — 0.1%
Orsted	226	10,875

TOTAL DENMARK		172,813
FINLAND — 0.9%
Energy — 0.1%
Neste	504	16,893

Financials — 0.5%
Mandatum *	563	2,173
Nordea Bank Abp	4,344	45,607
Sampo, Cl A	563	22,084
		69,864
Industrials — 0.2%
Kone, Cl B	651	28,137

Information Technology — 0.1%
Nokia	6,457	21,431

TOTAL FINLAND		136,325
FRANCE — 11.5%
Communication Services — 0.0%
Adevinta, Cl B *	340	2,984

Consumer Discretionary — 2.6%
Christian Dior	4	2,757
Hermes International SCA	46	85,556

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Kering	91	$36,859
LVMH Moet Hennessy Louis Vuitton	349	248,819
		373,991
Consumer Staples — 2.6%
Danone	1,431	84,931
L’Oreal	519	217,322
Pernod Ricard	453	80,203
		382,456
Energy — 1.3%
TotalEnergies	2,719	181,636

Financials — 1.1%
AXA	2,096	61,934
BNP Paribas	1,326	76,092
Credit Agricole	1,335	16,056
		154,082
Health Care — 1.9%
EssilorLuxottica	1,542	278,126

Industrials — 0.6%
Vinci	802	88,570

Information Technology — 0.5%
Capgemini	189	33,262
Dassault Systemes	833	34,176
		67,438
Materials — 0.7%
Air Liquide	637	108,861

Utilities — 0.2%
Engie	2,215	35,128

TOTAL FRANCE		1,673,272

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 6.3%
Communication Services — 0.6%
Deutsche Telekom	4,085	$88,408

Consumer Discretionary — 1.0%
adidas	224	39,588
Bayerische Motoren Werke	407	37,699
Mercedes-Benz Group	1,084	63,511
Volkswagen	37	4,255
		145,053
Consumer Staples — 0.3%
Beiersdorf	221	28,978
Henkel & KGaA	206	12,990
		41,968
Financials — 1.5%
Allianz	482	112,543
Deutsche Boerse	224	36,747
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	160	64,012
		213,302
Industrials — 0.6%
Daimler Truck Holding	837	26,205
Deutsche Post	1,492	57,972
Hapag-Lloyd	10	1,439
		85,616
Information Technology — 1.5%
Infineon Technologies	1,574	45,711
SAP	1,249	167,322
		213,033
Materials — 0.3%
BASF	1,109	51,033

Real Estate — 0.1%
Vonovia ‡	902	20,689

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.4%
E.ON	2,694	$31,950
RWE	798	30,475
		62,425
TOTAL GERMANY		921,527
HONG KONG — 2.1%
Financials — 1.4%
AIA Group	13,565	117,627
Hang Seng Bank	780	8,937
Hong Kong Exchanges & Clearing	1,394	48,993
Prudential	3,260	33,933
		209,490
Industrials — 0.2%
MTR	2,400	8,971
Techtronic Industries	1,932	17,605
		26,576
Real Estate — 0.3%
CK Asset Holdings ‡	2,000	9,994
Henderson Land Development	1,700	4,432
Link REIT ‡	3,000	13,764
Sun Hung Kai Properties ‡	1,590	16,328
		44,518
Utilities — 0.2%
CK Infrastructure Holdings	800	3,706
CLP Holdings	1,800	13,170
Hong Kong & China Gas	12,510	8,714
		25,590
TOTAL HONG KONG		306,174
ISRAEL — 0.7%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	2,319	2,851

Consumer Discretionary — 0.0%
Global-e Online *	102	3,581

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.0%
Strauss Group *	111	$2,054

Energy — 0.0%
Delek Group	8	872

Financials — 0.3%
Bank Hapoalim	1,436	10,248
Bank Leumi Le-Israel	1,783	11,455
First International Bank of Israel	59	2,005
Israel Discount Bank, Cl A	1,437	6,305
Mizrahi Tefahot Bank	168	5,191
Phoenix Holdings	137	1,162
		36,366
Industrials — 0.0%
Ashtrom Group	82	882
Shapir Engineering and Industry	205	1,098
ZIM Integrated Shipping Services	104	805
		2,785
Information Technology — 0.3%
Check Point Software Technologies *	118	15,842
Nice *	74	11,425
Nova *	35	3,330
Tower Semiconductor *	133	3,077
Wix.com *	68	5,433
		39,107
Materials — 0.0%
Israel *	5	1,077

Real Estate — 0.1%
Airport City *	94	1,234
Alony Hetz Properties & Investments	221	1,075
Amot Investments	255	1,067
Azrieli Group	31	1,331
Big Shopping Centers *	14	979
Melisron	29	1,569

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mivne Real Estate KD	579	$1,248
		8,503
TOTAL ISRAEL		97,196
ITALY — 2.3%
Consumer Discretionary — 0.4%
Ferrari	168	50,698
PRADA	600	3,604
		54,302
Consumer Staples — 0.1%
Davide Campari-Milano	1,114	12,281

Energy — 0.3%
Eni	2,939	47,928

Financials — 0.9%
Assicurazioni Generali	1,408	27,898
Intesa Sanpaolo	19,220	49,905
UniCredit	2,153	53,764
		131,567
Utilities — 0.6%
Enel	9,253	58,565
Snam	2,442	11,177
Terna - Rete Elettrica Nazionale	1,661	12,687
		82,429
TOTAL ITALY		328,507
JAPAN — 27.9%
Communication Services — 1.9%
Dentsu Group	290	8,330
KDDI	1,817	53,834
Konami Group	114	5,837
LY	3,075	7,762
Nexon	538	9,753
Nintendo	1,424	58,494
Nippon Telegraph & Telephone	34,285	40,025
SoftBank	3,222	36,274

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
SoftBank Group	1,185	$47,918
Toho	170	5,760
		273,987
Consumer Discretionary — 4.9%
Aisin	224	7,694
Bandai Namco Holdings	842	17,252
Bridgestone	782	29,262
Denso	2,548	37,006
Fast Retailing	239	52,110
Honda Motor	6,522	64,878
Isuzu Motors	815	8,936
Nissan Motor	2,997	11,229
Nitori Holdings	110	11,919
Oriental Land	1,536	49,261
Pan Pacific International Holdings	693	13,300
Panasonic Holdings	3,367	29,102
Rakuten Group	1,996	7,338
Sekisui House	951	18,455
Shimano	112	15,941
Subaru	792	13,385
Sumitomo Electric Industries	1,004	10,402
Suzuki Motor	634	24,214
Toyota Motor	16,626	284,336
Yamaha	222	5,833
ZOZO	180	3,395
		715,248
Consumer Staples — 2.2%
Aeon	1,997	41,761
Asahi Group Holdings	1,153	41,386
Kao	1,010	36,640
Kirin Holdings	1,792	25,079
Kobe Bussan	314	7,761
Nissin Foods Holdings	174	15,109
Seven & i Holdings	1,759	63,800
Shiseido	931	29,274
Suntory Beverage & Food	284	8,397
Unicharm	961	32,496

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Yakult Honsha	670	$15,736
		317,439
Energy — 0.3%
ENEOS Holdings	3,717	13,688
Idemitsu Kosan	260	5,870
Inpex	1,217	17,538
		37,096
Financials — 3.2%
Dai-ichi Life Holdings	1,162	24,369
Japan Exchange Group	629	12,313
Japan Post Bank	1,689	15,608
Mitsubishi UFJ Financial Group	15,178	125,978
Mizuho Financial Group	3,068	51,567
MS&AD Insurance Group Holdings	563	20,420
Nomura Holdings	3,515	13,459
ORIX	1,363	24,435
Resona Holdings	2,820	14,962
Sompo Holdings	409	17,573
Sumitomo Mitsui Financial Group	1,590	75,802
Sumitomo Mitsui Trust Holdings	450	16,669
Tokio Marine Holdings	2,430	53,640
		466,795
Health Care — 4.5%
Eisai	1,661	87,314
Hoya	1,907	180,507
Kyowa Kirin	1,323	20,599
M3	2,352	35,937
Otsuka Holdings	3,048	101,637
Shionogi	1,564	72,156
Sysmex	834	39,391
Terumo	4,084	110,348
		647,889
Industrials — 5.8%
ANA Holdings *	212	4,132
Central Japan Railway	1,613	36,170

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Daifuku	608	$9,902
Daikin Industries	460	65,699
East Japan Railway	607	31,551
FANUC	1,477	35,627
Hankyu Hanshin Holdings	443	13,827
ITOCHU	2,277	80,784
Japan Airlines	201	3,669
Komatsu	1,531	35,009
Kubota	1,697	22,568
Marubeni	2,686	38,629
MINEBEA MITSUMI	671	10,321
MISUMI Group	396	5,908
Mitsubishi Electric	3,419	37,871
Mitsui	2,412	86,274
Mitsui OSK Lines	590	15,127
MonotaRO	342	2,711
NIDEC CORP	837	29,961
Nippon Yusen	806	19,569
Recruit Holdings	2,668	76,334
Secom	389	26,842
SG Holdings	710	9,995
SMC	90	40,815
Sumitomo	1,928	37,409
Tokyu	884	9,923
Toshiba *	180	5,466
Toyota Industries	276	20,147
West Japan Railway	422	16,011
Yaskawa Electric	377	12,141
		840,392
Information Technology — 3.2%
Advantest	922	23,226
Canon	1,278	29,966
Disco	115	19,861
Fujitsu	225	28,845
Keyence	239	91,768
Kyocera	409	19,915
Lasertec	94	15,644
Murata Manufacturing	2,359	38,591

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NEC	336	$15,985
Nomura Research Institute	534	13,907
NTT Data Group	798	9,714
Obic	76	11,163
Omron	237	8,368
Oracle Japan	54	3,804
Renesas Electronics *	1,684	21,744
Rohm	456	7,184
TDK	454	16,662
TIS	260	5,502
Tokyo Electron	563	73,440
Trend Micro	166	6,184
		461,473
Materials — 1.1%
Asahi Kasei	1,693	10,323
Mitsubishi Chemical Group	1,622	9,083
Nippon Paint Holdings	1,245	8,278
Nippon Sanso Holdings	277	6,897
Nippon Steel	1,134	24,201
Nitto Denko	178	11,381
Shin-Etsu Chemical	2,438	71,927
Sumitomo Metal Mining	338	9,409
Toray Industries	2,025	9,692
		161,191
Real Estate — 0.6%
Daiwa House Industry	792	21,583
Mitsubishi Estate ‡	1,465	18,515
Mitsui Fudosan ‡	1,124	24,099
Nippon Building Fund ‡	2	8,016
Sumitomo Realty & Development	570	14,129
		86,342
Utilities — 0.2%
Chubu Electric Power	907	10,915
Osaka Gas	505	9,477

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Tokyo Gas	465	$10,375
		30,767
TOTAL JAPAN		4,038,619
LUXEMBOURG — 0.1%
Materials — 0.1%
ArcelorMittal	561	12,381

NETHERLANDS — 6.7%
Communication Services — 0.1%
Universal Music Group	867	21,169

Consumer Staples — 0.8%
Heineken	579	51,861
Koninklijke Ahold Delhaize	2,220	65,704
		117,565
Energy — 1.8%
Shell	7,912	254,084

Financials — 0.6%
Adyen *	37	24,791
EXOR	136	11,636
ING Groep	4,232	53,804
		90,231
Health Care — 1.0%
Argenx *	318	149,274

Industrials — 0.4%
Wolters Kluwer	410	52,481

Information Technology — 2.0%
ASML Holding	493	294,580

TOTAL NETHERLANDS		979,384

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	2,231	$6,449

Health Care — 0.3%
Fisher & Paykel Healthcare	3,207	38,818

Industrials — 0.1%
Auckland International Airport	2,053	8,765
Infratil	1,302	7,437
Mainfreight	127	4,228
		20,430
Information Technology — 0.1%
Xero *	164	11,078

Utilities — 0.1%
Mercury NZ	746	2,560
Meridian Energy	1,446	4,063
		6,623
TOTAL NEW ZEALAND		83,398
NORWAY — 0.9%
Communication Services — 0.0%
Telenor	757	7,735

Consumer Staples — 0.2%
Mowi	982	15,936
Orkla	1,632	11,240
Salmar	143	6,769
		33,945
Energy — 0.4%
Aker BP	344	9,887
Equinor	1,204	40,355
Var Energi	369	1,243
		51,485
Financials — 0.2%
DNB Bank	1,078	19,424

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Gjensidige Forsikring	226	$3,385
		22,809
Materials — 0.1%
Norsk Hydro	1,658	9,451

TOTAL NORWAY		125,425
PORTUGAL — 0.1%
Utilities — 0.1%
EDP - Energias de Portugal	3,674	15,417

SINGAPORE — 1.7%
Communication Services — 0.2%
Sea ADR *	424	17,681
Singapore Telecommunications	8,090	14,053
		31,734
Financials — 0.9%
DBS Group Holdings	2,135	51,192
Oversea-Chinese Banking	4,794	44,369
United Overseas Bank	1,779	35,085
		130,646
Industrials — 0.2%
Grab Holdings, Cl A *	2,825	8,673
Jardine Cycle & Carriage	100	2,058
Keppel	1,900	8,612
Singapore Airlines	1,763	7,863
Singapore Technologies Engineering	2,128	5,840
		33,046
Information Technology — 0.2%
STMicroelectronics	791	30,074

Real Estate — 0.2%
CapitaLand Ascendas REIT ‡	3,913	7,426
CapitaLand Integrated Commercial Trust ‡	5,434	6,981
CapitaLand Investment ‡	2,729	5,856

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Keppel ‡	380	$220
		20,483
TOTAL SINGAPORE		245,983
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American	1,618	41,162

SPAIN — 2.6%
Communication Services — 0.3%
Cellnex Telecom ‡	697	20,422
Telefonica	6,795	26,187
		46,609
Consumer Discretionary — 0.6%
Amadeus IT Group	615	34,986
Industria de Diseno Textil	1,522	52,365
		87,351
Financials — 1.0%
Banco Bilbao Vizcaya Argentaria	7,155	56,132
Banco Santander	19,618	71,872
CaixaBank	4,722	19,141
		147,145
Utilities — 0.7%
EDP Renovaveis	348	5,587
Iberdrola	7,141	79,255
Naturgy Energy Group	206	5,814
		90,656
TOTAL SPAIN		371,761
SWEDEN — 3.3%
Communication Services — 0.1%
Embracer Group, Cl B *	1,069	1,732
Telia	2,952	6,238
		7,970

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.1%
H & M Hennes & Mauritz, Cl B	898	$12,000
Volvo Car, Cl B *	624	2,140
		14,140
Consumer Staples — 0.2%
Essity, Cl B	1,355	30,841

Financials — 0.8%
EQT	359	6,519
Industrivarden, Cl A	224	5,778
Industrivarden, Cl C	218	5,604
Investor, Cl B	2,160	39,516
L E Lundbergforetagen, Cl B	62	2,523
Skandinaviska Enskilda Banken, Cl A	1,962	21,828
Skandinaviska Enskilda Banken, Cl C	4	46
Svenska Handelsbanken, Cl A	1,821	15,484
Svenska Handelsbanken, Cl B	54	556
Swedbank, Cl A	1,092	17,862
		115,716
Industrials — 1.8%
Alfa Laval	453	14,621
Assa Abloy, Cl B	1,594	33,884
Atlas Copco, Cl A	4,109	53,033
Atlas Copco, Cl B	2,519	28,194
Epiroc, Cl A	1,027	16,867
Epiroc, Cl B	551	7,629
Investment Latour, Cl B	174	3,002
Nibe Industrier, Cl B	2,163	12,425
Sandvik	1,736	29,460
Volvo, Cl A	252	5,039
Volvo, Cl B	2,530	50,022
		254,176
Information Technology — 0.2%
Hexagon, Cl B	2,533	20,563
Telefonaktiebolaget LM Ericsson, Cl B	3,593	16,083
		36,646

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.1%
Boliden	346	$8,849
Svenska Cellulosa, Cl B	739	10,117
		18,966
TOTAL SWEDEN		478,455
SWITZERLAND — 4.5%
Consumer Discretionary — 0.6%
Cie Financiere Richemont, Cl A	703	82,579

Financials — 1.2%
UBS Group	3,662	85,388
Zurich Insurance Group	176	83,276
		168,664
Health Care — 1.3%
Alcon	2,706	192,740

Industrials — 0.7%
ABB	2,555	85,461
Kuehne + Nagel International	88	23,643
		109,104
Materials — 0.7%
DSM-Firmenich	248	22,436
Givaudan	9	29,867
Sika	186	44,331
		96,634
TOTAL SWITZERLAND		649,721
UNITED KINGDOM — 7.6%
Communication Services — 0.2%
BT Group, Cl A	7,762	10,620
Vodafone Group	27,702	25,446
		36,066
Consumer Discretionary — 0.4%
Compass Group	2,419	60,849

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 2.0%
Associated British Foods	718	$17,652
Coca-Cola Europacific Partners	477	27,909
Diageo	5,051	190,432
Tesco	16,046	52,513
		288,506
Energy — 0.9%
BP	20,494	124,988

Financials — 2.4%
Barclays	17,249	27,545
HSBC Holdings	23,756	170,740
Legal & General Group	7,061	18,113
Lloyds Banking Group	79,612	38,584
London Stock Exchange Group	501	50,337
NatWest Group	6,654	14,388
Standard Chartered	2,908	22,231
		341,938
Industrials — 1.2%
Ashtead Group	721	41,155
CK Hutchison Holdings	4,320	21,836
RELX	3,055	106,319
		169,310
Utilities — 0.5%
National Grid	4,633	55,016
SSE	1,246	24,690
		79,706
TOTAL UNITED KINGDOM		1,101,363
UNITED STATES — 6.5%
Communication Services — 0.2%
Spotify Technology *	163	26,856

Consumer Discretionary — 0.4%
Stellantis	3,002	55,847

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.3%
Haleon	10,527	$42,090

Energy — 0.1%
Tenaris	557	8,799

Health Care — 3.4%
CSL	2,608	383,670
ICON *	447	109,050
Inmode *	335	6,399
		499,119
Industrials — 1.2%
Experian	1,469	44,403
Schneider Electric	847	129,798
		174,201
Information Technology — 0.1%
CyberArk Software *	50	8,182
Monday.com *	32	4,160
		12,342
Materials — 0.8%
CRH	894	47,960
Holcim	650	40,055
James Hardie Industries *	557	13,786
Newmont *	406	15,544
		117,345
TOTAL UNITED STATES		936,599
TOTAL COMMON STOCK (Cost $15,077,298)		14,355,712

PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke (A)	75	6,354
Dr Ing hc F Porsche (A)	130	11,342
Volkswagen (A)	245	25,852
		43,548

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Staples — 0.2%
Henkel & KGaA (A)	372	$26,770
TOTAL GERMANY		70,318
TOTAL PREFERRED STOCK (Cost $91,426)		70,318
TOTAL INVESTMENTS — 99.6% (Cost $15,168,724)		$14,426,030

Percentages are based on Net Assets of $14,484,615.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023
Global X Nasdaq 100® Covered Call & Growth ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 100.5%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	456	$565,778

CHINA — 1.1%
Consumer Discretionary — 0.7%
JD.com ADR	4,125	104,858
PDD Holdings ADR *	5,951	603,550
		708,408
Information Technology — 0.4%
NXP Semiconductors	2,346	404,521

TOTAL CHINA		1,112,929
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding	783	468,868

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	5,265	$332,906

UNITED STATES — 98.1%
Communication Services — 16.1%
Alphabet, Cl A *	25,174	3,123,590
Alphabet, Cl C *	24,614	3,084,134
Charter Communications, Cl A *	1,362	548,614
Comcast, Cl A	37,452	1,546,393
Electronic Arts	2,465	305,142
Meta Platforms, Cl A *	13,219	3,982,488
Netflix *	4,033	1,660,346
Sirius XM Holdings	35,086	150,168
T-Mobile US *	10,705	1,540,021
Trade Desk, Cl A *	4,060	288,098
Warner Bros Discovery *	22,180	220,469
		16,449,463
Consumer Discretionary — 12.7%
Airbnb, Cl A *	3,897	460,976
Amazon.com *	43,779	5,826,547
Booking Holdings *	324	903,818
eBay	4,741	185,989
Lucid Group *	20,504	84,477
Lululemon Athletica *	1,093	430,074
Marriott International, Cl A	2,720	512,883
O’Reilly Automotive *	551	512,672
Ross Stores	3,100	359,507
Starbucks	10,423	961,418
Tesla *	13,467	2,704,712
		12,943,073
Consumer Staples — 6.6%
Costco Wholesale	4,036	2,229,648
Dollar Tree *	2,017	224,068
Keurig Dr Pepper	12,715	385,646
Kraft Heinz	11,177	351,628
Mondelez International, Cl A	12,379	819,614
Monster Beverage *	9,579	489,487

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	12,527	$2,045,408
Walgreens Boots Alliance	7,920	166,954
		6,712,453
Energy — 0.6%
Baker Hughes, Cl A	9,188	316,251
Diamondback Energy	1,651	264,688
		580,939
Financials — 0.5%
PayPal Holdings *	9,953	515,565

Health Care — 6.5%
Align Technology *	684	126,260
Amgen	4,852	1,240,656
Biogen *	1,309	310,940
Dexcom *	3,530	313,570
GE HealthCare Technologies	4,139	275,533
Gilead Sciences	11,338	890,487
IDEXX Laboratories *	755	301,600
Illumina *	1,409	154,173
Intuitive Surgical *	3,194	837,531
Moderna *	3,401	258,340
Regeneron Pharmaceuticals *	971	757,273
Seagen *	1,708	363,479
Vertex Pharmaceuticals *	2,349	850,596
		6,680,438
Industrials — 4.9%
Automatic Data Processing	3,749	818,107
Cintas	926	469,593
Copart *	8,689	378,145
CSX	18,135	541,330
Fastenal	5,199	303,310
Honeywell International	6,042	1,107,257
Old Dominion Freight Line	986	371,387
PACCAR	4,757	392,595
Paychex	3,281	364,355

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Verisk Analytics, Cl A	1,310	$297,841
		5,043,920
Information Technology — 48.7%
Adobe *	4,148	2,206,985
Advanced Micro Devices *	14,702	1,448,147
Analog Devices	4,535	713,492
ANSYS *	790	219,825
Apple	66,337	11,328,369
Applied Materials	7,612	1,007,448
Atlassian, Cl A *	1,395	251,993
Autodesk *	1,945	384,390
Broadcom	3,755	3,159,344
Cadence Design Systems *	2,473	593,149
Cisco Systems	37,082	1,933,085
Cognizant Technology Solutions, Cl A	4,523	291,598
Crowdstrike Holdings, Cl A *	2,057	363,616
Datadog, Cl A *	2,721	221,680
Enphase Energy *	1,248	99,316
Fortinet *	7,146	408,537
GLOBALFOUNDRIES *	4,984	247,306
Intel	37,964	1,385,686
Intuit	2,539	1,256,678
KLA	1,244	584,307
Lam Research	1,200	705,864
Marvell Technology	7,917	373,841
Microchip Technology	4,953	353,099
Micron Technology	9,967	666,493
Microsoft	31,525	10,658,918
NVIDIA	10,480	4,273,744
ON Semiconductor *	3,927	245,987
Palo Alto Networks *	2,789	677,783
QUALCOMM	10,130	1,104,069
Synopsys *	1,388	651,583
Texas Instruments	8,234	1,169,310
Workday, Cl A *	1,884	398,862
Zoom Video Communications, Cl A *	2,281	136,814
Zscaler *	1,312	208,201
		49,729,519

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.2%
CoStar Group *	3,716	$272,792

Utilities — 1.3%
American Electric Power	4,688	354,132
Constellation Energy	2,882	325,435
Exelon	9,056	352,641
Xcel Energy	5,019	297,476
		1,329,684
TOTAL UNITED STATES		100,257,846
TOTAL COMMON STOCK (Cost $98,833,475)		102,738,327
TOTAL INVESTMENTS — 100.5% (Cost $98,833,475)		$102,738,327

WRITTEN OPTIONS— (0.6)% (Premiums Received $(1,430,104))		$(652,400)

Percentages are based on Net Assets of $102,178,687.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
Nasdaq-100	(35)	$(50,434,230)	$14,600	11/17/23	$(652,400)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $74,989,598.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$102,738,327	$—	$—	$102,738,327
Total Investments in Securities	$102,738,327	$—	$—	$102,738,327

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(652,400)	$—	$—	$(652,400)
Total Other Financial Instruments	$(652,400)	$—	$—	$(652,400)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 100. 4%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	451	$77,766

UNITED STATES — 100.3%
Communication Services — 8.7%
Alphabet, Cl A *	10,348	1,283,980
Alphabet, Cl C *	8,802	1,102,891
AT&T	12,485	192,269
Charter Communications, Cl A *	183	73,712
Comcast, Cl A	7,178	296,380
Electronic Arts	405	50,135
Fox, Cl A	493	14,982
Fox, Cl B	238	6,643
Interpublic Group	708	20,107
Live Nation Entertainment *	235	18,805
Match Group *	490	16,954
Meta Platforms, Cl A *	3,876	1,167,723
Netflix *	764	314,531
News, Cl A	708	14,641
News, Cl B	236	5,060
Omnicom Group	328	24,570

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Paramount Global, Cl B	893	$9,716
Take-Two Interactive Software *	290	38,787
T-Mobile US *	879	126,453
Verizon Communications	7,195	252,760
Walt Disney *	3,208	261,741
Warner Bros Discovery *	4,051	40,267
		5,333,107
Consumer Discretionary — 10.6%
Airbnb, Cl A *	716	84,696
Amazon.com *	15,836	2,107,613
Aptiv *	473	41,246
AutoZone *	32	79,268
Bath & Body Works	470	13,935
Best Buy	350	23,387
Booking Holdings *	62	172,953
BorgWarner	467	17,232
Caesars Entertainment *	402	16,036
CarMax *	300	18,327
Carnival *	1,688	19,344
Chipotle Mexican Grill, Cl A *	48	93,226
Darden Restaurants	206	29,979
Domino’s Pizza	57	19,322
DR Horton	529	55,228
eBay	970	38,053
Etsy *	233	14,516
Expedia Group *	211	20,106
Ford Motor	6,832	66,612
Garmin	274	28,093
General Motors	2,445	68,949
Genuine Parts	257	33,117
Hasbro	237	10,701
Hilton Worldwide Holdings	466	70,613
Home Depot	1,753	499,062
Las Vegas Sands	600	28,476
Lennar, Cl A	414	44,166
LKQ	474	20,818
Lowe’s	1,022	194,763
Lululemon Athletica *	216	84,992

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Marriott International, Cl A	422	$79,572
McDonald’s	1,265	331,645
MGM Resorts International	415	14,492
Mohawk Industries *	69	5,546
NIKE, Cl B	2,137	219,619
Norwegian Cruise Line Holdings *	698	9,493
NVR *	6	32,476
O’Reilly Automotive *	105	97,696
Pool	63	19,894
PulteGroup	377	27,743
Ralph Lauren, Cl A	48	5,401
Ross Stores	597	69,234
Royal Caribbean Cruises *	410	34,739
Starbucks	1,998	184,296
Tapestry	474	13,063
Tesla *	4,816	967,245
TJX	2,019	177,813
Tractor Supply	194	37,357
Ulta Beauty *	87	33,174
VF	578	8,514
Whirlpool	73	7,633
Wynn Resorts	195	17,117
Yum! Brands	503	60,793
		6,469,384
Consumer Staples — 6.7%
Altria Group	3,105	124,728
Archer-Daniels-Midland	944	67,562
Brown-Forman, Cl B	302	16,960
Bunge	268	28,403
Campbell Soup	388	15,679
Church & Dwight	418	38,013
Clorox	233	27,424
Coca-Cola	6,788	383,454
Colgate-Palmolive	1,430	107,422
Conagra Brands	806	22,052
Constellation Brands, Cl A	282	66,030
Costco Wholesale	773	427,036
Dollar General	399	47,497

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar Tree *	369	$40,992
Estee Lauder, Cl A	406	52,321
General Mills	998	65,110
Hershey	262	49,086
Hormel Foods	474	15,429
J M Smucker	200	22,768
Kellanova	472	23,822
Kenvue	3,019	56,153
Keurig Dr Pepper	1,650	50,044
Kimberly-Clark	592	70,827
Kraft Heinz	1,424	44,799
Kroger	1,121	50,860
Lamb Weston Holdings	238	21,372
McCormick	469	29,969
Molson Coors Beverage, Cl B	325	18,775
Mondelez International, Cl A	2,376	157,315
Monster Beverage *	1,326	67,759
PepsiCo	2,394	390,892
Philip Morris International	2,717	242,248
Procter & Gamble	4,111	616,773
Sysco	884	58,777
Target	811	89,851
Tyson Foods, Cl A	527	24,426
Walgreens Boots Alliance	1,307	27,552
Walmart	2,470	403,623
		4,063,803
Energy — 4.5%
APA	524	20,813
Baker Hughes, Cl A	1,807	62,197
Chevron	3,094	450,889
ConocoPhillips	2,053	243,896
Coterra Energy	1,415	38,912
Devon Energy	1,105	51,460
Diamondback Energy	324	51,944
EOG Resources	1,011	127,639
EQT	698	29,581
Exxon Mobil	6,982	739,045
Halliburton	1,493	58,735

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess	475	$68,590
Kinder Morgan	3,407	55,193
Marathon Oil	934	25,508
Marathon Petroleum	674	101,943
Occidental Petroleum	1,107	68,424
ONEOK	1,003	65,396
Phillips 66	743	84,754
Pioneer Natural Resources	409	97,751
Schlumberger	2,496	138,927
Targa Resources	358	29,932
Valero Energy	629	79,883
Williams	2,111	72,618
		2,764,030
Financials — 12.8%
Aflac	946	73,892
Allstate	480	61,502
American Express	986	143,986
American International Group	1,242	76,147
Ameriprise Financial	187	58,825
Aon, Cl A	363	112,312
Arch Capital Group *	649	56,255
Arthur J Gallagher	383	90,193
Assurant	65	9,679
Bank of America	12,058	317,608
Bank of New York Mellon	1,358	57,715
Berkshire Hathaway, Cl B *	3,181	1,085,771
BlackRock, Cl A	238	145,723
Blackstone	1,200	110,820
Brown & Brown	452	31,378
Capital One Financial	666	67,459
Cboe Global Markets	196	32,122
Charles Schwab	2,589	134,732
Chubb	717	153,883
Cincinnati Financial	268	26,712
Citigroup	3,392	133,950
Citizens Financial Group	907	21,251
CME Group, Cl A	631	134,693
Comerica	236	9,298

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	437	$35,869
Everest Group	76	30,067
FactSet Research Systems	67	28,937
Fidelity National Information Services	1,010	49,601
Fifth Third Bancorp	1,211	28,713
Fiserv *	1,082	123,078
FleetCor Technologies *	139	31,299
Franklin Resources	472	10,757
Global Payments	454	48,224
Globe Life	148	17,221
Goldman Sachs Group	562	170,629
Hartford Financial Services Group	521	38,267
Huntington Bancshares	2,682	25,881
Intercontinental Exchange	970	104,217
Invesco	766	9,935
Jack Henry & Associates	125	17,624
JPMorgan Chase	5,069	704,895
KeyCorp	1,786	18,253
Loews	307	19,651
M&T Bank	297	33,487
MarketAxess Holdings	61	13,039
Marsh & McLennan	868	164,616
Mastercard, Cl A	1,451	546,084
MetLife	1,110	66,611
Moody’s	278	85,624
Morgan Stanley	2,171	153,750
MSCI, Cl A	137	64,602
Nasdaq	635	31,496
Northern Trust	400	26,364
PayPal Holdings *	1,938	100,388
PNC Financial Services Group	692	79,213
Principal Financial Group	353	23,891
Progressive	1,013	160,145
Prudential Financial	639	58,430
Raymond James Financial	314	29,968
Regions Financial	1,659	24,105
S&P Global	561	195,963
State Street	507	32,767
Synchrony Financial	708	19,859

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
T Rowe Price Group	396	$35,838
Travelers	410	68,650
Truist Financial	2,388	67,724
US Bancorp	2,716	86,586
Visa, Cl A	2,802	658,750
W R Berkley	357	24,069
Wells Fargo	6,381	253,772
Willis Towers Watson	185	43,640
Zions Bancorp	241	7,435
		7,815,890
Health Care — 13.2%
Abbott Laboratories	3,027	286,203
AbbVie	3,073	433,846
Agilent Technologies	507	52,409
Align Technology *	121	22,335
Amgen	935	239,079
Baxter International	935	30,322
Becton Dickinson	493	124,621
Biogen *	253	60,098
Bio-Rad Laboratories, Cl A *	34	9,360
Bio-Techne	250	13,657
Boston Scientific *	2,513	128,640
Bristol-Myers Squibb	3,644	187,775
Cardinal Health	468	42,588
Catalent *	301	10,351
Cencora	275	50,916
Centene *	943	65,048
Charles River Laboratories International *	81	13,637
Cigna Group	512	158,310
Cooper	76	23,693
CVS Health	2,195	151,477
Danaher	1,129	216,791
DaVita *	68	5,252
DENTSPLY SIRONA	345	10,491
Dexcom *	682	60,582
Edwards Lifesciences *	1,058	67,416
Elevance Health	418	188,138
Eli Lilly	1,384	766,639

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	676	$45,001
Gilead Sciences	2,173	170,667
HCA Healthcare	352	79,601
Henry Schein *	238	15,465
Hologic *	425	28,122
Humana	222	116,259
IDEXX Laboratories *	155	61,918
Illumina *	277	30,309
Incyte *	325	17,527
Insulet *	139	18,427
Intuitive Surgical *	604	158,381
IQVIA Holdings *	318	57,504
Johnson & Johnson	4,200	623,028
Laboratory Corp of America Holdings	156	31,158
McKesson	227	103,367
Medtronic	2,328	164,264
Merck	4,426	454,550
Mettler-Toledo International *	38	37,438
Moderna *	554	42,082
Molina Healthcare *	94	31,297
Pfizer	9,847	300,924
Quest Diagnostics	215	27,972
Regeneron Pharmaceuticals *	184	143,500
ResMed	263	37,141
Revvity	234	19,387
STERIS PLC	172	36,117
Stryker	598	161,592
Teleflex	75	13,856
Thermo Fisher Scientific	665	295,772
UnitedHealth Group	1,616	865,465
Universal Health Services, Cl B	91	11,456
Vertex Pharmaceuticals *	451	163,312
Viatris	2,318	20,630
Waters *	96	22,899
West Pharmaceutical Services	127	40,423
Zimmer Biomet Holdings	365	38,110
Zoetis, Cl A	789	123,873
		8,028,468

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.4%
3M	956	$86,948
A O Smith	236	16,463
Alaska Air Group *	236	7,465
Allegion	143	14,065
American Airlines Group *	1,169	13,034
AMETEK	401	56,449
Automatic Data Processing	718	156,682
Axon Enterprise *	130	26,584
Boeing *	978	182,710
Broadridge Financial Solutions	206	35,152
Carrier Global	1,435	68,392
Caterpillar	876	198,020
Ceridian HCM Holding *	271	17,347
CH Robinson Worldwide	236	19,312
Cintas	155	78,604
Copart *	1,552	67,543
CSX	3,534	105,490
Cummins	245	52,993
Deere	471	172,085
Delta Air Lines	1,170	36,562
Dover	259	33,657
Eaton	696	144,705
Emerson Electric	1,001	89,059
Equifax	211	35,779
Expeditors International of Washington	274	29,934
Fastenal	976	56,940
FedEx	414	99,401
Fortive	610	39,821
Generac Holdings *	84	7,062
General Dynamics	402	97,007
General Electric	1,899	206,288
Honeywell International	1,165	213,498
Howmet Aerospace	708	31,223
Hubbell, Cl B	100	27,010
Huntington Ingalls Industries	63	13,849
IDEX	134	25,649
Illinois Tool Works	480	107,578
Ingersoll Rand	706	42,840
Jacobs Solutions	236	31,459

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	156	$26,812
Johnson Controls International	1,187	58,187
L3Harris Technologies	314	56,335
Leidos Holdings	236	23,392
Lockheed Martin	399	181,401
Masco	416	21,669
Nordson	86	18,283
Norfolk Southern	406	77,461
Northrop Grumman	247	116,443
Old Dominion Freight Line	153	57,629
Otis Worldwide	736	56,827
PACCAR	910	75,102
Parker-Hannifin	224	82,636
Paychex	545	60,522
Paycom Software	78	19,108
Pentair	286	16,622
Quanta Services	259	43,284
Republic Services, Cl A	379	56,278
Robert Half	184	13,758
Rockwell Automation	200	52,562
Rollins	469	17,639
RTX	2,560	208,358
Snap-On	85	21,925
Southwest Airlines	1,077	23,942
Stanley Black & Decker	262	22,283
Textron	298	22,648
Trane Technologies	399	75,934
TransDigm Group *	91	75,356
Union Pacific	1,074	222,973
United Airlines Holdings *	543	19,010
United Parcel Service, Cl B	1,261	178,116
United Rentals	119	48,346
Veralto *	375	25,875
Verisk Analytics, Cl A	247	56,158
Waste Management	647	106,322
Westinghouse Air Brake Technologies	310	32,866
WW Grainger	78	56,927
Xylem	412	38,538
		5,112,186

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 28.1%
Accenture, Cl A	1,088	$323,234
Adobe *	795	422,988
Advanced Micro Devices *	2,824	278,164
Akamai Technologies *	281	29,036
Amphenol, Cl A	1,023	82,403
Analog Devices	889	139,866
ANSYS *	157	43,687
Apple	25,632	4,377,177
Applied Materials	1,463	193,628
Arista Networks *	433	86,760
Autodesk *	385	76,088
Broadcom	720	605,786
Cadence Design Systems *	474	113,689
CDW	236	47,294
Cisco Systems	7,107	370,488
Cognizant Technology Solutions, Cl A	838	54,026
Corning	1,408	37,678
Enphase Energy *	249	19,816
EPAM Systems *	93	20,234
F5 *	96	14,553
Fair Isaac *	43	36,372
First Solar *	181	25,784
Fortinet *	1,176	67,232
Gartner *	134	44,493
Gen Digital	820	13,661
Hewlett Packard Enterprise	2,206	33,928
HP	1,489	39,205
Intel	7,287	265,976
International Business Machines	1,593	230,412
Intuit	489	242,031
Juniper Networks	579	15,587
Keysight Technologies *	308	37,591
KLA	236	110,849
Lam Research	233	137,055
Microchip Technology	979	69,793
Micron Technology	1,880	125,716
Microsoft	12,958	4,381,229
Monolithic Power Systems	83	36,664
Motorola Solutions	283	78,804

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NetApp	360	$26,201
NVIDIA	4,308	1,756,802
ON Semiconductor *	722	45,226
Oracle	2,746	283,936
Palo Alto Networks *	523	127,100
PTC *	200	28,084
Qorvo *	196	17,134
QUALCOMM	1,953	212,858
Roper Technologies	190	92,828
Salesforce *	1,699	341,210
Seagate Technology Holdings	373	25,457
ServiceNow *	355	206,557
Skyworks Solutions	283	24,547
SolarEdge Technologies *	94	7,139
Synopsys *	260	122,054
TE Connectivity	547	64,464
Teledyne Technologies *	76	28,469
Teradyne	281	23,399
Texas Instruments	1,594	226,364
Trimble *	470	22,151
Tyler Technologies *	67	24,984
VeriSign *	161	32,145
Western Digital *	618	24,813
Zebra Technologies, Cl A *	83	17,383
		17,110,282
Materials — 2.4%
Air Products & Chemicals	392	110,717
Albemarle	216	27,384
Amcor	2,452	21,798
Avery Dennison	141	24,544
Ball	565	27,205
Celanese, Cl A	163	18,665
CF Industries Holdings	322	25,689
Corteva	1,221	58,779
Dow	1,214	58,685
DuPont de Nemours	788	57,429
Eastman Chemical	236	17,636
Ecolab	434	72,799

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
FMC	236	$12,555
Freeport-McMoRan	2,417	81,646
International Flavors & Fragrances	470	32,125
International Paper	521	17,573
Linde	843	322,161
LyondellBasell Industries, Cl A	472	42,593
Martin Marietta Materials	108	44,166
Mosaic	640	20,787
Newmont	1,368	51,259
Nucor	435	64,289
Packaging Corp of America	157	24,029
PPG Industries	414	50,827
Sealed Air	238	7,328
Sherwin-Williams	416	99,095
Steel Dynamics	285	30,355
Vulcan Materials	236	46,372
Westrock	473	16,995
		1,485,485
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	263	24,493
American Tower ‡	795	141,661
AvalonBay Communities ‡	257	42,595
Boston Properties ‡	237	12,696
Camden Property Trust ‡	179	15,194
CBRE Group, Cl A *	539	37,374
CoStar Group *	709	52,048
Crown Castle ‡	747	69,456
Digital Realty Trust ‡	522	64,916
Equinix ‡	163	118,931
Equity Residential ‡	586	32,423
Essex Property Trust ‡	103	22,034
Extra Space Storage ‡	376	38,950
Federal Realty Investment Trust ‡	122	11,125
Healthpeak Properties ‡	957	14,881
Host Hotels & Resorts ‡	1,393	21,564
Invitation Homes ‡	1,055	31,323
Iron Mountain ‡	520	30,716
Kimco Realty ‡	1,116	20,021

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mid-America Apartment Communities ‡	214	$25,284
ProLogis ‡	1,616	162,812
Public Storage ‡	269	64,213
Realty Income ‡	1,159	54,914
Regency Centers ‡	238	14,342
SBA Communications, Cl A ‡	198	41,309
Simon Property Group ‡	556	61,099
UDR ‡	547	17,400
Ventas ‡	706	29,977
VICI Properties, Cl A ‡	1,670	46,593
Welltower ‡	871	72,824
Weyerhaeuser ‡	1,252	35,920
		1,429,088
Utilities — 2.5%
AES	1,273	18,968
Alliant Energy	471	22,980
Ameren	470	35,584
American Electric Power	897	67,759
American Water Works	322	37,883
Atmos Energy	257	27,669
CenterPoint Energy	1,170	31,450
CMS Energy	523	28,420
Consolidated Edison	602	52,850
Constellation Energy	549	61,993
Dominion Energy	1,441	58,101
DTE Energy	358	34,504
Duke Energy	1,346	119,646
Edison International	699	44,079
Entergy	395	37,758
Evergy	383	18,821
Eversource Energy	639	34,372
Exelon	1,736	67,600
FirstEnergy	959	34,140
NextEra Energy	3,464	201,951
NiSource	709	17,838
NRG Energy	470	19,919
PG&E *	3,448	56,202
Pinnacle West Capital	234	17,358

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	1,267	$31,130
Public Service Enterprise Group	860	53,019
Sempra	1,055	73,882
Southern	1,898	127,735
WEC Energy Group	565	45,985
Xcel Energy	996	59,033
		1,538,629
TOTAL UNITED STATES		61,150,352
TOTAL COMMON STOCK (Cost $64,851,213)		61,228,118
TOTAL INVESTMENTS — 100.4% (Cost $64,851,213)		$61,228,118

WRITTEN OPTIONS— (0.5)% (Premiums Received $(682,499))		$(293,095)

Percentages are based on Net Assets of $61,006,334.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
S&P 500 Index	(73)	$(30,614,740)	$4,240	11/17/23	$(293,095)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $37,152,615.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$61,228,118	$—	$—	$61,228,118
Total Investments in Securities	$61,228,118	$—	$—	$61,228,118

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(293,095)	$—	$—	$(293,095)
Total Other Financial Instruments	$(293,095)	$—	$—	$(293,095)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Emerging Markets Internet & E-commerce ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 14.9%
Consumer Discretionary — 4.3%
Magazine Luiza *	26,949	$7,107
MercadoLibre *	78	96,778
		103,885
Financials — 9.8%
NU Holdings, Cl A *	15,651	128,338
Pagseguro Digital, Cl A *	1,866	13,174
StoneCo, Cl A *	2,109	20,911
XP, Cl A	3,577	71,540
		233,963
Information Technology — 0.8%
TOTVS	3,797	19,057

TOTAL BRAZIL		356,905
CHILE — 1.0%
Consumer Discretionary — 1.0%
Falabella *	12,108	24,576

CHINA — 63.2%
Communication Services — 32.3%
Autohome ADR	1,033	27,633
Baidu ADR *	751	78,855
Bilibili ADR *	3,329	44,708
China Literature *	3,540	11,921

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Hello Group ADR	1,350	$9,558
iQIYI ADR *	7,204	33,571
Kingsoft	8,050	28,086
NetEase ADR	2,073	221,645
Tencent Holdings	5,183	191,566
Tencent Music Entertainment Group ADR *	14,280	103,673
Weibo ADR	1,769	20,927
		772,143
Consumer Discretionary — 28.0%
Alibaba Group Holding ADR *	2,309	190,585
JD.com ADR	3,227	82,030
Meituan, Cl B *	13,086	184,970
Tongcheng Travel Holdings *	9,850	18,807
TravelSky Technology, Cl H	23,850	37,613
Trip.com Group ADR *	2,727	92,718
Vipshop Holdings ADR *	4,431	63,186
		669,909
Consumer Staples — 1.4%
Alibaba Health Information Technology *	40,800	24,038
Ping An Healthcare and Technology *	4,630	10,829
		34,867
Information Technology — 1.5%
Kingdee International Software Group *	21,050	27,925
Weimob *	18,000	7,223
		35,148
TOTAL CHINA		1,512,067
INDIA — 0.8%
Consumer Discretionary — 0.8%
MakeMyTrip *	491	19,016

INDONESIA — 1.1%
Consumer Discretionary — 1.1%
GoTo Gojek Tokopedia, Cl A *	6,885,200	26,006

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 1.2%
Consumer Discretionary — 1.2%
Allegro.eu *	3,878	$27,746

SOUTH AFRICA — 8.2%
Consumer Discretionary — 8.2%
Naspers, Cl N	1,263	196,005

SOUTH KOREA — 8.7%
Communication Services — 8.7%
Kakao	2,326	65,101
Krafton *	257	31,170
NAVER	660	91,580
NCSoft	115	19,798

TOTAL SOUTH KOREA		207,649
URUGUAY — 0.8%
Financials — 0.8%
Dlocal, Cl A *	1,202	20,254

TOTAL COMMON STOCK (Cost $4,041,201)		2,390,224
TOTAL INVESTMENTS — 99.9% (Cost $4,041,201)		$2,390,224

Percentages are based on Net Assets of $2,393,420.

*	Non-income producing security.

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Tail Risk ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.8%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	6	$7,444

CHINA — 1.1%
Consumer Discretionary — 0.7%
JD.com ADR	55	1,398
PDD Holdings ADR *	77	7,810
		9,208
Information Technology — 0.4%
NXP Semiconductors	31	5,345

TOTAL CHINA		14,553
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding	10	5,988

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	69	$4,363

UNITED STATES — 96.4%
Communication Services — 15.8%
Alphabet, Cl A *	330	40,946
Alphabet, Cl C *	322	40,347
Charter Communications, Cl A *	18	7,250
Comcast, Cl A	490	20,232
Electronic Arts	32	3,961
Meta Platforms, Cl A *	173	52,120
Netflix *	53	21,820
Sirius XM Holdings	465	1,990
T-Mobile US *	140	20,140
Trade Desk, Cl A *	53	3,761
Warner Bros Discovery *	293	2,913
		215,480
Consumer Discretionary — 12.4%
Airbnb, Cl A *	51	6,033
Amazon.com *	574	76,394
Booking Holdings *	4	11,158
eBay	64	2,511
Lucid Group *	273	1,125
Lululemon Athletica *	15	5,902
Marriott International, Cl A	35	6,599
O’Reilly Automotive *	7	6,513
Ross Stores	41	4,755
Starbucks	136	12,544
Tesla *	177	35,549
		169,083
Consumer Staples — 6.5%
Costco Wholesale	53	29,279
Dollar Tree *	26	2,888
Keurig Dr Pepper	166	5,035
Kraft Heinz	147	4,625
Mondelez International, Cl A	162	10,726
Monster Beverage *	126	6,439

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	164	$26,778
Walgreens Boots Alliance	104	2,192
		87,962
Energy — 0.5%
Baker Hughes, Cl A	122	4,199
Diamondback Energy	21	3,367
		7,566
Financials — 0.5%
PayPal Holdings *	131	6,786

Health Care — 6.5%
Align Technology *	9	1,661
Amgen	64	16,365
Biogen *	17	4,038
Dexcom *	46	4,086
GE HealthCare Technologies	55	3,661
Gilead Sciences	148	11,624
IDEXX Laboratories *	10	3,995
Illumina *	19	2,079
Intuitive Surgical *	42	11,013
Moderna *	46	3,494
Regeneron Pharmaceuticals *	13	10,139
Seagen *	23	4,895
Vertex Pharmaceuticals *	31	11,225
		88,275
Industrials — 4.8%
Automatic Data Processing	49	10,693
Cintas	12	6,085
Copart *	114	4,961
CSX	239	7,134
Fastenal	69	4,026
Honeywell International	79	14,478
Old Dominion Freight Line	13	4,897
PACCAR	63	5,199
Paychex	43	4,775

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Verisk Analytics, Cl A	17	$3,865
		66,113
Information Technology — 47.8%
Adobe *	54	28,731
Advanced Micro Devices *	193	19,010
Analog Devices	59	9,282
ANSYS *	10	2,783
Apple .	869	148,399
Applied Materials	100	13,235
Atlassian, Cl A *	18	3,252
Autodesk *	25	4,941
Broadcom	49	41,227
Cadence Design Systems *	33	7,915
Cisco Systems	486	25,335
Cognizant Technology Solutions, Cl A	61	3,933
Crowdstrike Holdings, Cl A *	27	4,773
Datadog, Cl A *	36	2,933
Enphase Energy *	16	1,273
Fortinet *	94	5,374
GLOBALFOUNDRIES *	66	3,275
Intel	501	18,286
Intuit	33	16,333
KLA	16	7,515
Lam Research	16	9,412
Marvell Technology	103	4,864
Microchip Technology	65	4,634
Micron Technology	131	8,760
Microsoft	413	139,639
NVIDIA	137	55,869
ON Semiconductor *	52	3,257
Palo Alto Networks *	37	8,992
QUALCOMM	133	14,496
Synopsys *	18	8,450
Texas Instruments	108	15,337
Workday, Cl A *	25	5,293
Zoom Video Communications, Cl A *	30	1,799
Zscaler *	17	2,698
		651,305

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.3%
CoStar Group *	49	$3,597

Utilities — 1.3%
American Electric Power	62	4,683
Constellation Energy	38	4,291
Exelon	119	4,634
Xcel Energy	66	3,912
		17,520
TOTAL UNITED STATES		1,313,687
TOTAL COMMON STOCK (Cost $1,486,402)		1,346,035

PURCHASED OPTIONS — 1.1% (Cost $11,822)		14,940

TOTAL INVESTMENTS — 99.9% (Cost $1,498,224)		$1,360,975

Percentages are based on Net Assets of $1,362,369.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.1%
Put Options
Nasdaq-100® Reduced-Value Index	4	$1,152,784	$2,740	12/15/23	$14,940

*	Non-income producing security.

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Risk Managed Income ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 100.6%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	53	$65,759

CHINA — 1.1%
Consumer Discretionary — 0.7%
JD.com ADR	484	12,304
PDD Holdings ADR *	686	69,574
		81,878
Information Technology — 0.4%
NXP Semiconductors	266	45,866

TOTAL CHINA		127,744
NETHERLANDS — 0.5%
Information Technology — 0.5%
ASML Holding	91	54,492

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	608	$38,444

UNITED STATES — 98.1%
Communication Services — 16.1%
Alphabet, Cl A *	2,910	361,073
Alphabet, Cl C *	2,845	356,478
Charter Communications, Cl A *	157	63,240
Comcast, Cl A	4,340	179,199
Electronic Arts	283	35,033
Meta Platforms, Cl A *	1,528	460,341
Netflix *	467	192,259
Sirius XM Holdings	4,107	17,578
T-Mobile US *	1,240	178,386
Trade Desk, Cl A *	466	33,067
Warner Bros Discovery *	2,596	25,804
		1,902,458
Consumer Discretionary — 12.6%
Airbnb, Cl A *	449	53,112
Amazon.com *	5,061	673,568
Booking Holdings *	37	103,214
eBay	569	22,322
Lucid Group *	2,403	9,900
Lululemon Athletica *	126	49,578
Marriott International, Cl A	314	59,208
O’Reilly Automotive *	63	58,618
Ross Stores	348	40,358
Starbucks	1,207	111,334
Tesla *	1,556	312,507
		1,493,719
Consumer Staples — 6.5%
Costco Wholesale	466	257,437
Dollar Tree *	229	25,440
Keurig Dr Pepper	1,436	43,554
Kraft Heinz	1,311	41,244
Mondelez International, Cl A	1,433	94,879
Monster Beverage *	1,075	54,932

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	1,452	$237,082
Walgreens Boots Alliance	920	19,394
		773,962
Energy — 0.6%
Baker Hughes, Cl A	1,077	37,070
Diamondback Energy	186	29,820
		66,890
Financials — 0.5%
PayPal Holdings *	1,131	58,586
Health Care — 6.6%
Align Technology *	80	14,767
Amgen	564	144,215
Biogen *	147	34,918
Dexcom *	405	35,976
GE HealthCare Technologies	487	32,420
Gilead Sciences	1,313	103,123
IDEXX Laboratories *	87	34,754
Illumina *	170	18,601
Intuitive Surgical *	370	97,021
Moderna *	397	30,156
Regeneron Pharmaceuticals *	113	88,128
Seagen *	196	41,711
Vertex Pharmaceuticals *	272	98,494
		774,284
Industrials — 4.9%
Automatic Data Processing	434	94,708
Cintas	107	54,262
Copart *	1,016	44,216
CSX	2,111	63,013
Fastenal	608	35,471
Honeywell International	700	128,282
Old Dominion Freight Line	115	43,316
PACCAR	547	45,144
Paychex	367	40,755

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Verisk Analytics, Cl A	151	$34,331
		583,498
Information Technology — 48.7%
Adobe *	479	254,857
Advanced Micro Devices *	1,704	167,844
Analog Devices	525	82,598
ANSYS *	93	25,878
Apple .	7,671	1,309,977
Applied Materials	882	116,733
Atlassian, Cl A *	164	29,625
Autodesk *	218	43,083
Broadcom	435	365,996
Cadence Design Systems *	286	68,597
Cisco Systems	4,298	224,055
Cognizant Technology Solutions, Cl A	539	34,749
Crowdstrike Holdings, Cl A *	236	41,718
Datadog, Cl A *	321	26,152
Enphase Energy *	145	11,539
Fortinet *	821	46,937
GLOBALFOUNDRIES *	581	28,829
Intel	4,415	161,147
Intuit	295	146,010
KLA	141	66,228
Lam Research	140	82,351
Marvell Technology	920	43,442
Microchip Technology	557	39,709
Micron Technology	1,153	77,101
Microsoft	3,646	1,232,749
NVIDIA	1,212	494,254
ON Semiconductor *	461	28,877
Palo Alto Networks *	322	78,252
QUALCOMM	1,176	128,172
Synopsys *	160	75,110
Texas Instruments	957	135,904
Workday, Cl A *	212	44,882
Zoom Video Communications, Cl A *	270	16,195
Zscaler *	152	24,121
		5,753,671

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.3%
CoStar Group *	434	$31,860

Utilities — 1.3%
American Electric Power	538	40,640
Constellation Energy	336	37,941
Exelon	1,063	41,393
Xcel Energy	584	34,614
		154,588
TOTAL UNITED STATES		11,593,516
TOTAL COMMON STOCK (Cost $11,858,755)		11,879,955

PURCHASED OPTIONS — 0.6% (Cost $107,984)		73,920

TOTAL INVESTMENTS — 101.2% (Cost $11,966,739)		$11,953,875

WRITTEN OPTIONS— (1.3)% (Premiums Received $(337,034))		$(158,680)

Percentages are based on Net Assets of $11,812,572.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Risk Managed Income ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
Put Options
Nasdaq-100	8	$11,527,824	$13,850	11/17/23	$73,920

WRITTEN OPTIONS — (1.3)%
Call Options
Nasdaq-100	(8)	$(11,527,824)	$14,575	11/17/23	$(158,680)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $11,879,586.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,879,955	$—	$—	$11,879,955
Purchased Options	73,920	—	—	73,920
Total Investments in Securities	$11,953,875	$—	$—	$11,953,875

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(158,680)	$—	$—	$(158,680)
Total Other Financial Instruments	$(158,680)	$—	$—	$(158,680)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Collar 95-110 ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 97.2%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	9	$11,167

CHINA — 1.1%
Consumer Discretionary — 0.7%
JD.com ADR	83	2,110
PDD Holdings ADR *	118	11,968
		14,078
Information Technology — 0.4%
NXP Semiconductors	47	8,104

TOTAL CHINA		22,182
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding	15	8,982

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	105	$6,639

UNITED STATES — 94.9%
Communication Services — 15.6%
Alphabet, Cl A *	504	62,536
Alphabet, Cl C *	492	61,648
Charter Communications, Cl A *	27	10,876
Comcast, Cl A	749	30,926
Electronic Arts	50	6,189
Meta Platforms, Cl A *	263	79,234
Netflix *	81	33,347
Sirius XM Holdings	707	3,026
T-Mobile US *	214	30,786
Trade Desk, Cl A *	81	5,748
Warner Bros Discovery *	445	4,423
		328,739
Consumer Discretionary — 12.2%
Airbnb, Cl A *	75	8,872
Amazon.com *	876	116,587
Booking Holdings *	6	16,737
eBay	97	3,805
Lucid Group *	412	1,697
Lululemon Athletica *	22	8,657
Marriott International, Cl A	54	10,182
O’Reilly Automotive *	11	10,235
Ross Stores	62	7,190
Starbucks	208	19,186
Tesla *	269	54,026
		257,174
Consumer Staples — 6.3%
Costco Wholesale	80	44,195
Dollar Tree *	41	4,555
Keurig Dr Pepper	257	7,795
Kraft Heinz	224	7,047
Mondelez International, Cl A	247	16,354
Monster Beverage *	192	9,811

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	250	$40,820
Walgreens Boots Alliance	158	3,330
		133,907
Energy — 0.5%
Baker Hughes, Cl A	186	6,402
Diamondback Energy	32	5,130
		11,532
Financials — 0.5%
PayPal Holdings *	200	10,360

Health Care — 6.3%
Align Technology *	13	2,400
Amgen .	97	24,803
Biogen *	26	6,176
Dexcom *	71	6,307
GE HealthCare Technologies .	83	5,525
Gilead Sciences	227	17,829
IDEXX Laboratories *	15	5,992
Illumina *	29	3,173
Intuitive Surgical *	64	16,782
Moderna *	69	5,241
Regeneron Pharmaceuticals *	19	14,818
Seagen *	34	7,236
Vertex Pharmaceuticals *	47	17,019
		133,301
Industrials — 4.8%
Automatic Data Processing	75	16,367
Cintas	18	9,128
Copart *	175	7,616
CSX	364	10,866
Fastenal	104	6,067
Honeywell International .	121	22,175
Old Dominion Freight Line	20	7,533
PACCAR	95	7,840
Paychex	66	7,329

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Verisk Analytics, Cl A	26	$5,911
		100,832
Information Technology — 47.1%
Adobe *	83	44,161
Advanced Micro Devices *	295	29,057
Analog Devices	91	14,317
ANSYS *	15	4,174
Apple	1,324	226,099
Applied Materials	152	20,117
Atlassian, Cl A *	28	5,058
Autodesk *	39	7,708
Broadcom	75	63,103
Cadence Design Systems *	49	11,753
Cisco Systems	742	38,680
Cognizant Technology Solutions, Cl A	93	5,996
Crowdstrike Holdings, Cl A *	40	7,071
Datadog, Cl A *	54	4,399
Enphase Energy *	25	1,990
Fortinet *	144	8,232
GLOBALFOUNDRIES *	100	4,962
Intel	765	27,923
Intuit	51	25,242
KLA	25	11,743
Lam Research	24	14,117
Marvell Technology	158	7,461
Microchip Technology	100	7,129
Micron Technology	201	13,441
Microsoft	629	212,671
NVIDIA	210	85,638
ON Semiconductor *	79	4,949
Palo Alto Networks *	56	13,609
QUALCOMM	203	22,125
Synopsys *	28	13,144
Texas Instruments	166	23,574
Workday, Cl A *	38	8,045
Zoom Video Communications, Cl A *	46	2,759
Zscaler *	26	4,126
		994,573

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.3%
CoStar Group *	75	$5,506

Utilities — 1.3%
American Electric Power	95	7,177
Constellation Energy	59	6,662
Exelon	182	7,087
Xcel Energy	101	5,986
		26,912
TOTAL UNITED STATES		2,002,836
TOTAL COMMON STOCK (Cost $2,247,843)		2,051,806

PURCHASED OPTIONS — 2.7% (Cost $35,679)		57,935

TOTAL INVESTMENTS — 99.9% (Cost $2,283,522)		$2,109,741

WRITTEN OPTIONS— (0.0)% (Premiums Received $(12,721))		$(291)

Percentages are based on Net Assets of $2,112,034.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X NASDAQ 100® Collar 95-110 ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 2.7%
Put Options
Nasdaq-100	1	$1,440,978	$14,475	12/15/23	$41,565
Nasdaq-100® Reduced-Value Index	2	576,392	2,890	12/15/23	16,370
Total Purchased Options		$2,017,370			$57,935

WRITTEN OPTIONS — 0.0%
Call Options
Nasdaq-100	(1)	$(1,440,978)	$16,750	12/15/23	$(265)
Nasdaq-100® Reduced-Value Index	(2)	(576,392)	3,350	12/15/23	(26)
Total Written Options		$(2,017,370)			$(291)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,051,806.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,051,806	$—	$—	$2,051,806
Purchased Options	57,935	—	—	57,935
Total Investments in Securities	$2,109,741	$—	$—	$2,109,741

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(291)	$—	$—	$(291)
Total Other Financial Instruments	$(291)	$—	$—	$(291)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.9%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	17	$2,931

UNITED STATES — 98.8%
Communication Services — 8.6%
Alphabet, Cl A *	404	50,128
Alphabet, Cl C *	344	43,103
AT&T	499	7,685
Charter Communications, Cl A *	7	2,820
Comcast, Cl A	279	11,520
Electronic Arts	17	2,105
Fox, Cl A	19	578
Fox, Cl B	7	195
Interpublic Group	24	682
Live Nation Entertainment *	9	720
Match Group *	18	623
Meta Platforms, Cl A *	151	45,492
Netflix *	31	12,762
News, Cl A	21	434
News, Cl B	3	64

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Omnicom Group	13	$974
Paramount Global, Cl B	32	348
Take-Two Interactive Software *	11	1,471
T-Mobile US	35	5,035
Verizon Communications	294	10,328
Walt Disney	127	10,362
Warner Bros Discovery *	149	1,481
		208,910
Consumer Discretionary — 10.4%
Airbnb, Cl A *	29	3,430
Amazon.com *	619	82,383
Aptiv *	18	1,570
AutoZone *	1	2,477
Bath & Body Works	20	593
Best Buy	14	936
Booking Holdings *	2	5,579
BorgWarner	20	738
Caesars Entertainment *	15	598
CarMax *	10	611
Carnival *	70	802
Chipotle Mexican Grill, Cl A *	2	3,884
Darden Restaurants	8	1,164
Domino’s Pizza	3	1,017
DR Horton	20	2,088
eBay	39	1,530
Etsy *	10	623
Expedia Group *	10	953
Ford Motor	263	2,564
Garmin	10	1,025
General Motors	97	2,735
Genuine Parts	9	1,160
Hasbro	7	316
Hilton Worldwide Holdings	18	2,728
Home Depot	68	19,359
Las Vegas Sands	20	949
Lennar, Cl A	16	1,707
LKQ	20	878
Lowe’s	40	7,623

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lululemon Athletica *	9	$3,541
Marriott International, Cl A	18	3,394
McDonald’s	51	13,371
MGM Resorts International	21	733
Mohawk Industries *	4	322
NIKE, Cl B	86	8,838
Norwegian Cruise Line Holdings *	24	326
O’Reilly Automotive *	4	3,722
Pool	3	947
PulteGroup	13	957
Ralph Lauren, Cl A	3	338
Ross Stores	24	2,783
Royal Caribbean Cruises *	13	1,102
Starbucks	80	7,379
Tapestry	14	386
Tesla *	188	37,758
TJX	81	7,134
Tractor Supply	8	1,541
Ulta Beauty *	3	1,144
VF	21	309
Whirlpool	4	418
Wynn Resorts	6	527
Yum! Brands	19	2,296
		251,286
Consumer Staples — 6.6%
Altria Group	126	5,061
Archer-Daniels-Midland	36	2,577
Brown-Forman, Cl B	14	786
Bunge	11	1,166
Campbell Soup	14	566
Church & Dwight	15	1,364
Clorox	8	942
Coca-Cola	268	15,139
Colgate-Palmolive	57	4,282
Conagra Brands	30	821
Constellation Brands, Cl A	11	2,576
Costco Wholesale	30	16,573
Dollar General	14	1,667

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar Tree *	16	$1,777
Estee Lauder, Cl A	15	1,933
General Mills	40	2,610
Hershey	10	1,873
Hormel Foods	19	618
J M Smucker	6	683
Kellanova	20	1,009
Kenvue	118	2,195
Keurig Dr Pepper	66	2,002
Kimberly-Clark	24	2,871
Kraft Heinz	56	1,762
Kroger	46	2,087
Lamb Weston Holdings	9	808
McCormick	16	1,022
Molson Coors Beverage, Cl B	13	751
Mondelez International, Cl A	96	6,356
Monster Beverage *	53	2,708
PepsiCo	96	15,675
Philip Morris International	108	9,629
Procter & Gamble	163	24,455
Sysco	36	2,394
Target	32	3,545
Tyson Foods, Cl A	19	881
Walgreens Boots Alliance	48	1,012
Walmart	97	15,851
		160,027
Energy — 4.5%
APA	21	834
Baker Hughes, Cl A	68	2,341
Chevron	121	17,633
ConocoPhillips	81	9,623
Coterra Energy	48	1,320
Devon Energy	46	2,142
Diamondback Energy	12	1,924
EOG Resources	40	5,050
EQT	25	1,059
Exxon Mobil	273	28,897
Halliburton	60	2,360

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess	19	$2,744
Kinder Morgan	130	2,106
Marathon Oil	43	1,174
Marathon Petroleum	27	4,084
Occidental Petroleum	50	3,091
ONEOK	40	2,608
Phillips 66	33	3,764
Pioneer Natural Resources	15	3,585
Schlumberger	98	5,455
Targa Resources	13	1,087
Valero Energy	26	3,302
Williams	85	2,924
		109,107
Financials — 12.6%
Aflac	38	2,968
Allstate	17	2,178
American Express	39	5,695
American International Group	47	2,882
Ameriprise Financial	7	2,202
Aon, Cl A	14	4,332
Arch Capital Group *	26	2,254
Arthur J Gallagher	14	3,297
Assurant	4	596
Bank of America	475	12,511
Bank of New York Mellon	50	2,125
Berkshire Hathaway, Cl B *	124	42,325
BlackRock, Cl A	10	6,123
Blackstone	48	4,433
Brown & Brown	14	972
Capital One Financial	25	2,532
Cboe Global Markets	6	983
Charles Schwab	102	5,308
Chubb	28	6,009
Cincinnati Financial	11	1,096
Citigroup	129	5,094
Citizens Financial Group	30	703
CME Group, Cl A	24	5,123
Comerica	8	315

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	18	$1,477
Everest Group	3	1,187
FactSet Research Systems	3	1,296
Fidelity National Information Services	41	2,014
Fifth Third Bancorp	45	1,067
Fiserv *	41	4,664
FleetCor Technologies *	5	1,126
Franklin Resources	17	387
Global Payments	18	1,912
Globe Life	5	582
Goldman Sachs Group	22	6,679
Hartford Financial Services Group	20	1,469
Huntington Bancshares	96	926
Intercontinental Exchange	37	3,975
Invesco	32	415
Jack Henry & Associates	5	705
JPMorgan Chase	198	27,534
KeyCorp	62	634
Loews	13	832
M&T Bank	14	1,578
MarketAxess Holdings	3	641
Marsh & McLennan	34	6,448
Mastercard, Cl A	57	21,452
MetLife	46	2,760
Moody’s	11	3,388
Morgan Stanley	90	6,374
MSCI, Cl A	6	2,829
Nasdaq	21	1,042
Northern Trust	15	989
PayPal Holdings *	79	4,092
PNC Financial Services Group	27	3,091
Principal Financial Group	14	948
Progressive	40	6,324
Prudential Financial	24	2,195
Raymond James Financial	14	1,336
Regions Financial	63	915
S&P Global	23	8,034
State Street	26	1,680
Synchrony Financial	30	842

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
T Rowe Price Group	16	$1,448
Travelers	15	2,512
Truist Financial	91	2,581
US Bancorp	96	3,060
Visa, Cl A	111	26,096
W R Berkley	15	1,011
Wells Fargo	257	10,221
Willis Towers Watson	6	1,415
Zions Bancorp	9	278
		306,517
Health Care — 13.1%
Abbott Laboratories	120	11,346
AbbVie	122	17,224
Agilent Technologies	20	2,067
Align Technology *	5	923
Amgen	36	9,205
Baxter International	35	1,135
Becton Dickinson	20	5,056
Biogen *	10	2,375
Bio-Rad Laboratories, Cl A *	1	275
Bio-Techne	10	546
Boston Scientific *	99	5,068
Bristol-Myers Squibb	145	7,472
Cardinal Health	17	1,547
Catalent *	12	413
Cencora	11	2,037
Centene *	39	2,690
Charles River Laboratories International *	4	673
Cigna Group	20	6,184
Cooper	3	935
CVS Health	87	6,004
Danaher	45	8,641
DaVita *	4	309
DENTSPLY SIRONA	14	426
Dexcom *	26	2,310
Edwards Lifesciences *	43	2,740
Elevance Health	16	7,201
Eli Lilly	54	29,912

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	27	$1,797
Gilead Sciences	87	6,833
HCA Healthcare	14	3,166
Henry Schein *	8	520
Hologic *	16	1,059
Humana	8	4,190
IDEXX Laboratories *	6	2,397
Illumina *	10	1,094
Incyte *	13	701
Insulet *	6	795
Intuitive Surgical *	25	6,556
IQVIA Holdings *	14	2,532
Johnson & Johnson	165	24,476
Laboratory Corp of America Holdings	5	999
McKesson	9	4,098
Medtronic	93	6,562
Merck	176	18,075
Mettler-Toledo International *	1	985
Moderna *	25	1,899
Molina Healthcare *	5	1,665
Pfizer	386	11,796
Quest Diagnostics	7	911
Regeneron Pharmaceuticals *	7	5,459
ResMed	10	1,412
Revvity	8	663
STERIS PLC	7	1,470
Stryker	24	6,485
Teleflex	4	739
Thermo Fisher Scientific	26	11,564
UnitedHealth Group	64	34,276
Universal Health Services, Cl B	6	755
Vertex Pharmaceuticals *	17	6,156
Viatris	79	703
Waters *	5	1,193
West Pharmaceutical Services	5	1,591
Zimmer Biomet Holdings	16	1,671
Zoetis, Cl A	33	5,181
		317,138

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.2%
3M	40	$3,638
A O Smith	7	488
Alaska Air Group *	7	221
Allegion	4	393
American Airlines Group *	41	457
AMETEK	14	1,971
Automatic Data Processing	28	6,110
Axon Enterprise *	4	818
Boeing *	39	7,286
Broadridge Financial Solutions	7	1,195
Carrier Global	56	2,669
Caterpillar	35	7,912
Ceridian HCM Holding *	10	640
CH Robinson Worldwide	7	573
Cintas	6	3,043
Copart *	58	2,524
CSX	139	4,149
Cummins	10	2,163
Deere	18	6,577
Delta Air Lines	44	1,375
Dover	9	1,170
Eaton	27	5,614
Emerson Electric	40	3,559
Equifax	7	1,187
Expeditors International of Washington	10	1,093
Fastenal	39	2,275
FedEx	15	3,602
Fortive	23	1,501
Generac Holdings *	5	420
General Dynamics	14	3,378
General Electric	74	8,039
Honeywell International	44	8,063
Howmet Aerospace	24	1,058
Hubbell, Cl B	5	1,351
Huntington Ingalls Industries	3	660
IDEX	5	957
Illinois Tool Works	19	4,258
Ingersoll Rand	26	1,578
Jacobs Solutions	10	1,333

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	4	$688
Johnson Controls International	47	2,304
L3Harris Technologies	14	2,512
Leidos Holdings	9	892
Lockheed Martin	16	7,274
Masco	14	729
Nordson	5	1,063
Norfolk Southern	15	2,862
Northrop Grumman	10	4,714
Old Dominion Freight Line	6	2,260
Otis Worldwide	28	2,162
PACCAR	34	2,806
Parker-Hannifin	9	3,320
Paychex	22	2,443
Paycom Software	4	980
Pentair	10	581
Quanta Services	9	1,504
Republic Services, Cl A	15	2,227
Robert Half	6	449
Rockwell Automation	7	1,840
Rollins	16	602
RTX	101	8,220
Snap-On	4	1,032
Southwest Airlines	40	889
Stanley Black & Decker	9	765
Textron	13	988
Trane Technologies	14	2,664
TransDigm Group *	4	3,312
Union Pacific	43	8,927
United Airlines Holdings *	20	700
United Parcel Service, Cl B	51	7,204
United Rentals	5	2,031
Veralto *	15	1,035
Verisk Analytics, Cl A	10	2,274
Waste Management	25	4,108
Westinghouse Air Brake Technologies	13	1,378
WW Grainger	3	2,190
Xylem	15	1,403
		198,630

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 27.6%
Accenture, Cl A	43	$12,775
Adobe *	31	16,494
Advanced Micro Devices *	109	10,736
Akamai Technologies *	10	1,033
Amphenol, Cl A	40	3,222
Analog Devices	36	5,664
ANSYS *	5	1,391
Apple	1,003	171,282
Applied Materials	57	7,544
Arista Networks *	18	3,607
Autodesk *	14	2,767
Broadcom	28	23,558
Cadence Design Systems *	18	4,317
CDW	9	1,804
Cisco Systems	277	14,440
Cognizant Technology Solutions, Cl A	36	2,321
Corning	52	1,392
Enphase Energy *	10	796
EPAM Systems *	5	1,088
F5 *	4	606
Fair Isaac *	2	1,692
First Solar *	6	855
Fortinet *	46	2,630
Gartner *	5	1,660
Gen Digital	37	616
Hewlett Packard Enterprise	85	1,307
HP	58	1,527
Intel	287	10,475
International Business Machines	64	9,257
Intuit	19	9,404
Juniper Networks	21	565
Keysight Technologies *	13	1,587
KLA	9	4,227
Lam Research	9	5,294
Microchip Technology	37	2,638
Micron Technology	74	4,948
Microsoft	507	171,422
Monolithic Power Systems	3	1,325
Motorola Solutions	12	3,342

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NetApp	15	$1,092
NVIDIA	168	68,510
ON Semiconductor *	29	1,817
Oracle	106	10,960
Palo Alto Networks *	21	5,103
PTC *	6	843
Qorvo *	5	437
QUALCOMM	75	8,174
Roper Technologies	7	3,420
Salesforce *	66	13,255
Seagate Technology Holdings	13	887
ServiceNow *	14	8,146
Skyworks Solutions	10	867
SolarEdge Technologies *	4	304
Synopsys *	11	5,164
TE Connectivity	22	2,593
Teledyne Technologies *	4	1,498
Teradyne	10	833
Texas Instruments	63	8,947
Trimble *	20	943
Tyler Technologies *	3	1,119
VeriSign *	5	998
Western Digital *	20	803
Zebra Technologies, Cl A *	4	838
		669,159
Materials — 2.4%
Air Products & Chemicals	15	4,237
Albemarle	7	888
Amcor	99	880
Avery Dennison	4	696
Ball	21	1,011
Celanese, Cl A	5	573
CF Industries Holdings	13	1,037
Corteva	49	2,359
Dow	48	2,320
DuPont de Nemours	30	2,186
Eastman Chemical	10	747
Ecolab	16	2,684

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
FMC	10	$532
Freeport-McMoRan	98	3,310
International Flavors & Fragrances	16	1,094
International Paper	33	1,113
Linde	34	12,993
LyondellBasell Industries, Cl A	17	1,534
Martin Marietta Materials	4	1,636
Mosaic	23	747
Newmont	55	2,061
Nucor	16	2,365
Packaging Corp of America	7	1,071
PPG Industries	15	1,842
Sealed Air	9	277
Sherwin-Williams	15	3,573
Steel Dynamics	12	1,278
Vulcan Materials	10	1,965
Westrock	15	539
		57,548
Real Estate — 2.3%
Alexandria Real Estate Equities ‡	10	931
American Tower ‡	31	5,524
AvalonBay Communities ‡	9	1,492
Boston Properties ‡	9	482
Camden Property Trust ‡	6	509
CBRE Group, Cl A *	20	1,387
CoStar Group *	27	1,982
Crown Castle ‡	30	2,789
Digital Realty Trust ‡	19	2,363
Equinix ‡	6	4,378
Equity Residential ‡	24	1,328
Essex Property Trust ‡	5	1,070
Extra Space Storage ‡	15	1,554
Federal Realty Investment Trust ‡	5	456
Healthpeak Properties ‡	34	529
Host Hotels & Resorts ‡	45	697
Invitation Homes ‡	38	1,128
Iron Mountain ‡	19	1,122
Kimco Realty ‡	41	736

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mid-America Apartment Communities ‡	6	$709
ProLogis ‡	65	6,549
Public Storage ‡	12	2,865
Realty Income ‡	46	2,179
Regency Centers ‡	10	603
SBA Communications, Cl A ‡	6	1,252
Simon Property Group ‡	23	2,527
UDR ‡	20	636
Ventas ‡	26	1,104
VICI Properties, Cl A ‡	68	1,897
Welltower ‡	35	2,926
Weyerhaeuser ‡	50	1,434
		55,138
Utilities — 2.5%
AES	40	596
Alliant Energy	20	976
Ameren	20	1,514
American Electric Power	34	2,568
American Water Works	13	1,529
Atmos Energy	9	969
CenterPoint Energy	40	1,075
CMS Energy	19	1,033
Consolidated Edison	26	2,283
Constellation Energy	23	2,597
Dominion Energy	57	2,298
DTE Energy	14	1,349
Duke Energy	55	4,889
Edison International	25	1,577
Entergy	14	1,338
Evergy	14	688
Eversource Energy	25	1,345
Exelon	68	2,648
FirstEnergy	36	1,282
NextEra Energy	138	8,045
NiSource	25	629
NRG Energy	20	848
PG&E	138	2,249
Pinnacle West Capital	10	742

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	49	$1,204
Public Service Enterprise Group	33	2,034
Sempra	44	3,081
Southern	76	5,115
WEC Energy Group	20	1,628
Xcel Energy	37	2,193
		60,322
TOTAL UNITED STATES		2,393,782
TOTAL COMMON STOCK (Cost $2,557,704)		2,396,713

PURCHASED OPTIONS — 0.9%
(Cost $13,075)		22,219

TOTAL INVESTMENTS — 99.8%
(Cost $2,570,779)		$2,418,932

Percentages are based on Net Assets of $2,423,348.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.9%
Put Options
Mini-SPX Index	7	$293,566	$402	12/15/23	$2,769
S&P 500 Index	5	2,096,900	4,020	12/15/23	19,450
Total Purchased Options		$2,390,466			$22,219

*	Non-income producing security.
‡	Real Estate Investment Trust

As of October 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 100.5%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	204	$35,176

UNITED STATES — 100.4%
Communication Services — 8.8%
Alphabet, Cl A *	4,610	572,009
Alphabet, Cl C *	3,922	491,427
AT&T	5,571	85,793
Charter Communications, Cl A *	78	31,418
Comcast, Cl A	3,183	131,426
Electronic Arts	183	22,654
Fox, Cl A	202	6,139
Fox, Cl B	146	4,075
Interpublic Group	332	9,429
Live Nation Entertainment *	102	8,162
Match Group *	196	6,782
Meta Platforms, Cl A *	1,727	520,293
Netflix *	346	142,445
News, Cl A	289	5,976
News, Cl B	146	3,130

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Omnicom Group	157	$11,761
Paramount Global, Cl B	460	5,005
Take-Two Interactive Software *	127	16,986
T-Mobile US	394	56,681
Verizon Communications	3,248	114,102
Walt Disney	1,414	115,368
Warner Bros Discovery *	1,762	17,514
		2,378,575

Consumer Discretionary — 10.6%
Airbnb, Cl A *	323	38,208
Amazon.com *	7,050	938,285
Aptiv *	211	18,399
AutoZone *	14	34,680
Bath & Body Works	177	5,248
Best Buy	139	9,288
Booking Holdings *	27	75,318
BorgWarner	204	7,528
Caesars Entertainment *	165	6,582
CarMax *	113	6,903
Carnival *	798	9,145
Chipotle Mexican Grill, Cl A *	21	40,786
Darden Restaurants	92	13,389
Domino’s Pizza	24	8,136
DR Horton	228	23,803
eBay	425	16,673
Etsy *	99	6,168
Expedia Group *	99	9,434
Ford Motor	2,969	28,948
Garmin	115	11,791
General Motors	1,037	29,243
Genuine Parts	112	14,432
Hasbro	115	5,192
Hilton Worldwide Holdings	207	31,367
Home Depot	783	222,912
Las Vegas Sands	242	11,485
Lennar, Cl A	192	20,483
LKQ	219	9,619
Lowe’s	448	85,375

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lululemon Athletica *	90	$35,413
Marriott International, Cl A	189	35,638
McDonald’s	570	149,437
MGM Resorts International	218	7,613
Mohawk Industries *	41	3,296
NIKE, Cl B	947	97,323
Norwegian Cruise Line Holdings *	281	3,822
NVR *	3	16,238
O’Reilly Automotive *	48	44,661
Pool	27	8,526
PulteGroup	161	11,848
Ralph Lauren, Cl A	31	3,488
Ross Stores	274	31,776
Royal Caribbean Cruises *	178	15,082
Starbucks	893	82,370
Tapestry	206	5,677
Tesla *	2,140	429,798
TJX	877	77,237
Tractor Supply	81	15,597
Ulta Beauty *	40	15,252
VF	292	4,301
Whirlpool	34	3,555
Wynn Resorts	76	6,671
Yum! Brands	226	27,314
		2,870,753

Consumer Staples — 6.7%
Altria Group	1,349	54,189
Archer-Daniels-Midland	404	28,914
Brown-Forman, Cl B	147	8,256
Bunge	110	11,658
Campbell Soup	180	7,274
Church & Dwight	196	17,824
Clorox	101	11,888
Coca-Cola	3,039	171,673
Colgate-Palmolive	626	47,025
Conagra Brands	379	10,369
Constellation Brands, Cl A	122	28,566
Costco Wholesale	345	190,592

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar General	173	$20,594
Dollar Tree *	164	18,219
Estee Lauder, Cl A	182	23,454
General Mills	468	30,532
Hershey	121	22,669
Hormel Foods	240	7,812
J M Smucker	88	10,018
Kellanova	219	11,053
Kenvue	1,363	25,352
Keurig Dr Pepper	818	24,810
Kimberly-Clark	272	32,542
Kraft Heinz	631	19,851
Kroger	496	22,504
Lamb Weston Holdings	105	9,429
McCormick	200	12,780
Molson Coors Beverage, Cl B	146	8,434
Mondelez International, Cl A	1,057	69,984
Monster Beverage *	559	28,565
PepsiCo	1,065	173,893
Philip Morris International	1,199	106,903
Procter & Gamble	1,826	273,955
Sysco	408	27,128
Target	349	38,666
Tyson Foods, Cl A	209	9,687
Walgreens Boots Alliance	598	12,606
Walmart	1,104	180,405
		1,810,073

Energy — 4.6%
APA	219	8,699
Baker Hughes, Cl A	803	27,639
Chevron	1,382	201,399
ConocoPhillips	925	109,890
Coterra Energy	596	16,390
Devon Energy	514	23,937
Diamondback Energy	144	23,086
EOG Resources	443	55,929
EQT	283	11,993
Exxon Mobil	3,101	328,241

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Halliburton	719	$28,285
Hess	218	31,479
Kinder Morgan	1,573	25,483
Marathon Oil	480	13,109
Marathon Petroleum	303	45,829
Occidental Petroleum	501	30,967
ONEOK	448	29,210
Phillips 66	336	38,327
Pioneer Natural Resources	184	43,976
Schlumberger	1,084	60,335
Targa Resources	181	15,133
Valero Energy	267	33,909
Williams	932	32,061
		1,235,306

Financials — 12.8%
Aflac	407	31,791
Allstate	205	26,267
American Express	444	64,837
American International Group	536	32,862
Ameriprise Financial	78	24,536
Aon, Cl A	154	47,648
Arch Capital Group *	296	25,657
Arthur J Gallagher	163	38,385
Assurant	48	7,147
Bank of America	5,346	140,814
Bank of New York Mellon	573	24,353
Berkshire Hathaway, Cl B *	1,418	484,006
BlackRock, Cl A	108	66,126
Blackstone	541	49,961
Brown & Brown	185	12,843
Capital One Financial	304	30,792
Cboe Global Markets	87	14,258
Charles Schwab	1,133	58,961
Chubb	313	67,176
Cincinnati Financial	125	12,459
Citigroup	1,466	57,892
Citizens Financial Group	350	8,201
CME Group, Cl A	274	58,488

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Comerica	118	$4,649
Discover Financial Services	198	16,252
Everest Group	35	13,847
FactSet Research Systems	30	12,957
Fidelity National Information Services	448	22,001
Fifth Third Bancorp	539	12,780
Fiserv *	463	52,666
FleetCor Technologies *	61	13,735
Franklin Resources	222	5,059
Global Payments	193	20,500
Globe Life	78	9,076
Goldman Sachs Group	252	76,510
Hartford Financial Services Group	249	18,289
Huntington Bancshares	1,052	10,152
Intercontinental Exchange	449	48,241
Invesco	409	5,305
Jack Henry & Associates	52	7,331
JPMorgan Chase	2,261	314,415
KeyCorp	646	6,602
Loews	146	9,345
M&T Bank	132	14,883
MarketAxess Holdings	29	6,199
Marsh & McLennan	388	73,584
Mastercard, Cl A	648	243,875
MetLife	474	28,445
Moody’s	120	36,960
Morgan Stanley	975	69,050
MSCI, Cl A	62	29,236
Nasdaq	248	12,301
Northern Trust	162	10,677
PayPal Holdings *	835	43,253
PNC Financial Services Group	301	34,455
Principal Financial Group	161	10,896
Progressive	451	71,299
Prudential Financial	289	26,426
Raymond James Financial	150	14,316
Regions Financial	767	11,145
S&P Global	249	86,978
State Street	235	15,188

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Synchrony Financial	332	$9,313
T Rowe Price Group	176	15,928
Travelers	174	29,135
Truist Financial	1,062	30,118
US Bancorp	1,193	38,033
Visa, Cl A	1,245	292,700
W R Berkley	155	10,450
Wells Fargo	2,827	112,430
Willis Towers Watson	78	18,399
Zions Bancorp	146	4,504
		3,465,348

Health Care — 13.2%
Abbott Laboratories	1,357	128,304
AbbVie	1,376	194,264
Agilent Technologies	240	24,809
Align Technology *	53	9,783
Amgen	418	106,883
Baxter International	403	13,069
Becton Dickinson	222	56,117
Biogen *	109	25,892
Bio-Rad Laboratories, Cl A *	16	4,405
Bio-Techne	114	6,228
Boston Scientific *	1,114	57,026
Bristol-Myers Squibb	1,597	82,293
Cardinal Health	196	17,836
Catalent *	120	4,127
Cencora	130	24,070
Centene *	418	28,834
Charles River Laboratories International *	34	5,724
Cigna Group	233	72,044
Cooper	39	12,158
CVS Health	979	67,561
Danaher	503	96,586
DaVita *	43	3,321
DENTSPLY SIRONA	170	5,170
Dexcom *	309	27,448
Edwards Lifesciences *	483	30,777
Elevance Health	185	83,267

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	620	$343,437
GE HealthCare Technologies	284	18,906
Gilead Sciences	974	76,498
HCA Healthcare	152	34,373
Henry Schein *	91	5,913
Hologic *	178	11,778
Humana	95	49,751
IDEXX Laboratories *	61	24,368
Illumina *	120	13,130
Incyte *	158	8,521
Insulet *	54	7,159
Intuitive Surgical *	274	71,848
IQVIA Holdings *	142	25,678
Johnson & Johnson	1,875	278,138
Laboratory Corp of America Holdings	65	12,982
McKesson	103	46,902
Medtronic	1,036	73,100
Merck	1,978	203,141
Mettler-Toledo International *	17	16,748
Moderna *	264	20,053
Molina Healthcare *	46	15,316
Pfizer	4,365	133,394
Quest Diagnostics	81	10,538
Regeneron Pharmaceuticals *	82	63,951
ResMed	111	15,675
Revvity	101	8,368
STERIS PLC	83	17,428
Stryker	265	71,608
Teleflex	32	5,912
Thermo Fisher Scientific	298	132,541
UnitedHealth Group	718	384,532
Universal Health Services, Cl B	46	5,791
Vertex Pharmaceuticals *	199	72,060
Viatris	930	8,277
Waters *	46	10,972
West Pharmaceutical Services	58	18,461
Zimmer Biomet Holdings	154	16,079
Zoetis, Cl A	350	54,950
		3,576,273

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.3%
3M	418	$38,017
A O Smith	114	7,953
Alaska Air Group *	112	3,543
Allegion	57	5,607
American Airlines Group *	457	5,096
AMETEK	181	25,479
Automatic Data Processing	314	68,521
Axon Enterprise *	51	10,429
Boeing *	441	82,388
Broadridge Financial Solutions	97	16,552
Carrier Global	668	31,837
Caterpillar	391	88,386
Ceridian HCM Holding *	108	6,913
CH Robinson Worldwide	84	6,874
Cintas	64	32,456
Copart *	675	29,376
CSX	1,522	45,432
Cummins	115	24,875
Deere	214	78,187
Delta Air Lines	481	15,031
Dover	113	14,684
Eaton	304	63,205
Emerson Electric	433	38,524
Equifax	100	16,957
Expeditors International of Washington	122	13,329
Fastenal	432	25,203
FedEx	183	43,938
Fortive	281	18,344
Generac Holdings *	43	3,615
General Dynamics	178	42,953
General Electric	851	92,444
Honeywell International	509	93,279
Howmet Aerospace	294	12,965
Hubbell, Cl B	40	10,804
Huntington Ingalls Industries	27	5,935
IDEX	59	11,293
Illinois Tool Works	208	46,617
Ingersoll Rand	319	19,357
Jacobs Solutions	94	12,530

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	66	$11,343
Johnson Controls International	511	25,049
L3Harris Technologies	151	27,091
Leidos Holdings	98	9,714
Lockheed Martin	171	77,743
Masco	193	10,053
Nordson	36	7,653
Norfolk Southern	180	34,342
Northrop Grumman	108	50,914
Old Dominion Freight Line	67	25,236
Otis Worldwide	312	24,090
PACCAR	419	34,580
Parker-Hannifin	98	36,153
Paychex	259	28,762
Paycom Software	38	9,309
Pentair	146	8,486
Quanta Services	117	19,553
Republic Services, Cl A	153	22,719
Robert Half	101	7,552
Rockwell Automation	87	22,864
Rollins	177	6,657
RTX	1,112	90,506
Snap-On	36	9,286
Southwest Airlines	439	9,759
Stanley Black & Decker	106	9,015
Textron	157	11,932
Trane Technologies	172	32,733
TransDigm Group *	41	33,952
Union Pacific	466	96,746
United Airlines Holdings *	242	8,472
United Parcel Service, Cl B	553	78,111
United Rentals	51	20,720
Veralto *	169	11,638
Verisk Analytics, Cl A	117	26,601
Waste Management	279	45,848
Westinghouse Air Brake Technologies	135	14,313
WW Grainger	33	24,084
Xylem	196	18,334
		2,250,841

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 28.1%
Accenture, Cl A	493	$146,465
Adobe *	355	188,881
Advanced Micro Devices *	1,249	123,026
Akamai Technologies *	121	12,503
Amphenol, Cl A	474	38,181
Analog Devices	383	60,257
ANSYS *	64	17,809
Apple	11,404	1,947,461
Applied Materials	641	84,836
Arista Networks *	188	37,670
Autodesk *	170	33,597
Broadcom	321	270,080
Cadence Design Systems *	205	49,169
CDW	110	22,044
Cisco Systems	3,181	165,826
Cognizant Technology Solutions, Cl A	387	24,950
Corning	634	16,966
Enphase Energy *	111	8,833
EPAM Systems *	45	9,791
F5 *	41	6,215
Fair Isaac *	20	16,917
First Solar *	77	10,969
Fortinet *	524	29,957
Gartner *	62	20,586
Gen Digital	449	7,480
Hewlett Packard Enterprise	961	14,780
HP	641	16,878
Intel	3,263	119,099
International Business Machines	710	102,694
Intuit	219	108,394
Juniper Networks	292	7,861
Keysight Technologies *	142	17,331
KLA	104	48,849
Lam Research	102	59,998
Microchip Technology	438	31,225
Micron Technology	834	55,770
Microsoft	5,765	1,949,204
Monolithic Power Systems	34	15,019
Motorola Solutions	126	35,086

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NetApp	154	$11,208
NVIDIA	1,918	782,160
ON Semiconductor *	344	21,548
Oracle	1,217	125,838
Palo Alto Networks *	233	56,624
PTC *	88	12,357
Qorvo *	73	6,382
QUALCOMM	871	94,930
Roper Technologies	82	40,063
Salesforce *	761	152,832
Seagate Technology Holdings	163	11,125
ServiceNow *	156	90,769
Skyworks Solutions	127	11,016
SolarEdge Technologies *	44	3,342
Synopsys *	116	54,455
TE Connectivity	236	27,813
Teledyne Technologies *	37	13,860
Teradyne	124	10,325
Texas Instruments	696	98,839
Trimble *	207	9,756
Tyler Technologies *	33	12,306
VeriSign *	69	13,777
Western Digital *	227	9,114
Zebra Technologies, Cl A *	36	7,539
		7,610,635

Materials — 2.4%
Air Products & Chemicals	168	47,450
Albemarle	96	12,171
Amcor	1,051	9,343
Avery Dennison	64	11,141
Ball	250	12,038
Celanese, Cl A	82	9,390
CF Industries Holdings	158	12,605
Corteva	569	27,392
Dow	563	27,215
DuPont de Nemours	344	25,071
Eastman Chemical	110	8,220
Ecolab	194	32,542

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
FMC	86	$4,575
Freeport-McMoRan	1,087	36,719
International Flavors & Fragrances	187	12,782
International Paper	288	9,714
Linde	378	144,457
LyondellBasell Industries, Cl A	197	17,777
Martin Marietta Materials	48	19,629
Mosaic	260	8,445
Newmont	630	23,606
Nucor	189	27,932
Packaging Corp of America	65	9,948
PPG Industries	185	22,712
Sealed Air	134	4,126
Sherwin-Williams	185	44,069
Steel Dynamics	127	13,527
Vulcan Materials	109	21,417
Westrock	211	7,581
		663,594

Real Estate — 2.4%
Alexandria Real Estate Equities ‡	113	10,524
American Tower ‡	354	63,079
AvalonBay Communities ‡	106	17,569
Boston Properties ‡	111	5,946
Camden Property Trust ‡	79	6,706
CBRE Group, Cl A *	248	17,196
CoStar Group *	324	23,785
Crown Castle ‡	344	31,985
Digital Realty Trust ‡	225	27,981
Equinix ‡	74	53,993
Equity Residential ‡	272	15,050
Essex Property Trust ‡	50	10,696
Extra Space Storage ‡	158	16,367
Federal Realty Investment Trust ‡	50	4,560
Healthpeak Properties ‡	462	7,184
Host Hotels & Resorts ‡	575	8,901
Invitation Homes ‡	428	12,707
Iron Mountain ‡	217	12,818
Kimco Realty ‡	479	8,593

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mid-America Apartment Communities ‡	96	$11,342
ProLogis ‡	720	72,540
Public Storage ‡	119	28,407
Realty Income ‡	572	27,101
Regency Centers ‡	107	6,448
SBA Communications, Cl A ‡	90	18,777
Simon Property Group ‡	263	28,901
UDR ‡	245	7,794
Ventas ‡	314	13,332
VICI Properties, Cl A ‡	790	22,041
Welltower ‡	397	33,193
Weyerhaeuser ‡	580	16,640
		642,156

Utilities — 2.5%
AES	585	8,716
Alliant Energy	211	10,295
Ameren	216	16,353
American Electric Power	414	31,274
American Water Works	149	17,530
Atmos Energy	126	13,565
CenterPoint Energy	493	13,252
CMS Energy	217	11,792
Consolidated Edison	277	24,318
Constellation Energy	261	29,472
Dominion Energy	671	27,055
DTE Energy	159	15,324
Duke Energy	586	52,089
Edison International	277	17,468
Entergy	166	15,868
Evergy	177	8,698
Eversource Energy	278	14,954
Exelon	795	30,957
FirstEnergy	403	14,347
NextEra Energy	1,549	90,307
NiSource	344	8,655
NRG Energy	184	7,798
PG&E *	1,567	25,542
Pinnacle West Capital	97	7,195

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	544	$13,366
Public Service Enterprise Group	400	24,660
Sempra	474	33,194
Southern	830	55,859
WEC Energy Group	254	20,673
Xcel Energy	439	26,019
		686,595
TOTAL UNITED STATES		27,190,149
TOTAL COMMON STOCK (Cost $27,283,512)		27,225,325

PURCHASED OPTIONS — 0.3% (Cost $176,446)		99,292

TOTAL INVESTMENTS — 100.8% (Cost $27,459,958)		$27,324,617

WRITTEN OPTIONS— (1.0)% (Premiums Received $(603,028))		$(260,677)

Percentages are based on Net Assets of $27,097,811.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Risk Managed Income ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Mini-SPX Index	9	$377,442	$402	11/17/23	$1,372
S&P 500 Index	64	26,840,320	4,025	11/17/23	97,920

Total Purchased Options		$27,217,762			$99,292

WRITTEN OPTIONS — (1.0)%
Call Options
Mini-SPX Index	(9)	$(377,442)	$424	11/17/23	$(3,717)
S&P 500 Index	(64)	(26,840,320)	4,240	11/17/23	(256,960)

Total Written Options		$(27,217,762)			$(260,677)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $27,224,647.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,225,325	$—	$—	$27,225,325
Purchased Options	99,292	—	—	99,292
Total Investments in Securities	$27,324,617	$—	$—	$27,324,617

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(260,677)	$—	$—	$(260,677)
Total Other Financial Instruments	$(260,677)	$—	$—	$(260,677)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

Sector Weightings (Unaudited)†:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 97.4%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	16	$2,759

UNITED STATES — 97.3%
Communication Services — 8.5%
Alphabet, Cl A *	365	45,289
Alphabet, Cl C *	311	38,968
AT&T	450	6,930
Charter Communications, Cl A *	6	2,417
Comcast, Cl A	255	10,529
Electronic Arts	15	1,857
Fox, Cl A	18	547
Fox, Cl B	9	251
Interpublic Group	27	767
Live Nation Entertainment *	9	720
Match Group *	17	588
Meta Platforms, Cl A *	137	41,274
Netflix *	27	11,116
News, Cl A	27	558
News, Cl B	9	193

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Omnicom Group	13	$974
Paramount Global, Cl B	36	392
Take-Two Interactive Software *	10	1,338
T-Mobile US	34	4,891
Verizon Communications	262	9,204
Walt Disney *	111	9,057
Warner Bros Discovery *	142	1,411
		189,271
Consumer Discretionary — 10.2%
Airbnb, Cl A *	26	3,076
Amazon.com *	559	74,397
Aptiv *	17	1,482
AutoZone *	1	2,477
Bath & Body Works	7	208
Best Buy	11	735
Booking Holdings *	2	5,579
BorgWarner	9	332
Caesars Entertainment *	11	439
CarMax *	9	550
Carnival *	67	768
Chipotle Mexican Grill, Cl A *	2	3,884
Darden Restaurants	7	1,019
Domino’s Pizza	2	678
DR Horton	20	2,088
eBay	33	1,295
Etsy *	9	561
Expedia Group *	9	858
Ford Motor	253	2,467
Garmin	9	923
General Motors	83	2,341
Genuine Parts	9	1,160
Hasbro	9	406
Hilton Worldwide Holdings	16	2,424
Home Depot	62	17,651
Las Vegas Sands	22	1,044
Lennar, Cl A	15	1,600
LKQ	18	791
Lowe’s	37	7,051

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lululemon Athletica *	7	$2,754
Marriott International, Cl A	15	2,828
McDonald’s	45	11,798
MGM Resorts International	20	698
Mohawk Industries *	4	321
NIKE, Cl B	77	7,913
Norwegian Cruise Line Holdings *	17	231
O’Reilly Automotive *	4	3,722
Pool	2	632
PulteGroup	11	809
Ralph Lauren, Cl A	3	338
Ross Stores	22	2,551
Royal Caribbean Cruises *	13	1,101
Starbucks	69	6,365
Tapestry	18	496
Tesla *	170	34,143
TJX	69	6,077
Tractor Supply	7	1,348
Ulta Beauty *	3	1,144
VF	18	265
Whirlpool	5	523
Wynn Resorts	4	351
Yum! Brands	18	2,175
		226,867
Consumer Staples — 6.4%
Altria Group	112	4,499
Archer-Daniels-Midland	30	2,147
Brown-Forman, Cl B	9	505
Bunge	10	1,060
Campbell Soup	11	445
Church & Dwight	12	1,091
Clorox	6	706
Coca-Cola	240	13,558
Colgate-Palmolive	48	3,606
Conagra Brands	25	684
Constellation Brands, Cl A	11	2,576
Costco Wholesale	27	14,916
Dollar General	12	1,428

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Dollar Tree *	14	$1,555
Estee Lauder, Cl A	13	1,675
General Mills	36	2,349
Hershey	9	1,686
Hormel Foods	18	586
J M Smucker	6	683
Kellanova	18	908
Kenvue	107	1,990
Keurig Dr Pepper	52	1,577
Kimberly-Clark	21	2,512
Kraft Heinz	49	1,542
Kroger	45	2,042
Lamb Weston Holdings	9	808
McCormick	13	831
Molson Coors Beverage, Cl B	13	751
Mondelez International, Cl A	84	5,562
Monster Beverage *	50	2,555
PepsiCo	86	14,042
Philip Morris International	97	8,649
Procter & Gamble	145	21,754
Sysco	31	2,061
Target	29	3,213
Tyson Foods, Cl A	18	834
Walgreens Boots Alliance	45	949
Walmart	87	14,217
		142,552
Energy — 4.4%
APA	13	516
Baker Hughes, Cl A	65	2,237
Chevron	109	15,885
ConocoPhillips	75	8,910
Coterra Energy	54	1,485
Devon Energy	40	1,863
Diamondback Energy	12	1,924
EOG Resources	37	4,671
EQT	27	1,144
Exxon Mobil	246	26,039
Halliburton	54	2,124

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess	18	$2,599
Kinder Morgan	122	1,977
Marathon Oil	36	983
Marathon Petroleum	24	3,630
Occidental Petroleum	40	2,472
ONEOK	36	2,347
Phillips 66	29	3,308
Pioneer Natural Resources	14	3,346
Schlumberger	87	4,843
Targa Resources	13	1,087
Valero Energy	21	2,667
Williams	79	2,718
		98,775
Financials — 12.4%
Aflac	30	2,343
Allstate	14	1,794
American Express	36	5,257
American International Group	42	2,575
Ameriprise Financial	6	1,887
Aon, Cl A	12	3,713
Arch Capital Group *	19	1,647
Arthur J Gallagher	14	3,297
Assurant	3	447
Bank of America	427	11,247
Bank of New York Mellon	47	1,998
Berkshire Hathaway, Cl B *	112	38,229
BlackRock, Cl A	9	5,511
Blackstone	43	3,971
Brown & Brown	17	1,180
Capital One Financial	24	2,431
Cboe Global Markets	7	1,147
Charles Schwab	90	4,684
Chubb	26	5,580
Cincinnati Financial	8	797
Citigroup	115	4,541
Citizens Financial Group	23	539
CME Group, Cl A	23	4,910
Comerica	3	118

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	18	$1,477
Everest Group	3	1,187
FactSet Research Systems	2	864
Fidelity National Information Services	40	1,964
Fifth Third Bancorp	45	1,067
Fiserv *	39	4,436
FleetCor Technologies *	5	1,126
Franklin Resources	20	456
Global Payments	18	1,912
Globe Life	6	698
Goldman Sachs Group	20	6,072
Hartford Financial Services Group	18	1,322
Huntington Bancshares	90	869
Intercontinental Exchange	37	3,975
Invesco	33	428
Jack Henry & Associates	3	423
JPMorgan Chase	179	24,892
KeyCorp	49	501
Loews	13	832
M&T Bank	12	1,353
MarketAxess Holdings	3	641
Marsh & McLennan	31	5,879
Mastercard, Cl A	51	19,194
MetLife	41	2,460
Moody’s	10	3,080
Morgan Stanley	78	5,524
MSCI, Cl A	5	2,358
Nasdaq	22	1,091
Northern Trust	13	857
PayPal Holdings *	69	3,574
PNC Financial Services Group	26	2,976
Principal Financial Group	11	745
Progressive	37	5,849
Prudential Financial	22	2,012
Raymond James Financial	11	1,050
Regions Financial	49	712
S&P Global	20	6,986
State Street	22	1,422
Synchrony Financial	28	785

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
T Rowe Price Group	11	$996
Travelers	13	2,177
Truist Financial	87	2,467
US Bancorp	88	2,805
Visa, Cl A	99	23,275
W R Berkley	12	809
Wells Fargo	230	9,147
Willis Towers Watson	6	1,415
Zions Bancorp	9	278
		276,261
Health Care — 12.8%
Abbott Laboratories	107	10,117
AbbVie	108	15,248
Agilent Technologies	17	1,757
Align Technology *	4	738
Amgen	33	8,438
Baxter International	33	1,070
Becton Dickinson	17	4,297
Biogen *	8	1,900
Bio-Rad Laboratories, Cl A *	1	275
Bio-Techne	13	710
Boston Scientific *	86	4,402
Bristol-Myers Squibb	127	6,544
Cardinal Health	13	1,183
Catalent *	10	344
Cencora	9	1,666
Centene *	30	2,070
Charles River Laboratories International *	3	505
Cigna Group	18	5,566
Cooper	3	935
CVS Health	80	5,521
Danaher	40	7,681
DaVita *	5	386
DENTSPLY SIRONA	19	578
Dexcom *	23	2,043
Edwards Lifesciences *	38	2,421
Elevance Health	15	6,751
Eli Lilly	49	27,143

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	21	$1,398
Gilead Sciences	78	6,126
HCA Healthcare	13	2,940
Henry Schein *	9	585
Hologic *	13	860
Humana	8	4,190
IDEXX Laboratories *	5	1,997
Illumina *	11	1,204
Incyte *	13	701
Insulet *	5	663
Intuitive Surgical *	22	5,769
IQVIA Holdings *	12	2,170
Johnson & Johnson	148	21,954
Laboratory Corp of America Holdings	6	1,198
McKesson	8	3,643
Medtronic	82	5,786
Merck	158	16,227
Mettler-Toledo International *	1	985
Moderna *	21	1,595
Molina Healthcare *	3	999
Pfizer	352	10,757
Quest Diagnostics	6	781
Regeneron Pharmaceuticals *	7	5,459
ResMed	9	1,271
Revvity	7	580
STERIS PLC	6	1,260
Stryker	21	5,675
Teleflex	4	739
Thermo Fisher Scientific	24	10,675
UnitedHealth Group	57	30,527
Universal Health Services, Cl B	4	504
Vertex Pharmaceuticals *	16	5,794
Viatris	69	614
Waters *	4	954
West Pharmaceutical Services	4	1,273
Zimmer Biomet Holdings	13	1,357
Zoetis, Cl A	28	4,396
		283,895

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.2%
3M	34	$3,092
A O Smith	4	279
Alaska Air Group *	3	95
Allegion	6	590
American Airlines Group *	46	513
AMETEK	15	2,112
Automatic Data Processing	26	5,674
Axon Enterprise *	5	1,022
Boeing *	34	6,352
Broadridge Financial Solutions	8	1,365
Carrier Global	47	2,240
Caterpillar	32	7,234
Ceridian HCM Holding *	7	448
CH Robinson Worldwide	4	327
Cintas	5	2,536
Copart *	54	2,350
CSX	121	3,612
Cummins	8	1,730
Deere	17	6,211
Delta Air Lines	40	1,250
Dover	9	1,170
Eaton	25	5,198
Emerson Electric	36	3,203
Equifax	8	1,357
Expeditors International of Washington	9	983
Fastenal	36	2,100
FedEx	15	3,602
Fortive	24	1,567
Generac Holdings *	4	336
General Dynamics	14	3,378
General Electric	68	7,387
Honeywell International	42	7,697
Howmet Aerospace	27	1,191
Hubbell, Cl B	3	810
Huntington Ingalls Industries	2	440
IDEX	5	957
Illinois Tool Works	18	4,034
Ingersoll Rand	27	1,638
Jacobs Solutions	9	1,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	4	$687
Johnson Controls International	45	2,206
L3Harris Technologies	12	2,153
Leidos Holdings	9	892
Lockheed Martin	14	6,365
Masco	10	521
Nordson	4	850
Norfolk Southern	13	2,480
Northrop Grumman	9	4,243
Old Dominion Freight Line	6	2,260
Otis Worldwide	27	2,085
PACCAR	29	2,393
Parker-Hannifin	8	2,951
Paychex	19	2,110
Paycom Software	3	735
Pentair	9	523
Quanta Services	9	1,504
Republic Services, Cl A	13	1,930
Robert Half	9	673
Rockwell Automation	7	1,840
Rollins	16	602
RTX	91	7,407
Snap-On	4	1,032
Southwest Airlines	36	800
Stanley Black & Decker	9	765
Textron	13	988
Trane Technologies	14	2,664
TransDigm Group *	3	2,484
Union Pacific	38	7,889
United Airlines Holdings *	18	630
United Parcel Service, Cl B	44	6,215
United Rentals	4	1,625
Veralto *	13	920
Verisk Analytics, Cl A	8	1,819
Waste Management	22	3,615
Westinghouse Air Brake Technologies	13	1,378
WW Grainger	3	2,190
Xylem	15	1,403
		181,107

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 27.3%
Accenture, Cl A	39	$11,586
Adobe *	28	14,898
Advanced Micro Devices *	100	9,850
Akamai Technologies *	7	723
Amphenol, Cl A	35	2,819
Analog Devices	32	5,035
ANSYS *	5	1,391
Apple	905	154,547
Applied Materials	51	6,750
Arista Networks *	16	3,206
Autodesk *	14	2,767
Broadcom	25	21,034
Cadence Design Systems *	16	3,838
CDW	7	1,403
Cisco Systems	254	13,241
Cognizant Technology Solutions, Cl A	33	2,127
Corning	45	1,204
Enphase Energy *	9	716
EPAM Systems *	4	870
F5 *	4	606
Fair Isaac *	2	1,692
First Solar *	7	997
Fortinet *	40	2,287
Gartner *	5	1,660
Gen Digital	36	600
Hewlett Packard Enterprise	81	1,246
HP	61	1,606
Intel	260	9,490
International Business Machines	57	8,244
Intuit	17	8,414
Juniper Networks	18	485
Keysight Technologies *	11	1,343
KLA	8	3,758
Lam Research	8	4,706
Microchip Technology	36	2,566
Micron Technology	69	4,614
Microsoft	458	154,854
Monolithic Power Systems	3	1,325
Motorola Solutions	11	3,063

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NetApp	12	$873
NVIDIA	152	61,986
ON Semiconductor *	28	1,754
Oracle	96	9,926
Palo Alto Networks *	18	4,374
PTC *	7	983
Qorvo *	4	350
QUALCOMM	70	7,629
Roper Technologies	7	3,420
Salesforce *	61	12,251
Seagate Technology Holdings	15	1,024
ServiceNow *	13	7,564
Skyworks Solutions	9	781
SolarEdge Technologies *	4	304
Synopsys *	9	4,225
TE Connectivity	20	2,357
Teledyne Technologies *	3	1,124
Teradyne	9	749
Texas Instruments	57	8,095
Trimble *	18	848
Tyler Technologies *	2	746
VeriSign *	6	1,198
Western Digital *	18	723
Zebra Technologies, Cl A *	3	628
		605,473
Materials — 2.4%
Air Products & Chemicals	14	3,954
Albemarle	6	761
Amcor	71	631
Avery Dennison	5	870
Ball	16	770
Celanese, Cl A	7	802
CF Industries Holdings	10	798
Corteva	45	2,166
Dow	45	2,175
DuPont de Nemours	31	2,259
Eastman Chemical	9	673
Ecolab	15	2,516

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
FMC	9	$479
Freeport-McMoRan	87	2,939
International Flavors & Fragrances	18	1,230
International Paper	21	708
Linde	30	11,465
LyondellBasell Industries, Cl A	15	1,354
Martin Marietta Materials	4	1,636
Mosaic	22	715
Newmont	48	1,799
Nucor	15	2,217
Packaging Corp of America	6	918
PPG Industries	13	1,596
Sealed Air	9	277
Sherwin-Williams	15	3,573
Steel Dynamics	10	1,065
Vulcan Materials	9	1,768
Westrock	18	647
		52,761
Real Estate — 2.2%
Alexandria Real Estate Equities ‡	8	745
American Tower ‡	29	5,167
AvalonBay Communities ‡	8	1,326
Boston Properties ‡	5	268
Camden Property Trust ‡	4	339
CBRE Group, Cl A *	17	1,179
CoStar Group *	24	1,762
Crown Castle ‡	25	2,324
Digital Realty Trust ‡	18	2,238
Equinix ‡	6	4,378
Equity Residential ‡	22	1,217
Essex Property Trust ‡	4	856
Extra Space Storage ‡	14	1,450
Federal Realty Investment Trust ‡	3	274
Healthpeak Properties ‡	36	560
Host Hotels & Resorts ‡	45	697
Invitation Homes ‡	37	1,099
Iron Mountain ‡	18	1,063
Kimco Realty ‡	36	646

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mid-America Apartment Communities ‡	5	$591
ProLogis ‡	58	5,843
Public Storage ‡	10	2,387
Realty Income ‡	40	1,895
Regency Centers ‡	9	542
SBA Communications, Cl A ‡	7	1,460
Simon Property Group ‡	20	2,198
UDR ‡	18	573
Ventas ‡	24	1,019
VICI Properties, Cl A ‡	64	1,786
Welltower ‡	32	2,676
Weyerhaeuser ‡	45	1,291
		49,849
Utilities — 2.5%
AES	46	685
Alliant Energy	18	878
Ameren	13	984
American Electric Power	33	2,493
American Water Works	12	1,412
Atmos Energy	7	754
CenterPoint Energy	33	887
CMS Energy	15	815
Consolidated Edison	22	1,931
Constellation Energy	19	2,145
Dominion Energy	53	2,137
DTE Energy	13	1,253
Duke Energy	47	4,178
Edison International	22	1,387
Entergy	14	1,338
Evergy	11	540
Eversource Energy	20	1,076
Exelon	61	2,375
FirstEnergy	36	1,282
NextEra Energy	124	7,229
NiSource	27	679
NRG Energy	18	763
PG&E *	126	2,054
Pinnacle West Capital	9	668

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	45	$1,106
Public Service Enterprise Group	32	1,973
Sempra	40	2,801
Southern	69	4,644
WEC Energy Group	22	1,791
Xcel Energy	36	2,134
		54,392
TOTAL UNITED STATES		2,161,203
TOTAL COMMON STOCK (Cost $2,338,047)		2,163,962

PURCHASED OPTIONS — 2.4% (Cost $22,204)		53,635

TOTAL INVESTMENTS — 99.8% (Cost $2,360,251)		$2,217,597

WRITTEN OPTIONS— (0.0)% (Premiums Received $(2,498))		$(103)

Percentages are based on Net Assets of $2,221,163.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® Collar 95-110 ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 2.4%
Put Options
Mini-SPX Index	1	$41,938	$424	12/15/23	$1,060
S&P 500 Index	5	2,096,900	4,240	12/15/23	52,575

Total Purchased Options		$2,138,838			$53,635

WRITTEN OPTIONS — 0.0%
Call Options
Mini-SPX Index	(1)	$(41,938)	$491	12/15/23	$(3)
S&P 500 Index	(5)	(2,096,900)	4,910	12/15/23	(100)

Total Written Options		$(2,138,838)			$(103)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,159,037.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,163,962	$—	$—	$2,163,962
Purchased Options	53,635	—	—	53,635
Total Investments in Securities	$2,217,597	$—	$—	$2,217,597

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(103)	$—	$—	$(103)
Total Other Financial Instruments	$(103)	$—	$—	$(103)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Disruptive Materials ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 13.3%
Materials — 13.3%
Allkem *	35,331	$213,409
IGO	35,624	214,502
Lynas Rare Earths *	56,221	250,955
Pilbara Minerals	131,602	305,799
Syrah Resources *	85,252	35,895

TOTAL AUSTRALIA		1,020,560
CANADA — 2.3%
Materials — 2.3%
HudBay Minerals	20,529	89,466
Lithium Americas *	7,433	49,848
Lithium Americas Argentina *	7,424	41,017

TOTAL CANADA		180,331
CHILE — 7.4%
Materials — 7.4%
Antofagasta	19,622	320,247
Lundin Mining	39,461	246,161

TOTAL CHILE		566,408
CHINA — 33.4%
Industrials — 6.3%
Eve Energy, Cl A	57,300	362,279
Fangda Carbon New Material, Cl A *	144,600	116,199
		478,478
Materials — 27.1%
China Nonferrous Mining	71,100	43,162

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Northern Rare Earth Group High-Tech, Cl A	118,200	$336,470
China Rare Earth Resources And Technology, Cl A	34,900	142,461
GEM, Cl A	270,600	215,977
KBC, Cl A	6,439	68,819
MMG *	165,100	48,741
Nanjing Hanrui Cobalt, Cl A	13,600	56,515
Shenghe Resources Holding, Cl A	66,100	96,241
Sinofibers Technology, Cl A	18,900	80,367
South Manganese Investment *(A)	142,300	5,401
Tongling Nonferrous Metals Group, Cl A	452,500	191,673
Weihai Guangwei Composites, Cl A	47,160	164,693
Western Mining, Cl A	87,700	150,028
Xiangtan Electrochemical Scientific, Cl A	23,500	34,248
Yunnan Chihong Zinc&Germanium, Cl A	169,900	119,637
Zhejiang Huayou Cobalt, Cl A	65,830	329,865
		2,084,298
TOTAL CHINA		2,562,776
FRANCE — 0.4%
Materials — 0.4%
Eramet	487	33,588

GERMANY — 0.3%
Industrials — 0.3%
SGL Carbon *	3,606	22,088

INDONESIA — 1.3%
Materials — 1.3%
Nickel Industries	124,125	58,549
Vale Indonesia	126,842	39,526

TOTAL INDONESIA		98,075
JAPAN — 5.8%
Industrials — 0.3%
Nippon Carbon	823	23,993

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.5%
Nippon Denko	12,944	$24,701
Sumitomo Metal Mining	11,226	312,515
Tokai Carbon	10,911	82,636
		419,852
TOTAL JAPAN		443,845
MEXICO — 4.2%
Materials — 4.2%
Southern Copper	4,545	322,241

NETHERLANDS — 0.6%
Materials — 0.6%
AMG Critical Materials	1,752	45,519

SOUTH AFRICA — 12.7%
Materials — 12.7%
African Rainbow Minerals	5,560	45,549
Anglo American	12,435	316,345
Anglo American Platinum	3,166	105,382
Impala Platinum Holdings	49,375	204,591
Northam Platinum Holdings	17,258	103,556
Sibanye Stillwater	160,123	204,137

TOTAL SOUTH AFRICA		979,560
SWEDEN — 4.2%
Materials — 4.2%
Boliden	12,481	319,212

UNITED STATES — 11.9%
Industrials — 0.5%
GrafTech International	11,758	40,565

Materials — 11.4%
Albemarle	2,029	257,237
Freeport-McMoRan	9,150	309,087
Livent *	11,417	166,574

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
MP Materials *	8,754	$143,565
		876,463
TOTAL UNITED STATES		917,028
ZAMBIA — 2.1%
Materials — 2.1%
First Quantum Minerals	14,087	163,067

TOTAL COMMON STOCK (Cost $10,169,834)		7,674,298
TOTAL INVESTMENTS — 99.9% (Cost $10,169,834)		$7,674,298

Percentages are based on Net Assets of $7,683,847.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,668,897	$—	$5,401	$7,674,298
Total Investments in Securities	$7,668,897	$—	$5,401	$7,674,298

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Dow 30® Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 101.4%
UNITED STATES — 101.4%
Communication Services — 2.4%
Verizon Communications	15,967	$560,921
Walt Disney *	15,967	1,302,747
		1,863,668
Consumer Discretionary — 13.1%
Home Depot	15,967	4,545,645
McDonald’s	15,967	4,186,068
NIKE, Cl B	15,967	1,640,929
		10,372,642
Consumer Staples — 7.9%
Coca-Cola	15,967	901,976
Procter & Gamble	15,967	2,395,529
Walgreens Boots Alliance	15,967	336,584
Walmart	15,967	2,609,168
		6,243,257
Energy — 2.9%
Chevron	15,967	2,326,871

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — 20.0%
American Express	15,967	$2,331,661
Goldman Sachs Group	15,967	4,847,741
JPMorgan Chase	15,967	2,220,371
Travelers	15,967	2,673,514
Visa, Cl A	15,967	3,753,842
		15,827,129
Health Care — 21.1%
Amgen	15,967	4,082,762
Johnson & Johnson	15,967	2,368,545
Merck	15,967	1,639,811
UnitedHealth Group	15,967	8,551,286
		16,642,404
Industrials — 13.9%
3M	15,967	1,452,199
Boeing *	15,967	2,982,955
Caterpillar	15,967	3,609,340
Honeywell International	15,967	2,926,112
		10,970,606
Information Technology — 19.1%
Apple	15,967	2,726,685
Cisco Systems	15,967	832,360
Intel	15,967	582,795
International Business Machines	15,967	2,309,467
Microsoft	15,967	5,398,602
Salesforce *	15,967	3,206,653
		15,056,562
Materials — 1.0%
Dow	15,967	771,845

TOTAL UNITED STATES		80,074,984
TOTAL COMMON STOCK (Cost $78,716,691)		80,074,984
TOTAL INVESTMENTS — 101.4% (Cost $78,716,691)		$80,074,984

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2023

Global X Dow 30® Covered Call ETF

Value
WRITTEN OPTIONS— (1.5)%
(Premiums Received $(1,082,757))	$(1,217,055)

Percentages are based on Net Assets of $78,947,151.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.5)%
Call Options
Dow Jones Industrial Average	(2,422)	$(80,054,366)	$335	11/17/23	$(1,217,055)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $80,074,984.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$80,074,984	$—	$—	$80,074,984
Total Investments in Securities	$80,074,984	$—	$—	$80,074,984

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,217,055)	$—	$—	$(1,217,055)
Total Other Financial Instruments	$(1,217,055)	$—	$—	$(1,217,055)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Russell 2000 Covered Call & Growth ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUND(A) — 100.5%
Vanguard Russell 2000 ETF (B)	124,940	$8,317,256
TOTAL EXCHANGE TRADED FUND (Cost $8,612,686)		8,317,256
TOTAL INVESTMENTS — 100.5% (Cost $8,612,686)		$8,317,256

WRITTEN OPTIONS— (0.6)%
(Premiums Received $(87,797))		$(47,300)

Percentages are based on Net Assets of $8,279,411.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
Cboe Mini-Russell 2000 Index	(10)	$(166,228)	$170	11/17/23	$(1,580)
Russell 2000 Index	(24)	(3,989,477)	1,690	11/17/23	(45,720)

Total Written Options		$(4,155,705)			$(47,300)

(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,673,199.
(B)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$8,317,256	$—	$—	$8,317,256
Total Investments in Securities	$8,317,256	$—	$—	$8,317,256

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(47,300)	$—	$—	$(47,300)
Total Other Financial Instruments	$(47,300)	$—	$—	$(47,300)

The following is a summary of the transactions with affiliates for the period ended October 31, 2023:

Value at 10/31/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 10/31/23	Income	Capital Gains
Vanguard Russell 2000 ETF
$2,769,770	$7,165,398	($1,244,941)	($407,948)	$34,977	$8,317,256	$50,588	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Financials Covered Call & Growth ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUND(A)— 54.4%
Financial Select Sector SPDR Fund	37,454	$1,212,012
TOTAL EXCHANGE TRADED FUND (Cost $1,318,492)		1,212,012

COMMON STOCK — 45.9%
UNITED STATES — 45.9%
Financials — 45.9%
Aflac	124	9,686
Allstate	60	7,688
American Express	133	19,422
American International Group	163	9,994
Ameriprise Financial	23	7,235
Aon, Cl A	46	14,232
Arch Capital Group *	85	7,368
Arthur J Gallagher	49	11,539
Assurant	12	1,787
Bank of America	1,581	41,644
Bank of New York Mellon	178	7,565
Berkshire Hathaway, Cl B *	417	142,335
BlackRock, Cl A	32	19,593
Blackstone	161	14,868
Brown & Brown	53	3,679
Capital One Financial	88	8,914
Cboe Global Markets	24	3,933
Charles Schwab	341	17,746
Chubb	94	20,174
Cincinnati Financial	36	3,588
Citigroup	440	17,376
Citizens Financial Group	111	2,601

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
CME Group, Cl A	82	$17,504
Comerica	29	1,143
Discover Financial Services	57	4,679
Everest Group	10	3,956
FactSet Research Systems	9	3,887
Fidelity National Information Services	136	6,679
Fifth Third Bancorp	155	3,675
Fiserv *	139	15,811
FleetCor Technologies *	17	3,828
Franklin Resources	64	1,459
Global Payments	60	6,373
Globe Life	20	2,327
Goldman Sachs Group	75	22,771
Hartford Financial Services Group	72	5,288
Huntington Bancshares	325	3,136
Intercontinental Exchange	129	13,860
Invesco	102	1,323
Jack Henry & Associates	16	2,256
JPMorgan Chase	665	92,475
KeyCorp	207	2,116
Loews	43	2,752
M&T Bank	39	4,397
MarketAxess Holdings	9	1,924
Marsh & McLennan	113	21,430
Mastercard, Cl A	190	71,506
MetLife	144	8,641
Moody’s	36	11,088
Morgan Stanley	292	20,679
MSCI, Cl A	18	8,488
Nasdaq	77	3,819
Northern Trust	47	3,098
PayPal Holdings *	251	13,002
PNC Financial Services Group	91	10,417
Principal Financial Group	51	3,452
Progressive	134	21,184
Prudential Financial	84	7,681
Raymond James Financial	44	4,199
Regions Financial	211	3,066
S&P Global	74	25,849

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Financials Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
State Street	73	$4,718
Synchrony Financial	98	2,749
T Rowe Price Group	51	4,615
Travelers	53	8,874
Truist Financial	306	8,678
US Bancorp	356	11,349
Visa, Cl A	367	86,282
W R Berkley	46	3,101
Wells Fargo	837	33,287
Willis Towers Watson	24	5,661
Zions Bancorp	34	1,049

TOTAL UNITED STATES		1,024,548
TOTAL COMMON STOCK (Cost $1,080,907)		1,024,548
TOTAL INVESTMENTS — 100.3% (Cost $2,399,399)		$2,236,560

WRITTEN OPTIONS— (0.4)% (Premiums Received $(26,765))		$(8,281)

Percentages are based on Net Assets of $2,229,779.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
Call Options
The Financial Select Sector SPDR® Fund	(345)	$(1,116,420)	$33	11/17/23	$(8,281)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,116,420.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Financials Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,212,012	$—	$—	$1,212,012
Common Stock	1,024,548	—	—	1,024,548
Total Investments in Securities	$2,236,560	$—	$—	$2,236,560

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(8,281)	$—	$(8,281)
Total Other Financial Instruments	$—	$(8,281)	$—	$(8,281)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Health Care Covered Call & Growth ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUND(A) — 55.0%
Health Care Select Sector SPDR Fund	11,387	$1,418,137
TOTAL EXCHANGE TRADED FUND (Cost $1,530,663)		1,418,137

COMMON STOCK — 45.0%
UNITED STATES — 45.0%
Health Care — 45.0%
Abbott Laboratories	435	41,129
AbbVie	442	62,402
Agilent Technologies	74	7,649
Align Technology *	18	3,323
Amgen	134	34,264
Baxter International	122	3,957
Becton Dickinson	73	18,453
Biogen *	36	8,552
Bio-Rad Laboratories, Cl A *	5	1,377
Bio-Techne	40	2,185
Boston Scientific *	365	18,684
Bristol-Myers Squibb	526	27,105
Cardinal Health	66	6,006
Catalent *	44	1,513
Cencora	42	7,776
Centene *	135	9,312
Charles River Laboratories International *	13	2,189
Cigna Group	75	23,190
Cooper	12	3,741
CVS Health	318	21,945
Danaher	165	31,683
DaVita *	11	850

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Health Care Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
DENTSPLY SIRONA	55	$1,673
Dexcom *	99	8,794
Edwards Lifesciences *	154	9,813
Elevance Health	59	26,555
Eli Lilly	201	111,340
GE HealthCare Technologies	97	6,457
Gilead Sciences	315	24,740
HCA Healthcare	51	11,533
Henry Schein *	33	2,144
Hologic *	61	4,036
Humana	31	16,234
IDEXX Laboratories *	21	8,389
Illumina *	40	4,377
Incyte *	44	2,373
Insulet *	18	2,386
Intuitive Surgical *	88	23,075
IQVIA Holdings *	47	8,499
Johnson & Johnson	607	90,042
Laboratory Corp of America Holdings	22	4,394
McKesson	34	15,482
Medtronic	330	23,285
Merck	637	65,420
Mettler-Toledo International *	5	4,926
Moderna *	84	6,381
Molina Healthcare *	15	4,994
Pfizer	1,414	43,212
Quest Diagnostics	29	3,773
Regeneron Pharmaceuticals *	27	21,057
ResMed	36	5,084
Revvity	33	2,734
STERIS PLC	25	5,250
Stryker	84	22,699
Teleflex	11	2,032
Thermo Fisher Scientific	97	43,143
UnitedHealth Group	233	124,786
Universal Health Services, Cl B	16	2,014
Vertex Pharmaceuticals *	65	23,537
Viatris	298	2,652
Waters *	15	3,578

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Health Care Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
West Pharmaceutical Services	18	$5,729
Zimmer Biomet Holdings	52	5,429
Zoetis, Cl A	116	18,212

TOTAL UNITED STATES		1,159,548
TOTAL COMMON STOCK (Cost $1,260,380)		1,159,548
TOTAL INVESTMENTS — 100.0% (Cost $2,791,043)		$2,577,685

WRITTEN OPTIONS— (0.1)% (Premiums Received $(20,289))		$(2,061)

Percentages are based on Net Assets of $2,576,641.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
Call Options
The Health Care Select Sector SPDR® Fund	(103)	$(1,282,762)	$130	11/17/23	$(2,061)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,282,762.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Health Care Covered Call & Growth ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,418,137	$—	$—	$1,418,137
Common Stock	1,159,548	—	—	1,159,548
Total Investments in Securities	$2,577,685	$—	$—	$2,577,685

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(2,061)	$—	$(2,061)
Total Other Financial Instruments	$—	$(2,061)	$—	$(2,061)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Information Technology Covered Call & Growth ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
EXCHANGE TRADED FUND(A) — 54.5%
Technology Select Sector SPDR Fund	11,506	$1,887,099
TOTAL EXCHANGE TRADED FUND (Cost $1,587,034)		1,887,099

COMMON STOCK — 45.8%
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	51	8,794

UNITED STATES — 45.6%
Information Technology — 45.6%
Accenture, Cl A	126	37,433
Adobe *	91	48,417
Advanced Micro Devices *	323	31,816
Akamai Technologies *	30	3,100
Amphenol, Cl A	119	9,585
Analog Devices	100	15,733
ANSYS *	17	4,730
Apple	2,157	368,351
Applied Materials	168	22,235
Arista Networks *	51	10,219
Autodesk *	43	8,498
Broadcom	82	68,992
Cadence Design Systems *	54	12,952
CDW	27	5,411
Cisco Systems	811	42,277
Cognizant Technology Solutions, Cl A	100	6,447
Corning	153	4,094
Enphase Energy *	28	2,228
EPAM Systems *	12	2,611

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
F5 *	12	$1,819
Fair Isaac *	5	4,229
First Solar *	21	2,991
Fortinet *	130	7,432
Gartner *	16	5,313
Gen Digital	118	1,966
Hewlett Packard Enterprise	257	3,953
HP	173	4,555
Intel	837	30,551
International Business Machines	182	26,325
Intuit	56	27,717
Juniper Networks	68	1,831
Keysight Technologies *	35	4,272
KLA	27	12,682
Lam Research	26	15,294
Microchip Technology	108	7,699
Micron Technology	219	14,645
Microsoft	1,150	388,827
Monolithic Power Systems	9	3,976
Motorola Solutions	33	9,189
NetApp	42	3,057
NVIDIA	165	67,287
ON Semiconductor *	88	5,512
Oracle	313	32,364
Palo Alto Networks *	61	14,824
PTC *	23	3,230
Qorvo *	19	1,661
QUALCOMM	223	24,305
Roper Technologies	21	10,260
Salesforce *	194	38,961
Seagate Technology Holdings	36	2,457
ServiceNow *	40	23,274
Skyworks Solutions	34	2,949
SolarEdge Technologies *	12	911
Synopsys *	30	14,083
TE Connectivity	62	7,307
Teledyne Technologies *	9	3,371
Teradyne	33	2,748
Texas Instruments	181	25,704

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	51	$2,404
Tyler Technologies *	8	2,983
VeriSign *	18	3,594
Western Digital *	67	2,690
Zebra Technologies, Cl A *	10	2,094

TOTAL UNITED STATES		1,578,425
TOTAL COMMON STOCK (Cost $1,343,374)		1,587,219
TOTAL INVESTMENTS — 100.3% (Cost $2,930,408)		$3,474,318

WRITTEN OPTIONS— (0.4)% (Premiums Received $(42,292))		$(12,245)

Percentages are based on Net Assets of $3,463,401.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
Call Options
The Technology Select Sector SPDR® Fund	(106)	$(1,738,506)	$169	11/17/23	$(12,245)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,738,506.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Information Technology Covered Call & Growth ETF

 The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$1,887,099	$—	$—	$1,887,099
Common Stock	1,587,219	—	—	1,587,219
Total Investments in Securities	$3,474,318	$—	$—	$3,474,318

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(12,245)	$—	$(12,245)
Total Other Financial Instruments	$—	$(12,245)	$—	$(12,245)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Nasdaq 100® ESG Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 101.1%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *(A)	10	$12,408

CHINA — 0.8%
Consumer Discretionary — 0.4%
JD.com ADR (A)	70	1,780
PDD Holdings ADR *(A)	79	8,012
		9,792
Information Technology — 0.4%
NXP Semiconductors (A)	59	10,173

TOTAL CHINA		19,965
NETHERLANDS — 0.7%
Information Technology — 0.7%
ASML Holding (A)	30	17,964

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Nasdaq 100® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR (A)	116	$7,335

UNITED STATES — 98.8%
Communication Services — 12.3%
Alphabet, Cl A *(A)	503	62,412
Alphabet, Cl C *(A)	492	61,648
Charter Communications, Cl A *(A)	26	10,473
Comcast, Cl A (A)	803	33,156
Electronic Arts (A)	82	10,151
Meta Platforms, Cl A *(A)	99	29,826
Netflix *(A)	121	49,814
Sirius XM Holdings (A)	1,050	4,494
T-Mobile US *(A)	206	29,635
Trade Desk, Cl A *	89	6,315
Warner Bros Discovery *	551	5,477
		303,401
Consumer Discretionary — 9.4%
Airbnb, Cl A *(A)	83	9,818
Amazon.com *(A)	525	69,872
Booking Holdings *(A)	9	25,106
eBay (A)	135	5,296
Lucid Group *(A)	493	2,031
Lululemon Athletica *(A)	32	12,591
Marriott International, Cl A (A)	64	12,068
O’Reilly Automotive *(A)	19	17,678
Ross Stores (A)	83	9,626
Starbucks (A)	199	18,356
Tesla *(A)	252	50,612
		233,054
Consumer Staples — 6.3%
Costco Wholesale (A)	84	46,405
Dollar Tree *(A)	61	6,776
Keurig Dr Pepper (A)	263	7,977
Kraft Heinz (A)	85	2,674
Mondelez International, Cl A (A)	277	18,340
Monster Beverage *(A)	128	6,541

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Nasdaq 100® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo (A)	388	$63,353
Walgreens Boots Alliance (A)	225	4,743
		156,809
Financials — 0.6%
PayPal Holdings *(A)	276	14,297

Health Care — 6.0%
Align Technology *(A)	18	3,323
Amgen (A)	111	28,383
Biogen *(A)	29	6,889
Dexcom *(A)	69	6,129
Gilead Sciences (A)	247	19,399
IDEXX Laboratories *(A)	20	7,989
Illumina *(A)	51	5,580
Intuitive Surgical *(A)	75	19,667
Moderna *(A)	71	5,393
Regeneron Pharmaceuticals *(A)	27	21,057
Seagen *(A)	29	6,171
Vertex Pharmaceuticals *(A)	52	18,830
		148,810
Industrials — 4.2%
Automatic Data Processing (A)	125	27,277
Cintas (A)	25	12,678
Copart *(A)	259	11,272
CSX (A)	414	12,358
Fastenal (A)	99	5,775
Old Dominion Freight Line (A)	29	10,923
PACCAR (A)	73	6,025
Paychex (A)	94	10,439
Verisk Analytics, Cl A (A)	34	7,730
		104,477
Information Technology — 59.4%
Adobe *(A)	141	75,020
Advanced Micro Devices *(A)	459	45,212
ANSYS *(A)	24	6,678
Apple (A)	1,909	326,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Nasdaq 100® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Applied Materials (A)	263	$34,808
Atlassian, Cl A *(A)	33	5,961
Autodesk *(A)	57	11,265
Broadcom (A)	95	79,930
Cadence Design Systems *(A)	88	21,107
Cisco Systems (A)	1,299	67,717
Cognizant Technology Solutions, Cl A (A)	143	9,219
Crowdstrike Holdings, Cl A *(A)	42	7,424
Datadog, Cl A *(A)	79	6,436
Enphase Energy *(A)	29	2,308
Fortinet *(A)	185	10,576
GLOBALFOUNDRIES *(A)	149	7,393
Intel (A)	1,021	37,267
Intuit (A)	76	37,616
KLA (A)	36	16,909
Lam Research (A)	40	23,529
Marvell Technology (A)	218	10,294
Microchip Technology (A)	50	3,565
Micron Technology (A)	270	18,055
Microsoft (A)	983	332,362
NVIDIA (A)	349	142,322
ON Semiconductor *(A)	84	5,262
Palo Alto Networks *(A)	92	22,358
QUALCOMM (A)	320	34,877
Synopsys *(A)	46	21,594
Texas Instruments (A)	204	28,970
Workday, Cl A *(A)	53	11,221
Zoom Video Communications, Cl A *(A)	60	3,599
Zscaler *(A)	30	4,761
		1,471,615
Real Estate — 0.3%
CoStar Group *(A)	82	6,020

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Nasdaq 100® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.3%
Exelon (A)	193	$7,515

TOTAL UNITED STATES		2,445,998
TOTAL COMMON STOCK (Cost $2,384,383)		2,503,670
TOTAL INVESTMENTS — 101.1% (Cost $2,384,383)		$2,503,670

WRITTEN OPTIONS— (1.2)% (Premiums Received $(62,878))		$(30,175)

Percentages are based on Net Assets of $2,477,498.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
Nasdaq-100	(1)	$(1,440,978)	$14,600	11/17/23	$(18,640)
Nasdaq-100® Reduced-Value Index	(3)	(864,588)	2,920	11/17/23	(11,535)

Total Written Options		$(2,305,566)			$(30,175)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,344,615.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X Nasdaq 100® ESG Covered Call ETF

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,503,670	$—	$—	$2,503,670
Total Investments in Securities	$2,503,670	$—	$—	$2,503,670

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(30,175)	$—	$—	$(30,175)
Total Other Financial Instruments	$(30,175)	$—	$—	$(30,175)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® ESG Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 100.4%
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	24	$4,138

UNITED STATES — 100.2%
Communication Services — 8.7%
Alphabet, Cl A *	537	66,631
Alphabet, Cl C *	457	57,262
AT&T	636	9,794
Charter Communications, Cl A *	9	3,625
Comcast, Cl A	368	15,195
Electronic Arts	22	2,723
Fox, Cl A	26	790
Fox, Cl B	10	279
Interpublic Group	40	1,136
Match Group *	25	865
Netflix *	40	16,468
News, Cl A	32	662
News, Cl B	6	129
Omnicom Group	20	1,498
Paramount Global, Cl B	45	490

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications	377	$13,244
Walt Disney	164	13,381
Warner Bros Discovery *	208	2,067
		206,239
Consumer Discretionary — 11.8%
Amazon.com *	822	109,400
Aptiv *	25	2,180
Best Buy	16	1,069
BorgWarner	20	738
Caesars Entertainment *	20	798
Darden Restaurants	10	1,455
eBay	48	1,883
Etsy *	13	810
Ford Motor	347	3,383
General Motors	127	3,581
Hasbro	10	452
Hilton Worldwide Holdings	24	3,637
Home Depot	91	25,907
Las Vegas Sands	30	1,424
Lowe’s	53	10,100
Marriott International, Cl A	22	4,148
McDonald’s	66	17,303
MGM Resorts International	23	803
Mohawk Industries *	6	482
NIKE, Cl B	110	11,305
Norwegian Cruise Line Holdings *	34	462
PulteGroup	20	1,472
Ralph Lauren, Cl A	5	563
Royal Caribbean Cruises *	20	1,695
Starbucks	102	9,408
Tapestry	20	551
Tesla *	250	50,210
TJX	102	8,983
Tractor Supply	10	1,926
VF	30	442
Whirlpool	6	627
Yum! Brands	24	2,901
		280,098

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 6.5%
Archer-Daniels-Midland	49	$3,507
Brown-Forman, Cl B	15	842
Campbell Soup	20	808
Coca-Cola	352	19,885
Colgate-Palmolive	75	5,634
Conagra Brands	40	1,094
Constellation Brands, Cl A	15	3,512
Dollar General	21	2,500
Dollar Tree *	20	2,222
Estee Lauder, Cl A	20	2,577
General Mills	56	3,654
Hershey	14	2,623
Hormel Foods	30	977
J M Smucker	10	1,138
Kellanova	26	1,312
Keurig Dr Pepper	91	2,760
Kraft Heinz	69	2,171
Kroger	60	2,722
McCormick	25	1,598
Molson Coors Beverage, Cl B	20	1,155
Mondelez International, Cl A	121	8,012
PepsiCo	125	20,410
Procter & Gamble	213	31,956
Sysco	46	3,059
Target	41	4,542
Tyson Foods, Cl A	24	1,112
Walgreens Boots Alliance	70	1,476
Walmart	129	21,080
		154,338
Energy — 4.0%
APA	30	1,192
Baker Hughes, Cl A	91	3,132
Chevron	160	23,317
ConocoPhillips	108	12,830
Devon Energy	58	2,701
EOG Resources	53	6,691
EQT	33	1,399
Halliburton	79	3,108

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess	25	$3,610
Kinder Morgan	165	2,673
Marathon Oil	58	1,584
Marathon Petroleum	37	5,596
ONEOK	52	3,390
Phillips 66	39	4,449
Pioneer Natural Resources	22	5,258
Schlumberger	128	7,125
Valero Energy	33	4,191
Williams	110	3,784
		96,030
Financials — 12.2%
Aflac	50	3,905
Allstate	24	3,075
American Express	53	7,740
American International Group	67	4,108
Ameriprise Financial	9	2,831
Arch Capital Group *	35	3,034
Arthur J Gallagher	19	4,474
Assurant	6	893
Bank of America	626	16,489
Bank of New York Mellon	68	2,890
BlackRock, Cl A	13	7,960
Capital One Financial	35	3,545
Cboe Global Markets	10	1,639
Charles Schwab	136	7,077
Chubb	37	7,941
Citigroup	171	6,753
CME Group, Cl A	32	6,831
Discover Financial Services	23	1,888
Everest Group	4	1,582
FactSet Research Systems	3	1,296
Fidelity National Information Services	56	2,750
Fifth Third Bancorp	58	1,375
Franklin Resources	30	684
Globe Life	8	931
Goldman Sachs Group	30	9,108
Hartford Financial Services Group	26	1,910

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Intercontinental Exchange	51	$5,479
Invesco	50	648
JPMorgan Chase	263	36,573
M&T Bank	16	1,804
MarketAxess Holdings	3	641
Mastercard, Cl A	75	28,226
MetLife	59	3,541
Moody’s	14	4,312
Morgan Stanley	116	8,215
MSCI, Cl A	7	3,301
Nasdaq	28	1,389
Northern Trust	20	1,318
PayPal Holdings *	97	5,025
PNC Financial Services Group	36	4,121
Principal Financial Group	19	1,286
Progressive	52	8,221
Prudential Financial	31	2,835
Raymond James Financial	15	1,432
Regions Financial	76	1,104
S&P Global	29	10,130
State Street	27	1,745
Synchrony Financial	39	1,094
T Rowe Price Group	21	1,900
Travelers	20	3,349
Truist Financial	119	3,375
Visa, Cl A	145	34,089
W R Berkley	20	1,348
Willis Towers Watson	10	2,359
		291,569
Health Care — 13.6%
Abbott Laboratories	157	14,844
AbbVie	160	22,589
Agilent Technologies	27	2,791
Amgen	48	12,274
Baxter International	50	1,621
Becton Dickinson	26	6,572
Biogen *	13	3,088
Bio-Rad Laboratories, Cl A *	2	551

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Boston Scientific *	130	$6,655
Bristol-Myers Squibb	188	9,688
Cardinal Health	23	2,093
Cencora	15	2,777
Centene *	49	3,380
Cigna Group	27	8,348
CVS Health	116	8,005
DaVita *	5	386
Edwards Lifesciences *	57	3,632
Elevance Health	21	9,452
Eli Lilly	72	39,883
Gilead Sciences	114	8,954
Henry Schein *	11	715
Hologic *	21	1,390
Humana	11	5,761
IDEXX Laboratories *	7	2,796
Illumina *	13	1,422
Laboratory Corp of America Holdings	8	1,598
Medtronic	118	8,326
Merck	230	23,621
Mettler-Toledo International *	2	1,970
Moderna *	28	2,127
Pfizer	511	15,616
Quest Diagnostics	10	1,301
Regeneron Pharmaceuticals *	10	7,799
Teleflex	4	739
Thermo Fisher Scientific	35	15,567
UnitedHealth Group	84	44,987
Vertex Pharmaceuticals *	23	8,329
Viatris	120	1,068
Waters *	6	1,431
Zimmer Biomet Holdings	20	2,088
Zoetis, Cl A	42	6,594
		322,828
Industrials — 6.6%
Alaska Air Group *	10	316
American Airlines Group *	70	780
Automatic Data Processing	37	8,074

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Broadridge Financial Solutions	11	$1,877
Carrier Global	76	3,622
Caterpillar	46	10,398
CH Robinson Worldwide	11	900
Cintas	8	4,057
CSX	178	5,313
Cummins	13	2,812
Deere	25	9,134
Dover	13	1,689
Eaton	35	7,277
Emerson Electric	50	4,449
Expeditors International of Washington	13	1,420
Fortive	31	2,024
Generac Holdings *	6	504
General Electric	97	10,537
IDEX	6	1,148
Illinois Tool Works	25	5,603
Ingersoll Rand	35	2,124
JB Hunt Transport Services	8	1,375
Johnson Controls International	62	3,039
Nordson	5	1,063
Norfolk Southern	20	3,816
Otis Worldwide	39	3,011
PACCAR	47	3,879
Parker-Hannifin	12	4,427
Paychex	30	3,332
Pentair	16	930
Quanta Services	13	2,173
Republic Services, Cl A	18	2,673
Robert Half	10	748
Rockwell Automation	11	2,891
Stanley Black & Decker	15	1,276
Trane Technologies	20	3,806
Union Pacific	55	11,419
United Parcel Service, Cl B	65	9,181
United Rentals	6	2,438
Verisk Analytics, Cl A	14	3,183
Waste Management	34	5,587
Westinghouse Air Brake Technologies	15	1,590

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xylem	20	$1,871
		157,766
Information Technology — 30.8%
Adobe *	41	21,814
Advanced Micro Devices *	145	14,282
Apple	1,330	227,124
Applied Materials	75	9,926
Arista Networks *	24	4,809
Autodesk *	19	3,755
Cisco Systems	369	19,236
Corning	71	1,900
F5 *	5	758
Fortinet *	62	3,544
Gen Digital	60	1,000
Hewlett Packard Enterprise	111	1,707
HP	75	1,975
Intel	374	13,651
Intuit	25	12,374
Juniper Networks	30	808
Keysight Technologies *	15	1,831
KLA	12	5,636
Lam Research	12	7,059
Micron Technology	100	6,687
Microsoft	672	227,210
Motorola Solutions	15	4,177
NVIDIA	223	90,939
ON Semiconductor *	41	2,568
QUALCOMM	100	10,899
Salesforce *	88	17,673
Seagate Technology Holdings	20	1,365
SolarEdge Technologies *	5	380
TE Connectivity	28	3,300
Texas Instruments	82	11,645
Tyler Technologies *	4	1,492
Zebra Technologies, Cl A *	5	1,047
		732,571

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.3%
Air Products & Chemicals	20	$5,649
Albemarle	10	1,268
Amcor	150	1,333
Ball	30	1,444
CF Industries Holdings	16	1,276
Corteva	64	3,081
Dow	62	2,997
Ecolab	24	4,026
FMC	13	692
Freeport-McMoRan	131	4,425
International Flavors & Fragrances	22	1,504
International Paper	27	911
Linde	44	16,815
LyondellBasell Industries, Cl A	22	1,985
Mosaic	30	974
Newmont	72	2,698
PPG Industries	22	2,701
Westrock	21	755
		54,534
Real Estate — 2.3%
Alexandria Real Estate Equities ‡	13	1,211
American Tower ‡	41	7,306
AvalonBay Communities ‡	13	2,155
Boston Properties ‡	10	536
CBRE Group, Cl A *	30	2,080
Digital Realty Trust ‡	27	3,358
Equinix ‡	8	5,837
Equity Residential ‡	29	1,605
Essex Property Trust ‡	6	1,283
Extra Space Storage ‡	19	1,968
Federal Realty Investment Trust ‡	7	638
Healthpeak Properties ‡	45	700
Host Hotels & Resorts ‡	70	1,084
Iron Mountain ‡	25	1,477
Kimco Realty ‡	60	1,076
ProLogis ‡	84	8,463
Regency Centers ‡	15	904
SBA Communications, Cl A ‡	10	2,086

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® ESG Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Simon Property Group ‡	30	$3,297
UDR ‡	30	954
Ventas ‡	40	1,698
Welltower ‡	45	3,762
Weyerhaeuser ‡	63	1,807
		55,285
Utilities — 1.4%
American Water Works	17	2,000
CenterPoint Energy	58	1,559
Constellation Energy	28	3,162
Edison International	36	2,270
Entergy	20	1,912
Eversource Energy	30	1,614
Exelon	89	3,466
NextEra Energy	182	10,610
Public Service Enterprise Group	45	2,774
Sempra	55	3,852
		33,219
TOTAL UNITED STATES		2,384,477
TOTAL COMMON STOCK (Cost $2,359,418)		2,388,615
TOTAL INVESTMENTS — 100.4% (Cost $2,359,418)		$2,388,615

WRITTEN OPTIONS— (0.6)% (Premiums Received $(37,137))		$(14,080)

Percentages are based on Net Assets of $2,378,685.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023
Global X S&P 500® ESG Covered Call ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
S&P 500 ESG Index	(64)	$(2,385,152)	$380	11/17/23	$(14,080)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,387,762.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,388,615	$—	$—	$2,388,615
Total Investments in Securities	$2,388,615	$—	$—	$2,388,615

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(14,080)	$—	$—	$(14,080)
Total Other Financial Instruments	$(14,080)	$—	$—	$(14,080)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Dow 30® Covered Call & Growth ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK(A) — 100.5%
UNITED STATES — 100.5%
Communication Services — 2.3%
Verizon Communications	485	$17,038
Walt Disney *	485	39,571
		56,609
Consumer Discretionary — 13.0%
Home Depot	485	138,075
McDonald’s	485	127,153
NIKE, Cl B	485	49,843
		315,071
Consumer Staples — 7.8%
Coca-Cola	485	27,398
Procter & Gamble	485	72,764
Walgreens Boots Alliance	485	10,224
Walmart	485	79,254
		189,640
Energy — 2.9%
Chevron	485	70,679

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — 19.9%
American Express	485	$70,825
Goldman Sachs Group	485	147,251
JPMorgan Chase	485	67,444
Travelers	485	81,208
Visa, Cl A	485	114,023
		480,751
Health Care — 20.9%
Amgen	485	124,014
Johnson & Johnson	485	71,945
Merck	485	49,810
UnitedHealth Group	485	259,747
		505,516
Industrials — 13.8%
3M	485	44,111
Boeing *	485	90,608
Caterpillar	485	109,634
Honeywell International	485	88,881
		333,234
Information Technology — 18.9%
Apple	485	82,823
Cisco Systems	485	25,283
Intel	485	17,703
International Business Machines	485	70,150
Microsoft	485	163,983
Salesforce *	485	97,403
		457,345
Materials — 1.0%
Dow	485	23,445

TOTAL UNITED STATES		2,432,290
TOTAL COMMON STOCK (Cost $2,606,967)		2,432,290
TOTAL INVESTMENTS — 100.5% (Cost $2,606,967)		$2,432,290

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Global X Dow 30® Covered Call & Growth ETF

Value
WRITTEN OPTIONS— (0.7)%
(Premiums Received $(16,246))	$(18,090)

Percentages are based on Net Assets of $2,420,486.

A list of the exchange traded option contracts held by the Fund at October 31, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
Call Options
Dow Jones Industrial Average	(36)	$(1,189,908)	$335	11/17/23	$(18,090)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,407,171.

The following is a summary of the level of inputs used as of October 31, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,432,290	$—	$—	$2,432,290
Total Investments in Securities	$2,432,290	$—	$—	$2,432,290

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(18,090)	$—	$—	$(18,090)
Total Other Financial Instruments	$(18,090)	$—	$—	$(18,090)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2023

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T7Y — Harmonized Index of Consumer Prices

ICE— Intercontinental Exchange

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

REIT — Real Estate Investment Trust

S&P— Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USD — U.S. Dollar

Statements of Assets and Liabilities

October 31, 2023

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF		Global X Social Media ETF		Global X Guru® Index ETF
Assets:
Cost of Investments	$2,429,692,845		$825,489,774		$222,875,833		$44,271,063
Cost of Repurchase Agreement	131,491,852		19,721,246		2,569,231		1,484,508
Cost/(Proceeds) of Foreign Currency	—		58		—		—
Investments, at Value	$2,076,120,071	*	$692,110,012	*	$140,506,783	*	$41,718,902	*
Repurchase Agreement, at Value	131,491,852		19,721,246		2,569,231		1,484,508
Cash	71,405,913		2,378,934		165,384		45,671
Foreign Currency, at Value	—		1,071		—		—
Receivable for Investment Securities Sold	354,563,668		155,093		12,168,392		—
Dividend, Interest, and Securities Lending Income Receivable	3,321,159		4,358,295		60,292		20,393
Receivable for Capital Shares Sold	350,653		—		—		—
Reclaim Receivable	38,809		677,683		5,427		129
Due from Broker	22,141		170,747		—		—
Total Assets	2,637,314,266		719,573,081		155,475,509		43,269,603
Liabilities:
Obligation to Return Securities Lending Collateral	131,491,852		19,721,246		2,569,231		1,484,508
Payable for Investment Securities Purchased	382,101,995		395		12,430,268		—
Payable for Capital Shares Redeemed	25,930,258		32,076		—		—
Payable due to Investment Adviser	1,511,323		324,457		78,638		27,638
Unrealized Depreciation on Spot Contracts	113,481		—		290		—
Custodian Fees Payable	23,591		52,787		86		209
Due to Broker	351,121		331,490		—		—
Total Liabilities	541,523,621		20,462,451		15,078,513		1,512,355
Net Assets	$2,095,790,645		$699,110,630		$140,396,996		$41,757,248
Net Assets Consist of:
Paid-in Capital	$3,235,030,315		$1,723,306,451		$331,576,682		$65,292,277
Total Accumulated Losses	(1,139,239,670)		(1,024,195,821)		(191,179,686)		(23,535,029)
Net Assets	$2,095,790,645		$699,110,630		$140,396,996		$41,757,248
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	44,284,628		34,339,412		4,040,000		1,220,000
Net Asset Value, Offering and Redemption Price Per Share	$47.33		$20.36		$34.75		$34.23
*Includes Market Value of Securities on Loan	$121,159,472		$24,017,012		$2,413,260		$1,409,565

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF		Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF
Assets:
Cost of Investments	$176,926,434	$643,935,242		$2,701,136,440	$6,367,480,382
Cost of Repurchase Agreement	—	2,069,902		—	—
Investments, at Value	$156,657,100	$588,611,486	*	$2,828,176,324	$7,609,048,544
Repurchase Agreement, at Value	—	2,069,902		—	—
Cash	307,810	432,773		4,000,227	13,180,626
Dividend, Interest, and Securities Lending Income Receivable	572,450	2,074,062		2,051,967	940,834
Receivable for Capital Shares Sold	—	2,031,119		—	—
Receivable for Investment Securities Sold	—	—		—	13,897,181
Reclaim Receivable	—	8,116		15,506	—
Due from Broker	63,218	407		52,550	321,512
Total Assets	157,600,578	595,227,865		2,834,296,574	7,637,388,697
Liabilities:
Obligation to Return Securities Lending Collateral	—	2,069,902		—	—
Payable due to Investment Adviser	67,822	222,240		1,448,340	3,909,402
Payable for Investment Securities Purchased	—	2,027,308		—	—
Payable for Capital Shares Redeemed	—	—		—	13,552,630
Options Written at Value (Premiums received $–, $–, $63,027,174 and $216,504,359, respectively)	—	—		27,077,160	98,419,200
Custodian Fees Payable	2,608	6,059		8,613	242,850
Due to Broker	40,049	2,856		556,633	51,216
Total Liabilities	110,479	4,328,365		29,090,746	116,175,298
Net Assets	$157,490,099	$590,899,500		$2,805,205,828	$7,521,213,399
Net Assets Consist of:
Paid-in Capital	$284,334,931	$844,322,305		$2,915,763,059	$7,975,843,042
Total Accumulated Losses	(126,844,832)	(253,422,805)		(110,557,231)	(454,629,643)
Net Assets	$157,490,099	$590,899,500		$2,805,205,828	$7,521,213,399
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	19,190,000	37,820,000		73,480,000	453,010,000
Net Asset Value, Offering and Redemption Price Per Share	$8.21	$15.62		$38.18	$16.60
*Includes Market Value of Securities on Loan	$—	$1,971,501		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X MSCI SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF	Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF
Assets:
Cost of Investments	$46,739,175		$290,244,144	$82,952,995		$599,700,496
Cost of Repurchase Agreement	402,998		—	1,283,867		—
Cost/(Proceeds) of Foreign Currency	31,089		—	—		—
Investments, at Value	$41,224,436	*	$217,417,038	$43,680,768	*	$670,883,108
Repurchase Agreement, at Value	402,998		—	1,283,867		—
Cash	32,501		226,618	100,635		583,408
Foreign Currency, at Value	31,488		42	—		—
Dividend, Interest, and Securities Lending Income Receivable	351,936		583,074	71,825		493,266
Receivable for Capital Shares Sold	19,242		—	—		—
Reclaim Receivable	14,690		186,217	103,368		3,808
Receivable for Investment Securities Sold	—		1,759,640	—		—
Due from Broker	5,466		5,750	17,761		6,695
Total Assets	42,082,757		220,178,379	45,258,224		671,970,285
Liabilities:
Obligation to Return Securities Lending Collateral	402,998		—	1,283,867		—
Accrued Foreign Capital Gains Tax on Appreciated Securities	30,865		—	—		—
Payable due to Investment Adviser	23,281		108,863	25,367		168,912
Payable for Investment Securities Purchased	—		2,311,615	82,081		—
Unrealized Depreciation on Spot Contracts	—		1,339	395		—
Custodian Fees Payable	1,435		1,426	1,497		1
Due to Broker	50,277		102,024	68,330		4,179
Total Liabilities	508,856		2,525,267	1,461,537		173,092
Net Assets	$41,573,901		$217,653,112	$43,796,687		$671,797,193
Net Assets Consist of:
Paid-in Capital	$77,113,779		$548,800,109	$95,928,270		$609,678,097
Total Distributable Earnings (Accumulated Losses)	(35,539,878)		(331,146,997)	(52,131,583)		62,119,096
Net Assets	$41,573,901		$217,653,112	$43,796,687		$671,797,193
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,849,181		11,659,193	4,710,000		13,200,000
Net Asset Value, Offering and Redemption Price Per Share	$22.48		$18.67	$9.30		$50.89
*Includes Market Value of Securities on Loan	$347,622		$—	$2,047,817		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF		Global X Russell 2000 Covered Call ETF	Global X S&P Catholic Values Developed ex- U.S. ETF
Assets:
Cost of Investments	$11,115,256	$104,618,527		$1,033,417,296	$15,168,724
Cost of Repurchase Agreement	—	548,141		—	—
Cost of Affiliated Investments	—	—		526,119,573	—
Cost/(Proceeds) of Foreign Currency	5,805	—		—	303
Investments, at Value	$10,025,228	$62,028,706	*	$934,283,680	$14,426,030
Repurchase Agreement, at Value	—	548,141		—	—
Affiliated Investments, at Value	—	—		485,418,321	—
Cash	—	60,495		2,833,832	10,403
Foreign Currency, at Value	5,805	—		—	303
Reclaim Receivable	80,550	—		5,411	10,592
Dividend, Interest, and Securities Lending Income Receivable	38,027	22,632		275,930	32,701
Unrealized Appreciation on Spot Contracts	12	—		—	—
Receivable for Capital Shares Sold	—	3,372,669		—	517,876
Receivable for Investment Securities Sold	—	—		8,018,841	—
Due from Broker	—	—		510,561	—
Total Assets	10,149,622	66,032,643		1,431,346,576	14,997,905
Liabilities:
Obligation to Return Securities Lending Collateral	—	548,141		—	—
Payable due to Investment Adviser	4,769	25,647		696,515	4,226
Payable for Investment Securities Purchased	—	3,390,299		57,091	504,747
Payable for Capital Shares Redeemed	—	—		7,870,479	—
Options Written at Value (Premiums received $–, $–, $40,868,285 and $–, respectively)	—	—		16,253,460	—
Unrealized Depreciation on Spot Contracts	—	—		—	4,114
Cash Overdraft	62,679	—		—	—
Custodian Fees Payable	198	11		48,384	203
Due to Broker	—	—		382,902	—
Total Liabilities	67,646	3,964,098		25,308,831	513,290
Net Assets	$10,081,976	$62,068,545		$1,406,037,745	$14,484,615
Net Assets Consist of:
Paid-in Capital	$13,564,748	$130,973,949		$1,695,453,884	$15,526,363
Total Accumulated Losses	(3,482,772)	(68,905,404)		(289,416,139)	(1,041,748)
Net Assets	$10,081,976	$62,068,545		$1,406,037,745	$14,484,615
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	790,000	3,660,002		87,330,000	560,000

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF	Global X Russell 2000 Covered Call ETF	Global X S&P Catholic Values Developed ex- U.S. ETF
Net Asset Value, Offering and Redemption Price Per Share	$12.76	$16.96	$16.10	$25.87
*Includes Market Value of Securities on Loan	$—	$802,249	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF	Global X Emerging Markets Internet & E-commerce ETF	Global X NASDAQ 100® Tail Risk ETF
Assets:
Cost of Investments	$98,833,475	$64,851,213	$4,041,201	$1,498,224
Investments, at Value	$102,738,327	$61,228,118	$2,390,224	$1,360,975
Cash	161,741	45,371	4,188	1,534
Dividend, Interest, and Securities Lending Income Receivable	12,645	43,724	350	166
Reclaim Receivable	—	326	—	—
Due from Broker	—	13,775	—	—
Total Assets	102,912,713	61,331,314	2,394,762	1,362,675
Liabilities:
Options Written at Value (Premiums received $1,430,104, $682,499, $– and $–, respectively)	652,400	293,095	—	—
Payable due to Investment Adviser	53,439	30,881	1,342	296
Custodian Fees Payable	423	183	—	10
Due to Broker	27,764	821	—	—
Total Liabilities	734,026	324,980	1,342	306
Net Assets	$102,178,687	$61,006,334	$2,393,420	$1,362,369
Net Assets Consist of:
Paid-in Capital	$105,976,408	$63,273,856	$5,957,335	$1,892,681
Total Accumulated Losses	(3,797,721)	(2,267,522)	(3,563,915)	(530,312)
Net Assets	$102,178,687	$61,006,334	$2,393,420	$1,362,369
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,920,000	2,340,000	119,871	60,000
Net Asset Value, Offering and Redemption Price Per Share	$26.07	$26.07	$19.97	$22.71

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X NASDAQ 100® Risk Managed Income ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF	Global X S&P 500® Risk Managed Income ETF
Assets:
Cost of Investments	$11,966,739	$2,283,522	$2,570,779	$27,459,958
Investments, at Value	$11,953,875	$2,109,741	$2,418,932	$27,324,617
Cash	22,714	2,996	3,169	28,805
Dividend, Interest, and Securities Lending Income Receivable	1,471	255	1,770	19,659
Reclaim Receivable	—	—	13	148
Total Assets	11,978,060	2,112,992	2,423,884	27,373,229
Liabilities:
Options Written at Value (Premiums received $337,034, $12,721, $– and $603,028, respectively)	158,680	291	—	260,677
Payable due to Investment Adviser	5,915	488	524	13,917
Custodian Fees Payable	745	179	12	824
Due to Broker	148	—	—	—
Total Liabilities	165,488	958	536	275,418
Net Assets	$11,812,572	$2,112,034	$2,423,348	$27,097,811
Net Assets Consist of:
Paid-in Capital	$14,098,045	$2,478,905	$2,759,594	$30,749,112
Total Accumulated Losses	(2,285,473)	(366,871)	(336,246)	(3,651,301)
Net Assets	$11,812,572	$2,112,034	$2,423,348	$27,097,811
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	710,000	90,000	100,000	1,460,000
Net Asset Value, Offering and Redemption Price Per Share	$16.64	$23.47	$24.23	$18.56

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Dow 30® Covered Call ETF	Global X Russell 2000 Covered Call & Growth ETF
Assets:
Cost of Investments	$2,360,251	$10,169,834	$78,716,691	$8,612,686
Investments, at Value	$2,217,597	$7,674,298	$80,074,984	$8,317,256
Cash	2,620	8,693	75,274	10,815
Dividend, Interest, and Securities Lending Income Receivable	1,597	3,657	56,003	—
Reclaim Receivable	12	1,343	—	—
Receivable for Capital Shares Sold	—	—	—	1,118,851
Receivable for Investment Securities Sold	—	—	—	7,578
Total Assets	2,221,826	7,687,991	80,206,261	9,454,500
Liabilities:
Payable due to Investment Adviser	478	4,090	40,962	1,638
Options Written at Value (Premiums received $2,498, $–, $1,082,757 and $87,797, respectively)	103	—	1,217,055	47,300
Payable for Investment Securities Purchased	—	—	—	1,125,361
Custodian Fees Payable	82	54	217	—
Due to Broker	—	—	876	790
Total Liabilities	663	4,144	1,259,110	1,175,089
Net Assets	$2,221,163	$7,683,847	$78,947,151	$8,279,411
Net Assets Consist of:
Paid-in Capital	$2,526,617	$11,282,867	$79,241,435	$8,609,242
Total Accumulated Losses	(305,454)	(3,599,020)	(294,284)	(329,831)
Net Assets	$2,221,163	$7,683,847	$78,947,151	$8,279,411
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	90,000	540,000	3,780,000	370,000
Net Asset Value, Offering and Redemption Price Per Share	$24.68	$14.23	$20.89	$22.38

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X Financials Covered Call & Growth ETF	Global X Health Care Covered Call & Growth ETF	Global X Information Technology Covered Call & Growth ETF	Global X NASDAQ 100® ESG Covered Call ETF
Assets:
Cost of Investments	$2,399,399	$2,791,043	$2,930,408	$2,384,383
Investments, at Value	$2,236,560	$2,577,685	$3,474,318	$2,503,670
Cash	1,704	1,536	2,550	4,987
Dividend, Interest, and Securities Lending Income Receivable	966	1,614	365	300
Reclaim Receivable	5	—	33	—
Total Assets	2,239,235	2,580,835	3,477,266	2,508,957
Liabilities:
Options Written at Value (Premiums received $26,765, $20,289, $42,292 and $62,878, respectively)	8,281	2,061	12,245	30,175
Payable due to Investment Adviser	1,043	1,225	1,620	1,284
Due to Broker	132	908	—	—
Total Liabilities	9,456	4,194	13,865	31,459
Net Assets	$2,229,779	$2,576,641	$3,463,401	$2,477,498
Net Assets Consist of:
Paid-in Capital	$2,445,667	$2,767,218	$3,079,828	$2,446,000
Total Distributable Earnings (Accumulated Losses)	(215,888)	(190,577)	383,573	31,498
Net Assets	$2,229,779	$2,576,641	$3,463,401	$2,477,498
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000	110,000	120,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$22.30	$23.42	$28.86	$24.77

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2023

	Global X S&P 500® ESG Covered Call ETF	Global X Dow 30® Covered Call & Growth ETF
Assets:
Cost of Investments	$2,359,418	$2,606,967
Investments, at Value	$2,388,615	$2,432,290
Cash	3,403	5,837
Dividend, Interest, and Securities Lending Income Receivable	1,976	1,697
Reclaim Receivable	1	—
Total Assets	2,393,995	2,439,824
Liabilities:
Options Written at Value (Premiums received $37,137 and $16,246, respectively)	14,080	18,090
Payable due to Investment Adviser	1,230	1,248
Total Liabilities	15,310	19,338
Net Assets	$2,378,685	$2,420,486
Net Assets Consist of:
Paid-in Capital	$2,378,687	$2,567,169
Total Accumulated Losses	(2)	(146,683)
Net Assets	$2,378,685	$2,420,486
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$23.79	$24.20

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
Investment Income:
Dividend Income	$49,186,672	$75,338,317	$1,591,545	$485,134
Interest Income	268,854	(136,447)	8,958	2,306
Security Lending Income	6,972,879	903,532	57,300	33,242
Less: Foreign Taxes Withheld	(1,839,085)	(2,896,228)	(42,192)	(4,733)
Total Investment Income	54,589,320	73,209,174	1,615,611	515,949
Expenses:
Supervision and Administration Fees(1)	24,454,335	4,350,528	888,954	352,098
Custodian Fees(2)	23,750	113,541	121	274
Total Expenses	24,478,085	4,464,069	889,075	352,372
Waiver of Supervision and Administration Fees	–	(78,019)	–	–
Net Expenses	24,478,085	4,386,050	889,075	352,372
Net Investment Income	30,111,235	68,823,124	726,536	163,577
Net Realized Gain (Loss) on:
Investments(3)	(290,277,677)	(173,559,042)	(23,499,453)	(2,729,202)
Foreign Currency Transactions	(612,790)	(4,459,488)	(4,846)	–
Net Realized Gain (Loss)	(290,890,467)	(178,018,530)	(23,504,299)	(2,729,202)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(678,200,172)	101,221,370	64,248,486	3,924,121
Foreign Currency Translations	(97,496)	338,455	(774)	–
Net Change in Unrealized Appreciation (Depreciation)	(678,297,668)	101,559,825	64,247,712	3,924,121
Net Realized and Unrealized Gain (Loss)	(969,188,135)	(76,458,705)	40,743,413	1,194,919
Net Increase (Decrease) in Net Assets Resulting from Operations	$(939,076,900)	$(7,635,581)	$41,469,949	$1,358,496

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF
Investment Income:
Dividend Income	$13,406,088	$27,602,355	$42,442,402	$65,567,203
Interest Income	17,549	58,520	325,859	1,102,275
Security Lending Income	76,683	77,336	—	—
Less: Foreign Taxes Withheld	—	—	6,549	(144,025)
Total Investment Income	13,500,320	27,738,211	42,774,810	66,525,453
Expenses:
Supervision and Administration Fees(1)	1,011,603	2,858,686	15,335,780	43,691,990
Custodian Fees(2)	6,557	28,693	46,161	436,725
Total Expenses	1,018,160	2,887,379	15,381,941	44,128,715
Net Investment Income	12,482,160	24,850,832	27,392,869	22,396,738
Net Realized Gain (Loss) on:
Investments(3)	(35,344,694)	(40,314,161)	(57,958,335)	(57,160,584)
Purchased Options	—	—	—	(934,152,667)
Written Options	—	—	(175,722,132)	—
Net Realized Gain (Loss)	(35,344,694)	(40,314,161)	(233,680,467)	(991,313,251)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,801,453	(69,852,699)	259,046,874	1,823,568,738
Written Options	—	—	81,655,711	150,126,300
Net Change in Unrealized Appreciation (Depreciation)	4,801,453	(69,852,699)	340,702,585	1,973,695,038
Net Realized and Unrealized Gain (Loss)	(30,543,241)	(110,166,860)	107,022,118	982,381,787
Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,061,081)	$(85,316,028)	$134,414,987	$1,004,778,525

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF
Investment Income:
Dividend Income	$4,400,096	$18,523,942	$1,290,417	$9,954,937
Interest Income	4,577	15,051	170,895	27,202
Security Lending Income	1,291	24,967	36,419	—
Less: Foreign Taxes Withheld	(575,581)	(1,176,180)	(185,316)	(2,850)
Total Investment Income	3,830,383	17,387,780	1,312,415	9,979,289

Expenses:
Supervision and Administration Fees(1)	279,717	1,554,093	464,410	1,840,714
Custodian Fees(2)	12,333	17,575	2,541	464
Total Expenses	292,050	1,571,668	466,951	1,841,178
Net Investment Income	3,538,333	15,816,112	845,464	8,138,111
Net Realized Gain (Loss) on:
Investments(3)	(7,338,740)	(30,499,082)	(9,830,336)	11,684,291
Foreign Currency Transactions	(66,954)	(92,701)	(31,875)	—
Foreign Capital Gains Tax	8,991	—	—	—
Net Realized Gain (Loss)	(7,396,703)	(30,591,783)	(9,862,211)	11,684,291
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,200,590	771,275	(10,204,271)	30,978,489
Foreign Capital Gains Tax on Appreciated Securities	8,463	—	—	—
Foreign Currency Translations	(5,842)	(1,679)	5,416	—
Net Change in Unrealized Appreciation (Depreciation)	9,203,211	769,596	(10,198,855)	30,978,489
Net Realized and Unrealized Gain (Loss)	1,806,508	(29,822,187)	(20,061,066)	42,662,780
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,344,841	$(14,006,075)	$(19,215,602)	$50,800,891

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF	Global X Russell 2000 Covered Call ETF	Global X S&P Catholic Values Developed ex- U.S. ETF
Investment Income:
Dividend Income	$779,100	$231,921	$15,737,084	$429,323
Dividend Income, from Affiliated Investments	—	—	7,451,586	—
Interest Income	397	773	171,768	752
Security Lending Income	—	13,600	—	—
Less: Foreign Taxes Withheld	(78,764)	(2,054)	(18,707)	(43,600)
Total Investment Income	700,733	244,240	23,341,731	386,475

Expenses:
Supervision and Administration Fees(1)	60,962	255,544	8,700,301	42,850
Custodian Fees(2)	1,363	111	17,862	362
Total Expenses	62,325	255,655	8,718,163	43,212
Waiver of Supervision and Administration Fees	—	—	(467,311)	—
Net Expenses	62,325	255,655	8,250,852	43,212
Net Investment Income (Loss)	638,408	(11,415)	15,090,879	343,263
Net Realized Gain (Loss) on:
Investments(3)	(832,677)	(17,233,339)	6,051,309	(307,218)
Affiliated Investments	—	—	715,197	—
Written Options	—	—	(76,518,146)	—
Foreign Currency Transactions	(1,590)	(7,470)	—	(2,066)
Net Realized Gain (Loss)	(834,267)	(17,240,809)	(69,751,640)	(309,284)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,353,397	20,074,893	(99,044,198)	257,671
Affiliated Investments	—	—	(44,524,279)	—
Written Options	—	—	86,994,451	—
Foreign Currency Translations	3,863	—	—	(263)
Net Change in Unrealized Appreciation (Depreciation)	1,357,260	20,074,893	(56,574,026)	257,408
Net Realized and Unrealized Gain (Loss)	522,993	2,834,084	(126,325,666)	(51,876)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,161,401	$2,822,669	$(111,234,787)	$291,387

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF	Global X Emerging Markets Internet & E-commerce ETF	Global X NASDAQ 100® Tail Risk ETF
Investment Income:
Dividend Income	$688,067	$879,847	$23,075	$13,369
Interest Income	6,287	2,871	110	35
Less: Foreign Taxes Withheld	(1,512)	(232)	(369)	(29)
Total Investment Income	692,842	882,486	22,816	13,375
Expenses:
Supervision and Administration Fees(1)	474,198	319,872	16,915	8,067
Custodian Fees(2)	1,785	—	101	10
Total Expenses	475,983	319,872	17,016	8,077
Net Investment Income	216,859	562,614	5,800	5,298
Net Realized Gain (Loss) on:
Investments(3)	(2,691,803)	1,941,533	(305,927)	(157,471)
Purchased Options	—	(1,833,364)	—	(108,252)
Written Options	(4,759,944)	—	—	—
Foreign Currency Transactions	—	—	(368)	—
Net Realized Gain (Loss)	(7,451,747)	108,169	(306,295)	(265,723)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	19,273,168	2,061,163	738,242	494,524
Purchased Options	—	871,640	—	22,980
Written Options	937,738	—	—	—
Foreign Currency Translations	—	—	(2)	—
Net Change in Unrealized Appreciation (Depreciation)	20,210,906	2,932,803	738,240	517,504
Net Realized and Unrealized Gain (Loss)	12,759,159	3,040,972	431,945	251,781
Net Increase in Net Assets Resulting from Operations	$12,976,018	$3,603,586	$437,745	$257,079

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X NASDAQ 100® Risk Managed Income ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF	Global X S&P 500® Risk Managed Income ETF
Investment Income:
Dividend Income	$90,127	$25,028	$48,027	$435,795
Interest Income	848	71	47	2,366
Less: Foreign Taxes Withheld	(199)	(54)	(14)	(117)
Total Investment Income	90,776	25,045	48,060	438,044
Expenses:
Supervision and Administration Fees(1)	59,521	14,950	15,762	156,122
Custodian Fees(2)	1,258	279	15	761
Total Expenses	60,779	15,229	15,777	156,883
Net Investment Income	29,997	9,816	32,283	281,161
Net Realized Gain (Loss) on:
Investments(3)	(1,055,959)	(148,588)	37,754	(1,170,122)
Purchased Options	(1,039,839)	(194,742)	(156,985)	(1,875,705)
Written Options	(1,317,175)	(336,034)	—	(1,914,332)
Net Realized Gain (Loss)	(3,412,973)	(679,364)	(119,231)	(4,960,159)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,233,480	868,090	249,186	3,289,189
Purchased Options	82,077	52,485	42,973	150,599
Written Options	238,445	(38,825)	—	928,959
Net Change in Unrealized Appreciation (Depreciation)	3,554,002	881,750	292,159	4,368,747
Net Realized and Unrealized Gain (Loss)	141,029	202,386	172,928	(591,412)
Net Increase (Decrease) in Net Assets Resulting from Operations	$171,026	$212,202	$205,211	$(310,251)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Dow 30® Covered Call ETF	Global X Russell 2000 Covered Call & Growth ETF
Investment Income:
Dividend Income	$54,361	$146,706	$1,533,170	$50,589
Interest Income	100	474	4	496
Less: Foreign Taxes Withheld	(15)	(12,695)	—	—
Total Investment Income	54,446	134,485	1,533,174	51,085
Expenses:
Supervision and Administration Fees(1)	18,014	32,635	426,787	19,007
Custodian Fees(2)	(40)	233	717	4
Total Expenses	17,974	32,868	427,504	19,011
Waiver of Supervision and Administration Fees	—	—	—	(3,203)
Net Expenses	17,974	32,868	427,504	15,808
Net Investment Income	36,472	101,617	1,105,670	35,277
Net Realized Gain (Loss) on:
Investments(3)	46,069	(859,911)	904,467	34,977
Purchased Options	(324,007)	—	—	58,285
Written Options	(9,885)	—	(1,826,622)	(113,636)
Foreign Currency Transactions	—	(1,397)	—	—
Net Realized Gain (Loss)	(287,823)	(861,308)	(922,155)	(20,374)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	302,236	(1,250,525)	(555,992)	(407,948)
Purchased Options	87,783	—	—	—
Written Options	(19,919)	—	2,152,614	98,488
Foreign Currency Translations	—	47	—	2
Net Change in Unrealized Appreciation (Depreciation)	370,100	(1,250,478)	1,596,622	(309,458)
Net Realized and Unrealized Gain (Loss)	82,277	(2,111,786)	674,467	(329,832)
Net Increase (Decrease) in Net Assets Resulting from Operations	$118,749	$(2,010,169)	$1,780,137	$(294,555)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X Financials Covered Call & Growth ETF(1)	Global X Health Care Covered Call & Growth ETF(1)	Global X Information Technology Covered Call & Growth ETF(1)	Global X NASDAQ 100® ESG Covered Call ETF(2)
Investment Income:
Dividend Income	$46,668	$41,507	$26,988	$14,296
Interest Income	175	207	247	267
Less: Foreign Taxes Withheld	—	—	(25)	(41)
Total Investment Income	46,843	41,714	27,210	14,522
Expenses:
Supervision and Administration Fees(3)	13,353	14,682	16,835	10,681
Custodian Fees(4)	34	68	40	117
Total Expenses	13,387	14,750	16,875	10,798
Waiver of Supervision and Administration Fees	(1,234)	(1,345)	(1,541)	—
Net Expenses	12,153	13,405	15,334	10,798
Net Investment Income	34,690	28,309	11,876	3,724
Net Realized Gain (Loss) on:
Investments(5)	(45,141)	8,472	76,179	387,311
Purchased Options	(5,881)	3,570	(71,239)	47,797
Written Options	29,786	98,708	(40,979)	(353,184)
Net Realized Gain (Loss)	(21,236)	110,750	(36,039)	81,924
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(162,839)	(213,358)	543,910	119,287
Written Options	18,484	18,228	30,047	32,703
Net Change in Unrealized Appreciation (Depreciation)	(144,355)	(195,130)	573,957	151,990
Net Realized and Unrealized Gain (Loss)	(165,591)	(84,380)	537,918	233,914
Net Increase (Decrease) in Net Assets Resulting from Operations	$(130,901)	$(56,071)	$549,794	$237,638

(1)	The Fund commenced operations on November 21, 2022.
(2)	The Fund commenced operations on February 21, 2023.
(3)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(4)	See Note 2 in the Notes to Financial Statements.
(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the year ended October 31, 2023

	Global X S&P 500® ESG Covered Call ETF(1)	Global X Dow 30® Covered Call & Growth ETF(2)
Investment Income:
Dividend Income	$27,410	$13,535
Interest Income	193	41
Less: Foreign Taxes Withheld	(7)	—
Total Investment Income	27,596	13,576
Expenses:
Supervision and Administration Fees(3)	10,311	4,004
Custodian Fees(4)	14	6
Total Expenses	10,325	4,010
Net Investment Income	17,271	9,566
Net Realized Gain (Loss) on:
Investments(5)	151,452	(225)
Purchased Options	82,789	26,362
Written Options	(258,808)	3,701
Net Realized Gain (Loss)	(24,567)	29,838
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	29,197	(174,677)
Written Options	23,057	(1,844)
Net Change in Unrealized Appreciation (Depreciation)	52,254	(176,521)
Net Realized and Unrealized Gain (Loss)	27,687	(146,683)
Net Increase (Decrease) in Net Assets Resulting from Operations	$44,958	$(137,117)

(1)	The Fund commenced operations on February 21, 2023.
(2)	The Fund commenced operations on July 25, 2023.
(3)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(4)	See Note 2 in the Notes to Financial Statements.
(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF‡
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$30,111,235	$16,046,131	$68,823,124	$60,797,461
Net Realized Gain (Loss)	(290,890,467)	(90,735,668)	(178,018,530)	(161,604,111)
Net Change in Unrealized Appreciation (Depreciation)	(678,297,668)	(1,486,392,494)	101,559,825	(229,713,972)
Net Decrease in Net Assets Resulting from Operations	(939,076,900)	(1,561,082,031)	(7,635,581)	(330,520,622)
Distributions:	(38,976,032)	(13,550,903)	(71,554,165)	(68,726,670)
Return of Capital:	—	—	(17,865,200)	(25,091,152)
Capital Share Transactions:
Issued	18,655,425	987,083,874	134,701,260	193,866,024
Redeemed	(844,321,195)	(888,340,328)	(14,814,220)	(23,680,516)
Increase (Decrease) in Net Assets from Capital Share Transactions	(825,665,770)	98,743,546	119,887,040	170,185,508
Total Increase (Decrease) in Net Assets	(1,803,718,702)	(1,475,889,388)	22,832,094	(254,152,936)
Net Assets:
Beginning of Year	3,899,509,347	5,375,398,735	676,278,536	930,431,472
End of Year	$2,095,790,645	$3,899,509,347	$699,110,630	$676,278,536
Share Transactions:
Issued	270,000	11,480,000	5,620,000	6,286,667
Redeemed	(14,070,000)	(12,420,000)	(613,921)	(796,667)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(13,800,000)	(940,000)	5,006,079	5,490,000

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X Guru® Index ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$726,536	$147,637	$163,577	$9,277
Net Realized Gain (Loss)	(23,504,299)	(59,049,029)	(2,729,202)	(10,085,129)
Net Change in Unrealized Appreciation (Depreciation)	64,247,712	(148,544,746)	3,924,121	(14,494,976)
Net Increase (Decrease) in Net Assets Resulting from Operations	41,469,949	(207,446,138)	1,358,496	(24,570,828)
Distributions:	(696,865)	—	(140,340)	(14,584)
Return of Capital:	—	(663,636)	(13,339)	(63,227)
Capital Share Transactions:
Issued	50,133,051	4,148,772	—	2,097,530
Redeemed	(53,754,585)	(94,686,332)	(5,982,656)	(6,769,839)
Decrease in Net Assets from Capital Share Transactions	(3,621,534)	(90,537,560)	(5,982,656)	(4,672,309)
Total Increase (Decrease) in Net Assets	37,151,550	(298,647,334)	(4,777,839)	(29,320,948)
Net Assets:
Beginning of Year	103,245,446	401,892,780	46,535,087	75,856,035
End of Year	$140,396,996	$103,245,446	$41,757,248	$46,535,087
Share Transactions:
Issued	1,400,000	130,000	—	50,000
Redeemed	(1,510,000)	(2,540,000)	(170,000)	(170,000)
Net Decrease in Shares Outstanding from Share Transactions	(110,000)	(2,410,000)	(170,000)	(120,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF		Global X SuperDividend® U.S. ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$12,482,160	$10,604,029	$24,850,832	$23,270,439
Net Realized Gain (Loss)	(35,344,694)	(9,393,788)	(40,314,161)	64,409,036
Net Change in Unrealized Appreciation (Depreciation)	4,801,453	(32,526,988)	(69,852,699)	(82,329,930)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,061,081)	(31,316,747)	(85,316,028)	5,349,545
Distributions:	(12,843,440)	(12,532,497)	(32,670,182)	(27,892,254)
Return of Capital:	—	(653,473)	(12,029,058)	(13,969,909)
Capital Share Transactions:
Issued	28,847,405	24,951,801	151,410,242	157,123,738
Redeemed	(35,612,035)	(20,242,558)	(114,359,782)	(106,481,128)
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,764,630)	4,709,243	37,050,460	50,642,610
Total Increase (Decrease) in Net Assets	(37,669,151)	(39,793,474)	(92,964,808)	14,129,992
Net Assets:
Beginning of Year	195,159,250	234,952,724	683,864,308	669,734,316
End of Year	$157,490,099	$195,159,250	$590,899,500	$683,864,308
Share Transactions:
Issued	2,990,000	2,370,000	8,650,000	7,750,000
Redeemed	(3,980,000)	(1,870,000)	(6,490,000)	(5,360,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(990,000)	500,000	2,160,000	2,390,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call ETF		Global X NASDAQ 100® Covered Call ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$27,392,869	$14,116,473	$22,396,738	$16,191,726
Net Realized Gain (Loss)	(233,680,467)	36,092,173	(991,313,251)	375,062,659
Net Change in Unrealized Appreciation (Depreciation)	340,702,585	(253,367,614)	1,973,695,038	(1,812,074,096)
Net Increase (Decrease) in Net Assets Resulting from Operations	134,414,987	(203,158,968)	1,004,778,525	(1,420,819,711)
Distributions:	(8,585,958)	(35,714,783)	—	(211,906,795)
Return of Capital:	(269,122,735)	(133,893,882)	(875,982,507)	(642,111,562)
Capital Share Transactions:
Issued	1,162,324,728	1,708,732,044	1,525,390,555	4,057,801,963
Redeemed	(148,370,274)	(71,274,199)	(530,621,484)	(421,530,332)
Increase in Net Assets from Capital Share Transactions	1,013,954,454	1,637,457,845	994,769,071	3,636,271,631
Total Increase in Net Assets	870,660,748	1,264,690,212	1,123,565,089	1,361,433,563
Net Assets:
Beginning of Year	1,934,545,080	669,854,868	6,397,648,310	5,036,214,747
End of Year	$2,805,205,828	$1,934,545,080	$7,521,213,399	$6,397,648,310
Share Transactions:
Issued	28,790,000	36,750,000	88,410,000	200,110,000
Redeemed	(3,670,000)	(1,690,000)	(31,540,000)	(24,700,000)
Net Increase in Shares Outstanding from Share Transactions	25,120,000	35,060,000	56,870,000	175,410,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® Emerging Markets ETF‡		Global X SuperDividend® REIT ETF‡
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$3,538,333	$3,889,079	$15,816,112	$16,107,768
Net Realized Gain (Loss)	(7,396,703)	(15,697,196)	(30,591,783)	13,963,202
Net Change in Unrealized Appreciation (Depreciation)	9,203,211	(11,715,946)	769,596	(114,883,784)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,344,841	(23,524,063)	(14,006,075)	(84,812,814)
Distributions:	(3,319,170)	(5,018,224)	(13,547,728)	(15,789,114)
Return of Capital:	—	(1,057,591)	(6,960,250)	(9,960,386)
Capital Share Transactions:
Issued	2,345,719	23,410,044	15,653,093	2,797,978
Redeemed	(1,965,623)	(17,338,196)	(50,140,564)	(73,515,296)
Increase (Decrease) in Net Assets from Capital Share Transactions	380,096	6,071,848	(34,487,471)	(70,717,318)
Total Increase (Decrease) in Net Assets	2,405,767	(23,528,030)	(69,001,524)	(181,279,632)
Net Assets:
Beginning of Year	39,168,134	62,696,164	286,654,636	467,934,268
End of Year	$41,573,901	$39,168,134	$217,653,112	$286,654,636
Share Transactions:
Issued	96,667	720,000	740,000	113,333
Redeemed	(80,819)	(743,333)	(2,324,140)	(2,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	15,848	(23,333)	(1,584,140)	(2,636,667)

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$845,464	$1,183,661	$8,138,111	$6,853,787
Net Realized Gain (Loss)	(9,862,211)	939,711	11,684,291	21,294,231
Net Change in Unrealized Appreciation (Depreciation)	(10,198,855)	(31,396,085)	30,978,489	(137,525,098)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,215,602)	(29,272,713)	50,800,891	(109,377,080)
Distributions:	(839,231)	(1,233,925)	(7,699,184)	(7,163,403)
Capital Share Transactions:
Issued	2,633,738	31,092,956	119,238,821	145,015,222
Redeemed	(29,751,744)	(56,593,086)	(39,830,981)	(73,172,445)
Increase (Decrease) in Net Assets from Capital Share Transactions	(27,118,006)	(25,500,130)	79,407,840	71,842,777
Total Increase (Decrease) in Net Assets	(47,172,839)	(56,006,768)	122,509,547	(44,697,706)
Net Assets:
Beginning of Year	90,969,526	146,976,294	549,287,646	593,985,352
End of Year	$43,796,687	$90,969,526	$671,797,193	$549,287,646
Share Transactions:
Issued	200,000	2,050,000	2,350,000	2,730,000
Redeemed	(2,460,000)	(3,820,000)	(790,000)	(1,470,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,260,000)	(1,770,000)	1,560,000	1,260,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® EAFE ETF		Global X E-commerce ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$638,408	$769,620	$(11,415)	$362,843
Net Realized Gain (Loss)	(834,267)	160,842	(17,240,809)	(31,325,250)
Net Change in Unrealized Appreciation (Depreciation)	1,357,260	(2,899,393)	20,074,893	(50,085,062)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,161,401	(1,968,931)	2,822,669	(81,047,469)
Distributions:	(736,065)	(742,260)	—	(897,920)
Return of Capital:	—	—	(42,666)	(66,565)
Capital Share Transactions:
Issued	3,052,141	135,570	33,960,916	21,458,714
Redeemed	(1,779,069)	(3,098,512)	(16,912,892)	(94,957,434)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,273,072	(2,962,942)	17,048,024	(73,498,720)
Total Increase (Decrease) in Net Assets	1,698,408	(5,674,133)	19,828,027	(155,510,674)
Net Assets:
Beginning of Year	8,383,568	14,057,701	42,240,518	197,751,192
End of Year	$10,081,976	$8,383,568	$62,068,545	$42,240,518
Share Transactions:
Issued	220,000	10,000	1,830,000	1,000,000
Redeemed	(130,000)	(210,000)	(960,000)	(4,550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	90,000	(200,000)	870,000	(3,550,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call ETF		Global X S&P Catholic Values Developed ex-U.S. ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$15,090,879	$9,603,123	$343,263	$150,316
Net Realized Gain (Loss)	(69,751,640)	(76,256,194)	(309,284)	(113,203)
Net Change in Unrealized Appreciation (Depreciation)	(56,574,026)	(86,371,791)	257,408	(1,701,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	(111,234,787)	(153,024,862)	291,387	(1,664,376)
Distributions:	(2,455,329)	(32,998,311)	(253,178)	(203,751)
Return of Capital:	(170,194,451)	(105,055,357)	—	—
Capital Share Transactions:
Issued	488,673,691	1,143,457,691	8,854,084	3,196,433
Redeemed	(140,992,543)	(64,583,797)	—	—
Increase in Net Assets from Capital Share Transactions	347,681,148	1,078,873,894	8,854,084	3,196,433
Total Increase in Net Assets	63,796,581	787,795,364	8,892,293	1,328,306
Net Assets:
Beginning of Year	1,342,241,164	554,445,800	5,592,322	4,264,016
End of Year	$1,406,037,745	$1,342,241,164	$14,484,615	$5,592,322
Share Transactions:
Issued	26,620,000	49,770,000	320,000	110,000
Redeemed	(7,940,000)	(3,140,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	18,680,000	46,630,000	320,000	110,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Nasdaq 100® Covered Call & Growth ETF		Global X S&P 500® Covered Call & Growth ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$216,859	$131,719	$562,614	$357,976
Net Realized Gain (Loss)	(7,451,747)	3,303,859	108,169	2,410,750
Net Change in Unrealized Appreciation (Depreciation)	20,210,906	(19,860,737)	2,932,803	(7,710,275)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,976,018	(16,425,159)	3,603,586	(4,941,549)
Distributions:	—	(3,262,405)	(376,487)	(1,865,684)
Return of Capital:	(4,776,529)	(2,741,520)	(2,498,448)	(1,465,030)
Capital Share Transactions:
Issued	38,046,832	55,565,131	37,732,859	28,875,885
Redeemed	(5,172,322)	(16,702,729)	(18,965,715)	(14,111,207)
Increase in Net Assets from Capital Share Transactions	32,874,510	38,862,402	18,767,144	14,764,678
Total Increase in Net Assets	41,073,999	16,433,318	19,495,795	6,492,415
Net Assets:
Beginning of Year	61,104,688	44,671,370	41,510,539	35,018,124
End of Year	$102,178,687	$61,104,688	$61,006,334	$41,510,539
Share Transactions:
Issued	1,430,000	1,900,000	1,400,000	1,020,000
Redeemed	(190,000)	(570,000)	(690,000)	(490,000)
Net Increase in Shares Outstanding from Share Transactions	1,240,000	1,330,000	710,000	530,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Internet & E-commerce ETF‡		Global X NASDAQ 100® Tail Risk ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$5,800	$4,302	$5,298	$5,325
Net Realized Gain (Loss)	(306,295)	(1,482,571)	(265,723)	(64,066)
Net Change in Unrealized Appreciation (Depreciation)	738,240	(927,019)	517,504	(720,494)
Net Increase (Decrease) in Net Assets Resulting from Operations	437,745	(2,405,288)	257,079	(779,235)
Distributions:	(5,946)	—	(4,771)	(66,715)
Return of Capital:	(1,727)	(9,979)	—	—
Capital Share Transactions:
Issued	—	—	—	1,394,296
Redeemed	(2,821)	(173,768)	(797,923)	(1,966,628)
Decrease in Net Assets from Capital Share Transactions	(2,821)	(173,768)	(797,923)	(572,332)
Total Increase (Decrease) in Net Assets	427,251	(2,589,035)	(545,615)	(1,418,282)
Net Assets:
Beginning of Year	1,966,169	4,555,204	1,907,984	3,326,266
End of Year	$2,393,420	$1,966,169	$1,362,369	$1,907,984
Share Transactions:
Issued	—	—	—	60,000
Redeemed	(129)	(6,667)	(40,000)	(90,000)
Net Decrease in Shares Outstanding from Share Transactions	(129)	(6,667)	(40,000)	(30,000)

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100® Risk Managed Income ETF		Global X NASDAQ 100® Collar 95-110 ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$29,997	$20,521	$9,816	$6,905
Net Realized Gain (Loss)	(3,412,973)	961,113	(679,364)	509,677
Net Change in Unrealized Appreciation (Depreciation)	3,554,002	(3,382,166)	881,750	(1,083,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	171,026	(2,400,532)	212,202	(566,420)
Distributions:	—	(128,024)	(8,877)	(57,957)
Return of Capital:	(1,196,718)	(869,114)	—	—
Capital Share Transactions:
Issued	4,456,197	15,545,690	—	1,741,889
Redeemed	(2,337,483)	(5,769,910)	(1,171,831)	(873,233)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,118,714	9,775,780	(1,171,831)	868,656
Total Increase (Decrease) in Net Assets	1,093,022	6,378,110	(968,506)	244,279
Net Assets:
Beginning of Year	10,719,550	4,341,440	3,080,540	2,836,261
End of Year	$11,812,572	$10,719,550	$2,112,034	$3,080,540
Share Transactions:
Issued	250,000	690,000	—	70,000
Redeemed	(130,000)	(280,000)	(50,000)	(40,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	120,000	410,000	(50,000)	30,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Tail Risk ETF		Global X S&P 500® Risk Managed Income ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net Investment Income	$32,283	$29,933	$281,161	$186,483
Net Realized Gain (Loss)	(119,231)	1,502	(4,960,159)	1,155,778
Net Change in Unrealized Appreciation (Depreciation)	292,159	(521,816)	4,368,747	(4,212,097)
Net Increase (Decrease) in Net Assets Resulting from Operations	205,211	(490,381)	(310,251)	(2,869,836)
Distributions:	(32,745)	(96,334)	(41,006)	(472,058)
Return of Capital:	—	—	(3,063,982)	(1,738,194)
Capital Share Transactions:
Issued	—	—	8,369,780	30,428,544
Redeemed	(766,526)	—	(2,490,395)	(6,616,383)
Increase (Decrease) in Net Assets from Capital Share Transactions	(766,526)	—	5,879,385	23,812,161
Total Increase (Decrease) in Net Assets	(594,060)	(586,715)	2,464,146	18,732,073
Net Assets:
Beginning of Year	3,017,408	3,604,123	24,633,665	5,901,592
End of Year	$2,423,348	$3,017,408	$27,097,811	$24,633,665
Share Transactions:
Issued	—	—	410,000	1,240,000
Redeemed	(30,000)	—	(120,000)	(290,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(30,000)	—	290,000	950,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Collar 95-110 ETF		Global X Disruptive Materials ETF
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Period Ended October 31, 2022(1)
Operations:
Net Investment Income	$36,472	$33,909	$101,617	$81,482
Net Realized Gain (Loss)	(287,823)	160,285	(861,308)	(203,576)
Net Change in Unrealized Appreciation (Depreciation)	370,100	(558,753)	(1,250,478)	(1,245,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	118,749	(364,559)	(2,010,169)	(1,367,187)
Distributions:	(40,011)	(70,908)	(77,885)	(47,516)
Capital Share Transactions:
Issued	—	1,041,732	6,774,401	6,008,659
Redeemed	(1,772,256)	—	(435,664)	(1,160,792)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,772,256)	1,041,732	6,338,737	4,847,867
Total Increase (Decrease) in Net Assets	(1,693,518)	606,265	4,250,683	3,433,164
Net Assets:
Beginning of Year	3,914,681	3,308,416	3,433,164	—
End of Year	$2,221,163	$3,914,681	$7,683,847	$3,433,164
Share Transactions:
Issued	—	40,000	370,000	240,000
Redeemed	(70,000)	—	(20,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(70,000)	40,000	350,000	190,000

(1)	The Fund commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Dow 30® Covered Call ETF		Global X Russell 2000 Covered Call & Growth ETF
	Year Ended October 31, 2023	Period Ended October 31, 2022(1)	Year Ended October 31, 2023	Period Ended October 31, 2022(2)
Operations:
Net Investment Income (Loss)	$1,105,670	$238,679	$35,277	$(908)
Net Realized Gain (Loss)	(922,155)	(596,124)	(20,374)	27,432
Net Change in Unrealized Appreciation (Depreciation)	1,596,622	(372,627)	(309,458)	54,527
Net Increase (Decrease) in Net Assets Resulting from Operations	1,780,137	(730,072)	(294,555)	81,051
Distributions:	(609,561)	(734,788)	(103,467)	(12,860)
Return of Capital:	(4,969,158)	(1,115,840)	(152,549)	—
Capital Share Transactions:
Issued	40,828,893	55,565,290	6,907,493	2,590,000
Redeemed	(11,067,750)	—	(735,702)	—
Increase in Net Assets from Capital Share Transactions	29,761,143	55,565,290	6,171,791	2,590,000
Total Increase in Net Assets	25,962,561	52,984,590	5,621,220	2,658,191
Net Assets:
Beginning of Year	52,984,590	—	2,658,191	—
End of Year	$78,947,151	$52,984,590	$8,279,411	$2,658,191
Share Transactions:
Issued	1,870,000	2,420,000	300,000	100,000
Redeemed	(510,000)	—	(30,000)	—
Net Increase in Shares Outstanding from Share Transactions	1,360,000	2,420,000	270,000	100,000

(1)	The Fund commenced operations on February 23, 2022.
(2)	The Fund commenced operations on October 4, 2022.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Financials Covered Call & Growth ETF	Global X Health Care Covered Call & Growth ETF
	Period Ended October 31, 2023(1)	Period Ended October 31, 2023(1)
Operations:
Net Investment Income	$34,690	$28,309
Net Realized Gain (Loss)	(21,236)	110,750
Net Change in Unrealized Appreciation (Depreciation)	(144,355)	(195,130)
Net Decrease in Net Assets Resulting from Operations	(130,901)	(56,071)
Distributions:	(84,987)	(122,360)
Return of Capital:	(42,333)	—
Capital Share Transactions:
Issued	2,488,000	3,251,236
Redeemed	—	(496,164)
Increase in Net Assets from Capital Share Transactions	2,488,000	2,755,072
Total Increase in Net Assets	2,229,779	2,576,641
Net Assets:
Beginning of Period	—	—
End of Period	$2,229,779	$2,576,641
Share Transactions:
Issued	100,000	130,000
Redeemed	—	(20,000)

Net Increase in Shares Outstanding from Share Transactions	100,000	110,000

(1)	The Fund commenced operations on November 21, 2022.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Information Technology Covered Call & Growth ETF	Global X NASDAQ 100® ESG Covered Call ETF
	Period Ended October 31, 2023(1)	Period Ended October 31, 2023(2)
Operations:
Net Investment Income	$11,876	$3,724
Net Realized Gain (Loss)	(36,039)	81,924
Net Change in Unrealized Appreciation (Depreciation)	573,957	151,990
Net Increase in Net Assets Resulting from Operations	549,794	237,638
Distributions:	(166,221)	(206,140)
Capital Share Transactions:
Issued	3,079,828	3,683,183
Redeemed	—	(1,237,183)
Increase in Net Assets from Capital Share Transactions	3,079,828	2,446,000
Total Increase in Net Assets	3,463,401	2,477,498
Net Assets:
Beginning of Period	—	—
End of Period	$3,463,401	$2,477,498
Share Transactions:
Issued	120,000	150,000
Redeemed	—	(50,000)

Net Increase in Shares Outstanding from Share Transactions	120,000	100,000

(1)	The Fund commenced operations on November 21, 2022.
(2)	The Fund commenced operations on February 21, 2023.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® ESG Covered Call ETF	Global X Dow 30® Covered Call & Growth ETF
	Period Ended October 31, 2023(1)	Period Ended October 31, 2023(2)
Operations:
Net Investment Income	$17,271	$9,566
Net Realized Gain (Loss)	(24,567)	29,838
Net Change in Unrealized Appreciation (Depreciation)	52,254	(176,521)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,958	(137,117)
Distributions:	(44,960)	(9,566)
Return of Capital:	(86,314)	(13,830)
Capital Share Transactions:
Issued	3,427,824	2,580,999
Redeemed	(962,823)	—
Increase in Net Assets from Capital Share Transactions	2,465,001	2,580,999
Total Increase in Net Assets	2,378,685	2,420,486
Net Assets:
Beginning of Period	—	—
End of Period	$2,378,685	$2,420,486
Share Transactions:
Issued	140,000	100,000
Redeemed	(40,000)	—

Net Increase in Shares Outstanding from Share Transactions	100,000	100,000

(1)	The Fund commenced operations on February 21, 2023.
(2)	The Fund commenced operations on July 25, 2023.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Lithium & Battery Tech ETF
2023	67.13	0.58	(19.66)	(19.08)	(0.72)	—	—
2022	91.07	0.26	(23.99)	(23.73)	(0.21)	—	—
2021	42.86	0.12	48.21	48.33	(0.12)	—	—
2020	25.04	0.40	17.86	18.26	(0.44)	—	—
2019	30.32	0.48	(4.86)	(4.38)	(0.90)	—	—
Global X SuperDividend® ETF
2023(1)	23.05	2.11	(2.02)	0.09	(2.22)	—	(0.56)
2022(1)	39.03	2.31	(14.68)	(12.37)	(2.65)	—	(0.96)
2021(1)	31.83	2.82	7.38	10.20	(3.00)	—	—
2020(1)	51.75	2.58	(19.02)	(16.44)	(3.12)	—	(0.36)
2019(1)	57.18	3.72	(4.41)	(0.69)	(4.14)	—	(0.60)
Global X Social Media ETF
2023	24.88	0.19	9.87	10.06	(0.19)	—	—
2022	61.26	0.03	(36.29)	(36.26)	—	—	(0.12)
2021	51.95	(0.31)	9.62	9.31	—	—	—
2020	31.92	(0.11)	20.14	20.03	—	—	—
2019	29.10	(0.10)	2.92	2.82	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

(0.72)	47.33	(28.63)	2,095,791	0.75	0.92	19.76
(0.21)	67.13	(26.10)	3,899,509	0.75	0.33	38.73
(0.12)	91.07	112.89	5,375,399	0.75	0.17	39.09
(0.44)	42.86	73.82	868,894	0.75	1.30	65.14
(0.90)	25.04	(14.61)	455,124	0.75	1.75	35.28

(2.78)	20.36	(0.31)	699,111	0.58	9.18	91.59
(3.61)	23.05	(33.80)	676,279	0.61	7.39	91.10
(3.00)	39.03	32.21	930,431	0.58	6.98	82.37
(3.48)	31.83	(32.80)	626,871	0.59	6.62	124.55
(4.74)	51.75	(1.02)	932,111	0.59	7.03	56.85

(0.19)	34.75	40.40	140,397	0.65	0.53	29.09
(0.12)	24.88	(59.24)	103,245	0.65	0.06	21.59
—	61.26	17.94	401,893	0.65	(0.48)	30.89
—	51.95	62.75	225,999	0.65	(0.28)	19.23
—	31.92	9.69	121,289	0.65	(0.33)	16.92

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Guru® Index ETF
2023	33.48	0.12	0.75	0.87	(0.11)	—	(0.01)
2022	50.24	0.01	(16.72)	(16.71)	(0.01)	—	(0.04)
2021	37.31	0.69	13.14	13.83	(0.90)	—	—
2020	34.02	0.33	3.32	3.65	(0.34)	—	(0.02)
2019	30.09	0.12	4.02	4.14	(0.17)	—	(0.04)
Global X SuperIncome™ Preferred ETF
2023	9.67	0.60	(1.44)	(0.84)	(0.62)	—	—
2022	11.94	0.54	(2.13)	(1.59)	(0.65)	—	(0.03)
2021	11.12	0.61	0.89	1.50	(0.68)	—	—
2020	11.73	0.60	(0.53)	0.07	(0.65)	—	(0.03)
2019	11.49	0.66	0.32	0.98	(0.73)	—	(0.01)
Global X SuperDividend® U.S. ETF
2023	19.18	0.69	(3.02)	(2.33)	(0.90)	—	(0.33)
2022	20.13	0.67	(0.41)	0.26	(0.81)	—	(0.40)
2021	14.99	0.65	5.59	6.24	(0.99)	—	(0.11)
2020	23.34	0.62	(7.45)	(6.83)	(1.14)	—	(0.38)
2019	24.53	1.12	(0.56)	0.56	(1.49)	—	(0.26)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.12)	34.23	2.58	41,757	0.75	0.35	100.70
(0.05)	33.48	(33.28)	46,535	0.75	0.02	111.39
(0.90)	50.24	37.43	75,856	0.75	1.47	121.91
(0.36)	37.31	10.84	55,961	0.75	0.96	124.90
(0.21)	34.02	13.90	56,134	0.75	0.38	126.44

(0.62)	8.21	(9.26)	157,490	0.53	6.47	109.60
(0.68)	9.67	(13.81)	195,159	0.58	5.04	39.39
(0.68)	11.94	13.71	234,953	0.58	5.13	98.47
(0.68)	11.12	0.81	184,015	0.58	5.47	67.65
(0.74)	11.73	8.87	201,092	0.58	5.72	55.98

(1.23)	15.62	(12.60)	590,900	0.45	3.91	63.24
(1.21)	19.18	1.16	683,864	0.45	3.34	38.51
(1.10)	20.13	42.53	669,734	0.45	3.41	60.53
(1.52)	14.99	(30.12)	412,110	0.45	3.50	93.44
(1.75)	23.34	2.61	544,884	0.46	4.83	60.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Covered Call ETF(1)
2023	40.00	0.43	2.13	2.56	(0.14)	—	(4.24)
2022	50.37	0.45	(5.50)	(5.05)	(1.05)	(0.11)	(4.16)
2021	42.45	0.39	12.14	12.53	(4.61)	—	—
2020	49.39	0.56	(4.17)	(3.61)	(0.58)	—	(2.75)
2019	48.56	0.56	3.30	3.86	(2.27)	(0.39)	(0.37)
Global X NASDAQ 100® Covered Call ETF(1)
2023	16.15	0.05	2.44	2.49	—	—	(2.04)
2022	22.82	0.05	(4.13)	(4.08)	(0.24)	(0.50)	(1.85)
2021	20.65	0.02	4.73	4.75	(2.58)	—	—
2020	23.10	0.06	(0.06)	—	(0.06)	—	(2.39)
2019	23.45	0.06	1.95	2.01	(1.83)	—	(0.53)
Global X MSCI SuperDividend® Emerging Markets ETF
2023(4)	21.36	1.95	1.00	2.95	(1.83)	—	—
2022(4)	33.78	1.67	(11.44)	(9.77)	(2.19)	—	(0.46)
2021(4)	28.59	3.06	4.35	7.41	(2.22)	—	—
2020(4)	38.85	1.65	(9.51)	(7.86)	(1.98)	—	(0.42)
2019(4)	38.73	2.61	0.15	2.76	(2.64)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund.
(2)	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019.
(3)	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% and 0.60% for the year ended October 31, 2020 and October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.60% and 0.60% for the year ended October 31, 2020 and year ended October 31, 2019.
(4)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(4.38)	38.18	6.45	2,805,206	0.60		1.07	7.90
(5.32)	40.00	(10.72)	1,934,545	0.60		1.00	15.60
(4.61)	50.37	30.67	669,855	0.60		0.80	4.84
(3.33)	42.45	(7.42)	103,992	0.71	(2)	1.22	7.29
(3.03)	49.39	8.40	133,353	0.87	(2)	1.16	3.92

(2.04)	16.60	15.91	7,521,213	0.61		0.31	38.93
(2.59)	16.15	(19.18)	6,397,648	0.60		0.25	31.11
(2.58)	22.82	23.89	5,036,215	0.60		0.11	19.99
(2.45)	20.65	0.21	1,325,642	0.67	(3)	0.27	27.87
(2.36)	23.10	9.39	768,036	0.85	(3)	0.26	11.82

(1.83)	22.48	13.77	41,574	0.68		8.22	87.06
(2.65)	21.36	(30.80)	39,168	0.67		5.88	101.78
(2.22)	33.78	25.83	62,696	0.72		8.59	102.27
(2.40)	28.59	(21.01)	20,007	0.67		5.04	93.04
(2.64)	38.85	7.14	17,489	0.66		6.51	66.65

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X SuperDividend® REIT ETF
2023(1)	21.65	1.28	(2.60)	(1.32)	(1.10)	—	(0.56)
2022(1)	29.46	1.13	(7.14)	(6.01)	(1.10)	—	(0.70)
2021(1)	22.68	1.14	7.50	8.64	(1.23)	—	(0.63)
2020(1)	45.99	1.68	(22.23)	(20.55)	(2.58)	—	(0.18)
2019(1)	43.86	2.97	2.73	5.70	(3.57)	—	—
Global X Renewable Energy Producers ETF
2023	13.05	0.15	(3.76)	(3.61)	(0.14)	—	—
2022	16.82	0.15	(3.76)	(3.61)	(0.16)	—	—
2021	14.87	0.23	2.05	2.28	(0.30)	(0.03)	—
2020	13.79	0.41	1.13	1.54	(0.46)	—	—
2019	11.52	0.13	2.61	2.74	(0.47)	—	—
Global X S&P 500® Catholic Values ETF
2023	47.19	0.65	3.68	4.33	(0.63)	—	—
2022	57.22	0.61	(9.99)	(9.38)	(0.57)	(0.08)	—
2021	40.32	0.56	16.89	17.45	(0.55)	—	—
2020	37.23	0.58	3.08	3.66	(0.55)	(0.02)	—
2019	33.59	0.58	3.92	4.50	(0.81)	(0.05)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(1.66)	18.67	(6.97)	217,653	0.59	5.90	92.84
(1.80)	21.65	(21.21)	286,655	0.59	4.36	82.67
(1.86)	29.46	38.84	467,934	0.58	3.99	59.44
(2.76)	22.68	(45.94)	311,625	0.58	5.74	106.23
(3.57)	45.99	13.68	364,790	0.59	6.71	34.16

(0.14)	9.30	(27.93)	43,797	0.65	1.18	12.68
(0.16)	13.05	(21.57)	90,970	0.66	1.01	18.33
(0.33)	16.82	15.37	146,976	0.65	1.39	55.97
(0.46)	14.87	11.39	66,192	0.65	2.89	29.27
(0.47)	13.79	24.34	26,205	0.65	1.01	87.06

(0.63)	50.89	9.22	671,797	0.29	1.28	6.70
(0.65)	47.19	(16.53)	549,288	0.29	1.17	6.79
(0.55)	57.22	43.54	593,985	0.29	1.09	8.29
(0.57)	40.32	9.89	379,053	0.29	1.51	5.55
(0.86)	37.23	13.86	275,511	0.29	1.66	8.54

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI SuperDividend® EAFE ETF
2023	11.98	0.78	0.92	1.70	(0.92)	—	—
2022	15.62	1.00	(3.70)	(2.70)	(0.94)	—	—
2021	11.44	0.79	4.10	4.89	(0.71)	—	—
2020	16.11	0.56	(4.53)	(3.97)	(0.55)	—	(0.15)
2019	15.96	0.82	0.36	1.18	(1.03)	—	—
Global X E-commerce ETF
2023	15.14	—	1.84	1.84	—	—	(0.02)
2022	31.19	0.08	(15.97)	(15.89)	(0.05)	(0.10)	(0.01)
2021	26.79	(0.04)	4.70	4.66	(0.13)	(0.13)	—
2020	17.58	0.19	9.05	9.24	(0.03)	—	—
2019(1)	15.00	(0.05)	2.63	2.58	—	—	—
Global X Russell 2000 Covered Call ETF
2023	19.55	0.19	(1.47)	(1.28)	(0.03)	—	(2.14)
2022	25.18	0.19	(3.10)	(2.91)	(0.44)	(0.31)	(1.97)
2021	20.45	0.13	7.50	7.63	(2.90)	—	—
2020	25.24	0.12	(2.51)	(2.39)	(0.11)	(0.17)	(2.12)
2019(4)	25.00	0.09	1.37	1.46	(1.22)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 27, 2018.
(2)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60%, 0.60%, 0.60%, 0.68% and 0.97% for the year ended October 31, 2023 to the year ended October 31, 2019, respectively.
(3)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.54%.
(4)	The Fund commenced operations on April 17, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.92)	12.76	14.08	10,082	0.56		5.76		37.00
(0.94)	11.98	(18.12)	8,384	0.57		6.89		34.00
(0.71)	15.62	43.05	14,058	0.55		5.12		88.53
(0.70)	11.44	(25.24)	7,436	0.56		4.07		59.28
(1.03)	16.11	7.81	18,527	0.56		5.23		29.81

(0.02)	16.96	12.13	62,069	0.50		(0.02)		26.67
(0.16)	15.14	(51.19)	42,241	0.50		0.34		25.82
(0.26)	31.19	17.39	197,751	0.50		(0.11)		14.64
(0.03)	26.79	52.67	91,083	0.50		0.75		42.01
—	17.58	17.20	3,517	0.68	†	(0.32	)†	23.50

(2.17)	16.10	(7.18)	1,406,038	0.57	(2)	1.04		19.24
(2.72)	19.55	(12.18)	1,342,241	0.55	(2)(3)	0.86		186.48
(2.90)	25.18	38.82	554,446	0.50	(2)	0.53		8.94
(2.40)	20.45	(9.18)	21,475	0.56	(2)	0.68		11.16
(1.22)	25.24	5.99	8,833	0.82	†(2)	0.68	†	5.82

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P Catholic Values Developed ex-U.S. ETF
2023	23.30	0.77	2.39	3.16	(0.59)	—	—
2022	32.80	0.77	(9.11)	(8.34)	(0.79)	(0.37)	—
2021	24.98	0.70	7.71	8.41	(0.59)	—	—
2020(1)	25.05	0.19	(0.26)	(0.07)	—	—	—
Global X Nasdaq 100® Covered Call & Growth ETF
2023	22.80	0.07	4.73	4.80	—	—	(1.53)
2022	33.09	0.06	(7.29)	(7.23)	(0.20)	(1.60)	(1.26)
2021	26.27	0.02	8.56	8.58	(1.76)	—	—
2020(3)	26.30	—	0.11	0.11	—	—	(0.14)
Global X S&P 500® Covered Call & Growth ETF
2023	25.47	0.28	1.75	2.03	(0.19)	—	(1.24)
2022	31.83	0.27	(4.03)	(3.76)	(0.42)	(1.10)	(1.08)
2021	24.69	0.22	8.29	8.51	(1.37)	—	—
2020(3)	25.22	0.02	(0.41)	(0.39)	(0.02)	—	(0.12)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 22, 2020.
(2)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60%.
(3)	The Fund commenced operations on September 18, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.59)	25.87	13.45	14,485	0.35		2.80		13.64
(1.16)	23.30	(26.11)	5,592	0.35		2.83		12.83
(0.59)	32.80	33.79	4,264	0.35		2.22		17.17
—	24.98	(0.28)	2,498	0.35	†	2.02	†	4.04

(1.53)	26.07	21.43	102,179	0.60		0.27		28.03
(3.06)	22.80	(23.57)	61,105	0.61	(2)	0.23		18.12
(1.76)	33.09	33.42	44,671	0.60		0.06		11.21
(0.14)	26.27	0.40	6,568	0.60	†	(0.10	)†	1.65

(1.43)	26.07	8.01	61,006	0.60		1.05		5.25
(2.60)	25.47	(12.63)	41,511	0.61	(2)	0.94		9.36
(1.37)	31.83	35.18	35,018	0.60		0.74		12.17
(0.14)	24.69	(1.60)	3,704	0.60	†	0.75	†	0.75

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets Internet & E-commerce ETF
2023(1)	16.38	0.05	3.60	3.65	(0.05)	—	(0.01)
2022(1)	35.97	0.04	(19.55)	(19.51)	—	—	(0.08)
2021(2)(1)	44.37	(0.21)	(8.19)	(8.40)	—	—	—
Global X NASDAQ 100® Tail Risk ETF
2023	19.08	0.07	3.63	3.70	(0.07)	—	—
2022	25.59	0.04	(6.03)	(5.99)	(0.03)	(0.49)	—
2021(3)	25.13	(0.01)	0.47	0.46	—	—	—
Global X NASDAQ 100® Risk Managed Income ETF
2023	18.17	0.05	0.58	0.63	—	—	(2.16)
2022	24.12	0.04	(4.04)	(4.00)	(0.25)	—	(1.70)
2021(3)	24.60	(0.01)	(0.16)	(0.17)	—	—	(0.31)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on November 9, 2020.
(3)	The Fund commenced operations on August 25, 2021.
(4)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60% and 0.61% for the year ended October 31, 2023 and October 31, 2022, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.06)	19.97	22.28	2,393	0.65		0.22		27.72
(0.08)	16.38	(54.30)	1,966	0.65		0.14		26.27
—	35.97	(18.93)	4,555	0.65	†	(0.49	)†	23.61

(0.07)	22.71	19.42	1,362	0.53		0.35		19.43
(0.52)	19.08	(23.90)	1,908	0.61		0.19		13.88
—	25.59	1.83	3,326	0.60	†	(0.12	)†	1.71

(2.16)	16.64	3.42	11,813	0.61	(4)	0.30		22.73
(1.95)	18.17	(17.24)	10,720	0.62	(4)	0.19		27.40
(0.31)	24.12	(0.69)	4,341	0.60	†	(0.15	)†	2.16

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X NASDAQ 100® Collar 95-110 ETF
2023	22.00	0.08	1.46	1.54	(0.07)	—	—
2022	25.78	0.04	(3.38)	(3.34)	(0.02)	(0.42)	—
2021(2)	25.27	(0.01)	0.52	0.51	—	—	—
Global X S&P 500® Tail Risk ETF
2023	23.21	0.27	1.00	1.27	(0.25)	—	—
2022	27.72	0.23	(4.00)	(3.77)	(0.16)	(0.58)	—
2021(2)	27.33	0.03	0.36	0.39	—	—	—
Global X S&P 500® Risk Managed Income ETF
2023	21.05	0.22	(0.29)	(0.07)	(0.03)	—	(2.39)
2022	26.83	0.23	(3.38)	(3.15)	(0.52)	(0.07)	(2.04)
2021(2)	26.77	0.03	0.39	0.42	(0.36)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.
(2)	The Fund commenced operations on August 25, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.07)	23.47	7.01	2,112	0.55		0.35		18.56
(0.44)	22.00	(13.19)	3,081	0.62	(1)	0.18		9.89
—	25.78	2.06	2,836	0.60	†	(0.11	)†	2.11

(0.25)	24.23	5.51	2,423	0.54		1.10		2.71
(0.74)	23.21	(13.98)	3,017	0.61		0.92		7.40
—	27.72	1.43	3,604	0.60	†	0.58	†	6.21

(2.42)	18.56	(0.61)	27,098	0.60		1.08		4.85
(2.63)	21.05	(12.39)	24,634	0.63	(1)	0.97		21.62
(0.36)	26.83	1.60	5,902	0.60	†	0.57	†	7.08

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Collar 95-110 ETF
2023	24.47	0.28	0.26	0.54	(0.33)	—	—
2022	27.57	0.23	(2.77)	(2.54)	(0.16)	(0.40)	—
2021(2)	27.28	0.03	0.26	0.29	—	—	—
Global X Disruptive Materials ETF
2023	18.07	0.34	(3.88)	(3.54)	(0.30)	—	—
2022(3)	23.75	0.45	(5.88)	(5.43)	(0.25)	—	—
Global X Dow 30® Covered Call ETF
2023	21.89	0.34	0.38	0.72	(0.18)	—	(1.54)
2022(4)	24.13	0.22	(0.86)	(0.64)	(0.64)	—	(0.96)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.
(2)	The Fund commenced operations on August 25, 2021.
(3)	The Fund commenced operations on January 24, 2022.
(4)	The Fund commenced operations on February 23, 2022.
(5)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.60%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.33)	24.68	2.20	2,221	0.55		1.11		3.09
(0.56)	24.47	(9.40)	3,915	0.64	(1)	0.90		8.96
—	27.57	1.06	3,308	0.60	†	0.58	†	6.44

(0.30)	14.23	(19.96)	7,684	0.59		1.84		36.55
(0.25)	18.07	(22.98)	3,433	0.60	†	2.72	†	25.34

(1.72)	20.89	3.30	78,947	0.60		1.55		6.67
(1.60)	21.89	(2.77)	52,985	0.61	†(5)	1.42	†	8.82

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Russell 2000 Covered Call & Growth ETF
2023	26.58	0.28	(2.31)	(2.03)	(0.17)	(0.82)	(1.18)
2022(2)	25.90	(0.01)	0.82	0.81	(0.13)	—	—
Global X Financials Covered Call & Growth ETF
2023(3)	24.88	0.35	(1.66)	(1.31)	(0.85)	—	(0.42)
Global X Health Care Covered Call & Growth ETF
2023(3)	25.06	0.27	(0.75)	(0.48)	(1.16)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% and 0.60% for the year ended October 31, 2023 and the year ended October 31, 2022, respectively.
(2)	The Fund commenced operations on October 4, 2022.
(3)	The Fund commenced operations on November 21, 2022.
(4)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the year ended October 31, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(2.17)	22.38	(8.16)	8,279	0.50	(1)	1.11		5.48
(0.13)	26.58	3.14	2,658	0.50	†(1)	(0.50	)†	0.00

(1.27)	22.30	(5.40)	2,230	0.54	†(4)	1.55	†	16.45

(1.16)	23.42	(2.05)	2,577	0.55	†(4)	1.16	†	6.85

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Information Technology Covered Call & Growth ETF
2023(1)	24.74	0.11	5.55	5.66	(1.54)	—	—
Global X NASDAQ 100® ESG Covered Call ETF
2023(3)	24.46	0.04	2.33	2.37	(2.06)	—	—
Global X S&P 500® ESG Covered Call ETF
2023(3)	24.65	0.17	0.28	0.45	(0.45)	—	(0.86)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 21, 2022.
(2)	The ratio of Expenses to Average Net Assets includes the effect of a waiver due to acquired fund fees and expenses. The ratio to Average Net Assets does not include acquired fund fees and expenses of the underlying investments, if applicable. If these offsets were excluded, the ratio would have been 0.60% for the year ended October 31, 2023.
(3)	The Fund commenced operations on February 21, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(1.54)	28.86	23.27	3,463	0.55	†(2)	0.42	†	13.93

(2.06)	24.77	9.67	2,478	0.61	†	0.21	†	11.82

(1.31)	23.79	1.79	2,379	0.60	†	1.00	†	13.87

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Loss on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Dow 30® Covered Call & Growth ETF
2023(1)	25.81	0.10	(1.48)	(1.38)	(0.09)	—	(0.14)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 25, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.23)	24.20	(5.35)	2,421	0.60	†	1.43	†	0.21

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

October 31, 2023

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2023, the Trust had one hundred and thirteen portfolios, one hundred and eight of which were operational. The financial statements herein and the related notes pertain to the Global X Lithium and Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X SuperDividend® U.S. ETF, Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X Renewable Energy Producers ETF, Global X S&P 500® Catholic Values ETF, Global X MSCI SuperDividend® EAFE ETF, Global X E-commerce ETF, Global X Russell 2000 Covered Call ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X Emerging Markets Internet & E-commerce ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, Global X S&P 500® Collar 95-110 ETF, Global X Disruptive Materials ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Nasdaq 100® ESG Covered Call ETF, Global X S&P 500® ESG Covered Call ETF and Global X Dow 30® Covered Call & Growth ETF (each a “Fund”, collectively, the “Funds”).

Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X S&P 500® Catholic Values ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X S&P 500® Covered Call & Growth ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, and Global X S&P 500® Collar 95-110 ETF) has elected non-diversified status under the 1940 Act.

Global X Financials Covered Call & Growth ETF commenced operations on November 21, 2022.

Global X Health Care Covered Call & Growth ETF commenced operations on November 21, 2022.

Global X Information Technology Covered Call & Growth ETF commenced operations on November 21, 2022.

440

Notes to Financial Statements (Continued)

October 31, 2023

1. ORGANIZATION (continued)

Global X Nasdaq 100® ESG Covered Call ETF commenced operations on February 21, 2023.

Global X S&P 500® ESG Covered Call ETF commenced operations on February 21, 2023.

Global X Dow 30® Covered Call & Growth ETF commenced operations on July 25, 2023.

On December 24, 2018, the shareholders of the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF (each, a “Predecessor Fund” and together, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of each Predecessor Fund to the Global X Nasdaq 100® Covered Call ETF and the Global X S&P 500® Covered Call ETF (together, the “Successor Funds”), respectively; (b) the issuance of shares of the Successor Fund to the shareholders of the corresponding Predecessor Fund; and (c) the liquidation and termination of the Predecessor Funds. The effective date of the Reorganization of each Predecessor Fund was December 24, 2018. The Successor Funds had no operations prior to the Reorganization. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Successor Funds. The financial highlights include the financial information of the Predecessor Funds through December 21, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

441

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

442

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will

443

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2023. The Funds continuously monitor the credit standing of each broker or counterparty with whom they

444

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”) or the Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

445

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended October 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

446

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at October 31, 2023	Redemption Fee
Global X Lithium & Battery Tech ETF	10,000	$1,000	$473,300	$1,000
Global X SuperDividend® ETF	10,000	2,000	203,600	2,000
Global X Social Media ETF	10,000	300	347,500	300
Global X Guru® Index ETF	10,000	250	342,300	250
Global X SuperIncome™ Preferred ETF	10,000	300	82,100	300
Global X SuperDividend® U.S. ETF	10,000	150	156,200	150
Global X S&P 500® Covered Call ETF	10,000	2,000	381,800	2,000
Global X NASDAQ 100® Covered Call ETF	10,000	500	166,000	500
Global X MSCI SuperDividend® Emerging Markets ETF	10,000	1,600	224,800	1,600
Global X SuperDividend® REIT ETF	10,000	400	186,700	400
Global X Renewable Energy Producers ETF	10,000	1,100	93,000	1,100
Global X S&P 500® Catholic Values ETF	10,000	1,300	508,900	1,300
Global X MSCI SuperDividend® EAFE ETF	10,000	1,000	127,600	1,000
Global X E-commerce ETF	10,000	250	169,600	250
Global X Russell 2000 Covered Call ETF	10,000	250	161,000	250
Global X S&P Catholic Values Developed ex-U.S. ETF	10,000	8,000	258,700	8,000
Global X Nasdaq 100® Covered Call & Growth ETF	10,000	500	260,700	500
Global X S&P 500® Covered Call & Growth ETF	10,000	1,500	260,700	1,500
Global X Emerging Markets Internet & E-commerce ETF	10,000	800	199,700	800
Global X NASDAQ 100® Tail Risk ETF	10,000	500	227,100	500
Global X NASDAQ 100® Risk Managed Income ETF	10,000	500	166,400	500
Global X NASDAQ 100® Collar 95-110 ETF	10,000	500	234,700	500
447

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Value at October 31, 2023	Redemption Fee
Global X S&P 500® Tail Risk ETF	10,000	$2,000	$242,300	$2,000
Global X S&P 500® Risk Managed Income ETF	10,000	2,000	185,600	2,000
Global X S&P 500® Collar 95-110 ETF	10,000	2,000	246,800	2,000
Global X Disruptive Materials ETF	10,000	800	142,300	800
Global X Dow 30® Covered Call ETF	10,000	250	208,900	250
Global X Russell 2000 Covered Call & Growth ETF	10,000	250	223,800	250
Global X Financials Covered Call & Growth ETF	10,000	250	223,000	250
Global X Health Care Covered Call & Growth ETF	10,000	250	234,200	250
Global X Information Technology Covered Call & Growth ETF	10,000	250	288,600	250
Global X Nasdaq 100® ESG Covered Call ETF	10,000	500	247,700	500
Global X S&P 500® ESG Covered Call ETF	10,000	2,000	237,900	2,000
Global X Dow 30 Covered Call & Growth ETF	10,000	250	242,000	250

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

OPTIONS/SWAPTIONS WRITING/PURCHASING – To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium

448

Notes to Financial Statements (Continued)

October 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X S&P 500® Covered Call ETF , Global X NASDAQ 100® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Risk Managed Income ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, Global X S&P 500® Collar 95-110 ETF, Global X Dow 30® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF, Global X Information Technology Covered Call & Growth ETF, Global X Nasdaq 100® ESG Covered Call ETF, Global X S&P 500® ESG Covered Call ETF and Global X Dow 30® Covered Call & Growth ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

449

Notes to Financial Statements (Continued)

October 31, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

450

Notes to Financial Statements (Continued)

October 31, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Lithium & Battery Tech ETF	0.75%
Global X SuperDividend® ETF(1)	0.58%
Global X Social Media ETF	0.65%
Global X Guru® Index ETF	0.75%
Global X SuperIncomeTM Preferred ETF(2)	0.48%
Global X SuperDividend® U.S. ETF	0.45%
Global X S&P 500® Covered Call ETF	0.60%
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X Renewable Energy Producers ETF	0.65%
Global X S&P 500® Catholic Values ETF	0.29%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X E-commerce ETF	0.50%
Global X Russell 2000 Covered Call ETF(3)	0.60%
Global X S&P 500® Catholic Values Developed ex-U.S. ETF	0.35%
Global X NASDAQ 100® Covered Call & Growth ETF	0.60%
Global X S&P 500® Covered Call & Growth ETF	0.60%
Global X Emerging Markets Internet & E-commerce ETF	0.65%
Global X NASDAQ 100® Tail Risk ETF(8)	0.25%
Global X NASDAQ 100® Risk Managed Income ETF	0.60%
Global X NASDAQ 100® Collar 95-110 ETF(9)	0.25%
451

Notes to Financial Statements (Continued)

October 31, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and Administration Fee
Global X S&P 500® Tail Risk ETF(10)	0.25%
Global X S&P 500® Risk Managed Income ETF	0.60%
Global X S&P 500® Collar 95-110 ETF(11)	0.25%
Global X Disruptive Materials ETF	0.59%
Global X Dow 30® Covered Call ETF	0.60%
Global X Russell 2000 Covered Call & Growth ETF(4)	0.60%
Global X Financials Covered Call & Growth ETF(5)	0.60%
Global X Health Care Covered Call & Growth ETF(6)	0.60%
Global X Information Technology Covered Call & Growth ETF(7)	0.60%
Global X Nasdaq 100® ESG Covered Call ETF	0.60%
Global X S&P 500® ESG Covered Call ETF	0.60%
Global X Dow 30® Covered Call & Growth ETF	0.60%

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X SuperDividend® ETF to the extent necessary to assure that the operating expenses of the Global X SuperDividend® ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.58% of the average daily net assets of the Global X SuperDividend® ETF per year until at least March 1, 2025.

(2) Effective April 3, 2023, the Supervision and Administration Fee for the Global X SuperIncome™ Preferred ETF was reduced to 0.48%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.58%.

(3) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Russell 2000 Covered Call ETF to the extent necessary to assure that the operating expenses of the Global X Russell 2000 Covered Call ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Russell 2000 Covered Call ETF per year until at least March 1, 2025.

(4) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Russell 2000 Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Russell 2000 Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed

452

Notes to Financial Statements (Continued)

October 31, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

0.60% of the average daily net assets of the Global X Russell 2000 Covered Call & Growth ETF per year until at least March 1, 2025.

(5) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Financials Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Financials Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Financials Covered Call & Growth ETF per year until at least March 1, 2025.

(6) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Health Care Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Health Care Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Health Care Covered Call & Growth ETF per year until at least March 1, 2025.

(7) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X Information Technology Covered Call & Growth ETF to the extent necessary to assure that the operating expenses of the Global X Information Technology Covered Call & Growth ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.60% of the average daily net assets of the Global X Information Technology Covered Call & Growth ETF per year until at least March 1, 2025.

(8) Effective August 18, 2023, the Supervision and Administration Fee for the Global X NASDAQ 100® Tail Risk ETF was reduced to 0.25%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

(9) Effective August 18, 2023, the Supervision and Administration Fee for the Global X NASDAQ 100® Collar 95-110 ETF was reduced to 0.25%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

(10) Effective August 18, 2023, the Supervision and Administration Fee for the Global X S&P 500® Tail Risk ETF was reduced to 0.25%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

(11) Effective August 18, 2023, the Supervision and Administration Fee for the Global X S&P 500® Collar 95-110 ETF was reduced to 0.25%. Prior to that, the Fund was subject to a Supervision and Administration Fee of 0.60%.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and

453

Notes to Financial Statements (Continued)

October 31, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as custodian and transfer agent of the Global X Lithium & Battery Tech ETF, Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Catholic Values ETF and Global X Russell 2000 Covered Call ETF. For the Funds for which it serves as custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Funds; (ii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. For the funds which it serves as transfer agent, BBH has agreed to (i) issue and redeem Shares of each Fund; (ii) make dividend and other distributions to shareholders of each Fund; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

For all Funds other than the Global X Lithium & Battery Tech ETF, Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X S&P 500® Covered Call ETF, Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Catholic Values ETF and Global X Russell 2000 Covered Call ETF, BNY Mellon serves as custodian and transfer

454

Notes to Financial Statements (Continued)

October 31, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

agent to the Trust on behalf of the Funds. As custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

The custodian, transfer agent and securities lending agent for the Global X SuperDividend® U.S. ETF and Global X SuperDividend® REIT ETF transitioned from BBH to BNY Mellon on or about May 15, 2023. The custodian, transfer agent and securities lending agent for the Global X S&P Catholic Values Developed ex-U.S. ETF and Global X Disruptive Materials ETF transitioned from BBH to BNY Mellon on or about June 12, 2023. The custodian, transfer agent and securities lending agent for the Global X MSCI SuperDividend® EAFE ETF and Global X E-commerce ETF transitioned from BBH to BNY Mellon on or about June 26, 2023.  The custodian, transfer agent and securities lending agent for the Global X Social Media ETF transitioned from BBH to BNY Mellon on or about July 10, 2023.  The custodian, transfer agent and securities lending agent for the Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® ETF, Global X Renewable Energy Producers ETF, Global X Emerging Markets Internet & E-commerce ETF and Global X S&P 500® Tail Risk ETF transitioned from BBH to BNY Mellon on or about July 24, 2023. The custodian, transfer agent and securities lending agent for the Global X NASDAQ 100® Risk Managed Income ETF and Global X S&P 500® Risk Managed Income ETF transitioned from BBH to BNY Mellon on or about October 23, 2023.  The custodian, transfer agent and securities lending agent for the Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF and Global X NASDAQ 100® Tail Risk ETF transitioned from BBH to BNY Mellon on or about November 8, 2023.

455

Notes to Financial Statements (Continued)

October 31, 2023

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Lithium & Battery Tech ETF	$638,506,964	$994,295,973
Global X SuperDividend® ETF	732,884,262	672,655,365
Global X Social Media ETF	47,720,135	39,250,743
Global X Guru® Index ETF	47,685,618	47,198,745
Global X SuperIncome™ Preferred ETF	211,322,266	210,190,586
Global X SuperDividend® U.S. ETF	403,097,391	433,243,287
Global X S&P 500® Covered Call ETF	205,726,462	648,161,392
Global X NASDAQ 100® Covered Call ETF	2,919,532,879	4,806,336,226
Global X MSCI SuperDividend® Emerging Markets ETF	37,713,057	36,915,522
Global X SuperDividend® REIT ETF	247,260,208	250,853,675
Global X Renewable Energy Producers ETF	8,999,389	13,184,128
Global X S&P 500® Catholic Values ETF	43,411,726	42,531,478
Global X MSCI SuperDividend® EAFE ETF	4,342,603	4,007,921
Global X E-commerce ETF	13,597,248	13,716,977
Global X Russell 2000 Covered Call ETF	285,921,403	547,621,646
Global X S&P Catholic Values Developed ex-U.S. ETF	2,440,797	1,642,589
Global X Nasdaq 100® Covered Call & Growth ETF	22,617,053	32,306,868
Global X S&P 500® Covered Call & Growth ETF	2,823,164	7,173,199
Global X Emerging Markets Internet & E-commerce ETF	709,732	716,825
Global X NASDAQ 100® Tail Risk ETF	295,652	374,809
Global X NASDAQ 100® Risk Managed Income ETF	2,336,458	5,972,112
Global X NASDAQ 100® Collar 95-110 ETF	517,368	1,009,408
Global X S&P 500® Tail Risk ETF	79,012	204,120
Global X S&P 500® Risk Managed Income ETF	1,293,148	8,138,569
Global X S&P 500® Collar 95-110 ETF	100,352	417,795
Global X Disruptive Materials ETF	3,797,690	1,972,620
Global X Dow 30® Covered Call ETF	4,777,649	12,547,319
Global X Russell 2000 Covered Call & Growth ETF	193,501	508,751
Global X Financials Covered Call & Growth ETF	394,501	452,937
Global X Health Care Covered Call & Growth ETF	190,195	178,936
Global X Information Technology Covered Call & Growth ETF	427,806	679,933
Global X Nasdaq 100® ESG Covered Call ETF	313,639	761,883
Global X S&P 500® ESG Covered Call ETF	350,825	607,640
Global X Dow 30® Covered Call & Growth ETF	31,517	5,252

During the year ended October 31, 2023, there were no purchases or sales of long-term U.S. Government securities for the Funds.

456

Notes to Financial Statements (Continued)

October 31, 2023

4. INVESTMENT TRANSACTIONS (continued)

For the year ended October 31, 2023, in-kind transactions associated with creations and redemptions were:

2023	Purchases	Sales	Realized Gain/(Loss)
Global X Lithium & Battery Tech ETF	$9,594,733	$503,175,844	$80,816,875
Global X SuperDividend® ETF	44,161,315	11,784,983	2,114,716
Global X Social Media ETF	34,506,212	46,372,642	5,680,099
Global X Guru® Index ETF	–	5,988,755	610,976
Global X SuperIncome™ Preferred ETF	27,295,864	35,397,333	(653,376)
Global X SuperDividend® U.S. ETF	149,468,252	102,018,502	14,258,851
Global X S&P 500® Covered Call ETF	1,173,450,581	153,353,443	39,980,669
Global X NASDAQ 100® Covered Call ETF	1,563,611,337	544,852,875	253,904,621
Global X MSCI SuperDividend® Emerging Markets ETF	157,207	756,231	80,875
Global X SuperDividend® REIT ETF	15,624,410	50,018,319	(4,477,839)
Global X Renewable Energy Producers ETF	1,968,283	24,725,203	(4,722,473)
Global X S&P 500® Catholic Values ETF	118,578,622	39,880,690	15,973,267
Global X MSCI SuperDividend® EAFE ETF	2,609,937	1,792,007	165,438
Global X E-commerce ETF	33,987,547	16,879,480	(3,575,254)
Global X Russell 2000 Covered Call ETF	499,863,194	143,285,594	6,480,735
Global X S&P Catholic Values Developed ex-U.S. ETF	8,090,518	–	–
Global X Nasdaq 100® Covered Call & Growth ETF	38,575,463	5,213,397	1,629,423
Global X S&P 500® Covered Call & Growth ETF	37,752,410	18,852,922	3,335,997
Global X Emerging Markets Internet & E-commerce ETF	–	–	–
Global X NASDAQ 100® Tail Risk ETF	–	787,029	(96,215)
Global X NASDAQ 100® Risk Managed Income ETF	4,549,807	2,396,162	147,899
Global X NASDAQ 100® Collar 95-110 ETF	–	1,171,618	18,523
Global X S&P 500® Tail Risk ETF	–	756,720	65,157
Global X S&P 500® Risk Managed Income ETF	8,408,917	2,488,321	245,819
Global X S&P 500® Collar 95-110 ETF	–	1,742,140	105,856
Global X Disruptive Materials ETF	4,851,469	319,287	52,663
Global X Dow 30® Covered Call ETF	41,655,798	11,150,093	1,712,527
Global X Russell 2000 Covered Call & Growth ETF	6,971,898	736,190	29,432
Global X Financials Covered Call & Growth ETF	2,502,976	–	–
Global X Health Care Covered Call & Growth ETF	3,280,041	508,729	12,146
Global X Information Technology Covered Call & Growth ETF	3,106,356	–	–
Global X NASDAQ 100® ESG Covered Call ETF	3,695,643	1,250,328	212,143
Global X S&P 500® ESG Covered Call ETF	3,418,700	953,791	118,594
Global X Dow 30® Covered Call & Growth ETF	2,580,926	–	–
457

Notes to Financial Statements (Continued)

October 31, 2023

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of October 31, 2023 was as follows:

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X S&P 500® Covered Call ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$27,077,160
Total Derivatives not accounted for as hedging instruments		$–			$27,077,160

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X NASDAQ 100® Covered Call ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$98,419,200
Total Derivatives not accounted for as hedging instruments		$–			$98,419,200

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X Russell 2000 Covered Call ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$16,253,460
Total Derivatives not accounted for as hedging instruments		$–			$16,253,460

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X Nasdaq 100® Covered Call & Growth ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$652,400
Total Derivatives not accounted for as hedging instruments		$–			$652,400

Notes to Financial Statements (Continued)

October 31, 2023

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X S&P 500® Covered Call & Growth ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$293,095
Total Derivatives not accounted for as hedging instruments		$–			$293,095

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X NASDAQ 100® Tail Risk ETF

Equity contracts	Investments purchased, at value	$14,940	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$14,940			$–

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X NASDAQ 100® Risk Managed Income ETF

Equity contracts	Investments purchased, at value	$73,920	Equity contracts	Options written, at value	$158,680
Total Derivatives not accounted for as hedging instruments		$73,920			$158,680

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X NASDAQ 100® Collar 95-110 ETF

Equity contracts	Investments purchased, at value	$57,935	Equity contracts	Options written, at value	$291
Total Derivatives not accounted for as hedging instruments		$57,935			$291

Notes to Financial Statements (Continued)

October 31, 2023

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X S&P 500® Tail Risk ETF

Equity contracts	Investments purchased, at value	$22,219	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$22,219			$–

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X S&P 500® Risk Managed Income ETF

Equity contracts	Investments purchased, at value	$99,292	Equity contracts	Options written, at value	$260,677
Total Derivatives not accounted for as hedging instruments		$99,292			$260,677

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X S&P 500® Collar 95-110 ETF

Equity contracts	Investments purchased, at value	$53,635	Equity contracts	Options written, at value	$103
Total Derivatives not accounted for as hedging instruments		$53,635			$103

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X Dow 30® Covered Call ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$1,217,055
Total Derivatives not accounted for as hedging instruments		$–			$1,217,055

Notes to Financial Statements (Continued)

October 31, 2023

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X Russell 2000 Covered Call & Growth ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$47,300
Total Derivatives not accounted for as hedging instruments		$–			$47,300

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X Financials Covered Call & Growth ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$8,281
Total Derivatives not accounted for as hedging instruments		$–			$8,281

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X Health Care Covered Call & Growth ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$2,061
Total Derivatives not accounted for as hedging instruments		$–			$2,061

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X Information Technology Covered Call & Growth ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$12,245
Total Derivatives not accounted for as hedging instruments		$–			$12,245

Notes to Financial Statements (Continued)

October 31, 2023

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X Nasdaq 100® ESG Covered Call ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$30,175
Total Derivatives not accounted for as hedging instruments		$–			$30,175

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X S&P 500® ESG Covered Call ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$14,080
Total Derivatives not accounted for as hedging instruments		$–			$14,080

Asset Derivatives		Liability Derivatives
Statements of Assets and Liability Location	Fair Value	Statements of Assets and Liability Location	Fair Value

Derivatives not accounted for as hedging instruments:

Global X Dow 30® Covered Call & Growth ETF

Equity contracts	Investments purchased, at value	$–	Equity contracts	Options written, at value	$18,090
Total Derivatives not accounted for as hedging instruments		$–			$18,090

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2023:

Amount of realized gain or (loss) on derivatives recognized in income:

	Purchased Options	Written Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$(175,722,132)

Global X NASDAQ 100® Covered Call ETF
Equity contracts	$(934,152,667)	$—

Notes to Financial Statements (Continued)

October 31, 2023

5. DERIVATIVE TRANSACTIONS (continued)

	Purchased Options	Written Options
Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$(76,518,146)

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$(4,759,944)

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$(1,833,364)	$—

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$(108,252)	$—

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$(1,039,839)	$(1,317,175)

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$(194,742)	$(336,034)

Global X S&P 500® Tail Risk ETF
Equity contracts	$(156,985)	$—

Global X S&P 500® Risk Managed Income ETF
Equity contracts	$(1,875,705)	$(1,914,332)

Global X S&P 500® Collar 95-110 ETF
Equity contracts	$(324,007)	$(9,885)

Global X Dow 30® Covered Call ETF
Equity contracts	$—	$(1,826,622)

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$58,285	$(113,636)

Global X Financials Covered Call & Growth ETF
Equity contracts	$(5,881)	$29,786

Global X Health Care Covered Call & Growth ETF
Equity contracts	$3,570	$98,708

Global X Information Technology Covered Call & Growth ETF
Equity contracts	$(71,239)	$(40,979)

Global X Nasdaq 100® ESG Covered Call ETF
Equity contracts	$47,797	$(353,184)

Global X S&P 500® ESG Covered Call ETF
Equity contracts	$82,789	$(258,808)

Notes to Financial Statements (Continued)

October 31, 2023

5. DERIVATIVE TRANSACTIONS (continued)

	Purchased Options	Written Options
Global X Dow 30® Covered Call & Growth ETF
Equity contracts	$26,362	$3,701

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

	Purchased Options	Written Options
Global X S&P 500® Covered Call ETF
Equity contracts	$—	$81,655,711

Global X NASDAQ 100® Covered Call ETF
Equity contracts	$—	$150,126,300

Global X Russell 2000 Covered Call ETF
Equity contracts	$—	$86,994,451

Global X Nasdaq 100® Covered Call & Growth ETF
Equity contracts	$—	$937,738

Global X S&P 500® Covered Call & Growth ETF
Equity contracts	$871,640	$—

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$22,980	$—

Global X NASDAQ 100® Risk Managed Income ETF
Equity contracts	$82,077	$238,445

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$52,485	$(38,825)

Global X S&P 500® Tail Risk ETF
Equity contracts	$42,973	$—

Global X S&P 500® Risk Managed Income ETF
Equity contracts	$150,599	$928,959

Global X S&P 500® Collar 95-110 ETF
Equity contracts	$87,783	$(19,919)

Global X Dow 30® Covered Call ETF
Equity contracts	$—	$2,152,614

Global X Russell 2000 Covered Call & Growth ETF
Equity contracts	$—	$98,488

Notes to Financial Statements (Continued)

October 31, 2023

5. DERIVATIVE TRANSACTIONS (continued)

	Purchased Options	Written Options
Global X Financials Covered Call & Growth ETF
Equity contracts	$—	$18,484

Global X Health Care Covered Call & Growth ETF
Equity contracts	$—	$18,228

Global X Information Technology Covered Call & Growth ETF
Equity contracts	$—	$30,047

Global X Nasdaq 100® ESG Covered Call ETF
Equity contracts	$32,703	$—

Global X S&P 500® ESG Covered Call ETF
Equity contracts	$—	$23,057

Global X Dow 30® Covered Call & Growth ETF
Equity contracts	$—	$(1,844)

The following table discloses the average monthly balances of the Funds’ options activity during the year ended October 31, 2023:

	Short Avg	Long Avg
Global X S&P 500® Covered Call ETF	$(51,793,150)	$-
Global X NASDAQ 100® Covered Call ETF	(194,078,277)	-
Global X Russell 2000 Covered Call ETF	(36,354,792)	-
Global X Nasdaq 100® Covered Call & Growth ETF	(1,049,022)	-
Global X S&P 500® Covered Call & Growth ETF	(539,858)	-
Global X NASDAQ 100® Tail Risk ETF	-	22,516
Global X NASDAQ 100® Risk Managed Income ETF	(265,268)	88,312
Global X NASDAQ 100® Collar 95-110 ETF	(33,428)	69,638
Global X S&P 500® Tail Risk ETF	-	32,278
Global X S&P 500® Risk Managed Income ETF	(526,882)	147,974
Global X S&P 500® Collar 95-110 ETF	(17,802)	65,011
Global X Dow 30® Covered Call ETF	(959,849)	-
Global X Russell 2000 Covered Call & Growth ETF	(41,419)	-
Global X Financials Covered Call & Growth ETF	(29,953)	-
Global X Health Care Covered Call & Growth ETF	(23,572)	-
Global X Information Technology Covered Call & Growth ETF	(40,268)	-
Global X Nasdaq 100® ESG Covered Call ETF	(57,530)	-
Global X S&P 500® ESG Covered Call ETF	(33,949)	-
Global X Dow 30® Covered Call & Growth ETF	(15,316)	-

6. TAX INFORMATION

The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2023. Accordingly, the

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2022.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to preferred stock interest, foreign currency, redemptions in-kind, REIT adjustments, MLP adjustments, net operating loss, return of capital distribution, sales of passive foreign investment companies and non-deductible excise taxes have been reclassified to/from the following accounts during the fiscal year ended October 31, 2023:

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

Global X Funds	Paid-in Capital	Total Distributable Earnings (Accumulated Losses)
Global X Lithium & Battery Tech ETF	$73,936,040	$(73,936,040)
Global X SuperDividend® ETF	(792,521)	792,521
Global X Social Media ETF	5,395,868	(5,395,868)
Global X Guru® Index ETF	593,515	(593,515)
Global X SuperIncome™ Preferred ETF	(738,631)	738,631
Global X SuperDividend® U.S. ETF	7,811,806	(7,811,806)
Global X S&P 500® Covered Call ETF	(25,027,198)	25,027,198
Global X NASDAQ 100® Covered Call ETF	(245,051,235)	245,051,235
Global X MSCI SuperDividend® Emerging Markets ETF	73,118	(73,118)
Global X SuperDividend® REIT ETF	1,174,987	(1,174,987)
Global X Renewable Energy Producers ETF	(4,941,519)	4,941,519
Global X S&P 500® Catholic Values ETF	15,838,903	(15,838,903)
Global X MSCI SuperDividend® EAFE ETF	142,030	(142,030)
Global X E-commerce ETF	(3,790,966)	3,790,966
Global X Russell 2000 Covered Call ETF	(2,876,756)	2,876,756
Global X Nasdaq 100® Covered Call & Growth ETF	(3,317,985)	3,317,985
Global X S&P 500® Covered Call & Growth ETF	(1,909,768)	1,909,768
Global X NASDAQ 100® Tail Risk ETF	38,325	(38,325)
Global X NASDAQ 100® Risk Managed Income ETF	52,568	(52,568)
Global X NASDAQ 100® Collar 95-110 ETF	38,369	(38,369)
Global X S&P 500® Risk Managed Income ETF	(644,261)	644,261
Global X Disruptive Materials ETF	52,090	(52,090)
Global X Health Care Covered Call & Growth ETF	12,146	(12,146)

The tax character of dividends and distributions declared during the periods ended October 31, 2023 and October 31, 2022 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Lithium & Battery Tech ETF
2023	$38,976,032	$–	$–	$38,976,032
2022	13,550,903	–	–	13,550,903
Global X SuperDividend® ETF
2023	$71,554,165	$–	$17,865,200	$89,419,365
2022	68,726,670	–	25,091,152	93,817,822
Global X Social Media ETF
2023	$696,865	$–	$–	$696,865
2022	–	–	663,636	663,636
Global X Guru® Index ETF
2023	$140,340	$–	$13,339	$153,679
2022	14,584	–	63,227	77,811

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X SuperIncome™ Preferred ETF
2023	$12,843,440	$–	$–	$12,843,440
2022	12,532,497	–	653,473	13,185,970
Global X SuperDividend® U.S. ETF
2023	$32,670,182	$–	$12,029,058	$44,699,240
2022	27,892,254	–	13,969,909	41,862,163
Global X S&P 500® Covered Call ETF
2023	$8,585,958	$–	$269,122,735	$277,708,693
2022	35,714,783	–	133,893,882	169,608,665
Global X NASDAQ 100® Covered Call ETF
2023	$–	$–	$875,982,507	$875,982,507
2022	211,906,795	–	642,111,562	854,018,357
Global X MSCI SuperDividend® Emerging Markets ETF
2023	$3,319,170	$–	$–	$3,319,170
2022	5,018,224	–	1,057,591	6,075,815
Global X SuperDividend® REIT ETF
2023	$17,667,250	$–	$6,960,250	$24,627,500
2022	19,134,864	–	9,960,386	29,095,250
Global X Renewable Energy Producers ETF
2023	$839,231	$–	$–	$839,231
2022	1,233,925	–	–	1,233,925
Global X S&P 500® Catholic Values ETF
2023	$7,699,184	$–	$–	$7,699,184
2022	6,232,670	930,733	–	7,163,403
Global X MSCI SuperDividend® EAFE ETF
2023	$736,065	$–	$–	$736,065
2022	742,260	–	–	742,260
Global X E-commerce ETF
2023	$–	$–	$42,666	$42,666
2022	283,940	613,980	66,565	964,485
Global X Russell 2000 Covered Call ETF
2023	$2,455,329	$–	$170,194,451	$172,649,780
2022	32,998,311	–	105,055,357	138,053,668
Global X S&P Catholic Values Developed ex-U.S. ETF
2023	$253,178	$–	$–	$253,178
2022	188,641	15,110	–	203,751
Global X Nasdaq 100® Covered Call & Growth ETF
2023	$–	$–	$4,776,529	$4,776,529
2022	3,262,405	–	2,741,520	6,003,925
Global X S&P 500® Covered Call & Growth ETF
2023	$376,487	$–	$2,498,448	$2,874,935
2022	1,862,038	3,646	1,465,030	3,330,714
Global X Emerging Markets Internet & E-commerce ETF
2023	$5,946	$–	$1,727	$7,673

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2022	–	–	9,979	9,979
Global X NASDAQ 100® Tail Risk ETF
2023	$4,771	$–	$–	$4,771
2022	66,715	–	–	66,715
Global X NASDAQ 100® Risk Managed Income ETF
2023	$–	$–	$1,196,718	$1,196,718
2022	128,024	–	869,114	997,138
Global X NASDAQ 100® Collar 95-110 ETF
2023	$8,877	$–	$–	$8,877
2022	55,614	2,343	–	57,957
Global X S&P 500® Tail Risk ETF
2023	$32,745	$–	$–	$32,745
2022	91,737	4,597	–	96,334
Global X S&P 500® Risk Managed Income ETF
2023	$41,006	$–	$3,063,982	$3,104,988
2022	472,058	–	1,738,194	2,210,252
Global X S&P 500® Collar 95-110 ETF
2023	$40,011	$–	$–	$40,011
2022	70,495	413	–	70,908
Global X Disruptive Materials ETF
2023	$77,885	$–	$–	$77,885
2022	47,516	–	–	47,516
Global X Dow 30® Covered Call ETF
2023	$609,561	$–	$4,969,158	$5,578,719
2022	734,788	–	1,115,840	1,850,628
Global X Russell 2000 Covered Call & Growth ETF
2023	$101,250	$2,217	$152,549	$256,016
2022	12,860	–	–	12,860
Global X Financials Covered Call & Growth ETF
2023	$84,987	$–	$42,333	$127,320
Global X Health Care Covered Call & Growth ETF
2023	$122,360	$–	$–	$122,360
Global X Information Technology Covered Call & Growth ETF
2023	$166,221	$–	$–	$166,221
Global X NASDAQ 100® ESG Covered Call ETF
2023	$206,140	$–	$–	$206,140
Global X S&P 500® ESG Covered Call ETF
2023	$44,960	$–	$86,314	$131,274
Global X Dow 30® Covered Call & Growth ETF
2023	$9,566	$–	$13,830	$23,396

As of October 31, 2023, the components of tax basis distributable earnings (accumulated losses) were as follows:

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

	Global X Funds
	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF
Undistributed Ordinary Income	$13,418,223	$–	$221,843
Capital Loss Carryforwards	(709,741,048)	(875,799,892)	(102,258,532)
Unrealized Depreciation on Investments and Foreign Currency	(442,916,833)	(148,395,913)	(89,142,998)
Other Temporary Differences	(12)	(16)	1
Total Accumulated Losses	$(1,139,239,670)	$(1,024,195,821)	$(191,179,686)

	Global X Funds
	Global X Guru® Index ETF	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF
Undistributed Ordinary Income	$–	$690,570	$–
Capital Loss Carryforwards	(20,896,196)	(107,036,095)	(183,409,023)
Unrealized Depreciation on Investments and Foreign Currency	(2,638,826)	(20,499,314)	(70,013,786)
Other Temporary Differences	(7)	7	4
Total Accumulated Losses	$(23,535,029)	$(126,844,832)	$(253,422,805)

	Global X Funds
	Global X S&P 500® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Undistributed Ordinary Income	$–	$–	$190,241
Capital Loss Carryforwards	(110,562,611)	(454,629,649)	(30,084,393)
Unrealized Depreciation on Investments and Foreign Currency	(1)	–	(5,645,724)
Other Temporary Differences	5,381	6	(2)
Total Accumulated Losses	$(110,557,231)	$(454,629,643)	$(35,539,878)

	Global X Funds
	Global X SuperDividend® REIT ETF(1)	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF
Undistributed Ordinary Income	$–	$276,433	$3,291,295
Capital Loss Carryforwards	(223,665,882)	(11,285,599)	(5,249,389)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(68,727,995)	(41,122,415)	64,077,187
Other Temporary Differences	(1,911,500)	(2)	3
Total Distributable Earnings (Accumulated Losses)	$(294,305,377)	$(52,131,583)	$62,119,096

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF	Global X Russell 2000 Covered Call ETF
Undistributed Ordinary Income	$123,431	$–	$–
Capital Loss Carryforwards	(2,308,676)	(21,904,088)	(289,416,145)
Unrealized Depreciation on Investments and Foreign Currency	(1,297,522)	(46,987,499)	–
Late Year Loss Deferral	–	(13,818)	–
Other Temporary Differences	(5)	1	6
Total Accumulated Losses	$(3,482,772)	$(68,905,404)	$(289,416,139)

	Global X Funds
	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF
Undistributed Ordinary Income	$152,209	$–	$–
Capital Loss Carryforwards	(305,713)	(3,797,720)	(2,267,522)
Unrealized Depreciation on Investments and Foreign Currency	(888,246)	–	–
Other Temporary Differences	2	(1)	–
Total Accumulated Losses	$(1,041,748)	$(3,797,721)	$(2,267,522)

	Global X Funds
	Global X Emerging Markets Internet & E-commerce ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Risk Managed Income ETF
Undistributed Ordinary Income	$–	$2,466	$–
Capital Loss Carryforwards	(1,886,802)	(532,778)	(2,285,474)
Unrealized Depreciation on Investments and Foreign Currency	(1,677,113)	–	–
Other Temporary Differences	–	–	1
Total Accumulated Losses	$(3,563,915)	$(530,312)	$(2,285,473)

	Global X Funds
	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF	Global X S&P 500® Risk Managed Income ETF
Undistributed Ordinary Income	$4,067	$11,623	$–
Capital Loss Carryforwards	(370,940)	(347,869)	(3,651,301)
Other Temporary Differences	2	–	–
Total Accumulated Losses	$(366,871)	$(336,246)	$(3,651,301)

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

	Global X Funds
	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Dow 30® Covered Call ETF
Undistributed Ordinary Income	$11,286	$54,723	$–
Capital Loss Carryforwards	(316,741)	(1,020,325)	(294,284)
Unrealized Depreciation on Investments and Foreign Currency	–	(2,633,416)	–
Other Temporary Differences	1	(2)	–
Total Accumulated Losses	$(305,454)	$(3,599,020)	$(294,284)

	Global X Funds
	Global X Russell 2000 Covered Call & Growth ETF	Global X Financials Covered Call & Growth ETF	Global X Health Care Covered Call & Growth ETF
Undistributed Ordinary Income	$–	$–	$64,863
Capital Loss Carryforwards	(329,834)	–	–
Unrealized Depreciation on Investments and Foreign Currency	–	(215,889)	(255,440)
Other Temporary Differences	3	1	–
Total Accumulated Losses	$(329,831)	$(215,888)	$(190,577)

	Global X Funds
	Global X Information Technology Covered Call & Growth ETF	Global X NASDAQ 100® ESG Covered Call ETF	Global X S&P 500® ESG Covered Call ETF
Undistributed Ordinary Income	$123,784	$31,264	$–
Undistributed Long-Term Capital Gain	–	235	–
Unrealized Appreciation on Investments and Foreign Currency	259,788	–	–
Other Temporary Differences	1	(1)	(2)
Total Distributable Earnings (Accumulated Losses)	$383,573	$31,498	$(2)

Global X Funds
Global X Dow 30® Covered Call & Growth ETF
Capital Loss Carryforwards	$(146,683)
Total Accumulated Losses	$(146,683)

(1) The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X Lithium & Battery Tech ETF	$355,912,902	$353,828,146	$709,741,048
Global X SuperDividend® ETF	367,126,978	508,672,914	875,799,892
Global X Social Media ETF	17,019,328	85,239,204	102,258,532
Global X Guru® Index ETF	16,553,371	4,342,825	20,896,196
Global X SuperIncome™ Preferred ETF	30,612,061	76,424,034	107,036,095
Global X SuperDividend® U.S. ETF	159,480,584	23,928,440	183,409,024
Global X S&P 500® Covered Call ETF(1)	–	110,562,611	110,562,611
Global X NASDAQ 100® Covered Call ETF(2)	–	454,629,649	454,629,649
Global X MSCI SuperDividend® Emerging Markets ETF	22,559,808	7,524,585	30,084,393
Global X SuperDividend® REIT ETF	168,985,755	54,680,127	223,665,882
Global X Renewable Energy Producers ETF	3,312,422	7,973,177	11,285,599
Global X S&P 500® Catholic Values ETF	2,311,247	2,938,142	5,249,389
Global X MSCI SuperDividend® EAFE ETF	474,711	1,833,965	2,308,676
Global X E-commerce ETF	2,820,527	19,083,561	21,904,088
Global X Russell 2000 Covered Call ETF(3)	115,766,458	173,649,687	289,416,145
Global X S&P Catholic Values Developed ex-U.S. ETF	148,206	157,507	305,713
Global X Nasdaq 100® Covered Call & Growth ETF(4)	–	3,797,720	3,797,720
Global X S&P 500® Covered Call & Growth ETF(5)	–	2,267,522	2,267,522
Global X Emerging Markets Internet & E-commerce ETF	418,302	1,468,500	1,886,802
Global X NASDAQ 100® Tail Risk ETF(6)	66,442	466,336	532,778
Global X NASDAQ 100® Risk Managed Income ETF(7)	748,175	1,537,299	2,285,474
Global X NASDAQ 100® Collar 95-110 ETF(8)	17,262	353,678	370,940
Global X S&P 500® Tail Risk ETF	21,340	326,529	347,869
Global X S&P 500® Risk Managed Income ETF(9)	1,460,937	2,190,364	3,651,301
Global X S&P 500® Collar 95-110 ETF	66,167	250,574	316,741
Global X Disruptive Materials ETF	536,299	484,026	1,020,325
Global X Dow 30® Covered Call ETF	50,267	244,017	294,284
Global X Russell 2000 Covered Call & Growth ETF	131,934	197,900	329,834
Global X Dow 30® Covered Call & Growth ETF	58,673	88,010	146,683

(1) The prior year ending balances of $96,805,692 (ST) and $145,227,280 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $86,965,261 (ST) and $130,466,633 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated,

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

respectively, by an equal and offsetting amount totaling $24,601,078. Management has determined that the impact of these errors are not material to the prior year financial statements.

(2) The prior year ending balances of $656,016,216 (ST) and $984,024,325 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $574,804,574 (ST) and $862,206,861 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $203,029,105. Management has determined that the impact of these errors are not material to the prior year financial statements.

(3) The prior year ending balances of $66,140,478 (ST) and $99,210,716 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $65,115,657 (ST) and $97,673,485 (LT).Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $2,562,052. Management has determined that the impact of these errors are not material to the prior year financial statements.

(4) The prior year ending balances of $7,919,707 (ST) and $11,879,561 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $6,622,752 (ST) and $9,934,128 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $3,242,388. Management has determined that the impact of these errors are not material to the prior year financial statements.

(5) The prior year ending balances of $2,881,662 (ST) and $4,323,051 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $2,121,596 (ST) and $3,182,952 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $1,900,165. Management has determined that the impact of these errors are not material to the prior year financial statements.

(6) The prior year ending balances of $298,494 (ST) and $447,741 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $313,824 (ST) and $470,735 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $38,325. Management has determined that the impact of these errors are not material to the prior year financial statements.

(7) The prior year ending balances of $918,195 (ST) and $1,377,293 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $970,602 (ST) and $1,455,902 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

offsetting amount totaling $131,015. Management has determined that the impact of these errors are not material to the prior year financial statements.

(8) The prior year ending balances of $213,983 (ST) and $320,974 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $229,330 (ST) and $343,996 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $38,369. Management has determined that the impact of these errors are not material to the prior year financial statements.

(9) The prior year ending balances of $1,478,770 (ST) and $2,218,198 (LT) (not presented herein), have been revised to correct for an error in the accounting for the mixed straddle election. The “as revised” balances (also not presented herein) are $1,223,164 (ST) and $1,834,789 (LT). Additionally, the same error resulted in Accumulated Losses and Paid in Capital, as presented on the Statement of Assets and Liabilities as of October 31, 2022, being understated and overstated, respectively, by an equal and offsetting amount totaling $639,015. Management has determined that the impact of these errors are not material to the prior year financial statements.

During the year ended October 31, 2023, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X S&P 500® Covered Call ETF	$86,934,159	$19,721,271	$106,655,430
Global X NASDAQ 100® Covered Call ETF	574,804,574	407,577,212	982,381,786
Global X SuperDividend® REIT ETF	–	14,376,608	14,376,608
Global X S&P 500® Catholic Values ETF	142,058	–	142,058
Global X E-commerce ETF	214,740	–	214,740
Global X Nasdaq 100® Covered Call & Growth ETF	6,622,752	6,136,408	12,759,160
Global X S&P 500® Covered Call & Growth ETF	2,120,851	910,975	3,031,826
Global X Emerging Markets Internet & E-commerce ETF	13,665	–	13,665
Global X NASDAQ 100® Tail Risk ETF	247,382	4,398	251,780
Global X NASDAQ 100® Risk Managed Income ETF	222,427	–	222,427
Global X NASDAQ 100® Collar 95-110 ETF	212,068	–	212,068
Global X S&P 500® Tail Risk ETF	186,833	–	186,833
Global X S&P 500® Collar 95-110 ETF	93,274	–	93,274
Global X Dow 30® Covered Call ETF	337,233	337,233	674,466

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2023 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Lithium & Battery Tech ETF	$2,650,374,459	$133,760,153	$(576,676,986)	$(442,916,833)
Global X SuperDividend® ETF	860,169,208	26,911,183	(175,307,095)	(148,395,912)
Global X Social Media ETF	232,217,576	6,299,858	(95,442,856)	(89,142,998)
Global X Guru® Index ETF	45,842,238	2,979,323	(5,618,149)	(2,638,826)
Global X SuperIncome™ Preferred ETF	177,156,413	521,386	(21,020,700)	(20,499,314)
Global X SuperDividend® U.S. ETF	660,695,175	59,211,279	(129,225,065)	(70,013,786)
Global X S&P 500® Covered Call ETF	2,801,099,164	306,135,760	(306,135,761)	(1)
Global X NASDAQ 100® Covered Call ETF	7,510,629,343	1,467,600,749	(1,467,600,749)	–
Global X MSCI SuperDividend® Emerging Markets ETF	47,275,385	3,419,403	(9,065,127)	(5,645,724)
Global X SuperDividend® REIT ETF	292,459,244	1,918,797	(76,965,454)	(75,046,657)
Global X Renewable Energy Producers ETF	86,081,674	718,902	(41,841,317)	(41,122,415)
Global X S&P 500® Catholic Values ETF	606,805,922	118,751,354	(54,674,167)	64,077,187
Global X MSCI SuperDividend® EAFE ETF	11,319,748	535,914	(1,833,436)	(1,297,522)
Global X E-commerce ETF	109,564,347	1,054,412	(48,041,911)	(46,987,499)
Global X Russell 2000 Covered Call ETF	1,403,448,540	107,030,370	(107,030,370)	–
Global X S&P Catholic Values Developed ex-U.S. ETF	15,313,436	631,053	(1,519,299)	(888,246)
Global X Nasdaq 100® Covered Call & Growth ETF	102,085,927	9,160,849	(9,160,849)	–
Global X S&P 500® Covered Call & Growth ETF	60,935,023	2,941,814	(2,941,814)	–
Global X Emerging Markets Internet & E-commerce ETF	4,067,337	86,571	(1,763,684)	(1,677,113)
Global X NASDAQ 100® Tail Risk ETF	1,360,975	95,605	(95,605)	–
Global X NASDAQ 100® Risk Managed Income ETF	11,795,194	835,101	(835,101)	–
Global X NASDAQ 100® Collar 95-110 ETF	2,109,450	173,675	(173,675)	–
Global X S&P 500® Tail Risk ETF	2,418,932	246,135	(246,135)	–

Notes to Financial Statements (Continued)

October 31, 2023

6. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X S&P 500® Risk Managed Income ETF	$27,063,940	$2,288,146	$(2,288,146)	$–
Global X S&P 500® Collar 95-110 ETF	2,217,495	220,101	(220,101)	–
Global X Disruptive Materials ETF	10,307,679	5,496	(2,638,912)	(2,633,416)
Global X Dow 30® Covered Call ETF	78,857,929	4,089,794	(4,089,794)	–
Global X Russell 2000 Covered Call & Growth ETF	8,269,956	–	–	–
Global X Financials Covered Call & Growth ETF	2,444,167	48,956	(264,845)	(215,889)
Global X Health Care Covered Call & Growth ETF	2,831,064	56,673	(312,113)	(255,440)
Global X Information Technology Covered Call & Growth ETF	3,202,285	571,442	(311,654)	259,788
Global X NASDAQ 100® ESG Covered Call ETF	2,473,495	204,513	(204,513)	–
Global X S&P 500® ESG Covered Call ETF	2,374,535	181,432	(181,432)	–
Global X Dow 30® Covered Call & Growth ETF	2,414,200	27,519	(27,519)	–

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, mixed straddles, MLP adjustments, wash sales, late year loss deferrals and differences due to preferred debt securities.

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Notes to Financial Statements (Continued)

October 31, 2023

7. CONCENTRATION OF RISKS (continued)

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Except for the Global X Russell 2000® Covered Call ETF, Global X Russell 2000 Covered Call & Growth ETF, Global X Financials Covered Call & Growth ETF, Global X Health Care Covered Call & Growth ETF and the Global X Information Technology Covered Call & Growth ETF which use a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have

Notes to Financial Statements (Continued)

October 31, 2023

7. CONCENTRATION OF RISKS (continued)

the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Global X Lithium & Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X Guru® Index ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X Renewable Energy Producers ETF, and Global X E-commerce ETF, are held by BNY Mellon and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase

Notes to Financial Statements (Continued)

October 31, 2023

8. LOANS OF PORTFOLIO SECURITIES (continued)

agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2023.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Lithium & Battery Tech ETF	$121,159,472	$121,159,472	$—	$—
Global X SuperDividend® ETF	24,017,012	18,419,915	5,597,097	—
Global X Social Media ETF	2,413,260	2,413,260	—	—
Global X Guru® Index ETF	1,409,565	1,409,565	—	—
Global X SuperDividend® U.S. ETF	1,971,501	1,971,501	—	—
Global X MSCI SuperDividend®
Emerging Markets ETF	347,622	347,622	—	—
Global X Renewable Energy
Producers ETF	2,047,817	1,222,768	825,049	—
Global X E-commerce ETF	802,249	529,864	272,385	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)

October 31, 2023

8. LOANS OF PORTFOLIO SECURITIES (continued)

The value of loaned securities and related collateral outstanding at October 31, 2023 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2023, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Lithium & Battery Tech ETF
Repurchase Agreements	$131,491,852	$—	$—	$—	$131,491,852
Total	$131,491,852	$—	$—	$—	$131,491,852
Global X SuperDividend® ETF
Repurchase Agreements	$19,721,246	$—	$—	$—	$19,721,246
U.S. Government Securities	—	—	—	5,597,097	5,597,097
Total	$19,721,246	$—	$—	$5,597,097	$25,318,343
Global X Social Media ETF
Repurchase Agreements	$2,569,231	$—	$—	$—	$2,569,231
Total	$2,569,231	$—	$—	$—	$2,569,231
Global X Guru® Index ETF
Repurchase Agreements	$1,484,508	$—	$—	$—	$1,484,508
Total	$1,484,508	$—	$—	$—	$1,484,508
Global X SuperDividend® U.S. ETF
Repurchase Agreements	$2,069,902	$—	$—	$—	$2,069,902
Total	$2,069,902	$—	$—	$—	$2,069,902
Global X MSCI SuperDividend® Emerging Markets ETF
Repurchase Agreements	$402,998	$—	$—	$—	$402,998
Total	$402,998	$—	$—	$—	$402,998
Global X Renewable Energy Producers ETF
Repurchase Agreements	$1,283,867	$—	$—	$—	$1,283,867
U.S. Government Securities	—	—	—	825,049	825,049
Total	$1,283,867	$—	$—	$825,049	$2,108,916
Global X E-commerce ETF
Repurchase Agreements	$548,141	$—	$—	$—	$548,141
U.S. Government Securities	—	—	—	272,385	272,385
Total	$548,141	$—	$—	$272,385	$820,526

Notes to Financial Statements (Concluded)

October 31, 2023

9. REVERSE STOCK SPLIT

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of the Global X SuperDividend® ETF, Global X MSCI SuperDividend® Emerging Markets ETF and Global X SuperDividend® REIT ETF, and Global X Emerging Markets Internet & E-commerce ETF, (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events.

In preparing these financial statements, management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. On October 12, 2023 the Board approved the liquidation of the Global X Emerging Markets Internet & E-commerce ETF. The Fund was liquidated on November 17, 2023.

Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the Funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (thirty-four of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X Lithium & Battery Tech ETF (1)	Global X S&P 500® Covered Call & Growth ETF (5)
Global X SuperDividend® ETF (1)	Global X Emerging Markets Internet & E-commerce ETF (6)
Global X Social Media ETF (1)	Global X Nasdaq 100® Tail Risk ETF (7)
Global X Guru® Index ETF (1)	Global X Nasdaq 100® Risk Managed Income ETF (7)
Global X SuperIncome™ Preferred ETF (1)	Global X Nasdaq 100® Collar 95-110 ETF (7)
Global X SuperDividend® U.S. ETF (1)	Global X S&P 500® Tail Risk ETF (7)
Global X S&P 500® Covered Call ETF (1)	Global X S&P 500® Risk Managed Income ETF (7)
Global X NASDAQ 100® Covered Call ETF (1)	Global X S&P 500® Collar 95-110 ETF (7)
Global X MSCI SuperDividend® Emerging Markets ETF (1)	Global X Disruptive Materials ETF (8)
Global X SuperDividend® REIT ETF (1)	Global X Dow 30® Covered Call ETF (9)
Global X Renewable Energy Producers ETF (1)	Global X Russell 2000 Covered Call & Growth ETF (10)
Global X S&P 500® Catholic Values ETF (1)	Global X Financials Covered Call & Growth ETF (11)
Global X MSCI SuperDividend® EAFE ETF (1)	Global X Health Care Covered Call & Growth ETF (11)
Global X E-commerce ETF (2)	Global X Information Technology Covered Call & Growth ETF (11)
Global X Russell 2000 Covered Call ETF (3)	Global X Nasdaq 100® ESG Covered Call ETF (12)

Report of Independent Registered Public Accounting Firm (Continued)

Global X S&P Catholic Values Developed ex-U.S. ETF (4)	Global X S&P 500® ESG Covered Call ETF (12)
Global X Nasdaq 100® Covered Call & Growth ETF (5)	Global X Dow 30® Covered Call & Growth ETF (13)

1.	Statements of operations for the year ended October 31, 2023, statements of changes in net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023.
2.	Statement of operations for the year ended October 31, 2023, statements of changes in net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the four years in the period ended October 31, 2023 and for the period November 27, 2018 (commencement of operations) through October 31, 2019.
3.	Statement of operations for the year ended October 31, 2023, statements of changes in net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the four years in the period ended October 31, 2023 and for the period April 17, 2019 (commencement of operations) through October 31, 2019.
4.	Statement of operations for the year ended October 31, 2023, statements of changes in net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the three years in the period ended October 31, 2023 and for the period June 22, 2020 (commencement of operations) through October 31, 2020.
5.	Statements of operations for the year ended October 31, 2023, statements of changes in net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the three years in the period ended October 31, 2023 and for the period September 18, 2020 (commencement of operations) through October 31, 2020.
6.	Statement of operations for the year ended October 31, 2023, statements of changes in net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period November 9, 2020 (commencement of operations) through October 31, 2021.
7.	Statements of operations for the year ended October 31, 2023, statements of changes in net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period August 25, 2021 (commencement of operations) through October 31, 2021.
8.	Statement of operations for the year ended October 31, 2023, statement of changes in net assets and the financial highlights for the year ended October 31, 2023 and for the period January 24, 2022 (commencement of operations) through October 31, 2022.
9.	Statement of operations for the year ended October 31, 2023, statement of changes in net assets and the financial highlights for the year ended October 31, 2023 and for the period February 23, 2022 (commencement of operations) through October 31, 2022.
10.	Statement of operations for the year ended October 31, 2023, statement of changes in net assets and the financial highlights for the year ended October 31, 2023 and for the period October 4, 2022 (commencement of operations) through October 31, 2022.
11.	Statements of operations and changes in net assets and the financial highlights for the period November 21, 2022 (commencement of operations) through October 31, 2023.
12.	Statements of operations and changes in net assets and the financial highlights for the period February 21, 2023 (commencement of operations) through October 31, 2023.
13.	Statements of operations and changes in net assets and the financial highlights for the period July 25, 2023 (commencement of operations) through October 31, 2023.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our

Report of Independent Registered Public Accounting Firm (Concluded)

audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 4, 2024

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from (May 1, 2023 through October 31, 2023).

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$789.20	0.75%	$3.38
Hypothetical 5% Return	1,000.00	1,021.43	0.75	3.82

Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$953.70	0.58%	$2.86
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

Global X Social Media ETF
Actual Fund Return	$1,000.00	$1,004.00	0.65%	$3.28
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$976.60	0.75%	$3.74
Hypothetical 5% Return	1,000.00	1,021.43	0.75	3.82

Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$916.90	0.48%	$2.32
Hypothetical 5% Return	1,000.00	1,022.79	0.48	2.45

Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$935.80	0.46%	$2.24
Hypothetical 5% Return	1,000.00	1,022.89	0.46	2.35

Global X S&P 500® Covered Call ETF
Actual Fund Return	$1,000.00	$990.40	0.60%	$3.01
Hypothetical 5% Return	1,000.00	1,022.18	0.60	3.06

Global X NASDAQ 100® Covered Call ETF
Actual Fund Return	$1,000.00	$1,017.90	0.60%	$3.05
Hypothetical 5% Return	1,000.00	1,022.18	0.60	3.06

Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$986.20	0.69%	$3.45
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$896.60	0.58%	$2.77
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Renewable Energy Producers ETF
Actual Fund Return	$1,000.00	$763.00	0.66%	$2.93
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36

Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$1,002.80	0.29%	$1.46
Hypothetical 5% Return	1,000.00	1,023.74	0.29	1.48

Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$926.90	0.56%	$2.72
Hypothetical 5% Return	1,000.00	1,022.38	0.56	2.85

Global X E-commerce ETF
Actual Fund Return	$1,000.00	$977.00	0.50%	$2.49
Hypothetical 5% Return	1,000.00	1,022.69	0.50	2.55

Global X Russell 2000 Covered Call ETF
Actual Fund Return	$1,000.00	$950.40	0.56%	$2.75
Hypothetical 5% Return	1,000.00	1,022.38	0.56	2.85

Global X S&P Catholic Values Developed ex-U.S. ETF
Actual Fund Return	$1,000.00	$921.50	0.35%	$1.70
Hypothetical 5% Return	1,000.00	1,023.44	0.35	1.79

Global X Nasdaq 100® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,054.70	0.60%	$3.11
Hypothetical 5% Return	1,000.00	1,022.18	0.60	3.06

Global X S&P 500® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,001.00	0.60%	$3.03
Hypothetical 5% Return	1,000.00	1,022.18	0.60	3.06

Global X Emerging Markets Internet & E-commerce ETF
Actual Fund Return	$1,000.00	$943.50	0.65%	$3.18
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X NASDAQ 100® Tail Risk ETF
Actual Fund Return	$1,000.00	$1,080.80	0.46%	$2.41
Hypothetical 5% Return	1,000.00	1,022.89	0.46	2.35

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X NASDAQ 100® Risk Managed Income ETF
Actual Fund Return	$1,000.00	$975.90	0.61%	$3.04
Hypothetical 5% Return	1,000.00	1,022.13	0.61	3.11

Global X NASDAQ 100® Collar 95-110 ETF
Actual Fund Return	$1,000.00	$1,001.30	0.48%	$2.42
Hypothetical 5% Return	1,000.00	1,022.79	0.48	2.45

Global X S&P 500® Tail Risk ETF
Actual Fund Return	$1,000.00	$1,008.70	0.47%	$2.38
Hypothetical 5% Return	1,000.00	1,022.84	0.47	2.40

Global X S&P 500® Risk Managed Income ETF
Actual Fund Return	$1,000.00	$969.20	0.60%	$2.98
Hypothetical 5% Return	1,000.00	1,022.18	0.60	3.06

Global X S&P 500® Collar 95-110 ETF
Actual Fund Return	$1,000.00	$990.10	0.46%	$2.31
Hypothetical 5% Return	1,000.00	1,022.89	0.46	2.35

Global X Disruptive Materials ETF
Actual Fund Return	$1,000.00	$753.20	0.59%	$2.61
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3.01

Global X Dow 30® Covered Call ETF
Actual Fund Return	$1,000.00	$990.90	0.60%	$3.01
Hypothetical 5% Return	1,000.00	1,022.18	0.60	3.06

Global X Russell 2000 Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$948.70	0.50%	$2.46
Hypothetical 5% Return	1,000.00	1,022.69	0.50	2.55

Global X Financials Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$989.90	0.55%	$2.76
Hypothetical 5% Return	1,000.00	1,022.43	0.55	2.80

Global X Health Care Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$966.90	0.55%	$2.73
Hypothetical 5% Return	1,000.00	1,022.43	0.55	2.80

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Information Technology Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$1,061.70	0.55%	$2.86
Hypothetical 5% Return	1,000.00	1,022.43	0.55	2.80

Global X NASDAQ 100® ESG Covered Call ETF
Actual Fund Return	$1,000.00	$1,011.20	0.61%	$3.09
Hypothetical 5% Return	1,000.00	1,022.13	0.61	3.11

Global X S&P 500® ESG Covered Call ETF
Actual Fund Return	$1,000.00	$983.50	0.60%	$3.00
Hypothetical 5% Return	1,000.00	1,022.18	0.60	3.06

Global X Dow 30® Covered Call & Growth ETF(3)
Actual Fund Return	$1,000.00	$946.50	0.60%	$1.57(2)
Hypothetical 5% Return	1,000.00	1,011.81	0.60	1.62

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 98/365 (to reflect the one-half year period).
(3)	Commenced operations on July 25, 2023.

Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 19, 2023, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report noted that one Fund, the Global X Nigeria Fund, was classified as an In-Kind Fund for purposes of Liquidity Reporting. The Committee’s report noted that no other material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held at the office of Global X Management Company LLC, the Trust’s investment adviser (“Global X Management”), on May 19, 2023 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (“New Investment Advisory Agreement”) for the Global X Dow 30® Covered Call & Growth ETF (“New Fund”) and (ii) the initial Supervision and Administration Agreement between the Trust (“New Supervision and Administration Agreement”), on behalf of the New Fund, and Global X Management. The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and

Approval of Investment Advisory Agreement (Unaudited) (Continued)

other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the date of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;

•	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and

Approval of Investment Advisory Agreement (Unaudited) (Continued)

expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/ or focused ETFs, and/or other similar registered funds;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratio for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the New Fund Agreements were reasonable on a comparative basis.

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the case of the New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trustees (unaudited)

The Trustees and officers are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-888-493-8631. The address for all Trustees and officers is c/o Global X Funds®, 605 3rd Avenue, 43rd Floor, New York, New York 10158. The following chart lists Trustees and Officers as of December 15, 2023.

Name (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee[4]	Other Directorships Held by Trustees
Independent Trustees[1], 2
Charles A. Baker (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	113 funds (108 of which were operational)	Trustee of OSI ETF Trust (2016-2022).
Susan M. Ciccarone (1973)	Trustee (since 09/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	113 funds (108 of which were operational)	Director of E78 Partners (since 2022); Director of ProSight Global, Inc. (since 2021); Director of Casa Holdco LP, parent of Celink (since 2018); Chairman, Payment Alliance International, Inc. (2019-2021).
Clifford J. Weber (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013- 2015).	113 funds (108 of which were operational)	Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); Trustee of Clough Global Opportunities Fund (since 2017); Chairman (2017-2023) and Trustee (2015- 2023) of Clough Funds Trust; and Chairman and Trustee of Elevation ETF Trust (2016-2018).

Trustees and Officers of the Trustees (unaudited)

Name (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee/Officers[1], 2
Thomas Park (1978)	President (since 11/2023)	Chief Executive Officer, GXMC (since 11/2023); Co-Chief Executive Officer Mirae Asset Global Investments (USA) (since 12/2022); President of Mirae Asset Global Investments (USA) (1/2020- 12/2022); and Executive Managing Director of Mirae Asset Global Investments (USA) (2011- 2022).	N/A	N/A
Alex Ashby (1986)	Chief Operating Officer (since 11/2023)	Head of Product Development, GXMC (since 2019); Vice President, Director of Product Development (2015 - 2018).	N/A	N/A
Susan Lively (1981)	Secretary (since 09/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020).	N/A	N/A
Eric Griffith3 (1969)	Assistant Secretary (since 02/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018).	N/A	N/A
Joe Costello (1974)	Chief Compliance Officer (since 09/2016)	Chief Compliance Officer, GXMC (since 09/2016).	N/A	N/A
Ronnie Riven (1984)	Chief Financial Officer (since 11/2023); Treasurer and Principal Accounting Officer (since 12/2020)	Head of Finance & Business Management, GXMC (since 01/2022); Treasurer, GXMC (since 02/2022); Director of Finance, GXMC (08/2018- 12/2021); Director of Accounting and Finance at Barclays Center (2016-2018).	N/A	N/A
Eric Olsen[3] (1970)	Assistant Treasurer (since 05/2021)	Director of Accounting, SEI Investment Manager Services (March 2021 to present); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021).	N/A	N/A

1	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
2	Luis Berruga served as an Interested Trustee of the Trust until December 15, 2023, and as President of the Trust until November 21, 2023. John Belanger served as Chief Operating Officer of the Trust and as Chief Financial Officer of the Trust until November 28, 2023.
3	These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.
4	As of October 31, 2023.

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2023 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Lithium and Battery Tech ETF
	0.00	0.00%	100.00%	100.00%	28.94%	84.22%
Global X SuperDividend® ETF
	24.12%	0.00%	75.88%	100.00%	0.00%	33.89%
Global X Social Media ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	29.34%
Global X Guru® Index ETF
	9.50%	0.00%	90.50%	100.00%	100.00%	100.00%
Global X SuperIncome™ Preferred ETF
	0.00%	0.00%	100.00%	100.00%	72.44%	72.44%
Global X SuperDividend® U.S. ETF
	36.82%	0.00%	63.18%	100.00%	66.33%	66.16%
Global X S&P 500® Covered Call ETF
	90.58%	0.00%	9.42%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call ETF
	97.51%	0.00%	2.49%	100.00%	0.00%	0.00%
Global X MSCI SuperDividend® Emerging Markets ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	54.45%
Global X SuperDividend® REIT ETF
	38.66%	0.00%	61.34%	100.00%	0.00%	9.33%
Global X Renewable Energy Producers ETF
	0.00%	0.00%	100.00%	100.00%	15.69%	100.00%
Global X S&P 500® Catholic Values ETF
	0.00%	0.00%	100.00%	100.00%	85.44%	87.84%
Global X MSCI SuperDividend® EAFE ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	76.96%
Global X E-commerce ETF
	100.00%	0.00%	0.00%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF
	91.55%	0.00%	8.45%	100.00%	0.00%	0.00%
Global X S&P Catholic Values Developed ex-U.S. ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	94.17%
Global X Nasdaq 100® Covered Call & Growth ETF
	95.66%	0.00%	4.34%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call & Growth ETF
	81.26%	0.00%	18.74%	100.00%	0.00%	0.00%
Global X Emerging Markets Internet & E-commerce ETF
	29.04%	0.00%	70.96%	100.00%	0.01%	58.99%
Global X NASDAQ 100® Tail Risk ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Risk Managed Income ETF
	97.55%	0.00%	2.45%	100.00%	0.00%	0.00%
Global X NASDAQ 100® Collar 95-110 ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X S&P 500® Tail Risk ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X S&P 500® Risk Managed Income ETF
	91.40%	0.00%	8.60%	100.00%	0.00%	0.00%
Global X S&P 500® Collar 95-110 ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Disruptive Materials ETF
	0.00%	0.00%	100.00%	100.00%	9.33%	63.52%
Global X Dow 30® Covered Call ETF
	81.80%	0.00%	18.20%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call & Growth ETF
	56.74%	1.90%	41.36%	100.00%	0.00%	0.00%
Global X Financials Covered Call & Growth ETF
	33.25%	0.00%	66.75%	100.00%	0.00%	0.00%
Global X Health Care Covered Call & Growth ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Information Technology Covered Call & Growth ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Nasdaq 100® ESG Covered Call ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X S&P 500® ESG Covered Call ETF
	65.75%	0.00%	34.25%	100.00%	0.00%	0.00%
Global X Dow 30® Covered Call & Growth ETF
	59.11%	0.00%	40.89%	100.00%	0.00%	0.00%

Notice to Shareholders (unaudited)

For the fiscal year ended October 31, 2023, the Funds have designated the following items with regard to distributions paid during the year.

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Lithium and Battery Tech ETF
	0.00%	0.21%	0.00%	0.00%	3.13%
Global X SuperDividend® ETF
	0.00%	0.06%	0.00%	0.00%	2.74%
Global X Social Media ETF
	0.00%	0.41%	0.00%	0.00%	0.00%
Global X Guru® Index ETF
	0.00%	1.14%	0.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF
	0.00%	1.17%	0.00%	0.00%	0.00%
Global X SuperDividend® U.S. ETF
	0.00%	0.42%	0.00%	0.00%	0.00%
Global X S&P 500® Covered Call ETF
	0.00%	0.75%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Covered Call ETF
	0.00%	1.65%	0.00%	0.07%	0.00%
Global X MSCI SuperDividend® Emerging Markets ETF
	0.00%	0.10%	0.00%	0.00%	14.58%
Global X SuperDividend® REIT ETF
	0.00%	0.01%	0.00%	59.53%	0.00%
Global X Renewable Energy Producers ETF
	0.00%	0.12%	0.00%	0.00%	17.75%
Global X S&P 500® Catholic Values ETF
	0.00%	0.19%	0.00%	0.00%	0.00%
Global X MSCI SuperDividend® EAFE ETF
	0.00%	0.03%	0.00%	0.00%	8.32%
Global X E-commerce ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF
	0.00%	0.72%	0.00%	0.00%	0.00%
Global X S&P Catholic Values Developed ex-U.S. ETF
	0.00%	0.04%	0.00%	0.00%	10.95%
Global X Nasdaq 100® Covered Call & Growth ETF
	0.00%	0.91%	0.00%	6.29%	0.00%
Global X S&P 500® Covered Call & Growth ETF
	0.00%	0.32%	0.00%	0.00%	0.00%
Global X Emerging Markets Internet & E-commerce ETF
	0.15%	0.44%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Tail Risk ETF
	0.00%	0.16%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Risk Managed Income ETF
	0.00%	0.93%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Collar 95-110 ETF
	0.00%	0.19%	0.00%	100.00%	0.00%
Global X S&P 500® Tail Risk ETF
	0.00%	0.06%	0.00%	0.00%	0.00%
Global X S&P 500® Risk Managed Income ETF
	0.00%	0.53%	0.00%	0.00%	0.00%
Global X S&P 500® Collar 95-110 ETF
	0.00%	0.12%	0.00%	0.00%	0.00%
Global X Disruptive Materials ETF
	0.00%	0.07%	0.00%	0.00%	12.32%
Global X Dow 30® Covered Call ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Russell 2000 Covered Call & Growth ETF
	0.00%	0.30%	100.00%	0.00%	0.00%
Global X Financials Covered Call & Growth ETF
	0.00%	0.01%	100.00%	0.00%	0.00%
Global X Health Care Covered Call & Growth ETF
	0.00%	0.01%	100.00%	0.00%	0.00%
Global X Information Technology Covered Call & Growth ETF
	0.00%	0.00%	100.00%	0.00%	0.00%
Global X Nasdaq 100® ESG Covered Call ETF
	0.00%	0.11%	100.00%	0.00%	0.00%
Global X S&P 500® ESG Covered Call ETF
	0.00%	0.35%	100.00%	0.00%	0.00%
Global X Dow 30® Covered Call & Growth ETF
	0.00%	0.30%	0.00%	0.00%	0.00%

Notice to Shareholders (unaudited)

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2023 the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Lithium and Battery Tech ETF	$24,051,507	$1,259,703
Global X Superdividend® ETF	36,187,303	2,516,242
Global X MSCI SuperDividend® Emerging Markets ETF	3,371,621	566,496
Global X Renewable Energy Producers ETF	1,203,815	181,136
Global X MSCI SuperDividend® EAFE ETF	715,237	66,767
Global X S&P Catholic Values Developed ex-U.S. ETF	377,438	31,144
Global X Disruptive Materials ETF	99,377	10,944

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2023. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV.

Notes

605 3rd Avenue, 43rd Floor

New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-003-1300

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2023			2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,235,693	$0	$0	$1,148,958	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$392,972	$0	$0	$406,447	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)	(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2023	2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $392,972 and $406,447, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Thomas Park
Thomas Park President

Date: January 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas Park
Thomas Park President

Date: January 9, 2024

By (Signature and Title)	/s/ Ronnie Riven
Ronnie Riven Chief Financial Officer

Date: January 9, 2024